File No. 033-31375
811-5929

As filed with the Securities and Exchange Commission on April 29, 2024

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

________________________

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

  Pre-Effective Amendment No. ☐

  Post-Effective Amendment No. 60 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

  AMENDMENT NO. 62

(Check appropriate box or boxes)

________________________

AUL AMERICAN UNIT TRUST

(Exact Name of Registrant)

AMERICAN UNITED LIFE INSURANCE COMPANY(R)

(Name of Depositor)

One American Square, Indianapolis, Indiana 46206-0368

(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number: (317) 285-1880

Sean P. McGoff

Chief Compliance Officer of the Separate Accounts

American United Life Insurance Company
One American Square
Indianapolis, Indiana 46206-0368

(Name and Address of Agent for Service)

________________________

It is proposed that this filing will become effective (Check appropriate Space)

               ☐ immediately upon filing pursuant to paragraph (b) of Rule 485

               ☒ On May 1, 2024 pursuant to paragraph (b) of Rule 485

               ☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

               ☐ on (date) pursuant to paragraph (a)(1) of Rule 485

               ☐ this post-effective amendment designates a new effective date for a previously filed amendment

Title of Securities Being Registered: Units of Interest in a Separate Account Under Variable Annuity Contracts.

PROSPECTUS FOR

AUL AMERICAN UNIT TRUST

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica Financial company

P.O. Box 368, Indianapolis, Indiana 46206-0368

Telephone: (800) 249-6269

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION, THE PROSPECTUSES OF THE FUNDS, OR THE STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS.

May 1, 2024

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Prospectus

AUL AMERICAN UNIT TRUST
Group Variable Annuity Contracts

Offered By

American United Life Insurance Company®
One American Square Indianapolis, Indiana 46206-0368
(800) 249-6269 — www.oneamerica.com

Annuity Service Officer Mailing Address: P.O. Box 6148, Indianapolis, Indiana 46206-6148

The Date of this Prospectus is May 1, 2024.

This Prospectus describes group variable annuity contracts ("Contracts") offered by American United Life Insurance Company® ("AUL" or the "Company"). Any qualified Employer, trust, custodian, association, or other entity may enter into the contracts.

This Prospectus describes contracts that allow ongoing Contributions that can vary in amount and frequency ("Recurring Contribution Contracts") and contracts that allow only a single contribution to be made ("Single Contribution Contracts"). All of the contracts provide for the accumulation of values on a variable basis, a fixed basis, or both. The contracts also provide several options for fixed Annuity payments to begin on a future date.

A Participant may allocate Contributions to the AUL American Unit Trust, a separate account of AUL (the "Variable Account"). The Variable Account is divided into Investment Accounts. These Investment Accounts invest in the corresponding Funds listed in the Appendix: Funds Available Under the Contract.

A Contract Participant does not own shares of the Fund; instead, units in the Variable Account are credited to his or her Account. For example, if a Participant decides to allocate his or her Contributions to the Pioneer Equity Income Portfolio, units of that Investment Account would be credited to the Participant's Account based on the amount of those Contributions and the then-current Accumulation Unit Value of that Investment Account. The Variable Account would, in turn, buy shares of the Pioneer Equity Income Portfolio.

A Participant's Account Value will fluctuate depending on the investment performance of the underlying Fund. These amounts are not guaranteed. Alternatively, instead of allocating Contributions to the Variable Account, a Participant may allocate Contributions to AUL's Fixed Interest Account ("FIA") or Stable Value Account ("SVA"). A contract contains either the FIA or the SVA. Contributions to the FIA will earn interest at rates that are paid by AUL as described in "The Fixed Interest Account." Contributions to the SVA will earn interest at rates that are paid by AUL as described in the "The Stable Value Account." A Participant may allocate Contributions to one or more of the Investment Accounts, but not all of the Investment Accounts may be available under a specific contract. The Investment Accounts available under a contract depend on which Investment Accounts the Contract Owner chooses.

This Prospectus provides information about the contracts and the Variable Account that a prospective investor should know before investing. Additional information is contained in a Statement of Additional Information ("SAI") dated May 1, 2023, which has been filed with the Securities and Exchange Commission (the "SEC"). The SAI is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the SAI without charge by calling or writing AUL at the telephone number or address indicated above.

If you are a new investor in the contract, you may cancel your contract within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total contract value, whichever is greater. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.

Neither the SEC nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the Prospectus. Any representation to the contrary is a criminal offense.

Additional general information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission's staff and is available at Investor.gov.

The date of this Prospectus is May 1, 2024.

TABLE OF CONTENTS

Description	Page
KEY INFORMATION TABLE	9
FEES AND EXPENSES	9
RISKS	9
RESTRICTIONS	10
TAXES	10
CONFLICTS OF INTEREST	11
OVERVIEW OF THE CONTRACT	12
Purpose of the Contracts	12
Types of Contracts
The Variable Account and the Funds
Fixed Interest Account and Stable Value Account
Contributions
Transfers
Withdrawals
The Death Benefit
Death Benefits and Multiple Beneficiaries
Annuity Options
Charges
Withdrawal Charge
Premium Tax Charge
Asset Charge
Administrative Charge
Additional Charges and Fees
Expenses of the Funds
Ten-Day Free Look
Termination by the Owner
Contacting AUL
EXPENSE TABLE
Annual Fees
Fees Paid Per Occurrence
Optional Fees
Total Fund Annual Operating Expenses
Example
Additional Assumptions:
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT	16
Fluctuating Investment Performance	16
Unsuitable for Short-Term Investment	16
Consequences of Early Withdrawals	16
Account Values in the Fixed Account	16
Financial Strength and Claims Paying Ability Risk	16
Tax Consequences	17
Cyber-Security and Business Interruption Risks	17
GENERAL INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS	17
American United Life Insurance Company®	17
Variable Account	18
The Funds	18

TABLE OF CONTENTS (continued)

Description	Page
THE CONTRACTS	19
CONTRIBUTIONS AND CONTRACT VALUES DURING THE ACCUMULATION PERIOD	20
Contributions under the Contracts	20
Ten-Day Free-Look	20
Initial and Single Contributions	20
Allocation of Contributions	20
Subsequent Contributions Under Recurring Contribution Contracts	21
Transfers of Account Value	21
Abusive Trading Practices	21
Late Trading	21
Market Timing	21
Participant's Variable Account Value	22
Accumulation Units	22
Accumulation Unit Value	22
Net Investment Factor	22
Dollar Cost Averaging Program	23
CASH WITHDRAWALS AND THE DEATH BENEFIT	23
Cash Withdrawals	23
SYSTEMATIC WITHDRAWAL SERVICE FOR 403(B), 408, 408A, 457 AND 409A PROGRAMS	24
CONSTRAINTS ON WITHDRAWALS	24
General	24
403(b) Programs	24
Texas Optional Retirement Program	25
The Death Benefit	25
Death Benefits and Multiple Beneficiaries	26
Termination by the Owner	26
Termination by AUL	27
Payments from the Variable Account	27
CHARGES AND DEDUCTIONS	27
Premium Tax Charge	27
Withdrawal Charge	27
Asset Charge	28
Commissions Paid to Broker-Dealers	29
Variable Investment Plus	28
Administrative Charge	29
Additional Charges and Fees	29
Other Charges	30
Variations in Charges	30
Guarantee of Certain Charges	30
Expenses of the Funds	30

TABLE OF CONTENTS (continued)

TABLE OF CONTENTS (continued)

DEFINTIONS OF TERMS

Various terms commonly used in this Prospectus are defined as follows:

Account Date – The date on which a Participant's initial Contribution is credited to a Participant's Account and on which AUL begins to determine account values. It is the date used to determine account years and account anniversaries.

Accumulation Period – The period commencing on a Participant's Account Date and terminating when the Participant's Account is closed, either through withdrawal, annuitization, payment of charges, payment of the death benefit, or a combination thereof.

Accumulation Unit – A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

Annuitant – The person or persons upon whose life or lives Annuity payments depend.

Annuity – A series of payments made by AUL to an Annuitant or Beneficiary during the period specified in the Annuity Option.

Annuity Commencement Date – The first day of any month in which an Annuity begins under a contract, which shall not be later than the required beginning date under applicable federal requirements.

Annuity Options – Options under a contract that prescribe the provisions under which a series of Annuity payments are made.

Annuity Period – The period during which Annuity payments are made.

AUL – American United Life Insurance Company®

Beneficiary – The person having the right to the death benefit, if any, payable upon the death of a Participant, an Annuitant or another Beneficiary.

Benefit Responsive – Certain types of contracts in which withdrawal charges are not applied for payment of benefits associated with retirement, death, disability, certain terminations of employment, unforeseeable emergency, hardship, loans, required minimum distribution under the Internal Revenue Code, or long-term care facility and terminal illness benefit riders.

Business Day – A day on which both AUL's Home Office and the New York Stock Exchange are customarily open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving, but AUL may not be open for business on other days.

Contract Date – The date shown as the Contract Date in a contract. It will not be later than the date any Contribution is accepted under a contract, and it is the date used to determine Contract Years and contract anniversaries.

Contract Owner Account – Any account of a contract owner, participant, annuitant, or beneficiary to which (net) purchase payments under a variable annuity contract are added and from which administrative or transaction charges may be subtracted.

Contract Year – A period beginning with one contract anniversary, or, in the case of the first Contract Year, beginning on the Contract Date, and ending the day before the next contract anniversary. The first Contract Year may, at the request of the Owner, be less than twelve (12) months so that the Contract Year will coincide with the Owner's accounting year. Thereafter, each Contract Year will consist of a twelve (12) month period, unless a change in the Owner's accounting year is made.

Contributions – Any amount deposited under a contract by a Participant or by an Owner or other duly authorized entity on behalf of a Participant under a 403(b) Program, a 408 or 408A Program, an Employee Benefit Plan, or a 457 or 409A Program. Depending on the type of contract, Contributions may be made on a recurring basis or on a single-premium basis.

Depositor – American United Life Insurance Company is the Depositor for contracts and is primarily responsible for the organization of the Registrant and the person, other than the trustee or custodian, who has continuing functions or responsibilities for the administration of the affairs of the Registrant, including establishing and maintaining the separate account.

Employee Benefit Plan – A pension or profit-sharing plan established by an Employer for the benefit of its employees, and which is qualified under Section 401 of the Internal Revenue Code. This term also includes Health Savings Accounts, Health Reimbursement Arrangements, and other post-employment benefit plans discussed on page seven (7).

Employer – An Employer, such as a tax-exempt or public-school organization, with respect to which a contract has been entered into for the benefit of its employees. In some cases, a trustee or custodian may act as the Owner for Participants. In this case, certain rights usually reserved to the Employer will be exercised either directly by the employees or through such trustee or custodian, who will act as the agent of such employees.

DEFINTIONS OF TERMS (continued)

Employer Sponsored 403(b) Program – A 403(b) Program funded with a contract that allows the Owner to terminate the contract and transfer the contract assets to another funding medium.

Fixed Interest Account ("FIA") – An account that is part of AUL's General Account in which all or a portion of a Participant's Account Value may be held for accumulation at fixed rates of interest paid by AUL. The FIA may not be available under all contracts.

Funds – A diversified, open-end management investment company in which the Registrant invests and may be selected as an option by the Contract Owner.

General Account – All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

Home Office – The Annuity Service Office at AUL's principal business office, One American Square, Indianapolis, Indiana 46206-0368.

Investment Account – One or more of the subdivisions of the Variable Account. Each Investment Account invests in a corresponding portfolio of a particular Fund. Not all of the Investment Accounts may be available under a particular contract and some of the Investment Accounts are not available for certain types of contracts.

IRS – Internal Revenue Service.

Owner – Also referenced herein as "Contract Owner", Employer, association, trust, or other entity entitled to the ownership rights under the contract and in whose name or names the contract is issued. A trustee, custodian, administrator, or other person performing similar functions may be designated to exercise an Owner's rights and responsibilities under certain contracts. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, administrator, or other person.

Participant – An eligible employee, member, or other person who is entitled to benefits under the Plan or retirement program as determined and reported to AUL by the Owner or other duly authorized entity.

Participant's Account – An account established for each Participant. In some contracts, Participants' Accounts are not maintained.

Participant's Account Value – The current value of a Participant's Account under a contract, which is equal to the sum of a Participant's Fixed Interest Account Value, Stable Value Account Value and Variable Account Value. When the account is established, it is equal to the initial Contribution, and thereafter will reflect the net result of Contributions, investment performance, charges deducted, loans, and any withdrawals taken.

Participant's Fixed Interest Account Value – The total value of a Participant's interest in the FIA.

Participant's Variable Account Value – The total value of a Participant's interest in the Investment Accounts of the Variable Account.

Participant's Withdrawal Value – A Participant's Account Value minus the applicable withdrawal charge and minus the Participant's outstanding loan balances, if any, and any expense charges due thereon.

Plan – The retirement plan or other type of Employee Benefit Plan, in connection with which the contract is issued, and any subsequent amendment to such a plan.

Registrant – The term "Registrant" means the separate account (as defined in Section 2(a)(37) of the 1940 Act [15 U.S.C. 80a-2(a)(37)] which offers the variable annuity contracts. Throughout this Prospectus, "Registrant" refers to AUL American Unit Trust.

Securities Act – The Securities Act of 1933 [15 U.S.C. 77a et seq.].

Stable Value Account ("SVA") – An account that is part of AUL's General Account in which all or a portion of a Participant's Account Value may be held for accumulation at fixed rates of interest paid by AUL. The SVA may not be available under all contracts.

Statement of Additional Information ("SAI") – This information is required by Part B of this Form.

Statutory Prospectus – A prospectus that satisfies the requirements of section 10(a) of the Securities Act [15 U.S.C. 77j(a)].

Summary Prospectus – A prospectus that satisfies the requirements by paragraph (a)(11) of rule 498A under the Securities Act [17 CFR 230.498A(a)(11)].

Valuation Date – Each date on which the Variable Account is valued, which currently includes each Business Day.

DEFINTIONS OF TERMS (continued)

Valuation Period – A period used in measuring the investment experience of each Investment Account of the Variable Account. The Valuation Period begins following the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Variable Account – The AUL American Unit Trust, which is a separate account of AUL, whose assets and liabilities are maintained separately from those of AUL's General Account.

Variable Annuity Contract or Contract – Any accumulation contract or annuity contract, any portion thereof, or any unit of interest participation therein pursuant to which the value of the contract, either during an accumulation period or after annuitization, or both, varies according to the investment experience of the separate account in which the contract participates. Unless the contract otherwise requires, the term refers to the variable annuity contracts being offered pursuant to the Registration Statement prepared on this Form.

Vested – A legally fixed immediate right of ownership.

403(b) Program – An arrangement by a public-school organization or a religious, charitable, educational, or scientific organization that is described in Section 501(c)(3) of the Internal Revenue Code under which employees are permitted to take advantage of the federal income tax deferral benefits provided in Section 403(b) of the Internal Revenue Code.

408 or 408A Program – A program of individual retirement annuities, including a traditional IRA, a Simplified Employee Pension, SIMPLE IRA, or Roth IRA established by an Employer, that meets the requirements of Section 408 or 408A of the Internal Revenue Code.

457 or 409A Program – A 457 Program is a plan established by a unit of a state or local government or a tax-exempt organization (other than a church) under Section 457 of the Internal Revenue Code. A 409A Program is a deferred compensation plan that does not qualify as an eligible 457(b) deferred compensation plan.

KEY INFORMATION TABLE

Important Information You Should Consider about the Contract

	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals

If a Participant withdraws money from the contract within the first 10 years, he or she will be assessed a surrender charge. Maximum surrender charges are assessed as follows: 8% in years 1-5 and 4% in years 6-10. For example, if a Participant makes a withdrawal on a $100,000 Account Value in year 5, he or she will be assessed a surrender charge of $8,000. A withdrawal or surrender may also be subject to a withdrawal charge and a market value adjustment.

Charges and Deductions
Transaction Charges

In addition to surrender charges, you may also be charged for other transactions. Transaction charges include a Loan Initiation Fee of up to $100 per loan, a loan administration fee of up to $50 per loan annually, a service fee of up to $5 per transfer for non-electronic transfers between investment options, a Distribution Fee of up to $60 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump sum, and a fee of up to $100 for each Participant for whom an individual check is prepared upon contract termination. These charges are discussed in further detail in the Fee Table.

Expense Table; Charges and Deductions
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Expense Table; Charges and Deductions
	Annual Fee Base contract Investment options (Fund fees and expenses) Optional benefits available for an additional charge (for a single optional benefit, if elected)	Minimum 0% 0.01% 0%	Maximum 1.25% 4.57% 1.20%
Lowest and Highest Annual Cost Table*	Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.			Expense Table; Charges and Deductions
Lowest Annual Cost: $10
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Fund fees and expenses
• No optional benefits
• No sales charges
• No additional purchase payments, transfers or withdrawals	Highest Annual Cost: $6,820
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and Fund fees and expenses
• No sales charges
• No additional purchase payments, transfers or withdrawals

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in the contract, including loss of principal (your contributions).	Principal Risks of Investing in the Contract
Not a Short-Term Investment	This contract is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.
• Surrender Charges apply for up to 10 years from the Contract Date.
	• Tax deferral is more beneficial to investors with a long-time horizon.	Principal Risks of Investing in the Contract; Contract Charges and Fees

	RISKS	Location in Prospectus
Risks Associated with Investment Accounts	An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract (e.g. Funds), each investment option including the Fixed Interest Account and/or the Stable Value Account Investment option will have its own unique risks, and the investor should review these investment options before making an investment decision.
	You should review each Fund's prospectus before making an investment decision.	Principal Risks of Investing in the Contract
Insurance Company Risks

An investment in the contract is subject to the risk related to AUL, including that any obligations (including the Fixed Interest Account and/or the Stable Value Account investment option), guarantees, and benefits of the contract are subject to the claims-paying ability of AUL. If AUL experiences financial distress, it may not be able to meet its obligations to you. More information about AUL, including its financial strength ratings, is available upon request from AUL or by visiting https://www.oneamerica.com/about-us/financial-strength-ratings.

Principal Risks of Investing in the Contract; AUL, the Separate Account and the General Account
	RESTRICTIONS	Location in Prospectus
Investments	• We reserve the right to limit the number of transfers or to restrict transfers from being made on consecutive Valuation Dates. The Maximum Number of Transfers in any Contract Year is 20.
• The contract limits the amount you can transfer from the Fixed Account within a Policy Year.
• A Participant may transfer part or all of the Participant's Fixed Interest Account Value (subject to the outstanding loan provision mentioned above) to one (1) or more of the available Investment Accounts during the Accumulation Period, provided, however, that if a Participant's FIA Value is $2,500 or more on the first (1st) day of a Contract Year, then amounts transferred from the FIA to an Investment Account during any given Contract Year cannot exceed 20 percent of the Participant's Fixed Interest Account Values as of the beginning of that Contract Year.
• All or a portion of the Participant's SVA Account Value may be transferred from the SVA. Contract Owner-directed transfers to and from the SVA are subject to AUL's approval.
	• We reserve the right to close, add, substitute or remove Investment Accounts as investment options under the contract. A Fund may also be merged into another Fund.	Transfer Fee Sub-Account Availability and Substitution of Funds Fixed Account; The Fixed Interest Account; The Stable Value Account
Optional Benefits

The optional benefits available to you are specific to your contract. Please review your contract for more details. The contracts offer several investment portfolio options, and these portfolios may change over time.

	TAXES	Location in Prospectus
Tax Implications	• You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.
• There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account ("IRA").
	• Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.	Tax Considerations

CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation	• Some investment professionals may receive compensation for selling the contract.
• Compensation can take the form of commissions on premiums paid.
• These investment professionals may have a financial incentive to offer or recommend the contract over another investment.	Charges and Deductions
Exchanges	• Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own.
• You should only exchange your contract if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing contract.	Charges and Deductions

OVERVIEW OF THE CONTRACT

Purpose of the Contracts

The group variable annuity contracts ("Contracts") described in this Prospectus were generally designed by AUL for use with group retirement programs that qualify for favorable tax-deferred treatment as retirement programs under Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code. While variable annuities may provide a Contract Owner or a Participant with additional investment and insurance or annuity-related benefits when used in connection with such a tax-qualified program, any tax deferral is provided by the program or plan and not the annuity contract. A variable annuity contract presents a dynamic concept in retirement planning designed to give Employers and employees and other Participants in programs flexibility to attain their investment goals. A contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed annuity payments.

Additionally, a contract may be used to accept Contributions as a funding vehicle for a Plan Sponsor- provided: (1) Health Savings Account (HSA) established pursuant to Internal Revenue Code Section 223 that is used exclusively to reimburse incurred qualified medical expenses for "medical care" as defined in Code Section 213(d); (2) Health Reimbursement Arrangement (HRA) accident and health plan that is used exclusively to reimburse expenses incurred for such medical care; or (3) plan that is used to provide post-employment non-pension benefits (which may include unused sick and vacation leave time benefits or certain health care benefits) for former employees.

AUL offers several types of contracts that are described in this Prospectus. Recurring Contribution Contracts are available for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code and also for use with HRA, HSA and other post-employment benefit ("OPEB") plans. AUL also offers single Contribution Contracts which are only available for use in connection with retirement programs that meet the requirements of Sections 403(b), 408 and 408A of the Internal Revenue Code.

Phases of the Contract

The contract exists in two separate phases: accumulation (savings) and annuitization (income).

During the Accumulation Period, the Owner or a Participant (depending on the contract) can allocate Contributions to the various Investment Accounts of the Variable Account or to the FIA or SVA. AUL will allocate Contributions designated to accumulate on a variable basis to the Variable Account. See the Section "Variable Account" later in this Prospectus. The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one (1) of the Funds listed in the Appendix: Funds Available Under the Contract. Each of the Funds has different principal investment strategies, investment objectives and risks. An Owner or a Participant (depending on the contract) may allocate Contributions to one or more of the Investment Accounts available under a contract. A Participant's Account Value will increase or decrease in dollar value depending upon the investment performance of the corresponding Fund in which the Investment Account invests. These amounts are not guaranteed. The Owner or the Participant bears the investment risk for amounts allocated to an Investment Account of the Variable Account.

Additional information about the underlying Funds is available in Appendix: Funds Available Under the Contract.

An Owner or a Participant (depending on the contract) may allocate Contributions to the FIA or to the SVA, which are part of AUL's General Account. Amounts allocated to the FIA or to the SVA earn interest at rates periodically determined by AUL. The FIA rates are guaranteed to be at least equal to a minimum effective annual rate ranging from 1 percent to 4 percent, depending on the contract. The SVA has no minimum credited interest rate guarantee. See the Sections "The Fixed Interest Account" and "The Stable Value Account" later in this Prospectus. A Participant may find information regarding the availability of the FIA or SVA in the contract certificate issued to the Participant.

During the annuitization phase, AUL makes periodic income payments to the Annuitant. At the time of annuitization, the Annuitant elects the duration of the annuity payments – either for a fixed period of time or for the duration of the Annuitant's (and possibly the Annuitant's spouse's) life. Annuity payments are fixed, meaning each annuity payment will be the same amount. After annuitization begins, the only value associated with the contract is the stream of annuity payments; unless otherwise specified in the annuity option, the Annuitant cannot withdraw value from the contract over and above the annuity payments. Additionally, once annuitization has begun, there is no death benefit, which means that upon the death of the Annuitant (and the Annuitant's spouse if a joint annuity option was elected), all payments stop and the contract terminates, unless the particular annuitization option provides otherwise.

If an investor annuitizes, he or she will receive a stream of income payments, however (i) he or she will be unable to make withdrawals, and (ii) death benefits and living benefits will terminate.

Contract Features

Withdrawals. The Participant may surrender or take a withdrawal from the Account Value at any time before the Annuity Commencement Date, subject to the limitations under any applicable Plan, the contract and applicable law. See the Section "Cash Withdrawals" later in this Prospectus. Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "Constraints on Withdrawals." In addition, distributions under certain retirement programs may result in a tax penalty. See the Section "Tax Penalty" later in this Prospectus. A withdrawal or surrender may also be subject to a withdrawal charge and a market value adjustment ("MVA"). See the Sections "Withdrawal Charge" and "The Fixed Interest Account" later in this Prospectus.

The Death Benefit. If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. Generally, the amount of the death benefit is equal to the Vested portion of the Participant's Account value minus any outstanding loan balances and any due and unpaid charges on those loans. Some contracts may contain a provision for a guaranteed minimum death benefit in which case the amount of the death benefit is the greater of the Participant's Account Value as of the date the death benefit is calculated or the guaranteed minimum death benefit. A Participant may find in the contract certificate issued to the Participant information regarding whether the optional guaranteed minimum death benefit is selected. A death benefit will not be payable if the Participant dies on or after the Annuity Commencement Date, except as may be provided under the Annuity Option elected. See the Sections "The Death Benefit" and "Annuity Options" later in this Prospectus.

Death Benefits and Multiple Beneficiaries. Where there are multiple Beneficiaries, death benefits payable to a Beneficiary remains fully invested in the separate account options selected by the Participant and remain subject to market volatility until that Beneficiary provides proof of death and establishes Beneficiary status. AUL will administer the death benefits as otherwise described herein.

Guaranteed Minimum Death Benefit. This optional benefit allows a Beneficiary to receive the greater of the Participant's Account Value as of the date the death benefit is calculated or the guaranteed minimum death benefit. Participants of certain IRA contracts will incur an additional fee for selection of this optional benefit.

Dollar Cost Averaging Program. Contract Owners and Participants who wish to purchase units of an Investment Account over a period of time in an attempt to reduce the aggregate average cost per Accumulation Unit may do so through the Dollar Cost Averaging ("DCA") Program. See the Section "Dollar Cost Averaging Program" later in this Prospectus.

Brokerage Window. Brokerage Window service, available under certain Employer Sponsored Contracts at certain asset levels, allows a Participant the ability to invest a portion of the Account Value in a brokerage account, to be invested with the brokerage window account custodian. Participants will incur an additional fee for selection of this service.

Investment Advice Provider with Managed Account Service. Selection of this service allows Contract Owners and Participants access to investment professionals that offer individualized investment advice. Participants will incur an additional fee for selection of this service.

Plan Sponsor Investment Option. This optional benefit allows Contract Owners to offer plan-level investment portfolios constructed to meet the needs of the Participants. Participants will incur an additional fee for selection of this optional benefit.

403(b) Plan Loans. If a 403(b) Plan allows, a loan may be taken at any time prior to the Annuity Commencement Date. The minimum loan that can be taken at any time is specified in the Plan. Participants may incur additional charges and fees for services such as loan initiation and loan maintenance. See the Section "403(b) Plan Loans" later in this Prospectus.

Annuity Options. The contracts provide for several fixed Annuity Options, any one of which may be elected if permitted by the applicable Plan and applicable law. AUL will pay fixed and guaranteed payments under the Annuity Options. While an annuitization will provide a stream of income payments, it will also prevent additional withdrawals and terminate the death benefit except as may be provided under the Annuity Option elected. See the Section "Annuity Period" later in this Prospectus.

Ten-Day Free Look. Under 403(b), 408, 408A and certain HRA, HSA, and post- employment benefit plan contracts, the Owner has the right to return the contract for any reason within ten (10) days (or, in some states, twenty (20) days) of receipt. If this right is exercised, the contract will be considered void from its inception and AUL will fully refund the amount you paid with your application or your total contract value, whichever is greater.

Termination by the Owner. An Owner of a contract acquired in connection with an Employee Benefit Plan, a 457 or 409A Program, or an Employer Sponsored 403(b) Program may terminate the contract by sending proper written notice of termination to AUL at the Home Office. Upon termination of such a contract, the Owner may elect from the payment options offered under the contract.

FEE TABLE

The following tables describe the fees and expenses that the Owner or Participant will pay when buying, owning or surrendering the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that the Owner or Participant will pay at the time that the Owner or Participant buys the contract, surrenders the contract, or takes a withdrawal from the Participant's Account Value or transfers Participant's Account Value between Investment Accounts. State Premium taxes may also be deducted. See "Premium Tax Charge."

Transaction Expenses
Charge
Maximum Deferred Sales Load (Withdrawal Charge)(1)	8%
Maximum Loan Initiation Fee(2)	$100
Maximum Loan Administration Fee(3)	$50
Maximum Annual Charge for Non-Electronic Transfers(4)	$5
Maximum Charge for Non-Electronic Contributions	$1,000
Maximum Distribution Fee(5)	$60
Maximum Contract Termination Individual Participant Check Fee(6)	$100

(1) The withdrawal charge varies based on the contract.

(2) AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested. See "Additional Information about Fees" later in this Prospectus. Please refer to your contract for details regarding the availability of Plan loans and the interest rates applicable to you.

(3) AUL may charge a loan administration fee of up to $50 per loan annually, which will either be billed to the Owner or deducted from the Participant's Account.

(4) AUL may charge a service fee of up to $5 per transfer for non-electronic transfers between investment options, which will either be billed to the Owner or deducted from the Participant's Account.

(5) AUL may bill the Owner for a Distribution Fee of up to $60 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(6) AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon contract termination. See "Additional Information about Fees" later in this Prospectus.

The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including Fund fees and expenses).

If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Charge
Maximum Total Separate Account Annual Expenses (Asset Charges)(1)	1.25%
Maximum Administrative Charge(2)	$75
Optional Benefit Expenses
Maximum Brokerage Window Fee(3)	$100
Maximum Managed Account Service Fee(4)	1.00%
Maximum Plan Sponsor Investment Option Advisory Fee(5)	0.03%
Maximum Guaranteed Minimum Death Benefit Option (per year)(6)	0.20%

(1) This charge may be less than 1.25 percent for certain contracts. See "Asset Charge" later in this Prospectus. Please refer to your contract for details regarding the Asset Charge applicable to you.

(2) The Administrative Charge may be less than $75 per year, based on the size of the Participant's Account and/or the type of contract.

(3) Brokerage Window service allows a Participant the ability to invest a portion of the Account Value in a brokerage account, to be invested with the brokerage window account custodian. The Brokerage Window is only available with certain Employer Sponsored Contracts at certain asset levels. AUL may bill the Owner for this charge or deduct the charge from the Participant's Account, depending on the contract. The fee does not include any charges that may be assessed by the Brokerage Window account custodian.

(4) AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. See "Additional Information about Fees" later in this Prospectus.

(5) This charge is applicable to Plans sold after January 1, 2017. For certain Plans sold before January 1, 2017, the maximum fee for Plan Sponsor Investment Option Advisory Fee is $1,500 if the Plan has less than $500,000 in assets. If the Plan has more than $500,000 in assets, the benefit is included at no additional charge. Please refer to your contract for details regarding the Plan Sponsor Investment Advisory Option Fee applicable to you.

(6) This charge only applies to certain IRA contracts. See "Additional Information about Fees" later in this Prospectus.

FEE TABLE (continued)

The next table shows the minimum and maximum total operating expenses charged by the Funds that the Owner or Participant may pay periodically during the time that the Owner owns the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Fund Annual Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution fees and/or service (12b-1) fees, and other expenses)	0.01%	4.57%

Example

The Example is Intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable time period:
1 Year	3 Years	5 Years	10 Years
$11,694	$21,359	$28,673	$59,832

(2) If you annuitize at the end of the applicable time period:
1 Year	3 Years	5 Years	10 Years
$4,455	$14,055	$24,615	$56,035

(3) If you do not surrender your contract:
1 Year	3 Years	5 Years	10 Years
$4,455	$14,055	$24,615	$56,035

Additional Assumptions:

Annual M&E Charge:	1.25% Maximum
GMDB Option:	0.20% Maximum
Admin. Charge:	$75
Brokerage Window:	$100
Investment Advice Provider with Managed Account Services:	1.00%
Plan Sponsor Investment Option:	0.03%
Surrender Charges:	8% for years 1-5; 4% for years 6-10; 0% for years 11+
These surrender charges are reduced by 10% due to the free out provision in these contracts.
This is the maximum surrender charge scale imposed on such contracts.
For example, if the participant surrenders at the end of the fifth year, there will be a Surrender Charge of 8% x 0.90 = 7.2% of the Account Value charged to the participant.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Fluctuating Investment Performance

Account Values in an Investment Account are not guaranteed and will increase and decrease in value according to investment performance of the Fund. If you put money into an Investment Account, you assume all the investment risk on that money. A comprehensive discussion of each Investment Account's and Fund's objective and risk is found in this prospectus and in each Fund's prospectus, respectively. You should review these prospectuses before making your investment decision. Your choice of Investment Accounts and the performance of the Funds will impact the Policy's Account Value.

Unsuitable for Short-Term Investment

The contract is not suitable as short-term savings investments and is not appropriate for an investor who needs ready access to cash.

Consequences of Early Withdrawals

Surrender Charges are assessed if you request full or partial withdrawals from your contract within the first ten (10) years. Surrender charges are assessed as follows: 8% in years 1-5 and 4% in years 6-10 with charges reduced by 10% due to the free-out provision of the contract. Full or Partial Surrenders may result in tax consequences and penalties in the event the Owner is under the age of 59 1/2. A withdrawal or surrender may also be subject to an MVA.

Account Values in the Fixed Account

Contributions allocated to the Fixed Account are held in AUL's General Account. There are limitations on your right to transfer amounts from the Fixed Account and, due to these limitations, if you want to transfer the entire balance of the Fixed Account to one or more Investment Accounts, it may take several years to do so. Therefore, you should carefully consider whether the Fixed Account meets your investment needs.

Account Values in the Stable Value Account

Contributions allocated to the Stable Value Account are held in AUL's General Account. There are limitations on your right to transfer amounts from the Stable Value Account and, due to these limitations, if you want to transfer the entire balance of the Stable Value Account to one or more Investment Accounts, it may take several years to do so. Therefore, you should careful consider whether the Stable Value Account meets your investment needs.

Financial Strength and Claims Paying Ability Risk

We issue other types of financial products. In addition to any amounts, we are obligated to pay in excess of Account Value under the contract, we also pay our obligations under these products from our assets in the General Account. Unlike assets held in the Variable Account, the assets of the General Account are subject to the general liabilities of AUL and, therefore, to AUL's General Account creditors. In the event of an insolvency of receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other Owners' obligations.

The General Account is not segregated or insulated from the claims of the insurance company's creditors. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.

Risks Associated with the Investment Advice Provider with Managed Account Services

As discussed below, for additional charge, Contract Owners and Participants may access investment professionals who offer individualized investment advice by selecting the Investment Advice Provider with Managed Account Services. Although such service is designed to help Contract Owners and Participants make individualized investment decisions based on various levels of risk and circumstances, there is no assurance that following such investment advice will not result in loss of money or that investment results will not experience volatility.

Risks Associated with the Plan Sponsor Investment Option

As discussed below, for additional charge, Contract Owners may choose the Plan Sponsor Investment Option and receive recommendation from Mesirow Financial a plan-level investment portfolio based on the Plan Sponsor's unique employee profile. Although such portfolios are designed to optimize returns given the employee profile, there is no assurance that a portfolio will not lose money or that investment results will not experience volatility. Additionally, although the portfolios are intended to optimize returns given various levels of risk tolerance, a portfolio may not perform as intended. Contract Owner should review the employees' financial needs, investment time horizon, and risk comfort level to determine whether to invest in the recommended portfolio.

Tax Consequences

As noted in greater detail in the section headed "Tax Considerations", you should consult a tax professional to determine the implications of an investment in and withdrawals from the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or IRA. Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

Cyber-Security and Business Interruption Risks

We rely heavily on interconnected computer systems and digital data to conduct our variable products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Account Value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the Funds, impact our ability to calculate your Account Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Funds invest, which may cause the funds underlying your contract to lose Account Value. There can be no assurance that we or the Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

In addition to cyber security risks, we are exposed to risks related to natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic, could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from contract owners. Catastrophic events may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.

GENERAL INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS

American United Life Insurance Company®

AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

After conversion, MHC issued voting stock to a newly formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, MHC must always hold at least 51 percent of the voting stock of the Stock Holding Company, which in turn owns 100 percent of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. In 2003, the Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due in 2033.

AUL conducts a conventional life insurance and annuity business. The principal underwriter for the contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. OneAmerica Securities, Inc. is registered as a broker-dealer with the SEC. The principal business address for OneAmerica Securities, Inc. is One American Square, Indianapolis, Indiana 46206-0368.

Variable Account

The AUL American Unit Trust was established by AUL on August 17, 1989, under procedures established under Indiana law. The income, gains, or losses of the Variable Account, whether realized or not realized, are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the contracts. The assets of the Variable Account may not be charged with the liabilities arising out of any other business of AUL. All obligations arising under the contracts are general corporate obligations of AUL. AUL may invest and accumulate its own assets, including the proceeds it receives as contract charges and investment results applicable to those assets, in the Variable Account.

The Variable Account is currently divided into sub-accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of a specific Fund. Contributions may be allocated to one (1) or more Investment Accounts available under a contract. Not all of the Investment Accounts may be available under a particular contract and some of the Investment Accounts are not available for certain types of contracts. AUL may in the future establish additional Investment Accounts of the Variable Account, which may invest in other Funds or in other securities, funds, or investment vehicles. The Investment Accounts available under a contract depend on which Investment Accounts the Contract Owner chooses.

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.

The Funds

Each of the Funds is an open-end management investment company commonly referred to as a Fund. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each Fund has its own investment objective and policies. The shares of each Fund are purchased by AUL for the corresponding Investment Account at the Fund's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a Fund are automatically reinvested in such Fund at net asset value, unless AUL instructs otherwise. AUL has entered into agreements with AGM Funds, LLC, AllianceBernstein, LP, Allianz Global Investors U.S. LLC, Allspring Global Investments Holdings, LLC, American Beacon Advisors, Inc., American Century Investments Management, Inc., Amundi Asset Management, Inc., AQR Capital Management, LLC, Ariel Investments, LLC, Auxier Asset Management, LLC, Ave Maria Mutual Funds, Baron Capital Group, Inc., BlackRock Advisors, LLC, BNYM Investment Adviser, Inc., Calamos Advisors, LLC, Calvert Research and Management, Capital Research and Management Company, Cohen & Steers Capital Management, Inc., Columbia Mgmt. Investment Advisers, LLC, Cramer Rosenthal McGlynn, LLC, Crossmark Global Investments, Inc., Delaware Management Company, Dimensional Fund Advisors LP, DWS Investment Management Americas, Inc., Federated Investment Management Company, Fidelity Management & Research Company, LLC, First Eagle Investment Management, LLC, Franklin Templeton Institutional, LLC, Fred Alger Management Inc., Frost Investment Advisors, LLC, Geneva Capital Management, LLC, Goldman Sachs Asset Management, L.P., Guidestone Capital Management, Harbor Capital Advisors, Inc., Harris Associates, LP, Hartford Funds Management Company, LLC, Hensler Asset Management, LLC Impax Asset Management LLC, Invesco Advisers, Inc., J.P. Morgan Investment Management, Inc., Janus Henderson Investors US, LLC, John Hancock Advisers, LLC, Knights of Columbus Asset Advisors LLC, Lazard Asset Management LLC, Legg Mason Partners Fund Advisor, LLC, Lord, Abbett & Co LLC, Manning & Napier Advisors, LLC, Metropolitan West Asset Management, LLC, MFS Fund Distributors, Inc., MML Investment Advisers, LLC, Neuberger Berman Investment Advisers LLC, New York Life Investment Management Holdings LLC, North Square Investments, LLC, Northern Funds Distributors, LLC, Nuveen Securities, LLC, Pacific Investment Management Company, LLC, Park Place Capital Corporation, Parnassus Investments, LLC, Payden & Rygel, Principal Global Investors, LLC, Prudential Financial, Inc., Putnam Investments Management, LLC, Renaissance Investment Management, Robert W. Baird & Co., Russell Investment Company, SSGA Funds Management, Inc., T. Rowe Price Investment Management, Thornburg Investment Management, Inc. TIAA-CREF Investment Management, LLC, Timothy Plan, Ltd. ,Touchstone Securities, Inc., Vanguard Group, Inc., Victory Capital Management, Inc., Virtus Investment Partners Inc., Voya Investments Distributor, LLC, Waddell & Reed Financial, Inc., and William Blair & Company, LLC, under which AUL has agreed to render certain services and to provide information about these Funds to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds.

The investment advisers of the Funds are identified in the Appendix: Funds Available Under the Contract. All of the investment advisers are registered with the SEC as investment advisers. The Funds offer their shares as investment vehicles to support variable annuity contracts. The advisers or distributors of the Funds may advise and distribute to other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their prospectuses, which accompany this prospectus.

The Owner and/or Participant should consult his or her registered representative or financial advisor who may provide information on the Funds, as not all of them may be suitable for an Owner's and/or Participant's long-term investment needs. The Owner and/or Participant can lose money by investing in a contract, and the underlying Funds could underperform other investments. Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other Funds that may be managed or sponsored by the same investment adviser, sub-adviser, manager, or sponsor, AUL does not represent or assure that the investment results will be comparable to those of any other Funds, even where the investment adviser, sub-adviser, or manager is the same. Certain Funds available through the contract have names similar to Funds not available through the contract. The performance of a Fund not available through the contract does not indicate performance of a similarly named Fund available through the contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in Fund performance. For all these reasons, investment results are expected to differ.

THE FUNDS ARE DESCRIBED IN THEIR PROSPECTUSES. FOR MORE COMPLETE INFORMATION CONCERNING THE FUNDS, PLEASE SEE THE APPLICABLE FUND'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Revenue AUL Receives

Under the agreements referenced in the immediately preceding section, AUL has agreed to render certain services and to provide information about the Funds in the preceding section to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds. Further, under these agreements, AUL may directly or indirectly receive payments from the underlying Funds, their advisers, sub-advisers, distributors or affiliates thereof, in connection with these administrative, marketing and other services AUL provides and expenses AUL incurs. AUL generally receives these types of payments:

Rule 12b-1 Fees

By virtue of the agreements entered into between the Funds, AUL and AUL's affiliated broker dealer, OneAmerica Securities, Inc. (OAS), OAS receives compensation from the disributor/advisor of the Funds, ranging from 0.0 percent until a certain level of Fund assets have been purchased to an annual service fee of up to 0.75 percent based on the average daily market value of shares owned by the separate account. OAS generally receives such 12b-1 fees for providing marketing and distribution services to a Fund. OAS retains 12b-1 fees and AUL retains any other fees received that are attributable to AUL's variable insurance products.

Administrative, Marketing, and Other Support Service Fees

As noted, AUL receives Support Service Fees from each Fund. This fee is described in greater detail within the agreement for each Fund. These payments may be derived, in whole or in part, from the advisory fee deducted from the underlying Fund's assets. Contract Owners and/or Participants, through their investment in the Investment Accounts that invest in underlying Fund, bear the costs of these advisory fees. The amount of the payments AUL and OAS receive is based on a percentage of the assets of the particular underlying Funds attributable to the contract and to certain other variable insurance products that AUL issues. These percentages differ and may be significant. Some advisers or sub-advisors pay AUL and/or OAS more than others.

Since not all Funds pay the same amount of 12b-1 Fees to OAS or Support Service Fees to AUL, the amount of the fees received by AUL and OAS may be greater or smaller depending upon the manner in which the money that makes up a Participant's Account Value is allocated.

THE CONTRACTS

The contracts are offered for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code and HRA, HSA and OPEB Plans. Certain federal tax advantages are currently available to retirement programs that qualify as (1) self-employed individuals' retirement plans under Section 401, (2) pension or profit- sharing plans established by an Employer for the benefit of its employees under Section 401, (3) Annuity purchase plans sponsored by certain tax-exempt organizations or public school organizations under Section 403(b), (4) individual retirement annuities, including a traditional IRA and those established by an Employer as a simplified employee pension plan or SIMPLE IRA plan under Section 408, or a Roth IRA under Section 408A, or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457 or 409A, and to (6) HRAs, HSAs and OPEB Plans.

A contract is issued to the Owner. Generally, persons eligible to participate in the Owner's Plan are eligible to become Participants under the contract. In certain contracts, the Owner shall be responsible for determining persons who are eligible to become Participants and for designating such persons to AUL. For purposes of determining benefits under a contract, an account called a Participant's Account is established for each Participant during the Accumulation Period. However, in some contracts, Participant Accounts are not maintained.

The Owner of the contract or the Plan Sponsor (depending on the contract) is generally responsible for providing all communications and instructions concerning Participant Accounts to AUL. However, in some instances a Participant may communicate directly with AUL. For example, a Participant in an IRA may request a withdrawal directly from AUL. While the Owner generally is responsible for remitting Contributions and instructions for Participants, the Participant may be permitted or required to make certain decisions and elections under the contract, as specified by the Owner in the Plan, trust, or another appropriate document. The pertinent Plan document and, if applicable, the Employer's plan administrator should be consulted with any questions about benefits under the contract.

CONTRIBUTIONS AND CONTRACT VALUES DURING THE ACCUMULATION PERIOD

Contributions Under the Contracts

Contributions under Recurring Contribution Contracts may be made by or on behalf of a Participant at any time during the Participant's life and before the Participant's Annuity Commencement Date. Contributions must be at least equal to the minimum required Contribution under any of the Plans or programs. In Single Contribution Contracts, the minimum Contribution for each Participant is either $1,000 or $5,000, depending on the contract. A Participant may find information regarding any applicable maximum and minimum Contribution limits in the contract certificate issued to the Participant. AUL may change the minimum Contribution permitted under a contract, but any such change in the minimum required Contribution shall apply only to Participant Accounts established on or after the effective date of the change. AUL may, at its discretion, waive any minimum required Contribution.

Annual Contributions under any of the Plans are subject to maximum limits imposed under federal tax law. See the Statement of Additional Information for a discussion of these limits or consult the pertinent Plan document. Limitations on the amount of contributions to an Investment Account, if any, are imposed by the Funds and described in the prospectus of such Fund(s).

Ten-Day Free-Look

Under 403(b), 408, 408A and certain HRA, HSA, and post- employment benefit plan contracts, the Owner has the right to return the contract for any reason within ten (10) days (or, in some states, twenty (20) days) of receipt. If this right is exercised, the contract will be considered void from its inception and AUL will fully refund any Contributions.

Initial and Single Contributions

Initial Contributions received for a Participant will be credited to the Participant's Account no later than the end of the Business Day following the Business Day in which it is received by AUL at the Home Office if it is preceded or accompanied by all the information necessary for opening the Participant's Account. If AUL does not receive the necessary information, AUL will notify the Owner or individual that AUL does not have the necessary information to open the Account. If the necessary information is not provided to AUL at the time AUL receives the Contribution, AUL will return the Contribution to the contributing party within five (5) Business Days. However, in some contracts, funds received from a prior plan provider which cannot be allocated to Participant Accounts will not be returned to the Owner or to the provider, but instead will be allocated to an Owner-level account and invested in those Investment Accounts, FIA or SVA approved by the Owner. When the allocation data is received from the prior plan provider, such funds (plus gains/minus losses) are transferred from the Owner-level account to the appropriate Participant Account(s). If such Funds have been allocated to the SVA, an amount equal to the SVA Account Value will be transferred to appropriate Participant Accounts on a pro rata basis.

Allocation of Contributions

Initial and subsequent Contributions under the contracts will be allocated among the Investment Accounts of the Variable Account, the FIA or the SVA as instructed by the Owner or Participant and as provided by the terms of the contract. The investment allocation of the initial Contribution is to be designated at the time the enrollment is completed to open an account for a Participant. Depending on the type of contract, the enrollment application specifies that, in the absence of an investment allocation form or other instructions, initial and subsequent Contributions shall be allocated to the Goldman Sachs Financial Square Resource Money Market Investment Account ("MMIA"), AUL's General Account, or when allowed by AUL, to another default Investment Option otherwise selected by the Owner. Allocation will be made to AUL's General Account only if the MMIA Option is not available under a particular contract.

A Participant's Account Value that has been initially allocated to the default Investment Option may be transferred to other available Investment Options by the affected participant(s) via the OneAmerica.com Account Services web site. Allocation to any Investment Account, the SVA or the FIA must be made in one percent increments or in increments permitted by AUL. The FIA, the SVA and all of the Investment Accounts may not be available under a particular contract. In addition, some of the Investment Accounts are not available for certain types of contracts.

Any change in allocation instructions will be effective upon receipt by AUL at the Home Office and will continue in effect until subsequently changed. Changes in the allocation of future Contributions have no effect on amounts already contributed on behalf of a Participant. Such amounts, however, may be transferred among the Investment Accounts of the Variable Account, the FIA, or the SVA in the manner described in "Transfers of Account Value."

Subsequent Contributions Under Recurring Contribution Contracts

When forwarding Contributions to AUL, the amount being contributed on behalf of each Participant must be specified unless Participant Accounts are not maintained under the contract. Participant Accounts may not be maintained under the contract if the Owner elects to allocate Plan assets to investments other than an AUL contract, or in AUL's judgment, the Plan's recordkeeping practices impose an administrative or financial burden on AUL. In such circumstances, AUL would be unable to allocate amounts as specified for each Participant because AUL would not be providing recordkeeping services for the Plan. The Contributions shall be allocated among the Investment Accounts of the Variable Account that are available under a contract and the FIA or SVA (if available) as described above in "Allocation of Contributions." Contributions (other than the initial Contribution for each Participant) are credited as of the end of the Valuation Period in which they are received by AUL at the Home Office if AUL has received full payment for the Contribution, the information needed to establish the Participant's Account, and proper instructions regarding the application and allocation of the Contributions among Participants. Contributions may also be forwarded to AUL electronically. When this method of Contribution is used, an allocation list describing the Contribution to be allocated to each Participant is sent to AUL by the Owner. AUL processes the allocation list and then initiates an ACH (Automated Clearinghouse) debit on the Owner's account for the amount of the Contribution. Following receipt of the funds, a confirmation is sent to the Owner which lists the amount or amounts allocated to each Participant's Account and the amount of the ACH debit to the Owner's account. ACH or other electronic payment methods generally allow more efficient and timely processing of Contributions. AUL reserves the right to impose an annual charge on Owners who do not elect to use ACH or other electronic payment methods. The annual fee for manual processing is currently $1,000, but AUL reserves the right to increase this fee.

Transfers of Account Value

All or part of a Participant's Variable Account Value may be transferred among the Investment Accounts of the Variable Account that are available under a contract or to the FIA or SVA (if available under a contract) at any time during the Accumulation Period upon receipt of a proper written request by AUL at the Home Office, through interactive voice response or through AUL's website.

Generally, there are no limitations on the number of transfers between Investment Accounts available under a contract. See "The Fixed Interest Account" and "The Stable Value Account" for restrictions on transfers involving the FIA or the SVA. In addition, no charges are currently imposed upon transfers. However, if AUL determines that transfers are being made on behalf of one (1) or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted. AUL reserves the right in certain contracts to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or internet-based transfers.

Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.

Abusive Trading Practices

Late Trading

Some investors attempt to profit from trading in Funds after the close of the market, but before the Fund has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades in the Funds with information that is not readily available to the market, thereby benefiting financially to the detriment of other shareholders.

AUL prohibits late trading. The administrator of the separate accounts of AUL dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's share value. All trades received after this point will receive the next day's calculated share value.

Market Timing

Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying Fund management, hurt underlying Fund performance and drive underlying Fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.

AUL discourages market timing and excessive trading. If the Owner intends to engage in such practices, they should not invest in the Variable Account. AUL reserves the right to reject any request to purchase units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related Contract Owners, or a financial advisor with discretionary trading authority for multiple accounts).

AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. AUL has entered into agreements, pursuant to SEC Rule 22c-2, with all Funds offered under the contract. The agreements require AUL to provide requested transaction detail to the Funds in order for the Funds to monitor market timing according to each Fund's respective policy. Once a possible abuse is flagged, AUL may restrict trading to the extent permitted under applicable laws and the contract.

Generally, Participant trading history is reviewed to confirm if the trading activity is indeed abusive. This procedure is enforced against all Participants consistently.

If it is determined that the Participant's trading activity violates any Fund's trading policy, then the Participant shall be notified of restrictions on his or her account. The Participant's access to internet and interactive voice response trades are turned off and they are limited to a specific number of trades per month, as determined by AUL or the respective Funds. AUL will not enter into any agreement with any individual, corporation, Plan or other entity that would permit such activity for that entity while discouraging it for other Owners.

Some Funds may charge a redemption fee for short term- trading in their Funds. Furthermore, as stated above, the Funds monitor trading at the omnibus level and enforce their own policies and procedures based on their respective policies. AUL will cooperate and may share Participant-level trading information with the Funds to the extent necessary to assist in the enforcement of these policies. Please consult the Funds' Prospectuses for more details.

Participant's Variable Account Value

Accumulation Units

Contributions to be allocated to the Investment Accounts available under a contract will be credited to the Participant's Account in the form of Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account at the end of the Valuation Period in which the Contribution is received by AUL at the Home Office. The number of Accumulation Units so credited to the Account shall not be changed by a subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Investment Account and charges against the Investment Account.

Accumulation Unit Value

AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. The Accumulation Unit value for each Investment Account is established on the inception date. Subsequently, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor for the particular Investment Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.

Net Investment Factor

The Net Investment Factor is used to measure the investment performance of an Investment Account from one Valuation Period to the next. For any Investment Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a)  is equal to:

(1)  the net asset value per share of the Fund in which the Investment Account invests, determined as of the end of the Valuation Period, plus

(2)  the per share amount of any dividend or other distribution, if any, paid by the Fund during the Valuation Period, plus or minus

(3)  a credit or charge with respect to taxes paid, if any, or reserved for by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no federal income taxes are applicable under present law and no such charge is currently assessed).

(b)  is the net asset value per share of the Fund, determined as of the end of the preceding Valuation Period; and

(c)  is a daily charge factor determined by AUL to reflect the fee assessed against the assets of the Investment Account for the asset charge.

Dollar Cost Averaging Program

Contract Owners and Participants who wish to purchase units of an Investment Account over a period of time may do so through the Dollar Cost Averaging ("DCA") Program. The theory of DCA is that greater numbers of Accumulation Units are purchased at times when the unit prices are relatively lower than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the DCA Program does not assure a Contract Owner or Participant of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

Under a DCA Program, the Owner deposits premiums into the MMIA, FIA or the SVA (if available under the contract) and then authorizes AUL to transfer a specific dollar amount for a specific length of time from such Account into one (1) or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually on the last Business Day of such period. These transfers will continue automatically until the earliest of: the date AUL receives notice to discontinue the Program; until there is not enough money in the MMIA,FIA or SVA to continue the Program; until the expiration of the length of time selected; or if the transfers are being drawn from the FIA, until the time a transfer would exceed the 20 percent or ninety (90) day equity wash limitations on transfers from the FIA, if a particular contract contains the 20 percent or ninety (90) day restriction.

Currently, the minimum required amount of each transfer is $100, although AUL reserves the right to change this minimum transfer amount in the future. DCA transfers to the FIA, MMIA and to the SVA are not permitted under the DCA Program. At least ten (10) days advance written notice to AUL is required before the date of the first proposed transfer under the DCA Program. AUL offers the DCA Program to Contract Owners and Participants at no charge, and AUL reserves the right to temporarily discontinue, terminate, or change the Program at any time. Contract Owners and Participants may discontinue participation in the Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five (5) days before a previously scheduled transfer is to occur.

Contract Owners or Participants may initially elect to participate in the DCA Program, and if this election is made at the time the contract is applied for, the Program will take effect on the first monthly, quarterly, semi-annual, or annual transfer date following the premium receipt by AUL at the Home Office. The Contract Owner or Participant may select the month, quarter, or year that the transfers are to be made and such transfers will automatically be performed on the last Business Day of such period. To participate in the Program, a minimum balance of $10,000 in the MMIA, FIA or SVA is required.

CASH WITHDRAWALS AND THE DEATH BENEFIT

Cash Withdrawals

During the lifetime of the Participant, at any time before the Annuity Commencement Date and subject to the limitations under the applicable Plan and applicable law, a withdrawal may be taken from a Participant's Account Value. A withdrawal request will be effective as of the end of the Valuation Date that a proper written request, in a form acceptable to AUL, is received by AUL at the Home Office. Withdrawal requests and payments are processed and paid in accordance with applicable law and applicable contract terms, if any.

A withdrawal of a Participant's entire Variable Account Value will result in a withdrawal payment equal to the value of the Participant's Variable Account Value as of the end of the Valuation Period during which a proper withdrawal request is received by AUL at the Home Office, minus any applicable withdrawal charge.

A withdrawal may be requested for a specified percentage or dollar amount of a Participant's Variable Account Value. In some contracts, the minimum amount that may be withdrawn from a Participant's Variable Account Value in an Investment Account is the lesser of $500 or the Participant's entire Account Value in the Investment Account as of the date the withdrawal request is received by AUL. A request for a withdrawal will result in a payment by AUL equal to the amount specified in the withdrawal request. Upon payment, the Participant's Variable Account Value will be reduced by an amount equal to the payment and any applicable withdrawal charge. If a withdrawal is requested that would leave a Participant's Variable Account Value in any

Investment Account less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the Investment Account.

The amount of a withdrawal will be taken from the Investment Accounts and the FIA or the SVA as instructed. A withdrawal will not be affected until proper instructions are received by AUL at the Home Office.

A withdrawal may result in the deduction of a withdrawal charge and application of an MVA. See "Withdrawal Charge," "The Fixed Interest Account" and "The Stable Value Account."

In addition, distributions under certain retirement programs may result in a tax penalty. See "Tax Penalty."

SYSTEMATIC WITHDRAWAL SERVICE FOR 403(B), 408, 408A, 457 AND 409A PROGRAMS

A Participant in a contract used in connection with a 403(b) plan (other than an Employer Sponsored 403(b) plan) or 408 or 408A Program who is at least age 59 1/2 can generally arrange to have systematic cash withdrawals from his or her Account Value paid on a regular monthly, quarterly, or annual basis. Systematic cash withdrawals are also available for Participants in a contract used in connection with a 457 or 409A Program, but there is no age limitation. Each withdrawal payment must be at least $100. An application form containing details of the service is available upon request from AUL. The service is voluntary and can be terminated at any time by the Participant or Owner. AUL does not currently deduct a service charge for withdrawal payments but reserves the right to do so in the future and, similarly, reserves the right to increase the minimum required amount for each withdrawal payment. Systematic withdrawals are not available for some 403(b) contracts due to the Benefit Responsive features of the contracts.

Participants will pay a withdrawal charge in connection with the systematic cash withdrawals to the extent the withdrawal charge is applicable. See "Withdrawal Charge" and "Federal Tax Matters."

CONSTRAINTS ON WITHDRAWALS

General

Since the contracts offered by this Prospectus will be issued in connection with retirement programs that meet the requirements of Section 401, Section 403(b), Section 408, 408A, 409A or Section 457 of the Internal Revenue Code, or with HRA, HSA, or OPEB plans, reference should be made to the terms of the particular Plan or contract for any limitations or restrictions on cash withdrawals. A withdrawal that results in receipt of proceeds by a Participant may result in receipt of taxable income to the Participant and, in some instances, in a tax penalty. The tax consequences of a withdrawal under the contracts should be carefully considered. See "Federal Tax Matters."

403(b) Programs

Section 403(b) of the Internal Revenue Code permits public school employees and employees of certain types of charitable, educational, and scientific organizations specified in Section 501(c)(3) of the Internal Revenue Code to purchase Annuity contracts, and, subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax deferred Annuity contracts meeting the requirements of Section 403(b) that apply to tax years beginning on or after January 1, 1989.

Amounts attributable to Code Section 403(b) elective deferral Contributions made pursuant to a salary reduction agreement may be distributed to a Participant pursuant to the provisions of the Plan provided that the distribution shall not occur until the Participant has either attained age 59 1/2, severed employment, died, become totally disabled, experienced a hardship, or a withdrawal is made to provide a Plan loan. In the case of a hardship withdrawal, any gain credited to such Contributions may not be withdrawn. Hardship for this purpose is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, paying certain tuition expenses, or prevention of foreclosure or eviction. These timing restrictions do not apply to Contributions (but do apply to earnings thereon) that were contributed before 1989, to withdrawals to correct excess Contributions, or to distributions due to Plan termination.

Payments made to Participants at Plan termination are also permitted if the Plan Sponsor does not make Contributions to another 403(b) plans during the period beginning on the date of Plan termination and ending twelve (12) months after distribution of all assets.

A Participant in a contract purchased as a tax-deferred Section 403(b) Annuity contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Account Value attributable to Contributions made under a salary reduction agreement or any income or gains credited to such Participant after December 31, 1988, under the contract unless one of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this contract under a Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the contract attributable to a Participant's December 31, 1988, account balance under the old contract, provided that the amounts transferred between contracts qualifies as a tax- free transfer or exchange under the Internal Revenue Code.

For 403(b) contracts issued after 2008, any distribution of non-elective deferrals cannot occur unless the Participant severs employment or upon the occurrence of an event specified in the Plan, such as the attainment of a specified age, after a fixed number of years of service or disability (although this restriction does not apply to withdrawals to correct excess Contributions, distributions of after-tax employee Contributions and earnings thereon, and distributions due to Plan termination). A Participant's Withdrawal Value in a contract may be able to be transferred to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an Employer's Section 403(b) arrangement.

Texas Optional Retirement Program

AUL intends to offer the contract within the Texas Optional Retirement Program. Under the terms of the Texas Optional Retirement Program, if a Participant makes the required Contribution, the State of Texas will contribute a specified amount to the Participant's Account. If a Participant does not commence the second year of participation in the plan as a "faculty member," as defined in Title 110B of the State of Texas Statutes, AUL will return the State's contribution. If a Participant does begin a second year of participation, the Employer's first-year Contributions will then be applied as a Contribution under the contract, as will the Employer's subsequent Contributions.

The Attorney General of the State of Texas has ruled that, under Title 110B of the State of Texas Statutes, withdrawal benefits of contracts issued under the Texas Optional Retirement Program are available only in the event of a Participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. A Participant under a contract issued in connection with the Texas Optional Retirement Program will not, therefore, be entitled to exercise the right of withdrawal to receive the Account Value credited to such Participant unless one of the foregoing conditions has been satisfied. The Withdrawal Value of such Participant's Account may, however, be transferred to other contracts or other carriers during the period of participation in the program.

The Death Benefit

If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary upon receipt of due proof of the Participant's death and instructions regarding payment to the Beneficiary. If there is no designated Beneficiary living on the date of death of the Participant, AUL will pay the death benefit in one sum to the estate of the Participant upon receipt of due proof of death of both the Participant and the designated Beneficiary and instructions regarding payment. If the death of the Participant occurs on or after the Annuity Commencement Date, no death benefit will be payable under the contract except as may be provided under the Annuity Option elected.

The amount of the death benefit equals the Vested portion of the Participant's Account Value minus any outstanding loan balances and any due and unpaid charges on those loans. Under contracts acquired in connection with 408 and 408A Programs and some 403(b) Programs, the Vested portion of a Participant's Account Value shall be the Participant's entire Account Value. Under Employee Benefit Plans, 409A or 457 Programs and some 403(b) Programs, the Vested portion of a Participant's Account Value is the amount to which the Participant is entitled upon death or separation from service under a vesting schedule contained in the pertinent Plan. If the death benefit is less than a Participant's Account Value, the death benefit shall be paid pro rata from the Investment Accounts and the FIA or SVA, and the remainder of the Account Value shall be distributed to the Owner or as directed by the Owner. Prior to such distribution, any remaining Account Value in the Investment Accounts shall be transferred to AUL's General Account or to the default Investment Account directed by the contract. Certain contracts have a death benefit which is the greater of the Participant's Account Value as of the date the death benefit is calculated or a Guaranteed Minimum Death Benefit ("GMDB") on the contract anniversary immediately preceding the date of death. In this calculation, the GMDB is increased by any Contributions made since the last contract anniversary and is reduced proportionately to reflect any withdrawals made since the last contract anniversary. The GMDB is reset on each contract anniversary and is the greater of (1) the GMDB on the prior contract anniversary, increased by any prior year Contributions, and reduced proportionately to reflect any prior year withdrawals, or (2) if the Participant is younger than age 81, the Participant's Account Value on the current contract anniversary. As of the Participant's death, the GMDB will cease to increase or decrease in value.

The death benefit will be paid to the Beneficiary in a single sum or under one of the Annuity Options, as directed by the Participant or as elected by the Beneficiary. If the Beneficiary is to receive Annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.

Death Benefits and Multiple Beneficiaries

Where there are multiple Beneficiaries, death benefits payable to a Beneficiary remains fully invested in the separate account options selected by the Participant and remain subject to market volatility until that Beneficiary provides proof of death and establishes Beneficiary status. AUL will administer the death benefits as otherwise described herein.

Termination by the Owner

An Owner of a contract funding an Employee Benefit Plan, a 409A or 457 Plan, or an Employer-Sponsored 403(b) Plan may terminate the contract by sending proper written notice to AUL's Home Office. Termination is effective as of the end of the Valuation Date that the notice is received by AUL. Proper notice of termination must include an election of the method of payment, an indication of the person(s) to whom payment is to be made, and the Owner's (and, in some contracts, the Plan Sponsor's) agreement that AUL will not be held responsible for any losses or claims that may arise against AUL in connection with making the termination payout as requested by the Owner (provided that such an agreement is not prohibited by the contract or an amendment).

Upon termination of such a contract, generally the Owner may direct AUL to pay an amount equal to the contract's aggregate Variable Account Withdrawal Value (determined as of the end of the Valuation Date that the termination is effective) in a lump sum.

Depending on contract provisions, for contracts funding certain Employee Benefit Plans or 409A or 457 Plans, the Owner may direct AUL to pay the contract's FIA Withdrawal Value in a lump sum subject to an Investment Liquidation Charge ("ILC") or MVA (see discussion below) or if the dollar-weighted average rate of interest AUL credits to amounts withdrawn from the FIA or General Account equals or exceeds the current interest rate credited to new contributions in seven (7) approximately equal installments over six (6) years (for certain Employee Benefit Plan Contracts) or six (6) approximately equal annual installments over five (5) years (for other Employee Benefit Plan Contracts and for some 409A or 457 Plan Contracts).

For some contracts issued prior to 1999 which fund Employer- Sponsored 403(b) Plans, the Owner may direct AUL to pay the contract's FIA Withdrawal Value in seven (7) approximately equal annual installments over six (6) years.

In contracts issued prior to 1999 which fund a Code Section 401(a) Employee Benefit Plan or an Employer-Sponsored 403(b) Plan, the Owner may terminate the contract and elect to receive (within ninety (90) days of written notice by the Owner, and without penalty as defined by law) either:

(1)  a lump-sum equal to the contract's aggregate General Account Withdrawal Value, plus or minus an MVA to the extent allowed, which is determined by AUL as of the calculation date by multiplying a specified percentage times the aggregate General Account Withdrawal Value being paid, or

(2)  all amounts invested under the contract in AUL's General Account as of the date of calculation, excluding any amounts previously used or set aside to purchase annuities, in eleven (11) approximately equal annual installments over a ten (10) year period (without application of the General Account Withdrawal Charge or an MVA).

Further details regarding options (1) and (2) above and their applicability to a given contract may be found in a contract Supplement.

Similar provisions (without application of an MVA) regarding Participant withdrawals apply to some contracts issued prior to 1999 which fund SEP and SIMPLE IRA Plans.

For some contracts issued after 1998 that fund Employer- Sponsored 403(b) Plans, or for some contracts wherein no Participant Accounts are maintained, no FIA or other General Account Withdrawal Value lump-sum option is available, only installment payments. However, AUL may amend these contracts to permit lump-sum payouts of FIA or other General Account funds, subject to a Withdrawal Charge and an MVA to the extent allowed or may otherwise allow such lump-sum payouts if the dollar-weighted average rate of interest AUL credits to amounts withdrawn from the FIA or General Account equals or exceeds the current interest rate credited to new Contributions. Termination options may be negotiated with individual Plan Sponsors depending on unique or special circumstances.

Until all of the terminating contract's funds invested in AUL's FIA or other General Account Investment Option have been paid by AUL under any of the installment payments discussed above, the interest rate determined under the contract will be credited to the remaining Withdrawal Values. Interest will be paid with each installment payment.

When making lump-sum payouts of FIA or other General Account funds other than the SVA, AUL applies an ILC or MVA, depending on the contract. The ILC or MVA is equal to a certain percentage, as described in the contract, multiplied by the FIA or other General Account Withdrawal Value. In some contracts, the ILC percentage is 6(i – j), where "i" is the Current Rate of Interest being credited by AUL to new Contributions as of the date of calculation and "j" is the average rate of interest being credited by AUL to various portions of the General Account as of the date of calculation. In some contracts, the MVA percentage is 5(i – j) when "i" exceeds "j," and is deducted from the amount paid. The MVA percentage is 4(j – i) when "i" exceeds "j," and is added to the amount paid. Payment of FIA or any other General Account amounts may be delayed for up to six (6) months after the effective date of termination.

Termination by AUL

AUL has the right, subject to applicable state law, to terminate any Participant's Account established under a contract acquired in connection with some Employee Benefit Plans, a 457 or 409A Program, or an Employer Sponsored 403(b) Program at any time during the Contract Year if the Participant's Account Value falls below $300 ($200 for an Employer Sponsored 403(b) Program or for a contract with both 403(b) and 401(a) Funds) during the first (1st) Contract Year, or $500 ($400 for an Employer Sponsored 403(b) Program or for a contract with both 403(b) and 401(a) Funds) during any subsequent Contract Year, provided that at least six (6) months have elapsed since the Owner's last Contribution to the contract. AUL will give notice to the Owner and the Participant that the Participant's Account is to be terminated. Termination shall be effective six (6) months from the date that AUL gives such notice, provided that any Contributions made during the six (6) month notice period are insufficient to bring the Participant's Account Value up to the applicable minimum. Single Contribution Contracts have a minimum required Contribution of $5,000.

Upon termination of a Participant's Account by AUL, AUL will pay an amount equal to the Participant's Account Value as of the close of business on the effective date of termination (or, if the termination effective date is not a Valuation Date, on the next Valuation Date). Payment of this amount will be made within seven (7) days from such effective date of termination.

AUL may, at its option, terminate any contract if there are no Participant Accounts in existence under the contract. There may be no Participant Accounts under the contract if the Owner elects to allocate Plan assets to investments other than an AUL contract, or in AUL's judgment, the Plan's recordkeeping practices impose an administrative or financial burden on AUL.

Payments from the Variable Account

Payment of an amount from the Variable Account resulting from a cash withdrawal, transfer from a Participant's Variable Account Value, payment of the death benefit, or payment upon termination by the Owner will be made within seven (7) days from the date a proper request is received at AUL's Home Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible only for any period: (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings, (b) during which trading on the New York Stock Exchange is restricted as determined by the SEC, (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account, or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the Fixed Interest Account, see "The Fixed Interest Account" and "Termination by the Owner."

CHARGES AND DEDUCTIONS

Premium Tax Charge

Various states impose a tax on premiums received by insurance companies. Whether or not a premium tax is imposed will depend on, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and AUL's status in a particular state. Premium tax rates currently range from 0 percent (0%) to 3.5 percent (3.5%) but are subject to change by such governmental entities. AUL may assess a premium tax charge on certain contracts at the time of annuitization to reimburse itself for such premium taxes incurred, which are directly related to amounts received for the Participant from the balance applied to purchase an Annuity.

Withdrawal Charge

No deduction for sales charges is made from Contributions for a contract. However, if a cash withdrawal is made or the contract is terminated by the Owner, then, depending on the type of contract, a withdrawal charge (which may also be referred to as a contingent deferred sales charge) may be assessed by AUL. In most contracts, the withdrawal charge only applies if the Participant's Account (or, in some contracts, the contract) has not been in existence for a certain period of time. For some contracts, for the first two (2) Contract Years that a Participant's Account exists, the amount withdrawn during a Contract Year that will not be subject to a withdrawal charge is 10 percent of: (1) the total of all Contributions made during the year that the withdrawal is being made, plus (2) the Participant's Account Value at the beginning of the Contract Year. After the first two (2) Contract Years, and until the withdrawal charge has decreased to 0 percent, the amount withdrawn during a Contract Year that will not be subject to an otherwise applicable withdrawal charge is 10 percent of the Participant's Account Value at the beginning of the Contract Year in which the withdrawal is being made. Certain contracts do not contain a 10 percent free-out provision since they are "Benefit Responsive" in nature.

The withdrawal charge varies based on the contract. The maximum withdrawal charge is 8 percent of Account Value in excess of any 10 percent (10%) free-out in contracts containing a 10 percent (10%) free-out provision, for the first five (5) years; 4 percent (4%) of Account Value in excess of any applicable10 percent (10%) free-out, for the next five (5) years; and no withdrawal charge beyond the tenth (10th) year. Your charges may be less than the charges described. Please consult your contract for more details.

Withdrawal charges are not imposed for payment of benefits for retirement provided under "Benefit Responsive" contracts. Under a Benefit Responsive Contract, withdrawal charges are not imposed for payment of benefits for retirement, death, disability, most terminations of employment, hardship (or unforeseeable emergencies, depending on the contract), loans, age 72 required minimum distributions, or benefits upon attainment of age 59 1/2 (provided that the age 59 1/2 benefit is a taxable distribution paid to the Participant and not to any other person or entity, including any alternative or substitute funding medium). Notwithstanding the above, for some 403(b) Benefit Responsive Contracts, withdrawal charges will not be waived if the amount withdrawn is transferred directly by AUL to another tax-deferred Annuity funding vehicle at the Participant's direction.

Under a modified Benefit Responsive Contract, withdrawal charges are not imposed for cash lump-sum payments of death benefits, or provided the Participant has (1) attained age 55 and has ten (10) years of service with the Employer identified in the Plan, or (2) attained age 62, for the Plan benefits listed in the previous paragraph. However, even in Benefit Responsive or modified Benefit Responsive Contracts, withdrawal charges (and a MVA in some Employee Benefit Plan and Employer Sponsored 403(b) Contracts, to the extent allowed) will be applied to any withdrawal to pay a termination of employment Plan benefit prior to notification of contract termination if the benefit is payable because of, or the underlying reason for payment of the benefit results in, the termination or partial termination of the Plan, as determined under applicable IRS guidelines. In some contracts, withdrawal charges and a MVA will apply if the termination of employment occurs after the Plan Sponsor files for bankruptcy protection or ceases operations, or if such benefits exceed 20 percent of the Contract's Value as of the first (1st) day of the Contract Year.

In no event will the amount of any withdrawal charge, when added to any withdrawal charges previously assessed against any amount withdrawn from a Participant's Account, exceed 8.5 percent (8.5%) of the Contributions made by or on behalf of a Participant under a contract. In addition, no withdrawal charge will be imposed upon payment of a death benefit under the contract.

The withdrawal charge will be used to recover certain expenses relating to sales of the contracts, including commissions paid to sales personnel and other promotional costs. AUL reserves the right to increase the withdrawal charge for any Participant Accounts established on or after the effective date of the change.

Asset Charge

AUL deducts a daily charge from the assets of each Investment Account, (the "Asset Charge"). The charge is equal to an annual rate of 0.00 percent, 0.25 percent, 0.50 percent, 0.75 percent, 0.90 percent, 1.00 percent or 1.25 percent of the average daily net assets of each Investment Account. (Please refer to your contract for details regarding the Asset Charge applicable to you.) This amount is intended to compensate AUL for its professional services, administrative services (including systems recordkeeping and Investment Account accounting), case acquisition costs, compliance support, sales office expenses, overhead, sales commissions, Annuity purchase rate guarantees, reasonable profit, and other related costs. The charge is effectively reduced by any applicable Variable Investment Plus factor. You can learn more about the Variable Investment Plus factor later in this prospectus. AUL may use any profit derived from this charge for any lawful purpose, including contract distribution. The Contract Owner may arrange to have the Asset Charge billed to it on an agreed-upon basis in lieu of the above daily deduction.

Variable Investment Plus

Certain contracts may have a portion of the Asset Charge offset, but never increased, by Variable Investment Plus (VIP) credits. The credit is calculated each month-end, is applied by AUL to purchase Accumulation Units for each Participant under the contract and is reported to Participants as Earnings.

The level of the credit, as a percentage of Investment Account assets, will depend on the aggregate Investment Account assets for the contract at the end of each month, the amount of the Contributions (both for first year and for subsequent years), the level of sales expenses under the contract, and other charges that the Owner has agreed in writing to pay to AUL. Please consult your contract to determine whether a Variable Investment Plus credit applies to your contract and, if it does apply, what the factors are for determining the credit.

AUL reserves the right to change the credit factors upon sixty (60) days' notice of such change.

Administrative Charge

AUL may deduct an administrative charge from each Participant's Account equal to a maximum of $75 per year, deducted quarterly if the account exists on the quarterly contract anniversary. The charge is only assessed during the Accumulation Period. When a Participant annuitizes or surrenders on any day other than a quarterly contract anniversary, a pro rata portion of the charge for that portion of the quarter will not be assessed. The charge is deducted proportionately from the Participant's Account Value allocated among the Investment Accounts and the General Account. An administrative charge will not be imposed under certain contracts if the value of a Participant's Account is equal to or more than $35,000 ($25,000 in some contracts) on the quarterly contract anniversary. The purpose of this charge is to reimburse AUL for the expenses associated with administration of the contracts and operation of the Variable Account and are amortized in full in the year in which they are assessed. Administrative and operational expenses to be reimbursed may include, but are not limited to, audit, compliance, legal, billing, system expenses.

Commissions Paid to Broker-Dealers

The compensation paid to broker-dealers is based on a percentage of assets in the contract. The compensation will vary based on the specific arrangement AUL has with the financial professional's broker-dealer, but it will not exceed 1.00% of the assets in the contract in the first year. AUL will pay ongoing compensation to broker-dealers for each subsequent year the plan is in-force. Trail compensation will not exceed 1.00% of the assets in the contract.

Additional Charges and Fees

Some contracts may also contain the following fees:

(1)  Loan Initiation Fees: AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested.

(2)  Loan Administration Fee: AUL may charge an annual fee of up to $50 per loan from the Participant's Account for loan administration.

(3)  Charge for Non-Electronic Transfers: AUL may charge a service fee per non-electronic transfer of up to $5 for non- electronic transfers between Investment Options, which will either be billed to the Owner or deducted from the Participant's Account.

(4)  Distribution Fee: AUL may bill the Owner for a Distribution Fee of up to $60 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump-sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(5)  Non-Electronic Contribution Fee: AUL may bill the Owner a fee of $1,000 for non-electronic Contributions. AUL reserves the right to increase this fee.

(6)  Brokerage Window Account: AUL may bill the Owner or deduct from the Participant's Account an annual fee of up to $100 for a Brokerage Window Account, available in some Employer-sponsored Plans, which provides the Participant the ability to invest a portion of his or her Account Value in a brokerage account, to be invested with the brokerage window account custodian.

(7)  Contract Termination Individual Participant Check Fee: AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon contract termination. This Fee will not apply to a lump-sum payment to the Owner upon contract termination. Alternatively, AUL may assess this Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(8)  Investment Advice Provider Fee: AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. There is no cost to the Participant when using the basic investment advice service. AUL may also assess an account management fee directly against the Account of each Participant who utilizes the more detailed, hands-on managed accounts service. The fee for the managed account service is a maximum of one percent of the total Account Value, paid in 0.25 percent quarterly installments. AUL will forward the fee to the investment advice providers.

(9)  Guaranteed Minimum Death Benefit: AUL may charge a maximum of 0.20 percent of the Account Value for a Guaranteed Minimum Death Benefit. Some contracts offer this benefit at no charge. Please consult your contract for details regarding this benefit and the applicable charge.

(10)  Plan Sponsor Investment Option Advisory Fee: AUL may bill the Owner for a Plan Sponsor Investment Option Fee. If this option is chosen, Mesirow Financial will recommend a plan- level investment portfolio based on the Plan Sponsor's unique employee profile. For contracts purchased before July 20, 2010, a maximum fee of $1,500 applies, depending on plan assets. Plans with assets greater than $20,000,000 must contact AUL to determine the applicable fee. For contracts purchased after July 20, 2010, Plans with assets less than $500,000 are charged a fee of $500. Plans with assets greater than $500,000 are not charged a fee. AUL will forward the fee to the investment advice providers.

Other Charges

AUL may charge the Investment Accounts of the Variable Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its Investment Accounts. No such charge is currently assessed. In certain contracts, unpaid charges due AUL (for which the Plan is responsible and which the Owner has, in writing, agreed to pay) will be deducted from Participant Accounts or the Contract Owner's Account (if Participant Accounts are not maintained) if not paid by the Owner in a timely manner. In certain contracts, the Plan Sponsor may engage a Third-Party Administrator ("TPA") to provide services to it. TPAs are unaffiliated with AUL. TPA fees agreed to by the Plan Sponsor will be deducted from the Contract Owner Account and paid to the TPA. An ILC or a MVA, which applies only to Participants' Fixed Interest Account Values under a contract, may be imposed upon termination by an Owner of some contracts acquired in connection with an Employee Benefit Plan, Employer Sponsored 403(b) (to the extent allowed), 409A or 457 Program and upon certain withdrawals in an Employee Benefit Plan Contract. See "Termination by the Owner" and "The Fixed Interest Account."

Variations in Charges

AUL may reduce or waive the amount of the withdrawal charge, the administrative charge, or the Asset Charge for a contract where the expenses associated with the sale of the contract or the administrative costs associated with the contract are reduced. The Asset Charge may be offset by applying the Variable Investment Plus Option. As an example, these charges may be reduced in connection with acquisition of the contract in exchange for another Annuity contract or in exchange for another Annuity contract issued by AUL. AUL may also reduce or waive these charges on contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.

Guarantee of Certain Charges

AUL guarantees that the Asset Charge shall not increase on in-force contracts. However, the Asset Charge may be increased on future contracts. AUL also guarantees that the administrative charge will increase only to the extent necessary to recover the expenses associated with administration of the contracts and operation of the Variable Account.

Expenses of the Funds

Each Investment Account of the Variable Account purchases shares at the net asset value of one (1) of the Funds. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Fund. The advisory fees and other expenses are more fully described in the Funds' Prospectuses.

ANNUITY PERIOD

General

On the Annuity Commencement Date, the adjusted value of the Participant's Account may be applied to provide an Annuity under one (1) of the options described below. The adjusted value will be equal to the value of the Participant's Account as of the Annuity Commencement Date, reduced by any applicable premium or similar taxes and any outstanding loan balances and unpaid expense charges on those loans.

Generally, the contracts provide for at least two (2) Annuity options, any one of which may be elected if permitted by the particular Plan or applicable law. A lump-sum distribution may also be elected under most Plans. Other Annuity Options may be available upon request at the discretion of AUL. All Annuity Options are fixed, and the Annuity payments remain constant throughout the Annuity Period. Annuity payments are based upon Annuity rates that vary with the Annuity Option selected and the age of the Annuitant (except that in the case of a Fixed Period Option, age is not a consideration). The Annuity rates are based upon an assumed interest rate identified in the contracts.

Once Annuity payments have commenced, a Participant cannot surrender his or her Annuity and receive a lump-sum settlement in lieu thereof and cannot change the Annuity Option. If, under any option, monthly payments are less than $25 each, AUL has the right to make either a lump-sum settlement or to make larger payments at quarterly, semiannual, or annual intervals. AUL also reserves the right to change the minimum payment amount. AUL will not allow annuitization of a Participant's Account if the total Account Value is less than the amount specified in the contract. Should this occur, a Participant will receive the Account Value in a lump-sum settlement. Annuity payments will begin on the Annuity Commencement Date. No withdrawal charge will be applied on this Date.

A Participant or, depending on the contract, an Owner on behalf of a Participant, may designate an Annuity Commencement Date, Annuity Option, contingent Annuitant, and Beneficiary on an Annuity Election Form that must be received by AUL at the Home Office at least thirty (30) days prior to the Annuity Commencement Date. However, a Participant may not designate an assumed investment return. AUL may also require additional information before Annuity payments commence. During the lifetime of the Participant and up to thirty (30) days prior to the Annuity Commencement Date, the Annuity Option, the Annuity Commencement Date, or the designation of a contingent Annuitant or Beneficiary, if any, under an Annuity Option may be changed. To help ensure timely receipt of the first (1st) Annuity payment, on the date AUL receives an Annuity purchase request, it will transfer the value of a Participant's Account to the FIA (or the SVA) if it is available as an Investment Option, or to the MMIA (or other default Investment Option(s)), if the FIA (or the SVA) is not available under the contract. The Participant's Account Value will remain in the FIA (or the SVA), or the MMIA or other default Investment Option(s) (depending on the contract) until the full Account Value (reflecting gains and losses) is applied to purchase the Annuity on the last Business Day of the month preceding the Annuity Commencement Date. As of the date the Annuity is purchased, a Participant's funds are no longer maintained under the contract.

Annuity Options

Option 1 — Life Annuity

An Annuity payable monthly during the lifetime of the Annuitant that ends with the last monthly payment before the death of the Annuitant. The election of this option is automatically canceled if the Participant dies before the Annuity Commencement Date.

Option 2 — Certain and Life Annuity

An Annuity payable monthly during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five (5), ten (10), fifteen (15), or twenty (20) years, as elected, Annuity payments will be continued during the remainder of such period to the Beneficiary.

Option 3 — Survivorship Annuity

An Annuity payable monthly during the lifetime of the Annuitant, and, after the death of the Annuitant, an amount equal to 50 percent, 66 2/3 percent, or 100 percent (as specified in the election) of such Annuity will be paid to the contingent Annuitant named in the election if and so long as such contingent Annuitant lives. The election of this option is automatically cancelled if either the Participant or the contingent Annuitant dies before the Annuity Commencement Date. Another form of benefit would then be elected by the survivor.

Option 4 — Installment Refund Life Annuity

An Annuity payable monthly during the lifetime of the Annuitant except, that at the death of the Annuitant, the Beneficiary will receive additional Annuity payments until the amount paid to purchase the Annuity has been distributed.

Option 5 — Fixed Periods

An Annuity payable monthly for a fixed period (not less than five (5) years or more than thirty (30) years) as elected, with the guarantee that if, at the death of the Annuitant, payments have been made for less than the selected fixed period, Annuity payments will be continued during the remainder of said period to the Beneficiary. This option is not available in all contracts.

Selection of an Option

Participants should carefully review the Annuity Options with their financial or tax advisors, and reference should be made to the terms of a particular Plan for pertinent limitations respecting Annuity payments and other matters. The duration of annuity payments may affect the amount of the payments. For instance, under requirements for retirement plans that qualify for treatment under Sections 401, 403(b), 408, 409A or 457 of the Internal Revenue Code, Annuity payments generally must begin no later than April 1 of the calendar year following the calendar year in which the Participant reaches age 72, provided the Participant is no longer employed. For Options 2 and 5, the period elected for receipt of Annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 72 and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant. Under Option 3, if the contingent Annuitant is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant's spouse and is more than ten (10) years younger than the Annuitant, the 66 2/3 percent and 100 percent elections specified above may not be available.

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the standard and optional benefits available under the contract. More detailed information about the fees associated with each benefit included in the table may be found in the Expense Table.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging ("DCA") Program	Allows Contract Owners and Participants to purchase units of an Investment Account over a period of time in an attempt to reduce the aggregate average cost per Accumulation Unit.	Standard	$0	• To participate in the DCA Program, a minimum balance of $10,000 in the MMIA, FIA or SVA is required.
• The minimum required amount of each transfer is $100.
• At least 10 days advance written notice to AUL is required before the date of the first proposed transfer.
				• AUL reserves the right to temporarily discontinue, terminate, or change the Program at any time in the future.
Brokerage Window	Allows the Participant the ability to invest a portion of the Account Value in a brokerage account, to be invested with the brokerage window account custodian.	Optional	$100	• Only available with certain Employer Sponsored Contracts at certain asset levels.
Investment Advice Provider with Managed Account Services	Allows Contract Owners and Participants access to investment professionals that offer individualized investment advice.	Optional	1.00%	• Investment advice provider is not affiliated with AUL.
• There is no cost to the Participant when using the basic investment advice service.
				• Account management fees are assessed against the Account of each Participant who utilizes a more detailed, hands-on managed account service.
Plan Sponsor Investment Option	Allows Contract Owners to offer plan-level investment portfolios constructed to meet the needs of the Plan Participants.	Optional	0.03%	• Investment portfolios are created by Mesirow Financial, a registered investment adviser who is not affiliated with AUL.
Guaranteed Minimum Death Benefit ("GMDB")	Allows a Beneficiary to receive the greater of the Participant's Account Value as of the date the death benefit is calculated or the GMDB.	Optional	0.20%	• The charge only apples to certain IRA contracts.

Dollar Cost Averaging ("DCA") Program

The DCA Program, if elected, enables Contract Owners and Participants to transfer systematically and automatically, on a monthly basis, specified dollar amounts from the MMIA to other Investment Accounts. By allocating on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, the Owner may be less susceptible to the impact of market fluctuations. However, participation in the DCA Program does not assure a Contract Owner of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

The Owner specifies the fixed dollar amount to be transferred automatically from the MMIA. The minimum required amount of each transfer is $100. At the time that the Owner elects the DCA Program, a minimum balance of $10,000 in the MMIA, FIA or SVA is required. At least 10 days advance written notice to AUL is required before the date of the first proposed transfer.

The Owner may elect this DCA Program at the time of application by completing the authorization on the application or at any time after the contract is issued by properly completing and returning the election form. Transfers made under the DCA Program will commence on the Monthiversary following the election.

Once elected, transfers from the MMIA will be processed until the value of the Investment Account is completely depleted or the Owner sends AUL Proper Notice instructing AUL to cancel the transfers.

Currently, transfers made under the DCA Program will not be subject to any transfer charge and will not count against the number of free transfers permitted in a Policy Year. Owners can only elect one transfer program at a time. AUL also reserves the right to alter the terms or suspend or eliminate the availability of the Ongoing DCA Program at any time.

Brokerage Window

The brokerage window is an optional benefit that allows the Participant the ability to invest a portion of the Account Value in a brokerage account.

The maximum annual fee for the brokerage window is $100. We will deduct the annual fee on a pro-rata basis from each Contribution and each investment made through the Brokerage Window tracked under that Participant's Account. This fee will be deducted on the date the Participant is enrolled in the brokerage window account and on each anniversary of that date upon which the Participant has a non-zero brokerage window account balance. We may increase the brokerage window account annual fee no more frequently than annually upon 60 days notice to Contract Owners and Participants. The brokerage window account annual fee is in addition to any other fee charged by the brokerage window account custodian or any other entity in connection with the brokerage window account.

Participation in the brokerage window is only available with certain Employer Sponsored Contracts at certain asset levels.

While the brokerage account window allows access to a wider range of investment options, there is no guarantee that those options will perform better than the standard Funds offered with the contract.

Investment Advice Provider with Managed Account Services

The Investment Advice Provider with Managed Account Services benefit is an optional benefit that allows Contract Owners and Participants access to investment professionals that offer individualized investment advice. The investment advice provider is ProNvest, Inc., ("ProNvest") which is a registered investment adviser that provides independent investment advice to employer sponsored plans. ProNvest is not affiliated with AUL.

There is no cost to the Participant when using the basic investment advice service. However, account management fees of up to 1.00% are assessed against the Account of each Participant who utilizes a more detailed, hands-on managed account service. There is an investment advisory relationship between ProNvest and Contract Owners and Participants who select this service, and ProNvest's Form ADV Part 2A and Client Relationship Summary are provided in electronic format through the Contract Owner's and Participant's account. You may request these disclosures in written form by contacting ProNvest directly.

Depending on the level of services selected, ProNvest allocates a Participant's Account Value in the various Funds available in the contract to meet the Participant's individual financial needs by considering various factors, including but not limited to, age, investment objectives, risk tolerance, time horizon and any other relevant factors. The investment advice provided by ProNvest does not guarantee better investment performance.

Plan Sponsor Investment Option

The Plan Sponsor Investment Option is an optional benefit that allows Contract Owners to offer plan-level investment portfolios (the "Portfolios") constructed to meet the needs of the Plan Participants. Investment portfolios are created by Mesirow Financial Investment Management, Inc. ("MFIM"), a registered investment adviser who is not affiliated with AUL. MFIM will serve as the Investment Manager for the Employee Benefit Plan, as defined in Section 3(21) or 3(38) of the Employee Retirement Income Security Act of 1974 ("ERISA") , as applicable. To select this optional benefit, the Contract Owner will execute an investment management agreement directly with MFIM

MFIM will construct Portfolios made up solely of Funds selected by MFIM from among the investment options offered on the contract. MFIM will construct the portfolios to provide varying degrees of long-term appreciation and capital preservation through a mix of equity and fixed income exposures base on Participants' target retirement dates in five-year increments. MFIM will change the Portfolio's respective asset allocations and associated risk levels over time with the intent of decreasing investment risk as each target retirement date approaches.

The maximum annual fee for the investment option is 0.03%. This fee is administered by AUL, but it is paid to MFIM. AUL does not retain any portion of the fee. The selection of this optional benefit does not guarantee better investment performance.

Guaranteed Minimum Death Benefit ("GMDB")

The GMDB is an optional benefit that allows a Beneficiary to receive the greater of the Participant's Account Value as of the date the death benefit is calculated or the GMDB. The GMDB is increased by any Contributions made since the last contract anniversary and is reduced proportionately to reflect any withdrawals made since the last contract anniversary. The GMDB is reset on each contract anniversary and is the greater of (1) the GMDB on the prior contract anniversary, increased by any prior year Contributions, and reduced proportionately to reflect any prior year withdrawals, or (2) if the Participant is younger than 81, the Participant's Account Value on the current contract anniversary. As of the Participant's death, the GMDB will cease to increase or decrease in value. Excessive withdrawals could impact the value of the GMDB.

The GMDB is subject to an annual fee of 0.20% of the Owner's Account Value. This charge only apples to certain IRA contracts.

THE FIXED INTEREST ACCOUNT ("FIA")

Contributions or transfers to the FIA become part of AUL's General Account. The General Account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the contracts or certificates issued under the contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the General Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the General Account has not been registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. This disclosure is subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a contract involving the Variable Account and contains only selected information regarding the General Account. For more information regarding the General Account, see the contract.

Interest

A Participant's FIA Value earns interest at fixed rates that are paid by AUL. The Account Value in the FIA earns interest at one (1) or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed to be at least an annual effective rate ("Guaranteed Rate") specified in the contract. Contributions or transfers to a Participant's Account which are credited to the FIA during the time the Current Rate is in effect are guaranteed to earn interest at that particular Current Rate for at least one (1) year, except for a "portfolio rate" contract where the rate may be changed each January 1, although increases in the rate may occur at any time. AUL may declare a different Current Rate for a particular contract based on costs of acquisition to AUL or the level of service provided by AUL. Transfers from other AUL annuity contracts may be transferred at a rate of interest different than the Current Rate.

Except for transfers from other AUL annuity contracts, amounts contributed or transferred to the FIA earn interest at the Current Rate then in effect. Amounts transferred from other AUL Annuity contracts may not earn the Current Rate, but may, at AUL's discretion, continue to earn the rate of interest which was paid under the former contract. If AUL changes the Current Rate, such amounts contributed or transferred on or after the effective date of the change earn interest at the new Current Rate; however, amounts contributed or transferred prior to the effective date of the change may earn interest at the prior Current Rate or other Current Rate determined by AUL. Therefore, at any given time, various portions of a Participant's Fixed Interest Account Value may be earning interest at different Current Rates for different periods of time, depending upon when such portions were originally contributed or transferred to the FIA. AUL bears the investment risk for Participant's Fixed Interest Account Values and for paying interest at the Current Rate on amounts allocated to the FIA.

For certain contracts, AUL reserves the right at any time to change the Guaranteed Rate of interest for any Participant Accounts established on or after the effective date of the change, although once a Participant Account is established, the Guaranteed Rate may not be changed for the duration of that Account.

Withdrawals and Transfers

A Participant (or a Contract Owner on behalf of a Participant) may withdraw his or her Fixed Interest Account value, subject to the provisions of the contract. This Fixed Interest Account value is determined as of the day the withdrawal is affected, minus any applicable withdrawal charge, plus or minus a MVA in certain contracts, and minus the Participant's outstanding loan balance(s), if any, and any expense charges due thereon.

A withdrawal may be requested for a specified percentage or dollar amount of the Participant's FIA Value. Where a Participant has outstanding collateralized policy loans under a contract, a withdrawal will be permitted only to the extent that the Participant's remaining FIA Withdrawal Value equals twice the total of the outstanding loans under the Participant's Account.

In some contracts, the minimum amount that may be withdrawn from a Participant's FIA Value is the lesser of $500 or the Participant's entire FIA Value as of the date the withdrawal request is received by AUL at the Home Office. If a withdrawal is requested that would leave the Participant's FIA Value less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the FIA. In other contracts, withdrawals from a Participant's Account Value may not be made in an amount less than the smaller of $5,000 or the Participant's entire Account Value. In these contracts, AUL reserves the right to pay out the Participant's remaining Account Value if a withdrawal reduces the Participant's remaining Account Value to an amount less than $5,000.

If a Participant has more than one (1) Account, then the Account from which the withdrawal is to be taken must be specified and any withdrawal restrictions shall be effective at an Account level. For a further discussion of withdrawals as generally applicable to a Participant's Variable Account Value and Fixed Interest Account Value, see "Cash Withdrawals".

A Participant's FIA Value may be transferred from the FIA to the Variable Account subject to certain limitations. Where a Participant has outstanding collateralized policy loans under a contract, a transfer will be permitted only to the extent that the Participant's remaining FIA Withdrawal Value in the FIA equals twice the total of the outstanding loans under the Participant's Account. A Participant may transfer part or all of the Participant's Fixed Interest Account Value (subject to the outstanding loan provision mentioned above) to one (1) or more of the available Investment Accounts during the Accumulation Period, provided, however, that if a Participant's FIA Value is $2,500 or more on the first (1st) day of a Contract Year, then amounts transferred from the FIA to an Investment Account during any given Contract Year cannot exceed 20 percent of the Participant's Fixed Interest Account Values as of the beginning of that Contract Year. Transfers and withdrawals of a Participant's Fixed Interest Account Values will be affected on a first-in, first-out basis. If a Participant has more than one Account, then the Account from which the transfer is to be taken must be specified and any transfer restrictions shall be effective at an Account level.

The 20 percent restriction on transfers during any given Contract Year from the FIA to an Investment Account shall not apply to some contracts funding Employer Sponsored 403(b) Programs, Employee Benefit Plans, or 408 SEP or SIMPLE IRA contracts if: (1) the Owner (or Plan Sponsor) selects the FIA as an Investment Option to Participants under the contract; and (2) the Owner (or Plan Sponsor) does not select either the MMIA or the Vanguard Short- Term Federal Bond Investment Accounts as available Investment Option to Participants under the contract. Then, in lieu of the 20 percent restriction and following a transfer from the FIA to the Variable Account by a Participant, a transfer back to the FIA shall be allowed only after ninety (90) days have elapsed since the last previous transfer from the FIA.

In some contracts where no Participant Accounts are maintained, transfers from the FIA may not be permitted at contract termination or for certain non-benefit responsive benefits when the FIA is to be paid in installments.

Except as noted previously, generally there are no limitations on the number of transfers between Investment Accounts available under a contract or the FIA. However, if AUL determines that transfers are being made on behalf of one or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted.

AUL reserves the right, at a future date, to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or internet-based transfers.

In addition, in some contracts, Owner-directed transfers from the FIA are subject to a MVA. Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.

Transfer of Interest Option

Participants may elect to use interest earned in their FIA to purchase Accumulation Units in one (1) or more Variable Accounts. Upon receipt at AUL's Home Office of properly executed written instructions to do so, AUL will, on the last Business Day of each month and monthly thereafter, use the interest earned in the FIA during that month to purchase Accumulation Units at the corresponding Accumulation Unit Value on each date that a purchase is made. To elect this Option, the Participant must have previously provided AUL with instructions specifying the Variable Investment Account or Accounts to be purchased and a percentage allocation among Investment Accounts if more than one (1) Investment Account has been elected. If no such instructions are received by AUL, then the Participant's prior investment allocation instructions will be used by AUL to allocate purchases under this Option.

To participate in this Option, a Participant's FIA Value must be greater than $10,000 and the Participant's Account must have been in existence for a period of at least one (1) year. Amounts transferred out of the FIA under this Option will be considered a part of the 20 percent maximum amount that can be transferred from the FIA to a Variable Account during any given Contract Year or will be subject to the 90-day equity wash restriction, whichever FIA transfer restriction is applicable under the contract.

Contract Charges

The withdrawal charge will be the same for amounts withdrawn from a Participant's General Account Value as for amounts withdrawn from a Participant's Variable Account Value. In addition, the administrative charge will be the same whether or not a Participant's Account Value is allocated to the Variable Account or the General Account. The Asset Charge will not be assessed against the General Account, and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the General Account. In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by Participants to the extent the Account Value is allocated to the General Account; however, such Participants will not participate in the investment experience of the Variable Account. See "Charges and Deductions."

An ILC or MVA, depending on the contract, may be imposed upon termination by an Owner of a contract and upon certain withdrawals in certain contracts. See "Termination by the Owner" and "The Fixed Interest Account."

Payments from the Fixed Interest Account

Withdrawals and transfers from the FIA or other distribution based upon a Participant's FIA Value may be delayed for up to six (6) months after a written request in proper form is received by AUL at the Home Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Participant's FIA Value. For information on payment upon termination by the Owner of a contract acquired in connection with an Employee Benefit Plan, an Employer Sponsored 403(b) Program, or a 409A or 457 Program, see "Termination by the Owner."

403(b) Plan Loans

If a 403(b) Plan allows, a loan may be taken at any time prior to the Annuity Commencement Date. The minimum loan that can be taken at any time is specified in the Plan. The maximum amount that can be borrowed at any time is an amount which, when combined with the largest loan balance during the prior twelve (12) months, does not exceed the lesser of (1) 50 percent of the Participant's Withdrawal Value in the General Account, or (2) $50,000.

Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The interest rate will be determined under the Plan.

Loans to Participants must be repaid within a term of five (5) years, unless the Participant certifies to AUL that the loan is to be used to acquire a principal residence for the Participant, in which case the term may be longer. Loan repayments must be made at least quarterly.

The restrictions or limitations stated above may be modified, or new restrictions and limitations added, to the extent necessary to comply with Section 72(p) of the Internal Revenue Code or its regulations, under which a loan will not be treated as a distribution under a 403(b) Program, or other applicable law. It should be noted that the IRS has issued regulations which cause the outstanding balance of a loan to be treated as a taxable distribution if the loan is not repaid in a timely manner. As the lender in the collateralized loan setting, AUL may, by contract amendment, limit the availability of future collateralized loans under the contract

THE STABLE VALUE ACCOUNT ("SVA")

In General

The "Stable Value Account" or "SVA" is an Investment Option in which Contributions to contracts used to fund 401(a), 403(b), and 457 Plans are accumulated at a current interest rate. Like the Fixed Interest Account ("FIA"), the SVA constitutes a portion of AUL's General Account. New Contract Owners who want a General Account investment option must choose either the FIA or the SVA but cannot choose both. The SVA may be offered to existing Contract Owners at AUL's discretion.

With the SVA, the Contract Owner may elect any "Variable Account Competing Investment Account" subject to the following restriction: A Contract Owner or Participant may not transfer any amount from the SVA to a Variable Account Competing Investment Account. A Contract Owner or Participant who transfers amounts from the SVA to a non-Variable Account Competing Investment Account may not transfer amounts to the SVA or a Variable Account Competing Investment Account until ninety (90) days have passed from the date of the Contract Owner's or Participant's last transfer from the SVA, whichever is later. A "Variable Account Competing Investment Account" is any Investment Account with an average effective duration of three (3) years or less, a money market Investment Account, a stable value Investment Account that is not the AUL SVA, or any other Investment Account deemed competing by AUL. Please see the Appendix: "Funds Available under the Contract" for more information.

All Contributions and transfers to the SVA will earn the current interest rate in effect at the time the Contribution or transfer is made, until that rate is changed. Each year, at least thirty-five (35) days prior to January 1, AUL will declare a new rate for the SVA that will apply for the subsequent calendar year. All monies in the SVA will earn interest at the rate in effect. At the time AUL declares a new rate for the next year, the Contract Owner has the option of rejecting the new rate, provided that notice of such rejection is received by AUL at its Home Office at least five (5) days prior to the date that the new rate takes effect. If the new rate is rejected, the Owner will have terminated the contract. Until such time as SVA funds are ultimately paid out, they will continue to earn interest at the rate in effect for the SVA as of the Business Day that AUL receives notice of rejection of the new rate at its Home Office. This rate should never be less than the NAIC indexed rate then in effect (see the following discussion in "Guaranteed SVA Account Value." There is no minimum current interest rate guarantee and no Market Value Adjustment (MVA).

Guaranteed SVA Account Value

AUL maintains a "Guaranteed SVA Account Value" for Participant Accounts and Contract Owner-level accounts that is equal to the greater of:

(a)  a Participant's or Contract Owner's SVA Account Value, or

(b)  an amount equal to the total of all Contributions, transfers, reallocations and interest credited to the SVA for the Participant or the Contract Owner that have not been previously withdrawn, at a rate of interest equal to the National Association of Insurance Commissioners (NAIC) Model Standard Nonforfeiture Rate [i.e., the average 5-year Constant Maturity Treasury Rate reported by the Federal Reserve for the month of October of the calendar year immediately preceding each calendar year in which monies are invested in the SVA (rounded to the nearest 0.05%), minus 1.25%. This interest rate will never be less than 1% nor greater than 3%.]

When amounts are withdrawn from the SVA to provide a partial benefit or any transfer, both the SVA Account Value and the amount described in (b) above will be reduced by the same percentage to reflect the transaction if, at that time, the amount described in (b) above is less than or equal to the SVA Account Value. However, both the SVA Account Value and the amount described in (b) above will be reduced by the same dollar amount to reflect the transaction if, at that time, the amount described in (b) above is greater than the SVA Account Value.

AUL may elect at any time to credit the Participant's or Contract Owner's SVA Account Value as additional earnings an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value.

If a Participant has a distributable event and is less than 100% Vested under the Plan, and if he receives all or a portion of his Vested Account Value as a Plan benefit, his entire non-Vested Account Value as of such date of withdrawal (including an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value) shall be transferred and credited as of such date to a Contract Owner-level forfeiture account in the contract. However, if none of the Participant's Vested Account Value is withdrawn to provide a benefit, an amount equal to his non-Vested Account Value (including an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value) shall only be transferred and credited to the Contract Owner-level forfeiture account as of the date that a permanent break in service has occurred under the Plan. If the Participant is rehired after terminating employment and if the Plan allows, he may repay the amount of his withdrawal into his Account and any amount that had been transferred and credited to the Contract Owner-level forfeiture account will be transferred from that account and re-credited to the Participant's Account.

Transfers to and from the SVA

All or a portion of the Participant's SVA Account Value may be transferred from the SVA. Contract Owner-directed transfers to and from the SVA are subject to AUL's approval.

Benefits Paid from the SVA

If a Participant's entire Account is withdrawn to provide a Plan benefit, the Participant's Guaranteed SVA Account Value is used to provide the benefit from the SVA, subject to any applicable withdrawal charge as provided in the contract.

If the Participant's Beneficiary elects not to take a distribution and an account for the Beneficiary is maintained under the contract, the Guaranteed SVA Account Value transferred to his account will continue to be maintained for the Beneficiary.

Annuities Paid from the SVA

On the date AUL receives a request to withdraw a Participant's Account to provide an Annuity, AUL transfers the amount requested to the SVA. These amounts remain in the SVA until the SVA Account Value (or the Guaranteed SVA Account Value if the entire Account is withdrawn) is applied to purchase the Annuity on the last day of the month preceding the Annuity Commencement Date.

Contract Termination

As soon as administratively feasible following the Business Day that AUL receives the Contract Owner's request to terminate its contract, but no later than five (5) Business Days following the Business Day that AUL receives that request, no transfers to or from the SVA may be made, and Plan benefits are paid as described below.

The contract termination effective date is the Business Day that AUL receives the Contract Owner's notice of intent to terminate. Rejection of a new interest rate declared for the SVA constitutes notice of contract termination if received by AUL at least five (5) days prior to the effective date of the new rate.

At contract termination, the Contract Owner may elect one of the following options:

(a)  (1) The Variable Account Value of each Participant, minus any applicable withdrawal charge, will be paid in a lump-sum.

(2) The SVA amounts shall earn interest in a specific calendar year at the rate as in effect for the SVA as of termination effective date but shall never be less than a minimum interest rate equal to the average five (5) year Constant Maturity Treasury Rate reported by the Federal Reserve for the month of October of the calendar year immediately preceding such specific calendar year (rounded to the nearest 0.05%), minus 1.25%. This minimum guaranteed interest rate shall not be less than 1% nor greater than 3%. Such accumulated amounts, subject to a withdrawal charge, will be paid out 365 days or, in some contracts, up to 1,095 days following the contract termination effective date. Only Plan benefit payments payable as an Annuity or for retirement, death, disability, termination of employment and required minimum distributions pursuant to Code Section 401(a)(9) that are not subject to a withdrawal charge according to the contract's provisions will be allowed during this 365-day or up to 1,095-day period. An earlier payout within the 365-day or up to 1,095-day period may be arranged with the Contract Owner at AUL's option.

(b)  If the Contract Owner's plan is terminating, the Contract Owner may permit a Participant to transfer his Variable Account Value and his Guaranteed SVA Account Value to any group Annuity contract that AUL may make available. The transfer of the Variable Account Value will occur on the contract termination effective date and no withdrawal charge will be assessed. SVA monies can be transferred subject to the same limitations described in (a) above. AUL will not maintain individual Participant Accounts during the 365-day or up to 1,095 day period, will not continue Plan recordkeeping services, and will cease to provide quarterly statements of Account Value, but will be able to determine the proper payout amount fo reach Participant.

OTHER INFORMATION ABOUT THE CONTRACTS

Designation and Change of Beneficiary

The Beneficiary designation will remain in effect until changed. Payment of benefits to any Beneficiary are subject to the specified Beneficiary surviving the Participant. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Participant prior to the Annuity Commencement Date, the Participant's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity Commencement Date, upon the death of the Annuitant, the Annuitant's estate is the Beneficiary.

Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Participant is living by filing with AUL a written Beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at the Home Office. When it is so received, the change or revocation will be effective as of the date on which the Beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.

Reference should be made to the terms of the particular Plan and any applicable law for any restrictions on the Beneficiary designation. For instance, under an Employee Benefit Plan or ERISA- compliant Employer Sponsored 403(b) Program, the Beneficiary (or contingent Annuitant) must be the Participant's spouse if the Participant is married, unless the spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the spouse.

Assignability

In some contracts, no benefit or privilege under a contract may be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person or entity other than AUL.

Proof of Age and Survival

AUL may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements

If the age of an Annuitant or contingent Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Participant's Account Value would have provided for the correct age.

Termination of Recordkeeping Services

AUL generally provides Plan recordkeeping services when all of a Plan's Funds are held under a contract. AUL reserves the right to terminate an administrative services agreement for a Plan or a contract if the Owner elects to allocate Plan assets to investments other than an AUL contract, or if in AUL's judgment, the Plan's recordkeeping practices impose an administrative or financial burden on AUL. If AUL ceases to provide Plan recordkeeping for any reason, any administrative services agreement between the Owner and AUL regarding the Owner's Plan, and AUL's responsibilities under such administrative services agreement will automatically cease. Likewise, if an administrative services agreement is terminated by AUL for any reason, individual Participant Accounts will not continue to be maintained under the contract.

TAX CONSIDERATIONS

Introduction

The contracts described in this Prospectus are designed for use as funding vehicles for retirement plans under the provisions of Sections 401, 403(b), 408, 408A, 409A and 457 of the Internal Revenue Code and certain other Employee Benefit Plans such as HRA, HSA and OPEB plans. The ultimate effect of federal income taxes on values under a contract, the Participant's Account, on Annuity payments, and on the economic benefits to the Owner, the Participant, the Annuitant, and the Beneficiary or other payee may depend upon the type of Plan for which the contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the IRS and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the particular circumstances of the Plan or individual involved, any person contemplating the purchase of a contract, or becoming a Participant under a contract, or receiving Annuity payments under a contract should consult a qualified tax advisor.

AUL DOES NOT MAKE ANY GUARANTEE OR REPRESENTATION REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR PARTICIPANT'S ACCOUNT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

Tax Status of the Company and the Variable Account

AUL is taxed as a life insurance company under Part I, Subchapter L of the Code. Because the Variable Account is not taxed as a separate entity and its operations form a part of AUL, AUL will be responsible for any federal income taxes that become payable with respect to the income of the Variable Account. However, each Investment Account will bear its allocable share of such liabilities. Under current law, no item of dividend income, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated investment company" under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards are determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers.

Tax Treatment of Retirement Programs

The contracts described in this Prospectus are offered for use with several types of retirement programs as described in the contracts. The tax rules applicable to Participants in such retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the contracts with the various types of retirement programs. Participants under such programs, as well as Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Plans themselves, regardless of the terms and conditions of the contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a contract by reason of investment experience or Employer Contributions until a distribution occurs, either as a lump-sum payment or Annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Commencement Date.

The amounts that may be contributed to the Plans are subject to limitations that may vary depending on the type of Plan. In addition, early distributions from some Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Plan to be disqualified. Furthermore, distributions from most Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Participant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Participants and their Beneficiaries.

Below are brief descriptions of various types of retirement programs and the use of the contracts in connection therewith.

401 Employee Benefit Plans

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

If a Participant under a 401 Employee Benefit Plan receives a lump-sum distribution, the portion of the distribution equal to any contribution that was taxable to the Participant in the year when paid is received tax-free. The balance of the distribution will be treated as ordinary income. Special ten-year averaging and a capital-gains election may be available to a Participant who reached age 50 before 1986.

Under an Employee Benefit Plan under Section 401 of the Code, when Annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Contributions that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant's investment. The portion so excluded is determined at the time the payments commence by dividing the Participant's investment in the contract by the expected return. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant's investment has been recovered, the full Annuity payment will be taxable. If the Annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Participant made no Contributions that were taxable to the Participant in the year made, there would be no portion excludable.

403(b) Plans

Section 403(b) of the Code permits the purchase of "tax- deferred annuities" by public schools and organizations described in Section 501(c)(3) of the Code, including certain charitable, educational and scientific organizations. These qualifying employers may make contributions under the contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-deferred Annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals.

408 and 408A Programs

1. Individual Retirement Annuities

Code Sections 219 and 408 permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, a Simple IRA Plan and a traditional Individual Retirement Annuity/Account ("IRA"). These IRA annuities are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax- deferred basis in an IRA. Sale of the contracts for use with IRA's may be subject to special requirements imposed by the IRS. Purchasers of the contracts for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency and will have the right to revoke the contract under certain circumstances.

If a Participant under a 408 Program makes a withdrawal from the Participant's Account, the Participant generally will realize income taxable at ordinary tax rates on the full amount received. Since, under a 408 Program, Contributions generally are deductible from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when Annuity payments commence.

2. Roth IRA

A Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The contract may be purchased as a Roth IRA. A Roth IRA allows an individual to contribute non-deductible Contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Roth IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for a Roth IRA may not exceed certain limits. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.

409A and 457 Programs

Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code (excluding churches) to defer a portion of their compensation without paying current taxes in either a 457(b) eligible Plan or a 457(f) ineligible Plan. If the Employer sponsoring a 457(b) Program requests and receives a withdrawal for an eligible employee in connection with the Program, then the amount received by the employee will be taxed as ordinary income. Since, under a 457(b) Program, Contributions are excludable from the taxable income of the employee, the full amount received will be taxable as ordinary income when Annuity payments commence, or other distribution is made (governmental) or when paid or made available (non- governmental).

In a 457(f) Plan, Contributions to the Plan are includible in the employee's gross income when these amounts are no longer subject to substantial risk of forfeiture (i.e., no longer conditioned upon future performance of substantial services).

The nonqualified deferred compensation Plan of any Employer who is not eligible to establish a 457 Plan — and any 457(f) Plan — are subject to Section 409A of the Code. A Section 409A Plan may allow an employee to defer a portion of his compensation without paying current taxes. Such deferrals are taxable when they are no longer subject to a substantial risk of forfeiture.

HSA, HRA, and OPEB Employee Benefit Plans

A Health Savings Account (HSA) is a Plan sponsor-provided tax-exempt trust established pursuant to Internal Revenue Code Section 223 that is used exclusively to pay or reimburse incurred "qualified medical expenses" incurred by an employee for "medical care" as defined in Code Section 213(d). With an HSA, the employee can claim a tax deduction for Contributions he or she makes to the HSA, Employer Contributions to the HSA may be excluded the employee's gross income, Contributions remain in the employee's account from year to year until used, interest or other earnings on the assets in the account are tax-free, distributions for qualified medical expenses are tax-free, and the HSA remains with the employee should he or she change employers or leave the work force.

A Health Reimbursement Arrangement (HRA) is a Plan sponsor-provided accident and health Plan that is used exclusively to reimburse expenses incurred by an employee for medical care as defined in Code Section 213(d). An HRA is funded solely by the Employer. Employees are reimbursed tax-free for qualified medical expenses up to a maximum dollar amount for a coverage period. Employer Contributions can be excluded from the employee's gross income, and any unused amounts in the HRA can be carried forward for reimbursement in later years.

A GASB ("Governmental Accounting Standards Board") 45 OPEB ("Other Post-Employment Benefit") Plan is a Plan sponsor-provided non-pension benefit Plan that is used to provide post-employment benefits for former employees through a Voluntary Employees Beneficiary Association (VEBA) or a Grantor Integral Trust. These benefits generally include certain health care benefits. Employer Contributions and trust earnings are tax-exempt, and reimbursements of medical costs are excludible from the employee's gross income.

Tax Penalty

Any distribution made to a Participant from a 401 Employee Benefit Plan, 403(b) Program, or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

(a)  the Participant has attained age 59 1/2

(b)  the Participant has died; or

(c)  the Participant is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent penalty tax on the amount distributed to a Participant after separation from service after attainment of age 55. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to a penalty tax. Certain amounts paid for medical care also may not be subject to a penalty tax.

Withholding

Distributions from an Employee Benefit Plan under Code Section 401(a) or a 403(b) Program to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump-sum settlement or periodic Annuity payments for a fixed period of fewer than ten (10) years, are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another eligible retirement program. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Contributions.

All other types of distributions from 401 Employee Benefit Plans and 403(b) Programs and all distributions from Individual Retirement Accounts, are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from Annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient's withholding certificate. If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three (3) withholding exemptions. Tax on all surrenders and lump- sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on Annuity payments and other distributions from the contract will be made in accordance with regulations of the IRS.

OTHER INFORMATION

Mixed and Shared Funding

The Funds serve as the underlying investment medium for amounts invested in AUL's separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both AUL and other unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Fund is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the Funds at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Fund at the same time, or (iii) participating qualified Plans to invest in shares of the Funds at the same time as one or more life insurance companies. Neither the Funds nor AUL currently foresees any disadvantage, but if the Funds determine that there is any such disadvantage due to a material conflict of interest between such policyowners and contract owners, or between different life insurance companies, or between participating qualified Plans and one or more life insurance companies, or for any other reason, a Fund's Board of Directors will notify the life insurance companies and participating qualified Plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified Plans may be required to sell Fund shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified Plans, in order to resolve any conflict. The life insurance companies and participating qualified Plans will bear the entire cost of resolving any material conflict of interest.

Voting of Shares of the Funds

AUL is the legal Owner of the shares of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on only matters requiring shareholder voting under the 1940 Act.

AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The person having the voting interest under a contract is the Owner or the Participant, depending on the type of contract. Generally, a Participant will have a voting interest under a contract to the extent of the Vested portion of his or her Account Value. AUL shall send to each Owner or Participant a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Funds' shares. In the case of a contract acquired in connection with an Employee Benefit Plan or an Employer Sponsored 403(b) Program, AUL may furnish the Owner with sufficient Fund proxy materials and voting instruction forms for all Participants under a contract with any voting interest.

Unless otherwise required by applicable law or under a contract with any of the Funds, with respect to each of the Funds, the number of Fund shares of a particular Fund as to which voting instructions may be given to AUL is determined by dividing Accumulation Units of the corresponding Investment Account attributable to a Contract or a Participant's Account by the total Accumulation Units of all Contracts or Participants' Accounts on a particular date times shares owned by AUL of that portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.

Voting rights attributable to the Contracts or Participant Accounts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts and Participant Accounts participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers its shares to any insurance company separate account that funds variable life insurance contracts or if otherwise required by applicable law, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts and Participant Accounts participating in the Investment Account.

Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.

Substitution of Investments

AUL reserves the right, subject to compliance with applicable law, to make additions to, deletions from, substitutions for, or combinations of, the securities that are held by any Investment Account or that any Investment Account may purchase. AUL also reserves the right, subject to compliance with applicable law, to eliminate shares of any of the eligible Funds or other entities and to substitute shares of, or interests in, another Fund or another investment vehicle, for shares already purchased or to be purchased in the future under the contract, if the shares of any or all eligible Funds or other entities are no longer available for investment or if further investment in any or all eligible Funds or other entities become inappropriate in view of the purposes of the contract.

Where required under applicable law, AUL will not substitute any shares attributable to an Owner's interest in an Investment Account without notice, Owner or Participant approval, or prior approval of the Securities and Exchange Commission or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.

Nothing contained herein will prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by a majority of Contract Owners or as permitted by federal law.

AUL additionally reserves the right to establish additional Investment Accounts, each of which would invest in a corresponding Fund or other entity, or in other securities or investment vehicles. AUL may also eliminate or combine existing Investment Accounts if marketing, tax, or investment conditions warrant, subject to compliance with applicable law, and may provide other investment options at any time. Subject to any required regulatory approvals, AUL reserves the right to transfer assets from any Investment Account to another separate account of AUL or Investment Account.

In the event of any such substitution or change, AUL may, by appropriate amendment, make such changes in this and other contracts as may be necessary or appropriate to reflect such substitution or change. Any transfer request or investment option election received on or after the effective date of such substitution or change that reflects the previous investment option that has been substituted or changed will be transacted using the new substituted or changed investment option. If deemed by AUL to be in the best interests of persons or entities having voting rights under the contracts, the Variable Account may be operated as a management investment company under the Act, or it may be combined with other separate accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one or more Investment Accounts and may establish a committee, board, or other group to manage one or more aspects of the Investment Accounts.

Redemption Fees

Some Funds may charge a redemption fee for short-term trading in their Fund. AUL will assess any applicable fee against the Account Value and forward the fee on to the Fund. Please consult the Fund prospectus to determine whether redemption fees apply to the Fund and for details regarding the fee.

Changes to Comply with Law and Amendments

AUL reserves the right, without the consent of Owners or Participants, to make any change to the provisions of the contracts to comply with, or to give Owners or Participants the benefit of, any federal or state statute, rule, or regulation, including, but not limited to, requirements for Annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

AUL reserves the right to make certain changes in the contracts. Depending on the contract, AUL has the right at any time to change the Guaranteed Rate of interest defined in the contract credited to amounts allocated to the FIA for any Participant Accounts established on or after the effective date of the change, although once a Participant's Account is established, the Guaranteed Rate may not be changed for the duration of the Account.

Depending on the contract, after the fifth (5th) anniversary of a contract, AUL has the right to change any Annuity tables included in the contract, but any such change shall apply only to Participant Accounts established on or after the effective date of such a change. AUL also has the right to change the withdrawal charge and, within the limits described under "Guarantee of Certain Charges," the administrative charge.

Reservation of Rights

AUL reserves the right to refuse to accept new Contributions under a contract and to refuse to accept new Participants under a contract.

Periodic Reports

AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the contract or to the Participant's Account, as the case may be. AUL will also send statements reflecting transactions in a Participant's Account as required by applicable law. In addition, every person having voting rights will receive such reports or Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.

Payments to Agents, Intermediaries and Other Financial Professionals

American United Life Insurance Company, Inc. or its related companies may pay agents, intermediaries and other financial professionals for the sale of the AUL American Unit Trust and related services. These payments may create a conflict of interest by influencing the agent, intermediary or other financial professional, and/or your salesperson to recommend the AUL American Unit Trust over another product or service. Ask your salesperson for more information.

Legal Proceedings

There are no legal proceedings pending to which the Variable Account is a party, or which would materially affect the Variable Account.

Legal Matters

Legal matters in connection with the issue and sale of the contracts described in this Prospectus and the organization of AUL, its authority to issue the contracts under Indiana law, and the validity of the forms of the contracts under Indiana law have been passed upon by Stephen L. Due, Deputy General Counsel of AUL.

Legal matters relating to the federal securities and federal income tax laws have been passed upon by Dechert LLP.

Financial Statements

Financial statements of AUL as of December 31, 2023 are included in the Statement of Additional Information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the contract. The availability of Funds vary by Employee Benefit Plan. Please refer to your Plan Documents for a list of Funds available to you. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.oneamerica.com/prospectuses. You can request this information at no cost by calling 1-877-285-3863 or by sending an email to investments.rs@oneamerica.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund's past performance is not necessarily and indication of future performance.
					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Cap Blend	06-148	AB Core Opportunities R: Class Retirement*** Investment Adviser: AllianceBernstein LP.	1.40	*	17.07	11.25	11.05
Mid Cap Growth	06-144	AB Discovery Growth R: Class Retirement*** Investment Adviser: AllianceBernstein LP.	1.36		6.29	7.15	7.90
Small Cap Value	06-149	AB Discovery Value R: Class Retirement*** Investment Adviser: AllianceBernstein LP.	1.52		2.30	7.13	6.81
High Yield Bond	06-005	AB High Income Advisor: Class Adv Investment Adviser: AllianceBernstein LP.	0.64	*	9.90	3.77	3.90
Foreign Value	06-153	AB International Value R: Class Retirement*** Investment Adviser: AllianceBernstein LP.	1.50	*	3.10	3.97	2.12
Large Cap Growth	06-3YR	AB Large Cap Growth Advisor: Class Adv Investment Adviser: Krungthai Asset Management PLC	0.60		30.25	16.33	15.39
Small Cap Growth	06-146	AB Small Cap Growth R: Class Retirement Investment Adviser: AllianceBernstein LP.	1.44		3.25	6.82	7.75
Foreign Growth	06-147	AB Sustainable Intl Thematic R: Class Retirement*** Investment Adviser: AllianceBernstein LP.	1.51	*	1.09	5.62	3.88
Large Cap Value	06-151	AB Value R: Class Retirement*** Investment Adviser: AllianceBernstein L.P.	1.37		8.83	8.85	6.49
Balanced	06-505	Alger Balanced I-2: Class Inst Investment Adviser: Fred Alger Management, LLC	1.04		14.89	9.69	8.57
Large Cap Growth	06-510	Alger Capital Appreciation Ptfl I-2: Class Inst Investment Adviser: Fred Alger Management, LLC	0.94		37.89	14.59	13.32
Large Cap Growth	06-500	Alger Large Cap Growth I-2: Class Inst Investment Adviser: Fred Alger Management, LLC	0.87	*	25.53	13.01	11.62

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Small Cap Growth	06-197	Alger Small Cap Growth Institutional I: Class Inst Investment Adviser: Fred Alger Management, LLC	1.30		2.49	4.58	6.55
Foreign Value	06-33X	American Beacon International Eq Inv: Class Inv Investment Adviser: American Beacon Advisors Inc Investment Subadviser: Lazard Asset Management LLC;American Century Investment Management Inc;Causeway Capital Management LLC;	1.07		8.31	5.46	3.23
Small Cap Value	06-34F	American Beacon Small Cp Val Inv: Class Inv Investment Adviser: American Beacon Advisors Inc Investment Subadviser: Barrow Hanley Mewhinney & Strauss LLC; Brandywine Global Investment Mgmt, LLC;DePrince Race & Zollo Inc; Hotchkis and Wiley Capital Mgmt LLC;Newton Investment Management North America, LLC;	1.12		2.02	8.41	7.11
Large Cap Growth	06-694	American Century Disciplined Growth Inv: Class Inv Investment Adviser: American Century Investment Management Inc	1.00	*	36.12	14.83	12.45
Large Cap Value	06-460	American Century Discplnd Cor Val Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.66		4.25	8.88	8.79
Intermediate Term Bond	06-721	American Century Diversified Bond Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.60		1.61	0.75	1.39
Diversified Emerging Markets	06-206	American Century Emerging Markets Inv: Class Inv Investment Adviser: American Century Investment Management Inc	1.26		(5.43)	(0.25)	2.74
Large Cap Blend	06-048	American Century Equity Growth Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.66		20.11	11.07	9.95
Large Cap Value	06-475	American Century Equity Income Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.93		2.66	7.08	8.39
Large Cap Value	06-355	American Century Focused Lg Cap Val A: Class A Investment Adviser: American Century Investment Management Inc	1.09		4.49	9.16	8.21
Int Government Bond	06-435	American Century Ginnie Mae A: Class A Investment Adviser: American Century Investment Management Inc	0.80		0.62	(0.47)	0.38
Large Cap Growth	06-445	American Century Growth A: Class A Investment Adviser: American Century Investment Management Inc	1.17	*	35.53	16.17	13.90
Mid Cap Growth	06-046	American Century Heritage Inv: Class Inv Investment Adviser: American Century Investment Management Inc	1.01		11.52	10.77	9.58
Inflation-Protec Bond	06-185	American Century Inflation Adjs Bond A: Class A Investment Adviser: American Century Investment Management Inc	0.76		1.00	2.23	1.49

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
World Bond	06-422	American Century International Bond Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.80		(3.23)	(3.36)	(1.95)
Foreign Growth	06-420	American Century International Gr Inv: Class Inv Investment Adviser: American Century Investment Management Inc	1.36		0.93	6.31	4.19
Foreign Small/Mid Eqty	06-3VG	American Century International Opps Inv: Class Inv Investment Adviser: American Century Investment Management Inc	1.53		(1.54)	3.74	4.01
Mid Cap Value	06-396	American Century Mid Cap Value Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.98		(0.30)	8.83	8.83
Mgd Asset Allocation	06-413	American Century One Choice 2025 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.77	*	6.59	5.51	5.22
Mgd Asset Allocation	06-414	American Century One Choice 2030 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.79	*	6.83	5.93	5.61
Mgd Asset Allocation	06-416	American Century One Choice 2035 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.83	*	7.24	6.36	6.02
Mgd Asset Allocation	06-417	American Century One Choice 2040 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.85	*	7.41	6.80	6.45
Mgd Asset Allocation	06-418	American Century One Choice 2045 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.88	*	7.69	7.29	6.90
Mgd Asset Allocation	06-419	American Century One Choice 2050 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.90	*	8.08	7.89	7.32
Mgd Asset Allocation	06-436	American Century One Choice 2055 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.90	*	8.42	8.19	7.53
Mgd Asset Allocation	06-CKT	American Century One Choice 2060 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.90	*	8.69	8.38	–
Mgd Asset Allocation	06-63N	American Century One Choice 2065 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.92	*	8.83	–	–
Mgd Asset Allocation	06-427	American Century One Choice In Ret Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.75	*	6.52	5.23	4.75
Specialty	06-269	American Century Real Estate Inv: Class Inv Investment Adviser: American Century Investment Management Inc	1.15		(3.09)	3.99	6.28
Large Cap Growth	06-440	American Century Select Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.94	*	30.10	16.06	14.10
Small Cap Growth	06-200	American Century Small Cap Growth A: Class A Investment Adviser: American Century Investment Management Inc	1.42		4.45	10.53	9.65

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Small Cap Value	06-470	American Century Small Cap Value Inv: Class Inv*** Investment Adviser: American Century Investment Management Inc	1.09		(0.03)	10.45	8.67
Small Cap Blend	06-385	American Century Small Company A: Class A Investment Adviser: American Century Investment Management Inc	1.11		8.46	7.03	5.99
Balanced	06-480	American Century Strat Allc: Agrsv Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.80	*	8.51	8.97	7.66
Balanced	06-485	American Century Strat Allc: Cnsrv Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.83	*	5.73	5.76	4.95
Balanced	06-490	American Century Strat Allc: Mod Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.84	*	6.90	7.41	6.40
Large Cap Growth	06-450	American Century Ultra® Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.91	*	33.36	17.29	15.16
Large Cap Value	06-696	American Century Value Inv: Class Inv Investment Adviser: American Century Investment Management Inc	1.00	*	3.01	9.75	8.59
Mid Cap Growth	06-410	American Century VP Capital Apprec I: Class Other Investment Adviser: American Century Investment Management Inc	0.92	*	11.59	10.79	9.59
Mgd Asset Allocation	06-958	American Funds 2010 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.64		5.38	5.10	4.87
Mgd Asset Allocation	06-969	American Funds 2015 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.65		5.91	5.45	5.20
Mgd Asset Allocation	06-972	American Funds 2020 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.66		6.44	5.76	5.63
Mgd Asset Allocation	06-974	American Funds 2025 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.67		7.55	6.57	6.32
Mgd Asset Allocation	06-977	American Funds 2030 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.68		9.32	7.50	7.19
Mgd Asset Allocation	06-979	American Funds 2035 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.70		10.96	8.75	8.10
Mgd Asset Allocation	06-982	American Funds 2040 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.72		12.69	9.46	8.54
Mgd Asset Allocation	06-984	American Funds 2045 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.72		13.14	9.61	8.68
Mgd Asset Allocation	06-997	American Funds 2050 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.73		13.58	9.64	8.72

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mgd Asset Allocation	06-999	American Funds 2055 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.73		13.97	9.58	8.69
Mgd Asset Allocation	06-CGF	American Funds 2060 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.74		14.08	9.54	–
Mgd Asset Allocation	06-4R3	American Funds 2065 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.74		14.09	–	–
Large Cap Growth	06-207	American Funds AMCAP R4: Class Retirement Investment Adviser: Capital Group	0.69		22.16	10.67	10.34
Balanced	06-446	American Funds American Balanced R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.60		10.36	8.02	7.83
High Yield Bond	06-208	American Funds American High-Inc R4: Class Retirement Investment Adviser: Capital Group	0.67	*	9.15	4.89	4.11
Large Cap Value	06-3MK	American Funds American Mutual R4: Class Retirement Investment Adviser: Capital Group	0.62		7.66	9.82	9.53
World Allocation	06-3MM	American Funds Capital Income Bldr R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.62		4.56	6.18	5.44
World Stock	06-211	American Funds Capital World Gr&Inc R4: Class Retirement Investment Adviser: Capital Group	0.76		13.68	9.22	7.62
Foreign Growth	06-212	American Funds Europacific Growth R4: Class Retirement Investment Adviser: Capital Group	0.82		5.93	5.96	4.95
Large Cap Blend	06-214	American Funds Fundamental Invs R4: Class Retirement Investment Adviser: Capital Group	0.63		19.34	12.00	11.16
Large Cap Growth	06-216	American Funds Growth Fund of Amer R4: Class Retirement Investment Adviser: Capital Group	0.65		27.10	13.22	12.24
Balanced	06-3MN	American Funds Income Fund of Amer R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.62		3.75	7.06	6.57
Short Term Bond	06-209	American Funds Interm Bd Fd of Amer R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.59	*	3.02	1.43	1.27
World Stock	06-503	American Funds New Perspective R4: Class Retirement Investment Adviser: Capital Group	0.77		15.44	11.80	10.20
Diversified Emerging Markets	06-689	American Funds New World R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.92		6.23	6.59	5.50
World Stock	06-332	American Funds SMALLCAP World R4: Class Retirement Investment Adviser: Capital Research and Management Company	1.01		4.94	8.00	7.49

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Cap Blend	06-448	American Funds Washington Mutual R4: Class Retirement Investment Adviser: Capital Group	0.62		15.11	12.14	11.04
Mid Cap Blend	06-4TG	AMG GW&K Small Mid Cap Core I: Class Inst Investment Adviser: GW&K Investment Management, LLC Investment Subadviser: GW&K Investment Management, LLC	0.87		4.62	11.60	–
Large Cap Growth	06-FXW	AMG Renaissance Large Cap Growth N: Class N Investment Adviser: Renaissance Investment Management Investment Subadviser: Renaissance Group LLC	1.00	*	22.77	15.85	13.14
Diversified Emerging Markets	06-4TF	AQR Emerging Multi-Style II N: Class N Investment Adviser: AQR Capital Management	0.97	*	1.49	1.02	–
Foreign Value	06-BBB	AQR International Multi-Style N: Class N Investment Adviser: AQR Capital Management	0.81	*	9.05	6.50	3.91
Large Cap Blend	06-CCC	AQR Large Cap Multi-Style N: Class N Investment Adviser: AQR Capital Management	0.66	*	20.26	12.45	10.37
Small Cap Blend	06-CCF	AQR Small Cap Multi-Style N: Class N Investment Adviser: AQR Capital Management	0.86	*	12.09	9.90	7.63
Mid Cap Value	06-335	Ariel Appreciation Investor: Class Inv Investment Adviser: Ariel Investments, LLC	1.13		(2.12)	7.33	6.45
Mid Cap Value	06-330	Ariel Fund Investor: Class Inv Investment Adviser: Ariel Investments, LLC	0.99		(1.20)	7.91	7.73
Foreign Value	06-CKV	Ariel International Investor: Class Inv Investment Adviser: Ariel Investments, LLC	1.14	*	3.89	2.59	2.87
Small Cap Growth	06-529	BlackRock Advantage Small Cap Gr Instl: Class Inst Investment Adviser: BlackRock Inc	0.50	*	5.96	7.51	7.21
Large Cap Value	06-587	BlackRock Equity Dividend Instl: Class Inst Investment Adviser: BlackRock Inc	0.69	*	7.18	10.20	9.58
World Allocation	06-528	BlackRock Global Allocation Instl: Class Inst Investment Adviser: BlackRock Investment Management, LLC Investment Subadviser: BlackRock (Singapore) Limited	0.84	*	6.91	6.47	5.00
Int Government Bond	06-4WH	BlackRock GNMA Inv A: Class A Investment Adviser: BlackRock Inc	1.13	*	1.35	(0.32)	0.61
Specialty	06-CGM	BlackRock Health Sciences Opps Instl: Class Inst Investment Adviser: BlackRock Inc	0.84		8.36	9.92	11.74

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
High Yield Bond	06-CHP	BlackRock High Yield Bond Svc: Class S Investment Adviser: BlackRock Inc Investment Subadviser: BlackRock International Limited	0.85	*	9.05	4.45	4.20
Mid Cap Growth	06-GHG	BlackRock Mid-Cap Growth Equity Instl: Class Inst Investment Adviser: BlackRock Inc	0.80	*	14.86	10.31	11.60
Balanced	06-FRY	BlackRock Multi-Asset Income Investor A: Class A Investment Adviser: BlackRock Inc Investment Subadviser: BlackRock Asset Management North Asia Ltd; BlackRock International Limited;BlackRock (Singapore) Limited;	0.82	*	5.78	3.91	3.87
Intermediate Term Bond	06-FTG	BlackRock Strategic Income Opps Inv A: Class A Investment Adviser: BlackRock Inc Investment Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.99		4.96	2.87	2.54
Intermediate Term Bond	06-093	BlackRock Total Return Inv A: Class A Investment Adviser: BlackRock Inc Investment Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.75		1.77	0.95	1.78
Specialty	06-CCY	BNY Mellon Natural Resources I: Class Inst Investment Adviser: Newton Investment Management Group Investment Subadviser: Newton Investment Management North America, LLC	0.90		(8.73)	15.63	7.84
World Bond	06-709	BrandywineGLOBAL Global Opp Bond FI: Class Other Investment Adviser: Brandywine Global Investment Mgmt, LLC Investment Subadviser: Brandywine Global Investment Mgmt, LLC	1.00		(1.00)	(0.63)	0.79
Large Cap Growth	06-345	Calvert Equity A: Class A Investment Adviser: Atlanta Capital Management Company, LLC Investment Subadviser: Atlanta Capital Management Company, LLC	0.91		12.45	14.80	13.13
Intermediate Term Bond	06-340	Calvert Income A: Class A Investment Adviser: Calvert Research and Management	0.93		4.04	2.49	2.57
Small Cap Blend	06-516	Calvert Small-Cap A: Class A Investment Adviser: Calvert Research and Management	1.19		(0.48)	7.49	8.18
Mid Cap Blend	06-520	Calvert VP SRI Mid Cap: Class N/A Investment Adviser: Calvert Research and Management	0.99	*	2.39	6.77	6.42

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Cap Blend	06-711	ClearBridge Aggressive Growth FI: Class Other Investment Adviser: ClearBridge Investments, LLC. Investment Subadviser: ClearBridge Investments, LLC	1.07		15.17	6.23	6.12
Large Cap Blend	06-712	ClearBridge Appreciation FI: Class Other Investment Adviser: ClearBridge Investments, LLC. Investment Subadviser: ClearBridge Investments, LLC	0.96		18.94	13.24	11.33
Foreign Value	06-GJR	ClearBridge International Value A: Class A Investment Adviser: ClearBridge Investments, LLC. Investment Subadviser: ClearBridge Investments, LLC	1.25	*	0.31	4.04	1.41
Large Cap Growth	06-GJV	ClearBridge Large Cap Growth A: Class A Investment Adviser: ClearBridge Investments, LLC. Investment Subadviser: ClearBridge Investments, LLC	1.03		37.18	14.15	13.59
Specialty	06-4VC	Cohen & Steers Global Infrastructure A: Class A Investment Adviser: Cohen & Steers Capital Management, Inc. Investment Subadviser: Cohen & Steers Asia Limited;Cohen & Steers UK Limited;	1.21		(4.03)	4.39	5.42
Specialty	06-4VF	Cohen & Steers Real Estate Securities A: Class A Investment Adviser: Cohen & Steers Capital Management, Inc.	1.10		(2.44)	5.36	8.18
Foreign Small/Mid Eqty	06-863	Columbia Acorn International Adv: Class Adv Investment Adviser: Columbia Threadneedle Investments	0.98	*	3.53	3.34	3.13
Balanced	06-66K	Columbia Capital Alloc Mod Agrsv A: Class A Investment Adviser: Columbia Threadneedle Investments	1.00		11.52	7.03	6.51
Balanced	06-66N	Columbia Capital Allocation Agrsv A: Class A Investment Adviser: Columbia Threadneedle Investments	1.02		13.28	8.32	7.54
Balanced	06-66C	Columbia Capital Allocation Cnsrv A: Class A Investment Adviser: Columbia Threadneedle Investments	0.95		5.28	2.52	2.75
Balanced	06-66G	Columbia Capital Allocation Mod A: Class A Investment Adviser: Columbia Threadneedle Investments	0.96		9.45	5.62	5.39
Large Cap Blend	06-095	Columbia Contrarian Core Adv: Class Adv Investment Adviser: Columbia Threadneedle Investments	0.72	*	25.70	15.30	12.42
Large Cap Value	06-096	Columbia Dividend Income Adv: Class Adv Investment Adviser: Columbia Threadneedle Investments North America	0.65		10.09	11.85	11.11
Emerging Market Bond	06-438	Columbia Emerging Markets Bond A: Class A Investment Adviser: Columbia Threadneedle Investments	1.14		5.10	0.26	2.35

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Cap Growth	06-67P	Columbia Integrated Large Cap Gr A: Class A Investment Adviser: Columbia Threadneedle Investments	0.79	*	34.63	15.78	–
Small Cap Growth	06-67T	Columbia Integrated Small Cap Gr A: Class A Investment Adviser: Columbia Threadneedle Investments	1.24	*	3.11	5.75	–
Mid Cap Blend	06-334	Columbia Mid Cap Index A: Class No Load Investment Adviser: Columbia Threadneedle Investments	0.45	*	4.32	9.52	8.81
Foreign Value	06-FTN	Columbia Overseas Value Adv: Class Adv Investment Adviser: Columbia Threadneedle Investments North America	0.91	*	6.63	6.09	–
Intermediate Term Bond	06-947	Columbia Quality Income Adv: Class Adv Investment Adviser: Columbia Threadneedle Investments	0.63	*	0.75	(0.53)	1.15
World Stock	06-4NM	Columbia Select Global Equity Advisor: Class Adv Investment Adviser: Columbia Threadneedle Investments	1.00		19.37	12.73	–
Large Cap Value	06-099	Columbia Select Large Cap Value Adv: Class Adv Investment Adviser: Columbia Threadneedle Investments	0.55	*	0.66	10.30	9.43
Mid Cap Growth	06-64V	Columbia Select Mid Cap Growth Fund A: Class A Investment Adviser: Columbia Threadneedle Investments	1.12	*	15.93	10.72	9.39
Mid Cap Value	06-098	Columbia Select Mid Cap Value Adv: Class Adv Investment Adviser: Columbia Threadneedle Investments	0.88	*	2.03	10.77	8.55
Small Cap Value	06-946	Columbia Select Small Cap Value Adv: Class Adv Investment Adviser: Columbia Threadneedle Investments	1.01	*	(0.56)	7.33	6.42
Specialty	06-869	Columbia Seligman Tech & Info Adv: Class Adv Investment Adviser: Columbia Threadneedle Investments North America	0.95		29.79	22.62	20.05
Small Cap Blend	06-336	Columbia Small Cap Index A: Class No Load Investment Adviser: Columbia Threadneedle Investments	0.45		1.34	7.45	8.14
Small Cap Value	06-64X	Columbia Small Cap Value II A: Class A Investment Adviser: Columbia Threadneedle Investments	1.24	*	1.10	8.19	6.90
Intermediate Term Bond	06-64Y	Columbia Total Return Bond A: Class A Investment Adviser: Columbia Threadneedle Investments	0.74	*	3.17	1.27	1.99
Intermediate Term Bond	06-67N	Columbia Total Return Bond Adv: Class Adv Investment Adviser: Columbia Threadneedle Investments	0.49	*	3.43	1.52	2.24
Mid Cap Blend	06-551	CRM Mid Cap Value Inv: Class Inv Investment Adviser: Cramer Rosenthal McGlynn LLC	1.16		(2.28)	9.24	8.76
Small Cap Blend	06-552	CRM Small Cap Value Inv: Class Inv Investment Adviser: Cramer Rosenthal McGlynn LLC	1.22		0.26	4.97	6.06

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Specialty	06-CGR	Delaware Climate Solutions Y: Class Inst Investment Adviser: Ivy Investment Management Company Investment Subadviser: Macquarie Investment Management Global Limited	1.24	*	(13.41)	0.15	(4.42)
World Allocation	06-008	Delaware Ivy Asset Strategy Fund Cl Y: Class Inst Investment Adviser: Waddell & Reed Investment Management Co Investment Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.12		10.02	8.58	4.13
Balanced	06-010	Delaware Ivy Balanced Fund Class Y: Class Inst Investment Adviser: Waddell & Reed Investment Management Co Investment Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited;	1.05	*	11.65	8.71	6.90
High Yield Bond	06-012	Delaware Ivy High Income Fund Class Y: Class Inst Investment Adviser: Ivy Investment Management Company Investment Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited;	0.97	*	7.53	3.67	3.63
Specialty	06-CGV	Delaware Ivy Science and Technology Y: Class Inst Investment Adviser: Macquarie Asset Management Investment Subadviser: Macquarie Investment Management Global Limited	1.24		32.00	15.94	11.79
Small Cap Blend	06-FPF	Delaware Ivy Smid Cap Core Fund Class Y: Class Inst Investment Adviser: Ivy Investment Management Company Investment Subadviser: Macquarie Investment Management Global Limited	1.14	*	5.16	7.54	7.87
Large Cap Value	06-FNG	DWS CROCI US S: Class S Investment Adviser: DWS Americas	0.68		12.51	6.41	–
Diversified Emerging Markets	06-3VP	DWS Emerging Markets Equity S: Class S Investment Adviser: DWS Americas Investment Subadviser: DWS International GmbH	1.01	*	(7.06)	(1.56)	2.23
Specialty	06-608	DWS Enhanced Commodity Strategy S: Class S Investment Adviser: DWS Americas	0.99	*	(7.62)	5.40	0.49

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Cap Blend	06-632	DWS ESG Core Equity S: Class S Investment Adviser: DWS Americas	0.55	*	19.45	14.42	9.89
Int Government Bond	06-FRC	DWS GNMA S: Class S Investment Adviser: DWS Americas	0.61		1.00	(0.10)	0.79
Specialty	06-614	DWS RREEF Global Infrastructure S: Class S Investment Adviser: DWS Americas Investment Subadviser: RREEF America L.L.C.	1.14	*	(5.67)	4.92	4.39
World Allocation	06-631	DWS RREEF Real Assets S: Class S Investment Adviser: DWS Americas Investment Subadviser: RREEF America L.L.C.	1.06	*	(4.85)	5.32	4.03
Specialty	06-617	DWS RREEF Real Estate Securities S: Class S Investment Adviser: DWS Americas Investment Subadviser: RREEF America L.L.C.	0.75		(2.05)	4.13	6.89
Small Cap Blend	06-GGM	DWS Small Cap Core S: Class S Investment Adviser: DWS Americas	0.94		5.65	10.99	9.15
Foreign Blend	06-CHJ	Federated Hermes International Equity IS: Class Inst Investment Adviser: Federated Hermes, Inc. Investment Subadviser: Polaris Capital Management, LLC	0.94	*	5.28	5.75	5.09
Foreign Blend	06-049	Federated Hermes Intl Leaders IS: Class Inst Investment Adviser: Federated Hermes, Inc.	0.79	*	4.81	8.65	4.62
Large Cap Growth	06-050	Federated Hermes Kaufmann Large Cap IS: Class Inst Investment Adviser: Federated Hermes, Inc. Investment Subadviser: Federated Global Investment Management Corp	0.84	*	28.37	12.08	11.45
Large Cap Blend	06-051	Federated Hermes MDT All Cap Core IS: Class Inst Investment Adviser: Federated Hermes, Inc.	0.75	*	16.75	15.16	12.67
Small Cap Blend	06-4FT	Federated Hermes MDT Small Cap Core IS: Class Inst Investment Adviser: Federated Hermes, Inc.	0.89	*	6.46	8.19	9.08
Small Cap Growth	06-FTV	Federated Hermes MDT Small Cap Growth IS: Class Inst Investment Adviser: Federated Hermes, Inc.	0.89	*	4.60	7.09	9.26
High Yield Bond	06-788	Federated Hermes Opportunistic HY Bd IS: Class Inst Investment Adviser: Federated Hermes, Inc.	0.73	*	8.59	4.71	4.69
Mgd Asset Allocation	06-CCH	Fidelity Advisor Freedom 2010 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.48		4.85	4.18	4.46
Mgd Asset Allocation	06-CCJ	Fidelity Advisor Freedom 2015 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.53		5.54	4.90	5.08

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Mgd Asset Allocation	06-CCK	Fidelity Advisor Freedom 2020 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.57	6.36	5.57	5.59
Mgd Asset Allocation	06-CCM	Fidelity Advisor Freedom 2025 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.61	6.97	6.19	6.09
Mgd Asset Allocation	06-CCN	Fidelity Advisor Freedom 2030 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.66	7.70	7.02	6.85
Mgd Asset Allocation	06-CCP	Fidelity Advisor Freedom 2035 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.70	9.22	8.32	7.71
Mgd Asset Allocation	06-CCR	Fidelity Advisor Freedom 2040 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.74	10.50	9.22	8.15
Mgd Asset Allocation	06-CCT	Fidelity Advisor Freedom 2045 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.75	10.92	9.32	8.21
Mgd Asset Allocation	06-CCV	Fidelity Advisor Freedom 2050 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.75	10.90	9.31	8.20
Mgd Asset Allocation	06-CCW	Fidelity Advisor Freedom 2055 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.75	10.94	9.33	8.21
Mgd Asset Allocation	06-CCX	Fidelity Advisor Freedom 2060 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.75	10.89	9.30	–
Mgd Asset Allocation	06-63P	Fidelity Advisor Freedom 2065 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.75	10.96	–	–
Mgd Asset Allocation	06-CCG	Fidelity Advisor Freedom Income I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.47	4.21	3.08	3.24
Balanced	06-FTY	Fidelity Advisor Balanced I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.57	15.85	11.14	9.24
Foreign Growth	06-280	Fidelity Advisor Diversified Intl M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	1.43	8.03	7.80	5.16

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Large Cap Blend	06-028	Fidelity Advisor Diversified Stock I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.59	23.19	15.29	12.14
Large Cap Value	06-255	Fidelity Advisor Dividend Growth M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.24	14.05	9.68	8.81
Specialty	06-34W	Fidelity Advisor Energy I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.74	(3.35)	10.93	3.07
Large Cap Growth	06-120	Fidelity Advisor Equity Growth M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.21	31.70	17.78	14.48
Large Cap Blend	06-265	Fidelity Advisor Growth & Income M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.15	11.21	12.51	10.20
Large Cap Growth	06-125	Fidelity Advisor Growth Opps M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.96	33.53	16.30	15.51
Foreign Growth	06-155	Fidelity Advisor Intl Cap App M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	1.31	16.73	9.24	7.62

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Large Cap Blend	06-232	Fidelity Advisor Leveraged Co Stk A: Class A Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.05	17.00	12.29	8.39
Large Cap Growth	06-295	Fidelity Advisor New Insights A: Class A Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.70	32.23	13.13	11.58
Specialty	06-047	Fidelity Advisor Real Estate I: Class Inst Investment Adviser: Fidelity Institutional Asset Management Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.84	(4.25)	1.75	4.93
Specialty	06-GKP	Fidelity Advisor Real Estate Income I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.73	3.05	4.21	5.50
Small Cap Blend	06-393	Fidelity Advisor Small Cap A: Class A Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.36	6.65	11.15	8.01
Large Cap Growth	06-841	Fidelity Advisor Stock Sel All Cp M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.13	18.21	13.24	10.93
Mid Cap Blend	06-270	Fidelity Advisor Stock Selec Mid Cp M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.20	3.73	9.43	8.41

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Balanced	06-026	Fidelity Advisor Strategic Div & Inc I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.72		4.78	8.53	8.19
Multisector Bond	06-110	Fidelity Advisor Strategic Income A: Class A Investment Adviser: Fidelity Management and Research Company Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd;	0.98		5.67	2.88	3.17
Intermediate Term Bond	06-027	Fidelity Advisor Total Bond I: Class Inst Investment Adviser: Fidelity Institutional Asset Management Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	0.50		3.43	1.93	2.39
Mid Cap Value	06-322	Fidelity Advisor Value A: Class A Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.15	*	4.58	12.77	8.98
Balanced	06-230	Fidelity VIP Asset Manager Initial: Class A Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.60		7.32	6.46	5.38
Large Cap Growth	06-245	Fidelity VIP Contrafund Initial: Class A Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.60		31.46	15.60	12.41

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Cap Value	06-205	Fidelity VIP Equity-Income Initial: Class A Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.51		6.83	10.79	8.99
Large Cap Growth	06-210	Fidelity VIP Growth Initial: Class A Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.61		32.89	18.60	15.21
High Yield Bond	06-215	Fidelity VIP High Income Initial: Class A Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.82		6.84	2.94	3.35
Foreign Growth	06-220	Fidelity VIP Overseas Initial: Class A Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;Fil Investment Advisors;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (UK) Ltd;	0.77		11.56	8.76	5.50
Large Cap Growth	06-CMX	Franklin Growth Adv: Class Adv Investment Adviser: Franklin Templeton Investments	0.55		22.82	13.80	12.81
Large Cap Growth	06-CNW	Franklin Growth Opportunities Adv: Class Adv Investment Adviser: Franklin Templeton Investments	0.68	*	33.94	13.69	11.69
Balanced	06-719	Franklin Income Adv: Class Adv Investment Adviser: Franklin Templeton Invts	0.46	*	4.19	6.54	5.38
World Stock	06-723	Franklin Mutual Global Discovery Z: Class Inst Investment Adviser: Franklin Templeton Invts	0.95		11.86	8.74	6.60
Small Cap Value	06-CMY	Franklin Small Cap Value Adv: Class Adv*** Investment Adviser: Franklin Templeton Investments	0.73		0.44	8.67	7.39
Mid Cap Growth	06-CNC	Franklin Small-Mid Cap Growth Adv: Class Adv Investment Adviser: Franklin Templeton Investments	0.65	*	15.83	11.38	9.59

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Multisector Bond	06-CNF	Franklin Strategic Income Adv: Class Adv Investment Adviser: Franklin Templeton Investments	0.68	*	5.78	1.81	2.06
Specialty	06-FPC	Franklin Utilities Adv: Class Adv Investment Adviser: Franklin Templeton Invts	0.56		(6.63)	5.64	7.81
Cash	06-CGH	Goldman Sachs FS Government Adm: Class Other** Investment Adviser: Goldman Sachs Asset Management, L.P.	0.43		4.87	1.70	1.07
World Allocation	06-249	Goldman Sachs Growth Strategy Instl: Class Inst Investment Adviser: Goldman Sachs Asset Management, L.P.	0.62	*	11.50	8.47	7.14
Foreign Blend	06-367	Goldman Sachs Intl Eq Insghts Instl: Class Inst Investment Adviser: Goldman Sachs Asset Management, L.P.	0.81	*	12.39	6.55	5.59
Large Cap Growth	06-CKX	Goldman Sachs Large Cap Gr Insghts Inv: Class Inv Investment Adviser: Goldman Sachs Asset Management, L.P.	0.67	*	29.31	14.90	13.78
Large Cap Value	06-052	Goldman Sachs Large Cp Val Insghts Inv: Class Inv Investment Adviser: Goldman Sachs Asset Management, L.P.	0.68	*	5.56	8.06	8.69
Mid Cap Growth	06-727	Goldman Sachs Mid Cap Growth Inv: Class Inv Investment Adviser: Goldman Sachs Asset Management, L.P.	0.91	*	9.87	11.33	9.53
Mid Cap Blend	06-252	Goldman Sachs Mid Cap Value Instl: Class Inst Investment Adviser: Goldman Sachs Asset Management, L.P.	0.83		4.12	11.34	8.38
World Allocation	06-728	Goldman Sachs Satellite Strategies Inv: Class Inv Investment Adviser: Goldman Sachs Asset Management, L.P.	1.13	*	3.06	2.77	2.95
Small Cap Blend	06-254	Goldman Sachs Small Cap Value Inst: Class Inst Investment Adviser: Goldman Sachs Asset Management, L.P.	1.00	*	(1.52)	5.47	6.23
Specialty	06-257	Goldman Sachs Technology Opps Inst: Class Inst Investment Adviser: Goldman Sachs Asset Management, L.P.	0.89	*	46.76	17.59	16.10
Large Cap Blend	06-053	Goldman Sachs US Equity Insights Inv: Class Inv Investment Adviser: Goldman Sachs Asset Management B.V.	0.68	*	17.22	12.05	11.34
Mid Cap Growth	06-39P	Hartford MidCap R4: Class Retirement Investment Adviser: Wellington Management Company LLP Investment Subadviser: Wellington Management Company LLP	1.16		4.14	6.91	8.32
Mid Cap Blend	06-3CT	Hartford Schroders US MidCap Opps R4: Class Retirement Investment Adviser: Schroders Investment Mgt North America Investment Subadviser: Schroder Investment Management North America Inc.	1.22		5.31	9.20	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
World Bond	06-3YH	Hartford World Bond R4: Class Retirement Investment Adviser: Wellington Management Company LLP Investment Subadviser: Wellington Management Company LLP	1.02		1.60	0.52	1.24
World Stock	06-569	Impax Global Environmental Markets Inv: Class Inv Investment Adviser: Impax Asset Management Ltd Investment Subadviser: Impax Asset Management Ltd	1.16		5.81	9.84	7.51
Balanced	06-568	Impax Sustainable Allocation Inv: Class Inv Investment Adviser: Impax Asset Management	0.90		7.22	7.96	6.88
Balanced	06-893	Invesco Active Allocation Y: Class Inst Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds)	0.72		6.33	6.38	5.90
Large Cap Growth	06-023	Invesco American Franchise A: Class A Investment Adviser: Invesco Advisers, Inc	0.99		36.25	14.83	12.41
Large Cap Value	06-771	Invesco Comstock A: Class A Investment Adviser: Invesco Advisers, Inc	0.82		6.18	11.43	9.33
Large Cap Value	06-762	Invesco Comstock Select Y: Class Inst Investment Adviser: Invesco Advisers, Inc	0.71	*	6.49	12.40	9.65
Intermediate Term Bond	06-894	Invesco Core Bond Y: Class Inst Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds)	0.46	*	1.94	1.23	2.03
Diversified Emerging Markets	06-571	Invesco Developing Markets Y: Class Inst Investment Adviser: Invesco Advisers, Inc	0.99		(4.00)	(0.19)	2.03
Mid Cap Growth	06-4HC	Invesco Discovery Mid Cap Growth R5: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.73		10.89	–	–
Large Cap Value	06-817	Invesco Diversified Dividend Investor: Class Inv Investment Adviser: Invesco Advisers, Inc	0.73		4.84	8.49	7.92
Foreign Growth	06-192	Invesco EQV International Equity R5: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.90		6.62	6.39	4.69
Specialty	06-055	Invesco Floating Rate ESG Y: Class Inst Investment Adviser: Invesco Advisers, Inc Investment Subadviser: Invesco Senior Secured Management Inc	0.85		10.25	4.61	3.86
World Stock	06-843	Invesco Global Opportunities Y: Class Inst Investment Adviser: Invesco Advisers, Inc	0.87		0.82	0.59	5.99
Multisector Bond	06-751	Invesco Global Strategic Income Y: Class Inst Investment Adviser: Invesco Advisers, Inc	0.86	*	5.25	0.65	1.63
World Stock	06-752	Invesco Global Y: Class Inst Investment Adviser: Invesco Advisers, Inc.	0.81		25.34	10.59	9.16

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Specialty	06-753	Invesco Gold & Special Minerals Y: Class Inst Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds)	0.82		(14.13)	7.38	3.95
Specialty	06-815	Invesco Health Care Invstor: Class Inv Investment Adviser: Invesco Advisers, Inc	1.04		7.97	7.63	6.81
Specialty	06-229	Invesco Income Advantage Intl R5: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.99	*	7.86	3.80	2.98
World Bond	06-754	Invesco International Bond Y: Class Inst Investment Adviser: Invesco Advisers, Inc	0.86		3.11	(0.71)	0.97
Foreign Small/Mid Eqty	06-757	Invesco International Small-Mid Com Y: Class Inst Investment Adviser: Invesco Advisers, Inc	1.09		0.81	4.31	6.92
Large Cap Blend	06-758	Invesco Main Street All Cap Y: Class Inst Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds)	0.82		21.34	13.75	10.24
Mid Cap Blend	06-759	Invesco Main Street Mid Cap Y: Class Inst Investment Adviser: Invesco Advisers, Inc	0.82		6.72	9.18	7.93
Foreign Growth	06-756	Invesco Oppenheimer International Gr Y: Class Inst Investment Adviser: Invesco Advisers, Inc	0.83		10.82	7.41	4.56
Specialty	06-062	Invesco Senior Floating Rate Y: Class Inst Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds) Investment Subadviser: Invesco Senior Secured Management Inc	0.82	*	10.27	3.30	3.30
Small Cap Growth	06-320	Invesco Small Cap Growth A: Class A Investment Adviser: Invesco Advisers, Inc	1.16		2.65	6.17	7.37
Mid Cap Value	06-814	Invesco Value Opportunities A: Class A Investment Adviser: Invesco Advisers, Inc	1.09		7.85	13.11	9.18
Mid Cap Value	06-6KR	Invesco Value Opportunities Y: Class Inst Investment Adviser: Invesco Advisers, Inc	0.84		8.12	13.41	9.45
Mid Cap Growth	06-CMC	Janus Henderson Enterprise A: Class A Investment Adviser: Janus Henderson Investors	1.14		7.97	11.17	11.70
Large Cap Growth	06-603	Janus Henderson Forty A: Class A Investment Adviser: Janus Henderson Investors	0.81		33.24	15.35	14.13
Foreign Value	06-GMH	Janus Henderson Global Equity Income A: Class A Investment Adviser: Janus Henderson Investors Ltd	1.20		3.69	5.74	4.23
Specialty	06-CGX	Janus Henderson Global Life Sciences T: Class Other Investment Adviser: Janus Henderson Investors	0.92		9.83	11.20	10.94
Large Cap Blend	06-156	Janus Henderson Growth And Income R: Class Retirement Investment Adviser: Janus Henderson Investors	1.37	*	14.93	11.19	11.06

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mid Cap Value	06-604	Janus Henderson Mid Cap Value A: Class A Investment Adviser: Janus Henderson Investors	0.91		2.50	7.70	7.14
Large Cap Growth	06-888	Janus Henderson Research A: Class A Investment Adviser: Janus Henderson Investors	0.84		37.96	15.57	13.06
Small Cap Value	06-615	Janus Henderson Small Cap Value S: Class S Investment Adviser: Janus Henderson Investors	1.09		3.01	5.46	6.42
Small Cap Growth	06-889	Janus Henderson Triton A: Class A Investment Adviser: Janus Henderson Investors	1.32	*	3.22	6.19	8.44
Balanced	06-611	Janus Henderson VIT Balanced Svc: Class S Investment Adviser: Janus Henderson Investors	0.86		12.19	8.86	8.12
Intermediate Term Bond	06-601	Janus Henderson VIT Flexible Bond Instl: Class Inst Investment Adviser: Janus Henderson Investors	0.57	*	2.21	1.58	1.80
World Stock	06-600	Janus Henderson VIT Global Rsrch Instl: Class Inst Investment Adviser: Janus Henderson Investors	0.64		20.32	12.13	9.55
Large Cap Blend	06-954	JH Adaptive Risk Mgd U.S. Eq S: Class S Investment Adviser: Intech	1.04	*	9.56	8.66	9.04
Large Cap Value	06-FXX	JPMorgan Equity Income R4: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.70		2.08	9.70	–
Int Government Bond	06-FYC	JPMorgan Government Bond R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.55	*	1.28	0.29	–
Mid Cap Growth	06-FYG	JPMorgan Mid Cap Growth R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.95	*	14.33	12.94	–
Mid Cap Value	06-FYJ	JPMorgan Mid Cap Value R4: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.90	*	3.17	8.71	–
Mgd Asset Allocation	06-GMM	JPMorgan SmartRetirement® Blend 2020 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.44	*	6.87	4.39	–
Mgd Asset Allocation	06-GMN	JPMorgan SmartRetirement® Blend 2025 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.44	*	7.41	5.33	–
Mgd Asset Allocation	06-GMP	JPMorgan SmartRetirement® Blend 2030 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.44	*	8.52	6.28	–
Mgd Asset Allocation	06-GMR	JPMorgan SmartRetirement® Blend 2035 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.44	*	9.59	7.26	–
Mgd Asset Allocation	06-GMT	JPMorgan SmartRetirement® Blend 2040 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.44	*	10.36	7.96	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mgd Asset Allocation	06-GMV	JPMorgan SmartRetirement® Blend 2045 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.44	*	11.00	8.49	–
Mgd Asset Allocation	06-GMW	JPMorgan SmartRetirement® Blend 2050 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.44	*	11.19	8.57	–
Mgd Asset Allocation	06-GMX	JPMorgan SmartRetirement® Blend 2055 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.44	*	11.15	8.58	–
Mgd Asset Allocation	06-GMY	JPMorgan SmartRetirement® Blend 2060 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.44	*	11.13	8.58	–
Mgd Asset Allocation	06-6RF	JPMorgan SmartRetirement® Blend 2065 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.44	*	11.00	–	–
Mgd Asset Allocation	06-GNC	JPMorgan SmartRetirement® Blend IncomeR4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.44	*	6.70	4.12	–
Small Cap Blend	06-FYM	JPMorgan US Small Company R4: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.97		3.49	8.30	–
Large Cap Value	06-GJH	JPMorgan Value Advantage R4: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.80	*	4.87	9.54	–
Multisector Bond	06-CJT	Lord Abbett Bond Debenture R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.58		4.18	2.82	–
Small Cap Growth	06-CJW	Lord Abbett Developing Growth R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.67		0.87	6.19	–
Large Cap Blend	06-CJV	Lord Abbett Dividend Growth R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.67		15.27	12.63	–
Large Cap Value	06-CJX	Lord Abbett Fundamental Equity R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.71		9.18	9.72	–
Large Cap Growth	06-CJY	Lord Abbett Growth Leaders R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.66		32.03	15.37	–
Mid Cap Growth	06-CKC	Lord Abbett Growth Opportunities R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.71	*	8.11	7.63	–
High Yield Bond	06-CKF	Lord Abbett High Yield R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.70		7.61	3.30	–
Foreign Small/Mid Eqty	06-36F	Lord Abbett International Opp R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.01		4.26	5.07	–
Mid Cap Value	06-CKG	Lord Abbett Mid Cap Stock R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.76		8.32	8.99	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Small Cap Value	06-CKH	Lord Abbett Small Cap Value R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.98		7.76	6.01	–
Intermediate Term Bond	06-CKJ	Lord Abbett Total Return R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.45		2.88	1.08	–
Mid Cap Blend	06-CKK	Lord Abbett Value Opportunities R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.91		7.25	8.57	–
Balanced	06-222	Manning & Napier Pro-Blend Cnsrv Term S: Class S Investment Adviser: Manning & Napier Advisors, LLC	0.88		5.29	4.30	3.63
Balanced	06-223	Manning & Napier Pro-Blend Extnd Term S: Class S Investment Adviser: Manning & Napier Advisors, LLC	1.02		7.61	7.07	5.44
Balanced	06-224	Manning & Napier Pro-Blend Max Term S: Class S Investment Adviser: Manning & Napier Advisors, LLC	1.10	*	11.56	10.26	8.14
Balanced	06-226	Manning & Napier Pro-Blend Mod Term S: Class S Investment Adviser: Manning & Napier Advisors, LLC	1.07		6.56	5.74	4.29
Balanced	06-058	MFS Aggressive Growth Allocation R3: Class Retirement Investment Adviser: MFS Investment Management	1.02	*	8.48	9.59	8.45
Balanced	06-059	MFS Conservative Allocation R3: Class Retirement Investment Adviser: MFS Investment Management	0.84		5.92	5.25	4.71
Emerging Market Bond	06-014	MFS Emerging Markets Debt R3: Class Retirement Investment Adviser: MFS Investment Management	1.06	*	5.07	1.25	2.75
Balanced	06-060	MFS Growth Allocation R3: Class Retirement Investment Adviser: MFS Investment Management	0.96	*	8.05	8.43	7.41
Foreign Growth	06-773	MFS International Intrinsic Value R3: Class Retirement*** Investment Adviser: MFS Investment Management	1.03	*	7.94	7.35	7.22
Foreign Small/Mid Eqty	06-360	MFS International New Discovery A: Class A*** Investment Adviser: MFS Investment Management	1.31	*	2.22	3.29	4.39
Large Cap Growth	06-386	MFS Massachusetts Inv Gr Stk R3: Class Retirement Investment Adviser: MFS Investment Management	0.71		18.11	15.16	13.26
Mid Cap Growth	06-365	MFS Mid Cap Growth A: Class A Investment Adviser: MFS Investment Management	1.04	*	14.15	11.06	11.00
Mid Cap Value	06-891	MFS Mid Cap Value R3: Class Retirement Investment Adviser: MFS Investment Management	0.99	*	3.03	10.12	8.58

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Balanced	06-061	MFS Moderate Allocation R3: Class Retirement Investment Adviser: MFS Investment Management	0.90		6.77	6.85	6.08
Small Cap Growth	06-299	MFS New Discovery R3: Class Retirement Investment Adviser: MFS Investment Management	1.29	*	1.58	7.91	7.59
Specialty	06-CMH	MFS Technology R3: Class Retirement Investment Adviser: MFS Investment Management	1.14	*	47.21	16.09	15.99
Specialty	06-388	MFS Utilities R3: Class Retirement Investment Adviser: MFS Investment Management	1.00	*	(6.87)	5.85	5.71
Large Cap Value	06-375	MFS Value A: Class A Investment Adviser: MFS Investment Management	0.79	*	5.42	9.69	8.96
Mid Cap Blend	06-399	Monteagle Opportunity Equity Instl: Class Inst Investment Adviser: Henssler Asset Management, LLC Investment Subadviser: Gw Henssler & Associates Ltd	1.20		4.96	10.62	8.85
Diversified Emerging Markets	06-015	Neuberger Berman Emerg Mkts Eq A: Class A Investment Adviser: Neuberger Berman	1.52	*	(4.84)	(1.47)	1.64
World Stock	06-880	Neuberger Berman Focus Adv: Class Adv Investment Adviser: Neuberger Berman	1.35		17.25	8.45	7.91
Large Cap Value	06-900	Neuberger Berman Large Cap Value Adv: Class Adv Investment Adviser: Neuberger Berman	1.10		(4.62)	10.20	9.43
Mid Cap Value	06-GJK	Neuberger Berman M/C Intrinsic Val A: Class A Investment Adviser: Neuberger Berman	1.21	*	1.60	5.00	6.17
Small Cap Growth	06-868	Neuberger Berman Small Cap Growth A: Class A Investment Adviser: Neuberger Berman	1.27	*	5.72	8.18	9.14
Large Cap Blend	06-CNY	Neuberger Berman Sustainable Equity A: Class A Investment Adviser: Neuberger Berman	1.06		23.05	12.53	10.66
Balanced	06-832	North Square Multi Strategy I: Class Inst Investment Adviser: Oak Ridge Investments, LLC Investment Subadviser: NSI Retail Advisors, LLC	1.28		10.54	10.44	9.51
Small Cap Value	06-492	Northern Small Cap Value: Class No Load Investment Adviser: Northern Trust Asset Management	1.00	*	3.59	6.43	6.58
Large Cap Value	06-892	Nuveen Dividend Value A: Class A Investment Adviser: Nuveen Asset Management, LLC Investment Subadviser: Nuveen Asset Management, LLC	0.96	*	4.54	7.72	7.71

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mid Cap Growth	06-237	Nuveen Mid Cap Growth Opps A: Class A Investment Adviser: Nuveen Asset Management, LLC Investment Subadviser: Nuveen Asset Management, LLC	1.17	*	12.66	8.44	7.87
Mid Cap Value	06-234	Nuveen Mid Cap Value A: Class A Investment Adviser: Nuveen Asset Management, LLC Investment Subadviser: Nuveen Asset Management, LLC	1.16	*	4.82	9.87	8.79
Specialty	06-324	Nuveen Real Estate Securities A: Class A Investment Adviser: Nuveen Asset Management, LLC Investment Subadviser: Nuveen Asset Management, LLC	1.22	*	(3.11)	3.52	6.15
Small Cap Blend	06-239	Nuveen Small Cap Select A: Class A Investment Adviser: Nuveen Asset Management, LLC Investment Subadviser: Nuveen Asset Management, LLC	1.24	*	6.40	9.35	8.38
Small Cap Value	06-242	Nuveen Small Cap Value A: Class A Investment Adviser: Nuveen Asset Management, LLC Investment Subadviser: Nuveen Asset Management, LLC	1.20	*	(0.18)	4.99	5.87
Large Cap Blend	06-497	Parnassus Core Equity Investor: Class Inv Investment Adviser: Parnassus Investments, LLC	0.82	*	20.44	14.45	12.24
Mid Cap Growth	06-496	Parnassus Mid Cap Growth Investor: Class No Load Investment Adviser: Parnassus Investments, LLC	0.80		18.64	8.23	8.59
Mid Cap Blend	06-498	Parnassus Mid-Cap: Class No Load Investment Adviser: Parnassus Investments, LLC	0.96	*	5.22	7.09	8.09
Emerging Market Bond	06-501	Payden Emerging Markets Bond: Class Inv Investment Adviser: Payden & Rygel	0.73		7.12	0.97	3.11
Multisector Bond	06-467	Payden Managed Income Adviser: Class Adv Investment Adviser: Payden & Rygel	1.20	*	4.32	2.47	2.03
Specialty	06-3FP	PGIM Global Real Estate R4: Class Retirement Investment Adviser: PGIM, Inc Investment Subadviser: PGIM Real Estate;PGIM Real Estate (UK) Limited;	1.05	*	(2.44)	1.40	–
Specialty	06-526	PGIM Global Real Estate Z: Class Inst*** Investment Adviser: PGIM, Inc Investment Subadviser: PGIM Real Estate;PGIM Real Estate (UK) Limited;	0.93		(2.34)	1.53	4.05
World Bond	06-6CF	PGIM Global Total Return R4: Class Retirement Investment Adviser: PGIM Fixed Income Investment Subadviser: PGIM Fixed Income	0.84	*	4.14	(0.98)	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
High Yield Bond	06-3FJ	PGIM High Yield R4: Class Retirement Investment Adviser: PGIM Fixed Income Investment Subadviser: PGIM Fixed Income;PGIM Limited;	0.66	*	8.21	4.14	–
High Yield Bond	06-532	PGIM High Yield Z: Class Inst*** Investment Adviser: PGIM Fixed Income Investment Subadviser: PGIM Fixed Income;PGIM Limited;	0.51		8.37	4.33	4.64
Specialty	06-457	PGIM Jennison Financial Services Z: Class Inst*** Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	1.09		13.95	11.58	6.54
Large Cap Growth	06-063	PGIM Jennison Focused Growth Z: Class Inst*** Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	0.75	*	43.71	15.05	14.02
Specialty	06-459	PGIM Jennison Health Sciences Z: Class Inst*** Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	0.86		17.20	11.07	10.42
Mid Cap Growth	06-3FG	PGIM Jennison Mid-Cap Growth R4: Class Retirement Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	0.83	*	12.67	12.60	–
Mid Cap Growth	06-462	PGIM Jennison Mid-Cap Growth Z: Class Inst*** Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	0.73		12.84	12.73	9.95
Specialty	06-454	PGIM Jennison Natural Resources Z: Class Inst*** Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	0.91		(11.94)	11.31	1.61
Small Cap Growth	06-3FW	PGIM Jennison Small Company R4: Class Retirement Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	0.93	*	0.61	11.06	–
Small Cap Growth	06-593	PGIM Jennison Small Company Z: Class Inst*** Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	0.81		0.72	11.20	9.14
Mid Cap Value	06-3FV	PGIM Quant Solutions Mid-Cap Val R4: Class Retirement Investment Adviser: PGIM Quantitative Solutions LLC Investment Subadviser: PGIM Quantitative Solutions LLC	0.98	*	(1.98)	5.78	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mid Cap Value	06-064	PGIM Quant Solutions Mid-Cap Val Z: Class Inst*** Investment Adviser: PGIM Quantitative Solutions LLC Investment Subadviser: PGIM Quantitative Solutions LLC	0.89	*	(1.83)	5.92	6.18
Intermediate Term Bond	06-3FM	PGIM Total Return Bond R4: Class Retirement Investment Adviser: PGIM Fixed Income Investment Subadviser: PGIM Limited	0.64	*	3.83	1.20	–
Intermediate Term Bond	06-537	PGIM Total Return Bond Z: Class Inst*** Investment Adviser: PGIM Fixed Income Investment Subadviser: PGIM Limited	0.49	*	3.98	1.35	2.46
Balanced	06-706	PIMCO All Asset Admin: Class Other Investment Adviser: Pacific Investment Management Company, LLC Investment Subadviser: Research Affiliates LLC	1.65	*	2.54	4.97	4.16
Specialty	06-018	PIMCO Commodity Real Ret Strat Admin: Class Other Investment Adviser: Pacific Investment Management Company, LLC	1.24	*	(7.04)	7.25	(0.86)
High Yield Bond	06-760	PIMCO High Yield Admin: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.82		8.49	3.63	3.89
Multisector Bond	06-768	PIMCO Income Adm: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.87		6.08	2.93	4.10
Intermediate Term Bond	06-CNN	PIMCO Investment Grade Credit Bond Adm: Class Other Investment Adviser: Pacific Investment Management Company, LLC	1.29		3.83	1.46	2.81
Specialty	06-33M	PIMCO Long Duration Total Return A: Class A Investment Adviser: Pacific Investment Management Company, LLC	2.13		(1.00)	0.36	–
Specialty	06-33N	PIMCO Long-Term US Government A: Class A Investment Adviser: Pacific Investment Management Company, LLC	1.40		(5.15)	(2.01)	1.04
Inflation-Protec Bond	06-707	PIMCO Real Return Admin: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.92		2.16	2.76	1.95
Mgd Asset Allocation	06-3Y3	PIMCO RealPath Blend 2025 Administrative: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.72		5.20	5.77	–
Mgd Asset Allocation	06-3Y4	PIMCO RealPath Blend 2030 Administrative: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.64		6.31	6.40	–
Mgd Asset Allocation	06-3Y6	PIMCO RealPath Blend 2035 Administrative: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.57		8.07	7.35	–
Mgd Asset Allocation	06-3Y7	PIMCO RealPath Blend 2040 Administrative: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.51		9.08	7.99	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mgd Asset Allocation	06-3Y9	PIMCO RealPath Blend 2045 Administrative: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.45		9.89	8.46	–
Mgd Asset Allocation	06-3YC	PIMCO RealPath Blend 2050 Administrative: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.41		10.49	8.75	–
Mgd Asset Allocation	06-3YF	PIMCO RealPath Blend 2055 Administrative: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.40		10.70	8.80	–
Mgd Asset Allocation	06-6FG	PIMCO RealPath Blend 2060 Admin: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.40		11.13	–	–
Mgd Asset Allocation	06-3YG	PIMCO RealPath Blend Income Admin: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.76		4.75	4.93	–
Intermediate Term Bond	06-291	PIMCO Total Return Admin: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.74		2.72	0.86	1.56
Intermediate Term Bond	06-823	Pioneer Bond Y: Class Inst Investment Adviser: Amundi US	0.47		3.18	1.65	2.26
High Yield Bond	06-021	Pioneer Corporate High Yield Fund Y: Class Inst Investment Adviser: Amundi US	0.61	*	7.55	4.00	–
Large Cap Value	06-828	Pioneer Equity Income Y: Class Inst Investment Adviser: Amundi US	0.78		2.69	7.63	8.65
Large Cap Blend	06-590	Pioneer Fund VCT I: Class Inst Investment Adviser: Amundi US	0.76		21.72	15.86	12.84
Large Cap Growth	06-626	Pioneer Fundamental Growth Y: Class Inst Investment Adviser: Amundi US	0.76		29.14	16.76	14.09
World Stock	06-GGJ	Pioneer Global Sustainable Equity Y: Class Inst Investment Adviser: Amundi US	0.75	*	9.12	12.67	9.41
High Yield Bond	06-829	Pioneer High Yield Y: Class Inst Investment Adviser: Amundi	0.85	*	6.69	3.56	3.52
Mid Cap Value	06-831	Pioneer Mid Cap Value Y: Class Inst Investment Adviser: Amundi US	0.89		0.73	9.63	7.48
Mid Cap Growth	06-591	Pioneer Select Mid Cap Growth VCT I: Class No Load Investment Adviser: Amundi	0.87		12.25	8.06	8.96
Multisector Bond	06-CGG	Pioneer Strategic Income Y: Class Inst Investment Adviser: Amundi US	0.70	*	4.64	2.61	2.93
Intermediate Term Bond	06-897	Putnam Diversified Income Y: Class Inst Investment Adviser: Putnam Investment Subadviser: Putnam Investments Limited	0.79		4.36	0.72	1.71

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Balanced	06-GNP	Putnam Dynamic Asset Allocation Bal Y: Class Inst Investment Adviser: Putnam Investment Subadviser: Putnam Advisory Company, LLC;Putnam Investments Limited;	0.71		13.72	7.44	6.94
Balanced	06-GNV	Putnam Dynamic Asset Allocation Cnsrv Y: Class Inst Investment Adviser: Putnam Investment Subadviser: Putnam Advisory Company, LLC;Putnam Investments Limited;	0.78		8.29	3.94	4.22
Balanced	06-GNY	Putnam Dynamic Asset Allocation Gr Y: Class Inst Investment Adviser: Putnam Investment Subadviser: Putnam Investments Limited;Putnam Advisory Company LLC;	0.80		16.07	9.03	8.15
Large Cap Growth	06-899	Putnam Large Cap Growth Y: Class Inst Investment Adviser: Putnam Investment Subadviser: Putnam Investments Limited	0.65		38.94	17.43	15.18
Large Cap Value	06-FCF	Putnam Large Cap Value Y: Class Inst Investment Adviser: Putnam Investment Subadviser: Putnam Investments Limited	0.64		11.79	13.14	10.87
Diversified Emerging Markets	06-747	Russell Inv Emerging Markets S: Class S Investment Adviser: Russell Investment Management, LLC Investment Subadviser: Axiom Investors, LLC;Numeric Investors LLC; Barrow Hanley Mewhinney & Strauss LLC;Sands Capital Management, LLC;Pzena Investment Management, LLC;Consilium Investment Management LLC;Oaktree Fund Advisors, LLC;	1.19	*	(4.99)	(0.55)	1.64
Large Cap Value	06-742	Russell Inv Equity Income S: Class S Investment Adviser: Russell Investment Management, LLC Investment Subadviser: Barrow Hanley Mewhinney & Strauss LLC; Brandywine Global Investment Mgmt, LLC;	0.83	*	7.19	11.05	10.39
World Stock	06-736	Russell Inv Global Equity S: Class S Investment Adviser: Russell Investment Management, LLC Investment Subadviser: Wellington Management Company LLP; Sanders Capital, LLC;Intermede Global Partners Inc;	0.99	*	14.67	10.87	8.97

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Specialty	06-489	Russell Inv Global Infrastructure S: Class S Investment Adviser: Russell Investment Management, LLC Investment Subadviser: Cohen & Steers Asia Limited;Cohen & Steers UK Limited;Cohen & Steers Capital Management, Inc.;Nuveen Asset Management, LLC;First Sentier Investors (Australia) Im Ltd;	1.03	*	(1.95)	4.91	5.28
Specialty	06-739	Russell Inv Global Real Estate Secs S: Class S Investment Adviser: Russell Investment Management, LLC Investment Subadviser: DWS Investments Australia Limited;Cohen & Steers Asia Limited;Cohen & Steers UK Limited;RREEF America L.L.C.; Cohen & Steers Capital Management, Inc.;DWS Alternatives Global Limited;	1.09	*	(3.38)	0.23	3.38
Foreign Blend	06-737	Russell Inv International Devd Mkts S: Class S Investment Adviser: Russell Investment Management, LLC Investment Subadviser: Wellington Management Company LLP;Pzena Investment Management, LLC;Intermede Global Partners Inc;	0.93	*	5.25	5.87	4.22
Intermediate Term Bond	06-738	Russell Inv Investment Grade Bond S: Class S Investment Adviser: Russell Investment Management, LLC Investment Subadviser: Schroder Investment Management North America Inc.;MetLife Investment Management, LLC;	0.48	*	1.68	0.70	1.46
Balanced	06-659	Russell Inv LifePoints Balanced Strat R1: Class Retirement Investment Adviser: Russell Investment Management, LLC	0.86	*	7.91	4.58	4.48
Balanced	06-661	Russell Inv Lifepoints Cnsrv Strat R1: Class Retirement Investment Adviser: Russell Investment Management, LLC	0.65	*	3.58	1.82	2.36
Balanced	06-662	Russell Inv LifePoints Equity Gr StratR1: Class Retirement Investment Adviser: Russell Investment Management, LLC	0.89	*	11.09	6.96	6.09
Balanced	06-663	Russell Inv LifePoints Growth Strat R1: Class Retirement Investment Adviser: Russell Investment Management, LLC	0.91	*	10.21	6.41	5.62
Balanced	06-664	Russell Inv Lifepoints Moderate Strat R1: Class Retirement Investment Adviser: Russell Investment Management, LLC	0.75	*	5.82	2.70	3.28
Multisector Bond	06-488	Russell Inv Opportunistic Credit S: Class S Investment Adviser: Russell Investment Management, LLC Investment Subadviser: Voya Investment Management Co. LLC; Marathon Asset Management LP;Barings LLC;Baring International Investment Ltd;	0.77	*	8.09	2.46	3.16

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Intermediate Term Bond	06-741	Russell Inv Strategic Bond S: Class S Investment Adviser: Russell Investment Management, LLC Investment Subadviser: RBC Global Asset Management (UK) Limited; Western Asset Management Company, LLC;Schroder Investment Management North America Inc.;Western Asset Management Company Limited;	0.58	*	0.84	0.69	1.54
Large Cap Blend	06-744	Russell Inv Sustainable Equity S: Class S Investment Adviser: Russell Investment Management, LLC Investment Subadviser: Mar Vista Investment Partners, LLC;Coho Partners Ltd;Jacobs Levy Equity Management, Inc.;Sustainable Growth Advisers, LP;	1.00	*	14.21	12.32	11.20
Small Cap Blend	06-749	Russell Inv US Small Cap Equity S: Class S Investment Adviser: Russell Investment Management, LLC Investment Subadviser: Ancora Advisors LLC;BAMCO Inc;Calamos Advisors LLC;DePrince Race & Zollo Inc;Jacobs Levy Equity Management, Inc.;Penn Capital Management Company LLC;Boston Partners Global Investors, Inc;Copeland Capital Management, LLC;Ranger International Management, L.P.;	1.05	*	1.63	7.85	7.17
Large Cap Blend	06-225	State Street Equity 500 Index Adm: Class Other Investment Adviser: State Street Global Advisors	0.17	*	20.61	14.04	12.35
World Stock	06-029	Steward Global Equity Income Fund A: Class Other Investment Adviser: Crossmark Global Investments, Inc.	1.26		7.02	8.59	8.72
Large Cap Blend	06-030	Steward Values Enhanced Lg Cap Index A: Class Other Investment Adviser: Crossmark Global Investments, Inc.	0.84		19.09	12.24	10.58
Small Cap Blend	06-031	Steward Values Enhanced SmMidCapIndex A: Class Other Investment Adviser: Crossmark Global Investments, Inc.	0.83		3.23	7.90	7.66
Large Cap Growth	06-720	T. Rowe Price Blue Chip Growth R: Class Retirement Investment Adviser: T. Rowe Price	1.23		40.49	11.41	12.50
Large Cap Value	06-580	T. Rowe Price Equity Income Port: Class Inst Investment Adviser: T. Rowe Price	0.74	*	3.59	9.60	8.26
Europe Stock	06-755	T. Rowe Price European Stock: Class Inv Investment Adviser: T. Rowe Price Investment Subadviser: T. Rowe Price International Ltd	1.03		7.62	7.29	3.74

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
World Allocation	06-47X	T. Rowe Price Global Allocation Advisor: Class Adv Investment Adviser: T. Rowe Price Investment Subadviser: T. Rowe Price Hong Kong Limited;T. Rowe Price Singapore Private Ltd;T. Rowe Price Japan, Inc;T. Rowe Price International Ltd;T. Rowe Price Australia Limited;	1.23	*	8.22	6.22	5.71
Large Cap Growth	06-308	T. Rowe Price Growth Stock Adv: Class Adv Investment Adviser: T. Rowe Price	0.93		35.99	11.37	11.95
Foreign Growth	06-715	T. Rowe Price International Stock R: Class Retirement Investment Adviser: T. Rowe Price	1.40	*	4.78	5.11	4.71
Foreign Value	06-309	T. Rowe Price International Value Eq Adv: Class Adv Investment Adviser: T. Rowe Price Investment Subadviser: T. Rowe Price International Ltd	1.08		7.62	6.51	3.17
Mid Cap Growth	06-790	T. Rowe Price Mid-Cap Growth R: Class Retirement Investment Adviser: T. Rowe Price Investment Subadviser: T. Rowe Price Investment Management,Inc.	1.29		10.43	9.12	10.06
Mid Cap Value	06-311	T. Rowe Price Mid-Cap Value Adv: Class Adv Investment Adviser: T. Rowe Price	1.07		7.57	11.31	9.51
Mgd Asset Allocation	06-573	T. Rowe Price Retirement 2005 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.74		7.04	4.91	4.58
Mgd Asset Allocation	06-574	T. Rowe Price Retirement 2010 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.74		7.36	5.30	4.97
Mgd Asset Allocation	06-774	T. Rowe Price Retirement 2015 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.75		7.70	5.75	5.45
Mgd Asset Allocation	06-777	T. Rowe Price Retirement 2020 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.78		7.95	6.23	5.98
Mgd Asset Allocation	06-779	T. Rowe Price Retirement 2025 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.79		8.57	6.86	6.55
Mgd Asset Allocation	06-782	T. Rowe Price Retirement 2030 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.82		9.53	7.52	7.10
Mgd Asset Allocation	06-784	T. Rowe Price Retirement 2035 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.84		10.72	8.20	7.57
Mgd Asset Allocation	06-787	T. Rowe Price Retirement 2040 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.85		11.68	8.77	7.98
Mgd Asset Allocation	06-791	T. Rowe Price Retirement 2045 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.87		12.35	9.19	8.22

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mgd Asset Allocation	06-793	T. Rowe Price Retirement 2050 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.88		12.53	9.26	8.26
Mgd Asset Allocation	06-796	T. Rowe Price Retirement 2055 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.89		12.63	9.24	8.23
Mgd Asset Allocation	06-CMP	T. Rowe Price Retirement 2060 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.89		12.55	9.24	–
Mgd Asset Allocation	06-63R	T. Rowe Price Retirement 2065 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.89		12.57	–	–
Balanced	06-798	T. Rowe Price Retirement Balanced Adv: Class Adv Investment Adviser: T. Rowe Price	0.74		6.72	5.06	4.54
Foreign Value	06-CNG	Templeton Foreign Adv: Class Adv Investment Adviser: Franklin Templeton Invts	0.85	*	2.10	3.99	2.39
World Bond	06-CNH	Templeton Global Bond Adv: Class Adv Investment Adviser: Franklin Templeton Investments	0.72	*	(3.03)	(3.36)	(0.39)
World Stock	06-CNJ	Templeton Growth Adv: Class Adv Investment Adviser: Franklin Templeton Investments	0.79		9.74	4.66	3.68
World Bond	06-CHN	Templeton International Bond A: Class A Investment Adviser: Franklin Templeton Investments	1.09	*	(2.76)	(3.83)	(1.31)
Foreign Blend	06-316	Thornburg International Equity R5: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.90	*	6.65	8.63	5.68
World Allocation	06-986	Thornburg Investment Income Builder R5: Class Retirement Investment Adviser: Thornburg Investment Management Inc	1.03	*	11.62	7.99	6.51
Short Term Bond	06-953	Thornburg Limited Term Income R5: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.49	*	4.70	2.23	2.21
Short Term Gov Bond	06-104	Thornburg Limited Term US Government R3: Class Retirement** Investment Adviser: Thornburg Investment Management Inc	0.99	*	2.05	0.05	0.46
Mid Cap Blend	06-109	Thornburg Small/Mid Cap Core R3: Class Retirement Investment Adviser: Thornburg Investment Management Inc	1.31	*	3.37	6.09	7.57
Mid Cap Growth	06-314	Thornburg Small/Mid Cap Growth R5: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.95	*	11.34	4.85	5.85
Intermediate Term Bond	06-434	TIAA-CREF Bond Index Retirement: Class Retirement Investment Adviser: TIAA-CREF	0.32		1.95	0.49	1.27
Intermediate Term Bond	06-CNK	TIAA-CREF Core Impact Bond Retirement: Class Retirement Investment Adviser: TIAA-CREF	0.62		2.26	0.69	1.89

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Intermediate Term Bond	06-939	TIAA-CREF Core Plus Bond R: Class Retirement Investment Adviser: TIAA-CREF	0.55		3.12	1.24	2.07
Diversified Emerging Markets	06-020	TIAA-CREF Emerging Markets Eq Idx Retire: Class Retirement Investment Adviser: TIAA-CREF	0.44		(4.46)	0.28	2.39
Large Cap Blend	06-433	TIAA-CREF Growth & Income Retire: Class Retirement Investment Adviser: TIAA-CREF	0.66		27.05	13.88	11.76
Foreign Blend	06-428	TIAA-CREF International Eq Idx Retire: Class Retirement Investment Adviser: TIAA-CREF	0.30		8.18	6.53	4.59
Foreign Growth	06-6J9	TIAA-CREF International Opps Retl: Class Adv Investment Adviser: TIAA-CREF	0.99		1.64	6.02	4.72
Large Cap Growth	06-431	TIAA-CREF Large-Cap Gr Idx Retire: Class Retirement Investment Adviser: TIAA-CREF	0.30		34.61	17.68	15.12
Large Cap Growth	06-942	TIAA-CREF Large-Cap Growth R: Class Retirement Investment Adviser: TIAA-CREF	0.66		36.79	15.21	13.78
Large Cap Value	06-429	TIAA-CREF Large-Cap Value Idx Retire: Class Retirement Investment Adviser: TIAA-CREF	0.30		5.81	8.98	8.49
Large Cap Value	06-943	TIAA-CREF Large-Cap Value Retire: Class Retirement Investment Adviser: TIAA-CREF	0.66		10.42	10.68	8.26
Mgd Asset Allocation	06-032	TIAA-CREF Lifecycle Index 2010 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	6.57	4.95	4.80
Mgd Asset Allocation	06-033	TIAA-CREF Lifecycle Index 2015 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	6.99	5.36	5.19
Mgd Asset Allocation	06-034	TIAA-CREF Lifecycle Index 2020 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	7.52	5.80	5.63
Mgd Asset Allocation	06-035	TIAA-CREF Lifecycle Index 2025 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	8.20	6.46	6.21
Mgd Asset Allocation	06-036	TIAA-CREF Lifecycle Index 2030 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	9.01	7.15	6.81
Mgd Asset Allocation	06-037	TIAA-CREF Lifecycle Index 2035 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	10.07	7.93	7.43
Mgd Asset Allocation	06-038	TIAA-CREF Lifecycle Index 2040 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	11.23	8.76	8.04
Mgd Asset Allocation	06-039	TIAA-CREF Lifecycle Index 2045 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	12.03	9.43	8.45

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mgd Asset Allocation	06-040	TIAA-CREF Lifecycle Index 2050 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	12.35	9.60	8.58
Mgd Asset Allocation	06-041	TIAA-CREF Lifecycle Index 2055 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	12.54	9.70	8.67
Mgd Asset Allocation	06-CMV	TIAA-CREF Lifecycle Index 2060 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	12.62	9.82	–
Mgd Asset Allocation	06-4XT	TIAA-CREF Lifecycle Index 2065 Ret: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	12.90	–	–
Mgd Asset Allocation	06-042	TIAA-CREF Lifecycle Index Ret Inc Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	6.85	5.01	4.71
Balanced	06-4CX	TIAA-CREF Lifestyle Aggressive Gr Retail: Class Adv Investment Adviser: TIAA-CREF	0.92	*	14.85	9.97	8.45
Balanced	06-3XV	TIAA-CREF Lifestyle Growth Retail: Class Adv Investment Adviser: TIAA-CREF	0.86	*	12.47	8.32	7.26
Mid Cap Growth	06-944	TIAA-CREF Mid-Cap Growth Retire: Class Retirement Investment Adviser: TIAA-CREF	0.73		9.19	7.05	7.23
Large Cap Blend	06-432	TIAA-CREF Social Choice Eq Retire: Class Retirement Investment Adviser: TIAA-CREF	0.43		15.67	13.18	11.26
Multisector Bond	06-703	Touchstone Flexible Income A: Class A Investment Adviser: Bramshill Investments LLC Investment Subadviser: Bramshill Investments LLC	1.22	*	5.85	3.10	3.47
Large Cap Blend	06-624	Touchstone Focused Y: Class No Load Investment Adviser: Fort Washington Investment Advisors Inc Investment Subadviser: Fort Washington Investment Advisors Inc	0.89		17.93	13.87	10.90
Large Cap Growth	06-699	Touchstone Growth Opportunities A: Class A Investment Adviser: Westfield Capital Management Company, LP Investment Subadviser: Westfield Capital Management Company, LP	1.26	*	33.34	17.06	12.92
Mid Cap Growth	06-GPH	Touchstone Mid Cap Growth A: Class A Investment Adviser: Westfield Capital Management Company, LP Investment Subadviser: Westfield Capital Management Company, LP	1.26		14.03	11.60	10.74
Foreign Blend	06-701	Touchstone Non-US ESG Equity A: Class A Investment Adviser: Rockefeller & Co Investment Subadviser: Rockefeller & Co. LLC	1.18		11.14	7.53	7.57

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Cap Value	06-702	Touchstone Value A: Class A Investment Adviser: Barrow Hanley Mewhinney & Strauss LLC Investment Subadviser: Barrow Hanley Mewhinney & Strauss LLC	1.08	*	6.02	10.50	9.08
Small Cap Growth	06-119	Vanguard VIF Small Co Gr: Class N/A*** Investment Adviser: Vanguard Group Inc	0.29		4.92	7.19	7.92
Mid Cap Value	06-581	Victory Sycamore Established Value A: Class A*** Investment Adviser: Victory Capital Management Inc.	0.90		2.49	12.06	10.86
Small Cap Value	06-582	Victory Sycamore Small Company Opp A: Class A*** Investment Adviser: Victory Capital Management Inc.	1.25		(0.31)	8.69	9.11
Foreign Small/Mid Eqty	06-GFG	Victory Trivalent International Sm-Cp A: Class A Investment Adviser: Victory Capital Management Inc.	1.35	*	3.91	5.32	5.09
Large Cap Value	06-803	Virtus Ceredex Large-Cap Value Equity I: Class Inst Investment Adviser: Ceredex Value Advisors Investment Subadviser: Ceredex Value Advisors LLC	0.97	*	6.82	8.97	8.17
Mid Cap Value	06-806	Virtus Ceredex Mid-Cap Value Equity I: Class Inst Investment Adviser: Ceredex Value Advisors Investment Subadviser: Ceredex Value Advisors LLC	1.01		4.04	7.78	7.80
Small Cap Blend	06-808	Virtus Ceredex Small-Cap Value Eq I: Class Inst Investment Adviser: Ceredex Value Advisors Investment Subadviser: Ceredex Value Advisors LLC	1.15	*	2.49	6.42	6.72
Large Cap Value	06-202	Virtus NFJ Dividend Value Admin: Class Other Investment Adviser: NFJ Investment Group, LLC Investment Subadviser: NFJ Investment Group LLC – Dallas	0.95	*	7.69	8.19	7.18
Mid Cap Value	06-765	Virtus NFJ Mid-Cap Value Admin: Class Other Investment Adviser: NFJ Investment Group, LLC Investment Subadviser: NFJ Investment Group LLC – Dallas	0.90	*	(2.22)	7.54	7.93
Small Cap Value	06-231	Virtus NFJ Small-Cap Value Admin: Class Other Investment Adviser: NFJ Investment Group, LLC Investment Subadviser: NFJ Investment Group LLC – Dallas	1.07		5.38	5.87	4.67
Intermediate Term Bond	06-811	Virtus Seix Total Return Bond A: Class A Investment Adviser: Seix Investment Advisors Investment Subadviser: Virtus Fixed Income Advisers, LLC	0.70	*	0.92	0.81	1.37

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Small Cap Growth	06-6KM	Voya Small Cap Growth I: Class Inst Investment Adviser: Voya Investment Management Co. LLC (US) Investment Subadviser: Voya Investment Management Co. LLC	0.93	*	7.72	10.70	10.28
Intermediate Term Bond	06-713	Western Asset Core Plus Bond FI: Class Other Investment Adviser: Western Asset Management Company, LLC Investment Subadviser: Western Asset Management Company Pte Ltd. – Singapore;Western Asset Management Company, LLC;Western Asset Management Company Ltd. – Japan;Western Asset Management Company Limited;	0.82		0.80	(0.11)	1.72
Small Cap Blend	06-627	North Square Spectrum Alpha I: Class Inst Investment Adviser: Oak Ridge Investments, LLC Investment Subadviser: NSI Retail Advisors, LLC	2.01		10.92	7.97	6.50
Mgd Asset Allocation	06-6RW	PIMCO Realpath Blend 2065 Administrative: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.40	*	10.88	–	–
High Yield Bond	06-006	AB High Income R: Class Retirement*** Investment Adviser: AllianceBernstein LP.	1.62		9.16	3.06	3.23
Large Cap Growth	06-196	Alger Capital Appreciation Instl R: Class Retirement Investment Adviser: Fred Alger Management, LLC	1.67		37.12	13.55	12.43
Small Cap Growth	06-198	Alger Small Cap Growth Institutional R: Class Retirement Investment Adviser: Fred Alger Management, LLC	1.73		1.98	4.08	6.04
Large Cap Growth	06-697	American Century Disciplined Growth A: Class A Investment Adviser: American Century Investment Management Inc	1.25	*	35.77	14.55	12.17
Intermediate Term Bond	06-722	American Century Diversified Bond A: Class A Investment Adviser: American Century Investment Management Inc	0.85		1.35	0.49	1.14
Diversified Emerging Markets	06-204	American Century Emerging Markets A: Class A Investment Adviser: American Century Investment Management Inc	1.51		(5.58)	(0.49)	2.50
Large Cap Blend	06-175	American Century Equity Growth A: Class A Investment Adviser: American Century Investment Management Inc	0.91		19.82	10.79	9.68
Large Cap Value	06-285	American Century Equity Income A: Class A Investment Adviser: American Century Investment Management Inc	1.18		2.52	6.82	8.12
Mid Cap Growth	06-290	American Century Heritage A: Class A Investment Adviser: American Century Investment Management Inc	1.26		11.16	10.48	9.31
World Bond	06-421	American Century International Bond A: Class A Investment Adviser: American Century Investment Management Inc	1.05		(3.47)	(3.62)	(2.21)

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Foreign Growth	06-325	American Century International Gr A: Class A Investment Adviser: American Century Investment Management Inc	1.61		0.67	6.03	3.92
Foreign Small/Mid Eqty	06-3VH	American Century International Opps A: Class A Investment Adviser: American Century Investment Management Inc	1.78		(1.69)	3.49	3.75
Mid Cap Value	06-395	American Century Mid Cap Value A: Class A Investment Adviser: American Century Investment Management Inc	1.23		(0.55)	8.56	8.55
Mgd Asset Allocation	06-403	American Century One Choice 2025 A: Class A Investment Adviser: American Century Investment Management Inc	1.02	*	6.32	5.25	4.95
Mgd Asset Allocation	06-404	American Century One Choice 2030 A: Class A Investment Adviser: American Century Investment Management Inc	1.04	*	6.57	5.65	5.35
Mgd Asset Allocation	06-406	American Century One Choice 2035 A: Class A Investment Adviser: American Century Investment Management Inc	1.08	*	6.90	6.09	5.76
Mgd Asset Allocation	06-407	American Century One Choice 2040 A: Class A Investment Adviser: American Century Investment Management Inc	1.10	*	7.23	6.53	6.19
Mgd Asset Allocation	06-408	American Century One Choice 2045 A: Class A Investment Adviser: American Century Investment Management Inc	1.13	*	7.49	7.04	6.64
Mgd Asset Allocation	06-409	American Century One Choice 2050 A: Class A Investment Adviser: American Century Investment Management Inc	1.15	*	7.81	7.62	7.05
Mgd Asset Allocation	06-437	American Century One Choice 2055 A: Class A Investment Adviser: American Century Investment Management Inc	1.15	*	8.16	7.91	7.26
Mgd Asset Allocation	06-CKR	American Century One Choice 2060 A: Class A Investment Adviser: American Century Investment Management Inc	1.15	*	8.42	8.11	–
Mgd Asset Allocation	06-63T	American Century One Choice 2065 A: Class A Investment Adviser: American Century Investment Management Inc	1.17	*	8.57	–	–
Mgd Asset Allocation	06-426	American Century One Choice In Ret A: Class A Investment Adviser: American Century Investment Management Inc	1.00	*	6.25	4.95	4.49
Specialty	06-380	American Century Real Estate A: Class A Investment Adviser: American Century Investment Management Inc	1.40		(3.38)	3.72	6.01
Large Cap Growth	06-240	American Century Select A: Class A Investment Adviser: American Century Investment Management Inc	1.19	*	29.77	15.77	13.82
Small Cap Value	06-390	American Century Small Cap Value A: Class A*** Investment Adviser: American Century Investment Management Inc	1.34		(0.28)	10.18	8.41

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Balanced	06-400	American Century Strat Allc: Agrsv A: Class A Investment Adviser: American Century Investment Management Inc	1.05	*	8.13	8.68	7.39
Balanced	06-405	American Century Strat Allc: Cnsrv A: Class A Investment Adviser: American Century Investment Management Inc	1.08	*	5.47	5.50	4.68
Balanced	06-415	American Century Strat Allc: Mod A: Class A Investment Adviser: American Century Investment Management Inc	1.09	*	6.83	7.17	6.15
Large Cap Growth	06-430	American Century Ultra® A: Class A Investment Adviser: American Century Investment Management Inc	1.16	*	33.04	17.00	14.88
Large Cap Value	06-698	American Century Value A: Class A Investment Adviser: American Century Investment Management Inc	1.25	*	2.88	9.49	8.33
Mgd Asset Allocation	06-957	American Funds 2010 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.94		4.97	4.76	4.54
Mgd Asset Allocation	06-959	American Funds 2015 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.95		5.62	5.15	4.88
Mgd Asset Allocation	06-971	American Funds 2020 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.96		6.17	5.45	5.30
Mgd Asset Allocation	06-973	American Funds 2025 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.97		7.24	6.28	6.01
Mgd Asset Allocation	06-976	American Funds 2030 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.98		8.98	7.18	6.87
Mgd Asset Allocation	06-978	American Funds 2035 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.00		10.64	8.42	7.76
Mgd Asset Allocation	06-981	American Funds 2040 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.02		12.34	9.12	8.21
Mgd Asset Allocation	06-983	American Funds 2045 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.02		12.78	9.27	8.35
Mgd Asset Allocation	06-996	American Funds 2050 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.03		13.25	9.31	8.39
Mgd Asset Allocation	06-998	American Funds 2055 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.03		13.64	9.24	8.36
Mgd Asset Allocation	06-CGC	American Funds 2060 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.04		13.69	9.20	–
Mgd Asset Allocation	06-4PY	American Funds 2065 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.04		13.75	–	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Cap Growth	06-182	American Funds AMCAP R3: Class Retirement Investment Adviser: Capital Group	0.99		21.78	10.33	10.02
Balanced	06-447	American Funds American Balanced R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.90		10.01	7.70	7.51
High Yield Bond	06-184	American Funds American High-Inc R3: Class Retirement Investment Adviser: Capital Group	0.97	*	8.82	4.57	3.79
World Stock	06-183	American Funds Capital World Gr&Inc R3: Class Retirement Investment Adviser: Capital Group	1.06		13.32	8.89	7.30
Foreign Growth	06-181	American Funds Europacific Growth R3: Class Retirement Investment Adviser: Capital Group	1.12		5.61	5.64	4.64
Large Cap Blend	06-213	American Funds Fundamental Invs R3: Class Retirement Investment Adviser: Capital Group	0.93		19.00	11.67	10.83
Large Cap Growth	06-179	American Funds Growth Fund of Amer R3: Class Retirement Investment Adviser: Capital Group	0.94		26.74	12.88	11.90
Short Term Bond	06-186	American Funds Interm Bd Fd of Amer R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.89	*	2.72	1.13	0.97
World Stock	06-502	American Funds New Perspective R3: Class Retirement Investment Adviser: Capital Group	1.07		15.10	11.46	9.87
Diversified Emerging Markets	06-691	American Funds New World R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.22		5.92	6.27	5.17
World Stock	06-333	American Funds SMALLCAP World R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.31		4.63	7.67	7.16
Large Cap Blend	06-449	American Funds Washington Mutual R3: Class Retirement Investment Adviser: Capital Group	0.92		14.77	11.80	10.70
World Allocation	06-527	BlackRock Global Allocation R: Class Retirement Investment Adviser: BlackRock Investment Management, LLC Investment Subadviser: BlackRock (Singapore) Limited	1.46	*	6.29	5.83	4.37
Specialty	06-CGN	BlackRock Health Sciences Opps R: Class Retirement Investment Adviser: BlackRock Inc	1.46		7.71	9.26	11.07
High Yield Bond	06-CHR	BlackRock High Yield Bond R: Class Retirement Investment Adviser: BlackRock Inc Investment Subadviser: BlackRock International Limited	1.17	*	8.87	4.13	3.87
Mid Cap Growth	06-GHJ	BlackRock Mid-Cap Growth Equity R: Class Retirement Investment Adviser: BlackRock Inc	1.30	*	14.28	9.76	11.00

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Intermediate Term Bond	06-901	BlackRock Total Return R: Class Retirement Investment Adviser: BlackRock Inc Investment Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	1.04	*	1.46	0.67	1.51
World Bond	06-714	BrandywineGLOBAL Global Opp Bond R: Class Retirement Investment Adviser: Brandywine Global Investment Mgmt, LLC Investment Subadviser: Brandywine Global Investment Mgmt, LLC	1.25	*	(1.21)	(0.88)	0.52
Large Cap Blend	06-716	ClearBridge Aggressive Growth R: Class Retirement Investment Adviser: ClearBridge Investments, LLC. Investment Subadviser: ClearBridge Investments, LLC	1.42		14.71	5.92	5.81
Large Cap Blend	06-717	ClearBridge Appreciation R: Class Retirement Investment Adviser: ClearBridge Investments, LLC. Investment Subadviser: ClearBridge Investments, LLC	1.26		18.70	12.94	11.02
Large Cap Growth	06-GJX	ClearBridge Large Cap Growth R: Class Retirement Investment Adviser: ClearBridge Investments, LLC. Investment Subadviser: ClearBridge Investments, LLC	1.34		36.79	13.79	13.25
Foreign Small/Mid Eqty	06-693	Columbia Acorn International A: Class A Investment Adviser: Columbia Threadneedle Investments	1.23	*	3.27	3.09	2.89
Large Cap Blend	06-902	Columbia Contrarian Core A: Class A Investment Adviser: Columbia Threadneedle Investments	0.97	*	25.40	15.02	12.13
Large Cap Value	06-903	Columbia Dividend Income A: Class A Investment Adviser: Columbia Threadneedle Investments North America	0.90		9.80	11.57	10.83
Foreign Value	06-FTM	Columbia Overseas Value A: Class A Investment Adviser: Columbia Threadneedle Investments North America	1.16	*	6.24	5.83	4.51
Intermediate Term Bond	06-914	Columbia Quality Income A: Class A Investment Adviser: Columbia Threadneedle Investments	0.88	*	0.51	(0.76)	0.88
World Stock	06-4NK	Columbia Select Global Equity A: Class A Investment Adviser: Columbia Threadneedle Investments	1.25		19.13	12.46	10.24
Large Cap Value	06-912	Columbia Select Large Cap Value A: Class A Investment Adviser: Columbia Threadneedle Investments	0.80	*	0.42	10.02	9.15
Mid Cap Value	06-911	Columbia Select Mid Cap Value A: Class A Investment Adviser: Columbia Threadneedle Investments	1.13	*	1.79	10.49	8.28
Small Cap Value	06-913	Columbia Select Small Cap Value A: Class A Investment Adviser: Columbia Threadneedle Investments	1.26	*	(0.78)	7.07	6.16

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Specialty	06-441	Columbia Seligman Tech & Info A: Class A Investment Adviser: Columbia Threadneedle Investments North America	1.20		29.47	22.31	19.75
Specialty	06-CGP	Delaware Climate Solutions R: Class Retirement Investment Adviser: Ivy Investment Management Company Investment Subadviser: Macquarie Investment Management Global Limited	1.49	*	(13.66)	(0.18)	(4.75)
World Allocation	06-007	Delaware Ivy Asset Strategy Fund Cl R: Class Retirement Investment Adviser: Waddell & Reed Investment Management Co Investment Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.48		9.72	8.21	3.77
Balanced	06-009	Delaware Ivy Balanced Fund Class R: Class Retirement Investment Adviser: Waddell & Reed Investment Management Co Investment Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.30	*	11.32	8.33	6.53
High Yield Bond	06-011	Delaware Ivy High Income Fund Class R: Class Retirement Investment Adviser: Ivy Investment Management Company Investment Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.22	*	7.26	3.31	3.27
Specialty	06-CGT	Delaware Ivy Science and Technology R: Class Retirement Investment Adviser: Macquarie Asset Management Investment Subadviser: Macquarie Investment Management Global Limited	1.58		31.68	15.53	11.40
Small Cap Blend	06-FPP	Delaware Ivy Smid Cap Core Fund Class R: Class Retirement Investment Adviser: Ivy Investment Management Company Investment Subadviser: Macquarie Investment Management Global Limited	1.39	*	4.82	7.20	7.51
Large Cap Value	06-FNF	DWS CROCI US A: Class A Investment Adviser: DWS Americas	1.00		12.23	6.07	–
Diversified Emerging Markets	06-3VN	DWS Emerging Markets Equity A: Class A Investment Adviser: DWS Americas Investment Subadviser: DWS International GmbH	1.18	*	(7.16)	(1.73)	2.03

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Specialty	06-916	DWS Enhanced Commodity Strategy A: Class A Investment Adviser: DWS Americas	1.14	*	(7.76)	5.20	0.28
Large Cap Blend	06-622	DWS ESG Core Equity A: Class A Investment Adviser: DWS Americas	0.80	*	19.15	14.14	9.62
Int Government Bond	06-FPY	DWS GNMA A: Class A Investment Adviser: DWS Americas	0.83		0.77	(0.33)	0.55
Specialty	06-917	DWS RREEF Global Infrastructure A: Class A Investment Adviser: DWS Americas Investment Subadviser: RREEF America L.L.C.	1.29	*	(5.72)	4.77	4.21
World Allocation	06-621	DWS RREEF Real Assets A: Class A Investment Adviser: DWS Americas Investment Subadviser: RREEF America L.L.C.	1.21	*	(4.94)	5.17	3.88
Specialty	06-613	DWS RREEF Real Estate Securities A: Class A Investment Adviser: DWS Americas Investment Subadviser: RREEF America L.L.C.	0.99		(2.27)	3.89	6.63
Small Cap Blend	06-GGK	DWS Small Cap Core A: Class A Investment Adviser: DWS Americas	1.19		5.38	10.73	8.90
Foreign Blend	06-CHH	Federated Hermes International Equity A: Class A Investment Adviser: Federated Hermes, Inc. Investment Subadviser: Polaris Capital Management, LLC	1.19	*	5.03	5.48	4.80
Foreign Blend	06-065	Federated Hermes International Leaders A: Class A Investment Adviser: Federated Hermes, Inc.	1.09	*	4.49	8.35	4.35
Large Cap Growth	06-066	Federated Hermes Kaufmann Large Cap A: Class A Investment Adviser: Federated Hermes, Inc. Investment Subadviser: Federated Global Investment Management Corp	1.09	*	28.02	11.80	11.17
Large Cap Blend	06-067	Federated Hermes MDT All Cap Core A: Class A Investment Adviser: Federated Hermes, Inc.	1.05	*	16.42	14.82	12.33
Small Cap Blend	06-4FR	Federated Hermes MDT Small Cap Core A: Class A Investment Adviser: Federated Hermes, Inc.	1.14	*	6.23	7.92	8.81
Small Cap Growth	06-FTW	Federated Hermes MDT Small Cap Growth A: Class A Investment Adviser: Federated Hermes, Inc.	1.14	*	4.32	6.82	8.99
High Yield Bond	06-918	Federated Hermes Opportunistic HY Bd Svc: Class Inst Investment Adviser: Federated Hermes, Inc.	0.98	*	8.49	4.45	4.43

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Mgd Asset Allocation	06-195	Fidelity Advisor Freedom 2010 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	0.98	4.36	3.67	3.95
Mgd Asset Allocation	06-101	Fidelity Advisor Freedom 2015 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.03	5.09	4.38	4.56
Mgd Asset Allocation	06-102	Fidelity Advisor Freedom 2020 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.07	5.69	5.03	5.05
Mgd Asset Allocation	06-103	Fidelity Advisor Freedom 2025 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.11	6.40	5.64	5.55
Mgd Asset Allocation	06-106	Fidelity Advisor Freedom 2030 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.16	7.17	6.48	6.32
Mgd Asset Allocation	06-107	Fidelity Advisor Freedom 2035 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.20	8.59	7.77	7.17
Mgd Asset Allocation	06-108	Fidelity Advisor Freedom 2040 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.24	9.95	8.67	7.61
Mgd Asset Allocation	06-284	Fidelity Advisor Freedom 2045 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.25	10.39	8.77	7.66
Mgd Asset Allocation	06-286	Fidelity Advisor Freedom 2050 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.25	10.39	8.76	7.66
Mgd Asset Allocation	06-394	Fidelity Advisor Freedom 2055 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.25	10.44	8.77	7.67
Mgd Asset Allocation	06-CHG	Fidelity Advisor Freedom 2060 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.25	10.40	8.77	–
Mgd Asset Allocation	06-63V	Fidelity Advisor Freedom 2065 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.25	10.36	–	–
Mgd Asset Allocation	06-111	Fidelity Advisor Freedom Income M: Class M Investment Adviser: Fidelity Management & Research Company LLC	0.97	3.63	2.55	2.72
Balanced	06-FVC	Fidelity Advisor Balanced M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.07	15.27	10.58	8.70
Large Cap Blend	06-045	Fidelity Advisor Diversified Stock M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.12	22.56	14.67	11.50

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Specialty	06-34X	Fidelity Advisor Energy M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.27	(3.86)	10.31	2.51
Large Cap Value	06-260	Fidelity Advisor Equity Income M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.13	5.90	9.72	7.99
Large Cap Blend	06-233	Fidelity Advisor Leveraged Co Stk M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.30	16.70	12.02	8.12
Large Cap Growth	06-166	Fidelity Advisor New Insights M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.95	31.93	12.84	11.30
Foreign Growth	06-165	Fidelity Advisor Overseas M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	1.33	10.85	8.01	4.83
Specialty	06-391	Fidelity Advisor Real Estate M: Class M Investment Adviser: Fidelity Institutional Asset Management Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.31	(4.71)	1.29	4.44
Small Cap Blend	06-275	Fidelity Advisor Small Cap M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.59	6.38	10.89	7.75

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Balanced	06-043	Fidelity Advisor Strategic Div & Inc M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.22		4.21	7.98	7.64
Intermediate Term Bond	06-044	Fidelity Advisor Total Bond M: Class M Investment Adviser: Fidelity Institutional Asset Management Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	0.75		3.17	1.66	2.13
Mid Cap Value	06-323	Fidelity Advisor Value M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.40	*	4.30	12.47	8.69
Large Cap Growth	06-CMW	Franklin Growth Opportunities R: Class Retirement Investment Adviser: Franklin Templeton Investments	1.19	*	33.27	13.12	11.14
Large Cap Growth	06-818	Franklin Growth R: Class Retirement Investment Adviser: Franklin Templeton Investments	1.05		22.20	13.23	12.25
Balanced	06-724	Franklin Income R: Class Retirement Investment Adviser: Franklin Templeton Invts	0.96	*	3.74	5.99	4.87
World Stock	06-726	Franklin Mutual Global Discovery R: Class Retirement Investment Adviser: Franklin Templeton Invts	1.45		11.32	8.20	6.07
Small Cap Value	06-248	Franklin Small Cap Value R: Class Retirement*** Investment Adviser: Franklin Templeton Investments	1.23		(0.07)	8.13	6.86
Mid Cap Growth	06-890	Franklin Small-Mid Cap Growth R: Class Retirement Investment Adviser: Franklin Templeton Investments	1.15	*	15.29	10.84	9.06
Multisector Bond	06-915	Franklin Strategic Income R: Class Retirement Investment Adviser: Franklin Templeton Investments	1.18	*	5.16	1.29	1.53
Specialty	06-FPN	Franklin Utilities R: Class Retirement Investment Adviser: Franklin Templeton Invts	1.06		(7.06)	5.13	7.27
Cash	06-CGJ	Goldman Sachs FS Government Res: Class Other** Investment Adviser: Goldman Sachs Asset Management, L.P.	0.83		4.45	1.47	0.87

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
World Allocation	06-251	Goldman Sachs Growth Strategy Svc: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.12	*	10.93	7.95	6.62
Foreign Blend	06-368	Goldman Sachs Intl Eq Insghts S: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.31	*	11.83	6.03	5.06
Large Cap Growth	06-CKY	Goldman Sachs Large Cap Gr Insghts Svc: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.05	*	28.85	14.46	13.36
Large Cap Value	06-068	Goldman Sachs Large Cp Val Insghts Svc: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.06	*	5.16	7.65	8.30
Mid Cap Growth	06-729	Goldman Sachs Mid Cap Growth Svc: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.36	*	9.33	10.85	9.08
Mid Cap Blend	06-253	Goldman Sachs Mid Cap Value Svc: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.33		3.60	10.78	7.84
World Allocation	06-842	Goldman Sachs Satellite Strategies Svc: Class S*** Investment Adviser: Goldman Sachs Asset Management, L.P.	1.51	*	2.66	2.41	2.58
Small Cap Blend	06-256	Goldman Sachs Small Cap Value Svc: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.50	*	(2.00)	4.95	5.70
Specialty	06-258	Goldman Sachs Technology Opps Svc: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.39	*	46.06	17.00	15.52
Large Cap Blend	06-069	Goldman Sachs US Equity Insights Svc: Class S Investment Adviser: Goldman Sachs Asset Management B.V.	1.06	*	16.75	11.62	10.94
Mid Cap Growth	06-39R	Hartford MidCap R3: Class Retirement Investment Adviser: Wellington Management Company LLP Investment Subadviser: Wellington Management Company LLP	1.46		3.79	6.57	7.98
Balanced	06-924	Invesco Active Allocation A: Class A Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds)	0.96		6.13	6.14	5.65
Large Cap Value	06-772	Invesco Comstock R: Class Retirement Investment Adviser: Invesco Advisers, Inc	1.07		5.95	11.17	9.06
Large Cap Value	06-317	Invesco Comstock Select A: Class A Investment Adviser: Invesco Advisers, Inc	0.95	*	6.22	12.12	9.38
Intermediate Term Bond	06-926	Invesco Core Bond A: Class A Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds)	0.71	*	1.71	0.93	1.75
Diversified Emerging Markets	06-466	Invesco Developing Markets A: Class A Investment Adviser: Invesco Advisers, Inc	1.24		(4.25)	(0.44)	1.78

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mid Cap Growth	06-4H9	Invesco Discovery Mid Cap Growth A: Class A Investment Adviser: Invesco Advisers, Inc	1.04		10.54	10.85	9.62
Large Cap Value	06-816	Invesco Diversified Dividend A: Class A Investment Adviser: Invesco Advisers, Inc	0.82		4.81	8.40	7.85
Specialty	06-835	Invesco Energy A: Class A Investment Adviser: Invesco Advisers, Inc	1.23		(3.86)	8.36	(1.41)
Foreign Growth	06-193	Invesco EQV International Equity R: Class Retirement Investment Adviser: Invesco Advisers, Inc	1.47		5.97	5.76	4.08
Specialty	06-071	Invesco Floating Rate ESG A: Class A Investment Adviser: Invesco Advisers, Inc Investment Subadviser: Invesco Senior Secured Management Inc	1.10		9.82	4.33	3.58
World Stock	06-763	Invesco Global A: Class A Investment Adviser: Invesco Advisers, Inc.	1.04		25.05	10.33	8.91
World Stock	06-556	Invesco Global Opportunities A: Class A Investment Adviser: Invesco Advisers, Inc	1.11		0.57	0.35	5.73
Multisector Bond	06-288	Invesco Global Strategic Income A: Class A Investment Adviser: Invesco Advisers, Inc	1.10	*	5.00	0.47	1.40
Specialty	06-463	Invesco Gold & Special Minerals A: Class A Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds)	1.06		(14.31)	7.13	3.71
Specialty	06-845	Invesco Health Care A: Class A Investment Adviser: Invesco Advisers, Inc	1.04		7.94	7.63	6.81
Specialty	06-465	Invesco Income Advantage Intl A: Class A Investment Adviser: Invesco Advisers, Inc	1.24	*	7.57	3.48	2.61
World Bond	06-297	Invesco International Bond A: Class A Investment Adviser: Invesco Advisers, Inc	1.11		2.85	(0.97)	0.72
Foreign Small/Mid Eqty	06-764	Invesco International Small-Mid Com A: Class A Investment Adviser: Invesco Advisers, Inc	1.33		0.59	4.06	6.66
Foreign Small/Mid Eqty	06-139	Invesco International Small-Mid Com R: Class Retirement Investment Adviser: Invesco Advisers, Inc	1.59		0.34	3.80	6.39
Large Cap Blend	06-766	Invesco Main Street All Cap A: Class A Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds)	1.06		21.08	13.47	9.96
Mid Cap Blend	06-262	Invesco Main Street Mid Cap A: Class A Investment Adviser: Invesco Advisers, Inc	1.06		6.43	8.91	7.66

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Foreign Growth	06-319	Invesco Oppenheimer International Gr A: Class A Investment Adviser: Invesco Advisers, Inc	1.08		10.54	7.14	4.30
Specialty	06-078	Invesco Senior Floating Rate A: Class A Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds) Investment Subadviser: Invesco Senior Secured Management Inc	1.07	*	9.83	3.02	3.04
Small Cap Growth	06-595	Invesco Small Cap Growth R: Class Retirement Investment Adviser: Invesco Advisers, Inc	1.41		2.39	5.90	7.10
Specialty	06-855	Invesco Technology A: Class A Investment Adviser: Invesco Advisers, Inc	1.13		41.10	13.40	12.43
Mid Cap Value	06-813	Invesco Value Opportunities R: Class Retirement Investment Adviser: Invesco Advisers, Inc	1.34		7.55	12.84	8.91
Balanced	06-612	Janus Henderson Balanced R: Class Retirement Investment Adviser: Janus Henderson Investors	1.32		11.67	8.38	7.68
Mid Cap Growth	06-CMF	Janus Henderson Enterprise S: Class S Investment Adviser: Janus Henderson Investors	1.16		7.92	11.12	11.66
Large Cap Growth	06-154	Janus Henderson Forty R: Class Retirement Investment Adviser: Janus Henderson Investors	1.24		32.67	14.88	13.70
Foreign Value	06-GMK	Janus Henderson Global Equity Income S: Class S Investment Adviser: Janus Henderson Investors Ltd	1.24		3.51	5.60	–
Specialty	06-CGW	Janus Henderson Global Life Sciences S: Class S Investment Adviser: Janus Henderson Investors	1.18		9.52	10.90	10.65
Mid Cap Value	06-261	Janus Henderson Mid Cap Value R: Class Retirement Investment Adviser: Janus Henderson Investors	1.25		2.14	7.36	6.81
Large Cap Growth	06-919	Janus Henderson Research S: Class S Investment Adviser: Janus Henderson Investors	1.04		37.70	15.36	12.88
Small Cap Growth	06-921	Janus Henderson Triton S: Class S Investment Adviser: Janus Henderson Investors	1.16		3.15	6.15	8.40
Multisector Bond	06-072	Lord Abbett Bond-Debenture R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.08		3.67	2.32	3.28
Small Cap Growth	06-369	Lord Abbett Developing Growth R3: Class Retirement*** Investment Adviser: Lord, Abbett & Co LLC	1.17		0.41	5.67	6.39
Large Cap Blend	06-424	Lord Abbett Dividend Growth R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.17		14.72	12.07	10.59

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Cap Value	06-731	Lord Abbett Fundamental Equity R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.21		8.67	9.18	7.67
Large Cap Growth	06-951	Lord Abbett Growth Leaders R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.16		31.37	14.80	12.83
Mid Cap Growth	06-371	Lord Abbett Growth Opportunities R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.21	*	7.56	7.09	7.45
High Yield Bond	06-073	Lord Abbett High Yield R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.20		7.07	2.77	3.57
Foreign Small/Mid Eqty	06-36C	Lord Abbett International Opp R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.51		3.71	4.55	3.78
Mid Cap Value	06-961	Lord Abbett Mid Cap Stock R3: Class Retirement*** Investment Adviser: Lord, Abbett & Co LLC	1.26		7.76	8.44	6.81
Small Cap Value	06-962	Lord Abbett Small Cap Value R3: Class Retirement*** Investment Adviser: Lord, Abbett & Co LLC	1.48		7.26	5.48	5.31
Intermediate Term Bond	06-952	Lord Abbett Total Return R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.95		2.37	0.58	1.38
Mid Cap Blend	06-968	Lord Abbett Value Opportunities R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.41		6.67	8.03	6.90
Balanced	06-074	MFS Aggressive Growth Allocation R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.27	*	8.20	9.32	8.18
Balanced	06-075	MFS Conservative Allocation R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.09		5.61	4.97	4.45
Emerging Market Bond	06-013	MFS Emerging Markets Debt R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.31	*	4.81	0.99	2.49
Balanced	06-076	MFS Growth Allocation R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.21	*	7.78	8.17	7.14
Foreign Growth	06-822	MFS International Intrinsic Value R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.28	*	7.66	7.08	6.95
Foreign Small/Mid Eqty	06-379	MFS International New Discovery R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.56	*	1.99	3.03	4.13
Large Cap Growth	06-387	MFS Massachusetts Inv Gr Stk R2: Class Retirement*** Investment Adviser: MFS Investment Management	0.96		17.82	14.87	12.97

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mid Cap Value	06-922	MFS Mid Cap Value R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.24	*	2.74	9.85	8.31
Balanced	06-077	MFS Moderate Allocation R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.15		6.57	6.58	5.82
Small Cap Growth	06-298	MFS New Discovery R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.54	*	1.36	7.65	7.33
Specialty	06-CMG	MFS Technology R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.39	*	46.86	15.80	15.70
Specialty	06-389	MFS Utilities R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.25	*	(7.13)	5.58	5.45
Mid Cap Blend	06-105	Monteagle Opportunity Equity Inv: Class Inv Investment Adviser: Henssler Asset Management, LLC Investment Subadviser: Gw Henssler & Associates Ltd	1.70		4.78	10.07	8.33
Diversified Emerging Markets	06-016	Neuberger Berman Emerg Mkts Eq R3: Class Retirement Investment Adviser: Neuberger Berman	1.93	*	(5.21)	(1.87)	1.23
Mid Cap Value	06-GJM	Neuberger Berman M/C Intrinsic Val R3: Class Retirement Investment Adviser: Neuberger Berman	1.46	*	1.31	4.73	5.90
Small Cap Growth	06-867	Neuberger Berman Small Cap Growth R3: Class Retirement Investment Adviser: Neuberger Berman	1.52	*	5.48	7.92	8.88
Large Cap Blend	06-CPC	Neuberger Berman Sustainable Equity R3: Class Retirement Investment Adviser: Neuberger Berman	1.32		22.69	12.24	10.38
Balanced	06-839	North Square Multi Strategy A: Class A Investment Adviser: Oak Ridge Investments, LLC Investment Subadviser: NSI Retail Advisors, LLC	1.52		10.27	10.02	9.20
Small Cap Blend	06-629	North Square Spectrum Alpha Fund A: Class A Investment Adviser: Oak Ridge Investments, LLC Investment Subadviser: NSI Retail Advisors, LLC	2.26		10.60	7.38	6.09
Multisector Bond	06-468	Payden Managed Income Retire: Class Retirement Investment Adviser: Payden & Rygel	1.45	*	4.14	2.21	1.78
Specialty	06-531	PGIM Global Real Estate A: Class A*** Investment Adviser: PGIM, Inc Investment Subadviser: PGIM Real Estate;PGIM Real Estate (UK) Limited;	1.31		(2.75)	1.08	3.63

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Specialty	06-3FN	PGIM Global Real Estate R2: Class Retirement Investment Adviser: PGIM, Inc Investment Subadviser: PGIM Real Estate;PGIM Real Estate (UK) Limited;	1.30	*	(2.63)	1.15	–
High Yield Bond	06-533	PGIM High Yield A: Class A*** Investment Adviser: PGIM Fixed Income Investment Subadviser: PGIM Fixed Income;PGIM Limited;	0.75		8.34	4.07	4.39
High Yield Bond	06-3FH	PGIM High Yield R2: Class Retirement Investment Adviser: PGIM Fixed Income Investment Subadviser: PGIM Fixed Income;PGIM Limited;	0.91	*	7.94	3.92	–
Specialty	06-456	PGIM Jennison Financial Services A: Class A*** Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	1.38		13.63	11.23	6.21
Large Cap Growth	06-079	PGIM Jennison Focused Growth A: Class A*** Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	1.05	*	43.35	14.69	13.70
Specialty	06-458	PGIM Jennison Health Sciences A: Class A*** Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	1.15		16.84	10.75	10.09
Mid Cap Growth	06-461	PGIM Jennison Mid-Cap Growth A: Class A*** Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	1.07		12.51	12.36	9.61
Mid Cap Growth	06-3FF	PGIM Jennison Mid-Cap Growth R2: Class Retirement Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	1.08	*	12.45	12.33	–
Specialty	06-453	PGIM Jennison Natural Resources A: Class A*** Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	1.27		(12.28)	10.87	1.25
Small Cap Growth	06-589	PGIM Jennison Small Company A: Class A*** Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	1.15		0.34	10.81	8.81
Small Cap Growth	06-3FR	PGIM Jennison Small Company R2: Class Retirement Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	1.18	*	0.34	10.79	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mid Cap Value	06-080	PGIM Quant Solutions Mid-Cap Val A: Class A*** Investment Adviser: PGIM Quantitative Solutions LLC Investment Subadviser: PGIM Quantitative Solutions LLC	1.13	*	(2.08)	5.63	5.90
Mid Cap Value	06-3FT	PGIM Quant Solutions Mid-Cap Val R2: Class Retirement Investment Adviser: PGIM Quantitative Solutions LLC Investment Subadviser: PGIM Quantitative Solutions LLC	1.23	*	(2.21)	5.53	–
Intermediate Term Bond	06-538	PGIM Total Return Bond A: Class A*** Investment Adviser: PGIM Fixed Income Investment Subadviser: PGIM Limited	0.76	*	3.71	1.07	2.18
Intermediate Term Bond	06-3FK	PGIM Total Return Bond R2: Class Retirement Investment Adviser: PGIM Fixed Income Investment Subadviser: PGIM Limited	0.89	*	3.57	0.95	–
Balanced	06-017	PIMCO All Asset R: Class Retirement Investment Adviser: Pacific Investment Management Company, LLC Investment Subadviser: Research Affiliates LLC	2.10	*	2.16	4.50	3.68
Specialty	06-019	PIMCO Commodity Real Ret Strat R: Class Retirement Investment Adviser: Pacific Investment Management Company, LLC	1.69	*	(7.32)	6.79	(1.31)
High Yield Bond	06-705	PIMCO High Yield R: Class Retirement Investment Adviser: Pacific Investment Management Company, LLC	1.17		8.12	3.27	3.53
Multisector Bond	06-769	PIMCO Income R: Class Retirement Investment Adviser: Pacific Investment Management Company, LLC	1.27		5.65	2.52	3.69
Inflation-Protec Bond	06-708	PIMCO Real Return R: Class Retirement Investment Adviser: Pacific Investment Management Company, LLC	1.32		1.75	2.35	1.54
Intermediate Term Bond	06-680	PIMCO Total Return R: Class Retirement Investment Adviser: Pacific Investment Management Company, LLC	1.08		2.38	0.52	1.20
Large Cap Blend	06-833	Pioneer A: Class A Investment Adviser: Amundi US	1.00		21.54	15.68	12.63
Intermediate Term Bond	06-834	Pioneer Bond A: Class A Investment Adviser: Amundi US	0.83		2.81	1.29	1.94
High Yield Bond	06-022	Pioneer Corporate High Yield Fund A: Class A Investment Adviser: Amundi US	0.91	*	7.37	3.70	–
Large Cap Value	06-327	Pioneer Equity Income A: Class A Investment Adviser: Amundi US	0.99		2.47	7.38	8.38

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Cap Growth	06-628	Pioneer Fundamental Growth A: Class A Investment Adviser: Amundi US	1.02		28.81	16.45	13.75
World Stock	06-GGH	Pioneer Global Sustainable Equity A: Class A Investment Adviser: Amundi US	1.15	*	8.65	12.19	8.93
High Yield Bond	06-837	Pioneer High Yield A: Class A Investment Adviser: Amundi	1.10	*	6.44	3.30	3.23
Mid Cap Value	06-838	Pioneer Mid Cap Value A: Class A Investment Adviser: Amundi US	1.10		0.55	9.38	7.21
Mid Cap Growth	06-836	Pioneer Select Mid Cap Growth A: Class A Investment Adviser: Amundi	1.00		12.14	7.87	8.77
Multisector Bond	06-594	Pioneer Strategic Income A: Class A Investment Adviser: Amundi US	1.11		4.03	2.23	2.59
Intermediate Term Bond	06-FHX	Principal Bond Market Index R3: Class Retirement Investment Adviser: Principal Global Investors LLC	0.71	*	1.36	0.13	0.81
Foreign Blend	06-CVG	Principal International Equity Index R3: Class Retirement Investment Adviser: Principal Global Investors LLC	0.90		7.47	5.90	3.90
Mid Cap Blend	06-FPW	Principal MidCap S&P 400 Index R3: Class Retirement Investment Adviser: Principal Global Equities	0.73		4.08	9.25	8.52
Small Cap Blend	06-FPX	Principal SmallCap S&P 600 Index R3: Class Retirement Investment Adviser: Principal Global Equities	0.73		1.10	7.13	7.83
Intermediate Term Bond	06-936	Putnam Diversified Income A: Class A Investment Adviser: Putnam Investment Subadviser: Putnam Investments Limited	1.04		3.89	0.43	1.43
Balanced	06-GNM	Putnam Dynamic Asset Allocation Bal A: Class A Investment Adviser: Putnam Investment Subadviser: Putnam Advisory Company, LLC;Putnam Investments Limited;	0.96		13.41	7.18	6.67
Balanced	06-GNR	Putnam Dynamic Asset Allocation Cnsrv A: Class A Investment Adviser: Putnam Investment Subadviser: Putnam Advisory Company, LLC;Putnam Investments Limited;	1.03		7.96	3.67	3.96
Balanced	06-GNW	Putnam Dynamic Asset Allocation Gr A: Class A Investment Adviser: Putnam Investment Subadviser: Putnam Investments Limited;Putnam Advisory Company LLC;	1.05		15.81	8.76	7.88

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Cap Growth	06-938	Putnam Large Cap Growth A: Class A Investment Adviser: Putnam Investment Subadviser: Putnam Investments Limited	0.90		38.56	17.14	14.89
Large Cap Value	06-FCG	Putnam Large Cap Value A: Class A Investment Adviser: Putnam Investment Subadviser: Putnam Investments Limited	0.89		11.51	12.85	10.60
Balanced	06-665	Russell Inv LifePoints Balanced Strat R5: Class Retirement Investment Adviser: Russell Investment Management, LLC	1.36	*	7.37	4.07	3.95
Balanced	06-655	Russell Inv Lifepoints Cnsrv Strat R5: Class Retirement Investment Adviser: Russell Investment Management, LLC	1.15	*	2.98	1.29	1.85
Balanced	06-675	Russell Inv LifePoints Equity Gr StratR5: Class Retirement Investment Adviser: Russell Investment Management, LLC	1.39	*	10.51	6.42	5.56
Balanced	06-670	Russell Inv LifePoints Growth Strat R5: Class Retirement Investment Adviser: Russell Investment Management, LLC	1.41	*	9.66	5.87	5.08
Balanced	06-660	Russell Inv Lifepoints Moderate Strat R5: Class Retirement Investment Adviser: Russell Investment Management, LLC	1.25	*	5.21	2.17	2.75
Large Cap Blend	06-167	State Street Equity 500 Index R: Class Retirement Investment Adviser: State Street Global Advisors	0.62	*	20.07	13.53	11.84
Large Cap Value	06-775	T. Rowe Price Equity Income R: Class Retirement Investment Adviser: T. Rowe Price	1.23		3.06	9.10	7.79
Large Cap Growth	06-780	T. Rowe Price Growth Stock R: Class Retirement Investment Adviser: T. Rowe Price	1.18		35.65	11.08	11.66
Foreign Value	06-795	T. Rowe Price International Value Eq R: Class Retirement Investment Adviser: T. Rowe Price Investment Subadviser: T. Rowe Price International Ltd	1.33		7.33	6.24	2.88
Mid Cap Value	06-785	T. Rowe Price Mid-Cap Value R: Class Retirement Investment Adviser: T. Rowe Price	1.32		7.29	11.04	9.24
Mgd Asset Allocation	06-576	T. Rowe Price Retirement 2005 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	0.99		6.77	4.64	4.32
Mgd Asset Allocation	06-579	T. Rowe Price Retirement 2010 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	0.99		7.10	5.04	4.70
Mgd Asset Allocation	06-776	T. Rowe Price Retirement 2015 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.00		7.38	5.48	5.18

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mgd Asset Allocation	06-778	T. Rowe Price Retirement 2020 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.03		7.65	5.96	5.72
Mgd Asset Allocation	06-781	T. Rowe Price Retirement 2025 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.04		8.28	6.60	6.28
Mgd Asset Allocation	06-783	T. Rowe Price Retirement 2030 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.07		9.31	7.27	6.83
Mgd Asset Allocation	06-786	T. Rowe Price Retirement 2035 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.09		10.43	7.93	7.30
Mgd Asset Allocation	06-789	T. Rowe Price Retirement 2040 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.10		11.44	8.51	7.71
Mgd Asset Allocation	06-792	T. Rowe Price Retirement 2045 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.12		12.04	8.92	7.96
Mgd Asset Allocation	06-794	T. Rowe Price Retirement 2050 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.13		12.31	8.99	7.99
Mgd Asset Allocation	06-797	T. Rowe Price Retirement 2055 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.14		12.31	8.96	7.97
Mgd Asset Allocation	06-CMR	T. Rowe Price Retirement 2060 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.14		12.27	8.95	–
Mgd Asset Allocation	06-63W	T. Rowe Price Retirement 2065 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.14		12.21	–	–
Balanced	06-799	T. Rowe Price Retirement Balanced R: Class Retirement Investment Adviser: T. Rowe Price	0.99		6.46	4.83	4.29
Foreign Value	06-920	Templeton Foreign R: Class Retirement Investment Adviser: Franklin Templeton Invts	1.35	*	1.61	3.50	1.90
World Bond	06-887	Templeton Global Bond R: Class Retirement Investment Adviser: Franklin Templeton Investments	1.21	*	(3.50)	(3.85)	(0.89)
World Stock	06-925	Templeton Growth R: Class Retirement Investment Adviser: Franklin Templeton Investments	1.29		9.19	4.14	3.16
Foreign Blend	06-990	Thornburg International Equity R3: Class Retirement Investment Adviser: Thornburg Investment Management Inc	1.36	*	6.22	8.14	5.20
World Allocation	06-987	Thornburg Investment Income Builder R3: Class Retirement Investment Adviser: Thornburg Investment Management Inc	1.54	*	11.14	7.45	5.98
Short Term Bond	06-995	Thornburg Limited Term Income R3: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.99	*	4.18	1.72	1.78

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mid Cap Growth	06-985	Thornburg Small/Mid Cap Growth R3: Class Retirement Investment Adviser: Thornburg Investment Management Inc	1.46	*	10.75	4.32	5.31
Balanced	06-339	Timothy Plan Conservative Growth A: Class A Investment Adviser: Timothy Partners Ltd	1.86		1.09	2.99	2.28
Balanced	06-341	Timothy Plan Strategic Growth A: Class A Investment Adviser: Timothy Partners Ltd	1.77		1.07	4.20	2.92
Large Cap Blend	06-619	Touchstone Focused A: Class A Investment Adviser: Fort Washington Investment Advisors Inc Investment Subadviser: Fort Washington Investment Advisors Inc	1.18		17.56	13.53	10.58
Mid Cap Value	06-583	Victory Sycamore Established Value R: Class Retirement*** Investment Adviser: Victory Capital Management Inc.	1.10		2.26	11.82	10.64
Small Cap Value	06-584	Victory Sycamore Small Company Opp R: Class Retirement*** Investment Adviser: Victory Capital Management Inc.	1.43		(0.49)	8.50	8.89
Large Cap Value	06-804	Virtus Ceredex Large-Cap Value Equity A: Class A Investment Adviser: Ceredex Value Advisors Investment Subadviser: Ceredex Value Advisors LLC	1.24	*	6.55	8.69	7.87
Mid Cap Value	06-807	Virtus Ceredex Mid-Cap Value Equity A: Class A Investment Adviser: Ceredex Value Advisors Investment Subadviser: Ceredex Value Advisors LLC	1.28		3.76	7.48	7.48
Small Cap Blend	06-809	Virtus Ceredex Small-Cap Value Eq A: Class A Investment Adviser: Ceredex Value Advisors Investment Subadviser: Ceredex Value Advisors LLC	1.46	*	2.28	6.12	6.42
Large Cap Value	06-4WJ	Virtus NFJ Dividend Value A: Class A Investment Adviser: NFJ Investment Group, LLC Investment Subadviser: NFJ Investment Group LLC – Dallas	1.04		6.39	7.88	6.96
Mid Cap Value	06-4WK	Virtus NFJ Mid-Cap Value A: Class A Investment Adviser: NFJ Investment Group, LLC Investment Subadviser: NFJ Investment Group LLC – Dallas	1.00	*	(2.28)	7.44	7.83
Small Cap Value	06-4WM	Virtus NFJ Small-Cap Value A: Class A Investment Adviser: NFJ Investment Group, LLC Investment Subadviser: NFJ Investment Group LLC – Dallas	1.17	*	1.82	5.07	4.20

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Intermediate Term Bond	06-718	Western Asset Core Plus Bond R: Class Retirement Investment Adviser: Western Asset Management Company, LLC Investment Subadviser: Western Asset Management Company Pte Ltd. – Singapore;Western Asset Management Company, LLC;Western Asset Management Company Ltd. – Japan;Western Asset Management Company Limited;	1.13		0.40	(0.41)	1.41
Mid Cap Growth	06-GKC	AB Discovery Growth Z: Class Inst Investment Adviser: AllianceBernstein LP.	0.66	*	7.18	7.92	–
Small Cap Value	06-GKF	AB Discovery Value Z: Class Inst Investment Adviser: AllianceBernstein LP.	0.79		3.15	7.92	7.60
World Bond	06-3GC	AB Global Bond Z: Class Inst Investment Adviser: AllianceBernstein LP.	0.52		4.06	0.81	2.15
Balanced	06-4PJ	AB Global Risk Allocation I: Class Inst Investment Adviser: AllianceBernstein LP.	1.05	*	1.08	5.55	4.95
Large Cap Growth	06-3FY	AB Large Cap Growth Z: Class Inst Investment Adviser: Krungthai Asset Management PLC	0.52	*	30.35	16.41	–
Small Cap Growth	06-GKG	AB Small Cap Growth Z: Class Inst Investment Adviser: AllianceBernstein LP.	0.78		4.03	7.58	–
Large Cap Growth	06-3GX	Alger Capital Appreciation Instl Y: Class Inst Investment Adviser: Fred Alger Management, LLC	0.83	*	38.25	14.52	–
Large Cap Growth	06-CPH	Alger Capital Appreciation Z: Class Inst*** Investment Adviser: Fred Alger Management, LLC	0.85	*	38.30	14.47	13.29
Small Cap Growth	06-3GY	Alger Small Cap Focus Y: Class Inst Investment Adviser: Fred Alger Management, LLC	0.85		1.96	0.05	–
Small Cap Growth	06-3MP	Alger Small Cap Focus Z: Class Inst Investment Adviser: Fred Alger Management, LLC	0.84		1.90	0.04	6.67
Intermediate Term Bond	06-4YK	Allspring Core Plus Bond R6: Class Retirement Investment Adviser: Allspring Global Investments Investment Subadviser: Allspring Global Investments, LLC	0.31	*	2.97	2.17	–
Foreign Value	06-3J7	Allspring International Equity R6: Class Retirement Investment Adviser: Allspring Global Investments Investment Subadviser: Allspring Global Investments, LLC	0.79	*	6.15	4.16	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mid Cap Value	06-3J6	Allspring Special Mid Cap Value R6: Class Retirement Investment Adviser: Allspring Global Investments Investment Subadviser: Allspring Global Investments, LLC	0.70		1.43	11.13	9.47
Small Cap Value	06-3JF	Allspring Special Small Cap Value R6: Class Retirement Investment Adviser: Allspring Global Investments Investment Subadviser: Allspring Global Investments, LLC	0.83		5.76	8.71	–
Foreign Value	06-33Y	American Beacon International Eq R6: Class Retirement Investment Adviser: American Beacon Advisors Inc Investment Subadviser: Lazard Asset Management LLC;American Century Investment Management Inc;Causeway Capital Management LLC;	0.69	*	8.77	5.89	–
Large Cap Value	06-46F	American Beacon Large Cap Value R5: Class Retirement Investment Adviser: American Beacon Advisors Inc Investment Subadviser: Barrow Hanley Mewhinney & Strauss LLC;Hotchkis and Wiley Capital Mgmt LLC;Massachusetts Financial Services Company;	0.63		7.65	10.97	9.11
Small Cap Value	06-6J6	American Beacon Shapiro SMID Cap Eq R5: Class Retirement Investment Adviser: Shapiro Capital Management LLC Investment Subadviser: Shapiro Capital Management LLC	0.90	*	(4.38)	9.20	–
Small Cap Value	06-34C	American Beacon Small Cap Value R6: Class Retirement Investment Adviser: American Beacon Advisors Inc Investment Subadviser: Barrow Hanley Mewhinney & Strauss LLC;Brandywine Global Investment Mgmt, LLC;DePrince Race & Zollo Inc;Hotchkis and Wiley Capital Mgmt LLC;Newton Investment Management North America, LLC;	0.77		2.37	8.81	–
Mid Cap Growth	06-69V	American Beacon Stephens Mid-Cap Gr R6: Class Retirement Investment Adviser: Stephens Inv Mgmt Group LLC Investment Subadviser: Stephens Inv Mgmt Group LLC	0.88	*	14.99	11.04	–
Diversified Emerging Markets	06-CPK	American Century Emerging Markets R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.91		(5.06)	0.10	3.11
Large Cap Value	06-CPM	American Century Equity Income R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.58		3.01	7.44	8.76
Large Cap Growth	06-CPN	American Century Growth R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.57	*	36.37	16.87	14.58
Mid Cap Growth	06-CPP	American Century Heritage R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.66		11.87	11.15	9.97

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Inflation-Protec Bond	06-3KW	American Century Inflation-Adjs Bond R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.26		1.50	2.74	–
Mid Cap Value	06-CRJ	American Century Mid Cap Value R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.63		0.11	9.21	9.20
Mgd Asset Allocation	06-66V	American Century One Chc Blnd+ 2015 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.24	*	6.67	–	–
Mgd Asset Allocation	06-66W	American Century One Chc Blnd+ 2020 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.24	*	6.70	–	–
Mgd Asset Allocation	06-66X	American Century One Chc Blnd+ 2025 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.24	*	7.22	–	–
Mgd Asset Allocation	06-66Y	American Century One Chc Blnd+ 2030 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.25	*	7.74	–	–
Mgd Asset Allocation	06-67C	American Century One Chc Blnd+ 2035 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.23	*	8.05	–	–
Mgd Asset Allocation	06-67F	American Century One Chc Blnd+ 2040 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.24		8.18	–	–
Mgd Asset Allocation	06-67G	American Century One Chc Blnd+ 2045 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.24		8.28	–	–
Mgd Asset Allocation	06-67H	American Century One Chc Blnd+ 2050 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.24		8.66	–	–
Mgd Asset Allocation	06-67J	American Century One Chc Blnd+ 2055 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.24		8.92	–	–
Mgd Asset Allocation	06-67K	American Century One Chc Blnd+ 2060 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.25		9.08	–	–
Mgd Asset Allocation	06-67M	American Century One Chc Blnd+ 2065 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.25		9.06	–	–
Mgd Asset Allocation	06-CPT	American Century One Choice 2025 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.42	*	6.91	5.87	5.57
Mgd Asset Allocation	06-CPV	American Century One Choice 2030 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.44	*	7.22	6.27	5.95
Mgd Asset Allocation	06-CPW	American Century One Choice 2035 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.48	*	7.54	6.73	6.39
Mgd Asset Allocation	06-CPX	American Century One Choice 2040 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.50	*	7.86	7.19	6.82

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mgd Asset Allocation	06-CPY	American Century One Choice 2045 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.53	*	8.10	7.67	7.28
Mgd Asset Allocation	06-CRC	American Century One Choice 2050 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.55	*	8.51	8.28	7.68
Mgd Asset Allocation	06-CRF	American Century One Choice 2055 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.55	*	8.89	8.57	7.90
Mgd Asset Allocation	06-CRG	American Century One Choice 2060 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.55	*	9.04	8.75	–
Mgd Asset Allocation	06-63X	American Century One Choice 2065 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.57	*	9.20	–	–
Mgd Asset Allocation	06-CRH	American Century One Choice In Ret R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.40	*	6.95	5.60	5.11
Specialty	06-CRK	American Century Real Estate R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.80		(2.78)	4.35	6.65
Small Cap Growth	06-6C7	American Century Small Cap Growth R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.82		5.04	11.20	10.30
Small Cap Value	06-CRM	American Century Small Cap Value R6: Class Retirement*** Investment Adviser: American Century Investment Management Inc	0.74		0.42	10.85	9.07
Balanced	06-CRN	American Century Strat Allc: Agrsv R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.45	*	8.73	9.34	8.03
Balanced	06-CRP	American Century Strat Allc: Cnsrv R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.48	*	6.10	6.13	5.32
Balanced	06-CRR	American Century Strat Allc: Mod R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.49	*	7.28	7.80	6.77
Large Cap Growth	06-CRT	American Century Ultra® R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.56	*	33.84	17.70	15.57
Mgd Asset Allocation	06-CRV	American Funds 2010 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.29		5.74	5.46	5.23
Mgd Asset Allocation	06-CRW	American Funds 2015 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.30		6.28	5.83	5.57
Mgd Asset Allocation	06-CRX	American Funds 2020 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.31		6.87	6.13	6.00
Mgd Asset Allocation	06-CRY	American Funds 2025 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.32		7.94	6.97	6.70

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mgd Asset Allocation	06-CTC	American Funds 2030 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.33		9.68	7.86	7.56
Mgd Asset Allocation	06-CTF	American Funds 2035 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.35		11.35	9.13	8.48
Mgd Asset Allocation	06-CTG	American Funds 2040 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.37		13.00	9.83	8.92
Mgd Asset Allocation	06-CTH	American Funds 2045 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.37		13.56	9.99	9.06
Mgd Asset Allocation	06-CTJ	American Funds 2050 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.38		13.98	10.03	9.10
Mgd Asset Allocation	06-CTK	American Funds 2055 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.38		14.36	9.95	9.07
Mgd Asset Allocation	06-CTM	American Funds 2060 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.39		14.51	9.93	–
Mgd Asset Allocation	06-4R4	American Funds 2065 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.39		14.55	–	–
Large Cap Growth	06-CTN	American Funds AMCAP R6: Class Retirement Investment Adviser: Capital Group	0.34		22.58	11.05	10.72
Balanced	06-CTP	American Funds American Balanced R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.25		10.72	8.40	8.21
High Yield Bond	06-3MC	American Funds American High-Inc R6: Class Retirement Investment Adviser: Capital Group	0.32	*	9.52	5.25	4.48
Large Cap Value	06-3M3	American Funds American Mutual R6: Class Retirement Investment Adviser: Capital Group	0.27		8.02	10.20	9.92
Intermediate Term Bond	06-39V	American Funds Bond Fund of Amer R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.22		1.80	1.72	2.15
World Allocation	06-3M6	American Funds Capital Income Bldr R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.27		4.92	6.55	5.81
World Bond	06-GFN	American Funds Capital World Bond R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.48		0.93	(0.67)	0.51
World Stock	06-CTR	American Funds Capital World Gr&Inc R6: Class Retirement Investment Adviser: Capital Group	0.41		14.06	9.60	8.00
Foreign Growth	06-CTT	American Funds Europacific Growth R6: Class Retirement Investment Adviser: Capital Group	0.47		6.30	6.33	5.32

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Cap Blend	06-CTV	American Funds Fundamental Invs R6: Class Retirement Investment Adviser: Capital Group	0.28		19.78	12.40	11.55
World Allocation	06-3M9	American Funds Global Balanced R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.48		8.42	5.91	5.11
Large Cap Growth	06-CVC	American Funds Growth Fund of Amer R6: Class Retirement Investment Adviser: Capital Group	0.30		27.54	13.62	12.63
Balanced	06-3M7	American Funds Income Fund of Amer R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.27		4.10	7.43	6.95
Inflation-Protec Bond	06-3G9	American Funds Inflation Linked Bd R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.29		0.50	2.67	2.34
Short Term Bond	06-GKH	American Funds Interm Bd Fd of Amer R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.25	*	3.38	1.78	1.63
Foreign Blend	06-3M4	American Funds Intl Gr and Inc R6: Class Retirement Investment Adviser: Capital Group	0.54		5.80	6.55	4.34
Large Cap Blend	06-3GH	American Funds Invmt Co of Amer R6: Class Retirement Investment Adviser: Capital Group	0.27		23.62	13.40	11.40
World Stock	06-3KY	American Funds New Economy R6: Class Retirement Investment Adviser: Capital Group	0.41		21.80	10.10	10.00
World Stock	06-CTW	American Funds New Perspective R6: Class Retirement Investment Adviser: Capital Group	0.42		15.85	12.19	10.58
Diversified Emerging Markets	06-CTX	American Funds New World R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.57		6.60	6.96	5.87
World Stock	06-CTY	American Funds SMALLCAP World R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.66		5.30	8.38	7.87
Int Government Bond	06-3TK	American Funds US Government Sec R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.26		0.75	1.12	1.54
Large Cap Blend	06-CVF	American Funds Washington Mutual R6: Class Retirement Investment Adviser: Capital Group	0.27		15.50	12.53	11.42
Mid Cap Growth	06-6C4	AMG TimesSquare Mid Cap Growth Z: Class Inst Investment Adviser: TimesSquare Capital Management, LLC Investment Subadviser: TimesSquare Capital Management, LLC	0.98		17.83	13.53	11.15
Large Cap Value	06-4JY	Auxier Focus Institutional: Class Inst Investment Adviser: Auxier Asset Management LLC	0.80	*	8.29	8.95	8.23

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Intermediate Term Bond	06-4TP	Baird Aggregate Bond Inst: Class Inst Investment Adviser: Baird Advisors	0.30		2.83	1.30	2.07
Intermediate Term Bond	06-4RC	Baird Core Plus Bond Inst: Class Inst Investment Adviser: Baird Advisors	0.30		3.38	1.71	2.38
Intermediate Term Bond	06-6N3	Baird Intermediate Bond Inst: Class Inst Investment Adviser: Baird Advisors	0.30		3.98	1.74	1.91
Short Term Bond	06-4XC	Baird Short-Term Bond Inst: Class Inst** Investment Adviser: Baird Advisors	0.30		5.06	2.02	1.79
Mid Cap Growth	06-47Y	Baron Asset R6: Class Retirement Investment Adviser: Baron Capital Management Inc	1.05		9.07	10.64	–
Diversified Emerging Markets	06-3J9	Baron Emerging Markets R6: Class Retirement Investment Adviser: Baron Capital Management Inc	1.13		(4.02)	0.32	–
Small Cap Blend	06-4YM	BlackRock Advantage Small Cap Core K: Class Retirement Investment Adviser: BlackRock Inc	0.45	*	3.53	8.10	–
Small Cap Growth	06-46J	BlackRock Advantage Small Cap Gr K: Class Retirement Investment Adviser: BlackRock Inc	0.45	*	6.01	7.57	–
Large Cap Value	06-FRW	BlackRock Equity Dividend K: Class Retirement Investment Adviser: BlackRock Inc	0.58	*	7.31	10.34	–
World Allocation	06-FRX	BlackRock Global Allocation K: Class Retirement Investment Adviser: BlackRock Investment Management, LLC Investment Subadviser: BlackRock (Singapore) Limited	0.76	*	7.01	6.56	–
World Stock	06-CVH	BlackRock Global Dividend K: Class Retirement Investment Adviser: BlackRock Inc Investment Subadviser: BlackRock International Limited	0.71		8.36	8.20	–
Specialty	06-CVJ	BlackRock Health Sciences Opps K: Class Retirement Investment Adviser: BlackRock Inc	0.75		8.47	10.03	–
High Yield Bond	06-33K	BlackRock High Yield Bond K: Class Other Investment Adviser: BlackRock Inc Investment Subadviser: BlackRock International Limited	0.48	*	9.46	4.84	4.60
Inflation-Protec Bond	06-3N3	BlackRock Inflation Protected Bond K: Class Other Investment Adviser: BlackRock Inc Investment Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.51	*	1.95	3.12	2.13

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mgd Asset Allocation	06-CVM	BlackRock LifePath® Index 2025 K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	6.47	5.51	5.60
Mgd Asset Allocation	06-CVN	BlackRock LifePath® Index 2030 K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	7.98	6.57	6.40
Mgd Asset Allocation	06-CVP	BlackRock LifePath® Index 2035 K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	9.33	7.55	7.14
Mgd Asset Allocation	06-CVR	BlackRock LifePath® Index 2040 K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	10.68	8.43	7.79
Mgd Asset Allocation	06-CVT	BlackRock LifePath® Index 2045 K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	11.95	9.19	8.34
Mgd Asset Allocation	06-CVV	BlackRock LifePath® Index 2050 K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	12.73	9.60	8.61
Mgd Asset Allocation	06-CVW	BlackRock LifePath® Index 2055 K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	13.04	9.70	8.71
Mgd Asset Allocation	06-CVX	BlackRock LifePath® Index 2060 K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	12.99	9.67	–
Mgd Asset Allocation	06-4H3	BlackRock LifePath® Index 2065 K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	12.92	–	–
Mgd Asset Allocation	06-CVY	BlackRock LifePath® Index Retire K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	6.00	4.75	4.63
Mid Cap Growth	06-GHH	BlackRock Mid-Cap Growth Equity K: Class Retirement Investment Adviser: BlackRock Inc	0.71		14.97	10.40	–
Mid Cap Value	06-6NR	BlackRock Mid-Cap Value K: Class Retirement Investment Adviser: BlackRock Inc	0.70	*	2.89	11.38	–
Balanced	06-FTF	BlackRock Multi-Asset Income Portfolio K: Class Retirement Investment Adviser: BlackRock Inc Investment Subadviser: BlackRock Asset Management North Asia Ltd;BlackRock International Limited;BlackRock (Singapore) Limited;	0.52	*	5.98	4.22	–
World Bond	06-4PX	BlackRock Strategic Global Bond K: Class Retirement Investment Adviser: BlackRock Inc Investment Subadviser: BlackRock International Ltd;BlackRock (Singapore) Limited;	0.52	*	2.21	0.69	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Intermediate Term Bond	06-FTH	BlackRock Strategic Income Opps K: Class Retirement Investment Adviser: BlackRock Inc Investment Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.62		5.32	3.25	–
Specialty	06-6CG	BlackRock Systematic Multi-Strat K: Class Retirement Investment Adviser: BlackRock Inc Investment Subadviser: BlackRock International Limited	0.82		7.66	–	–
Intermediate Term Bond	06-CWC	BlackRock Total Return K: Class Other Investment Adviser: BlackRock Inc Investment Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.38		2.04	1.32	2.17
Specialty	06-6KH	Blackstone Alternative Multi-Strategy Y: Class Inst
Investment Adviser: Blackstone Inc
Investment Subadviser: Nephila Capital Ltd;Waterfall Asset Management,
LLC;Blackstone Real Estate Special Situations Advisors LLC;D.E. Shaw
Investment Management LLC;FORT LP;Mariner Investment Group,
LLC;Endeavour Capital Advisors Inc;Harvest Fund Advisors LLC;Two
Sigma Advisers, LLC;Caspian Capital LP;Bayview Asset Management,
LLC;Magnetar Asset Management LLC;Blackstone Liquid Credit Strategies
LLC;Melqart Asset Management (UK) Ltd.;Fir Tree Capital Management
LP;Bayforest Capital Limited;TrailStone Commodity Trading US,
LLC;Seiga Asset Management Limited;Mesarete Capital LLP;Clear Sky
Advisers LLC;SEVEN GRAND MANAGERS, LLC;North Reef Capital
		Management LP;Varick Capital Partners LP;	3.46		7.67	2.40	–
Intermediate Term Bond	06-47M	BNY Mellon Bond Market Index I: Class Inst Investment Adviser: BNY Mellon Investment Funds VII, Inc.	0.15	*	1.99	0.68	1.45
Specialty	06-39Y	BNY Mellon Natural Resources Y: Class Inst Investment Adviser: Newton Investment Management Group Investment Subadviser: Newton Investment Management North America, LLC	0.80		(8.61)	15.76	–
Large Cap Blend	06-3WY	BNY Mellon Sust US Equity Y: Class Inst Investment Adviser: Newton Investment Management Group Investment Subadviser: Newton Investment Management Ltd	0.69		19.45	14.00	–
Mid Cap Blend	06-6KT	Boston Trust SMID Cap: Class Other Investment Adviser: Boston Trust Walden Company	0.75	*	4.59	10.21	9.55

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
High Yield Bond	06-4PC	BrandywineGLOBAL Corporate Credit IS: Class Inst Investment Adviser: Brandywine Global Investment Mgmt, LLC Investment Subadviser: Brandywine Global Investment Mgmt, LLC	0.50		10.79	5.78	5.61
Large Cap Value	06-66T	BrandywineGLOBAL Div US Large Value IS: Class Inst Investment Adviser: Brandywine Global Investment Mgmt, LLC Investment Subadviser: Brandywine Global Investment Mgmt, LLC	0.71	*	4.63	10.05	9.46
World Bond	06-3G3	BrandywineGLOBAL Global Opp Bond IS: Class Inst Investment Adviser: Brandywine Global Investment Mgmt, LLC Investment Subadviser: Brandywine Global Investment Mgmt, LLC	0.56		(0.46)	(0.19)	1.21
Specialty	06-66R	Calamos Market Neutral Income R6: Class Retirement Investment Adviser: Calamos Investments	0.88		7.30	–	–
Balanced	06-4FJ	Calvert Balanced R6: Class Retirement Investment Adviser: Calvert Research and Management	0.62		14.21	–	–
Small Cap Blend	06-4FN	Calvert Small-Cap R6: Class Retirement Investment Adviser: Calvert Research and Management	0.86		(0.16)	–	–
Large Cap Blend	06-3FX	Calvert US Large Cap Core Rspnb Idx R6: Class Retirement Investment Adviser: Calvert Research and Management	0.19	*	20.44	14.49	–
Mid Cap Growth	06-6NJ	Carillon Eagle Mid Cap Growth R6: Class Retirement Investment Adviser: Eagle Asset Management, Inc. Investment Subadviser: Eagle Asset Management, Inc.	0.64		10.83	11.08	11.03
Intermediate Term Bond	06-6PX	Catholic Responsible Investments Bd Ins: Class Inst Investment Adviser: Teachers Advisors, LLC Investment Subadviser: Brandywine Global Investment Mgmt, LLC;Dodge & Cox;Sun Life Capital Management (U.S) LLC;Teachers Advisors, LLC;	0.36		2.49	–	–
Large Cap Blend	06-6R6	Catholic Rsp Invst Mlt-Styl US Eq Ins: Class Inst Investment Adviser: Wellington Management Company LLP Investment Subadviser: Mar Vista Investment Partners, LLC;Dodge & Cox;Wellington Management Company LLP;	0.67		18.66	–	–
Large Cap Blend	06-6R7	Catholic Rspnsbl Invst Equity Idx Ins: Class Inst Investment Adviser: Rhumbline Advisers Investment Subadviser: Rhumbline Advisers	0.09	*	21.17	–	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Foreign Small/Mid Eqty	06-6PY	Catholic Rspnsbl Invst Intl Sm-Cp Ins: Class Inst Investment Adviser: Christian Brothers Inv Srvc Inc Investment Subadviser: Lazard Asset Management LLC;Global Alpha Capital Management Ltd.;	1.15	*	4.11	–	–
Foreign Blend	06-6R3	Catholic Rspnsbl Invstmnts Intl Eq Inv: Class Inv Investment Adviser: WCM Investment Management Investment Subadviser: Causeway Capital Management LLC;Principal Global Investors LLC;WCM Investment Management;	0.97		8.14	–	–
Small Cap Blend	06-6R4	Catholic Rspnsbl Invstmnts Small-Cap Ins: Class Inst Investment Adviser: Rhumbline Advisers Investment Subadviser: Rhumbline Advisers	0.29		1.70	–	–
Large Cap Blend	06-3G6	ClearBridge Appreciation IS: Class Inst Investment Adviser: ClearBridge Investments, LLC. Investment Subadviser: ClearBridge Investments, LLC	0.56		19.49	13.73	11.81
Foreign Growth	06-3XJ	ClearBridge International Growth IS: Class Inst Investment Adviser: ClearBridge Investments, LLC.	0.70		7.03	7.92	–
Foreign Value	06-GJT	ClearBridge International Value IS: Class Inst Investment Adviser: ClearBridge Investments, LLC. Investment Subadviser: ClearBridge Investments, LLC	0.80	*	0.76	4.48	1.86
Large Cap Growth	06-GJW	ClearBridge Large Cap Growth IS: Class Inst Investment Adviser: ClearBridge Investments, LLC. Investment Subadviser: ClearBridge Investments, LLC	0.63		37.72	14.59	14.03
Mid Cap Blend	06-47N	ClearBridge Mid Cap I: Class Inst*** Investment Adviser: ClearBridge Investments, LLC. Investment Subadviser: ClearBridge Investments, LLC	0.86	*	2.25	8.36	7.43
Mid Cap Growth	06-6NT	ClearBridge Select IS: Class Inst Investment Adviser: ClearBridge Investments, LLC. Investment Subadviser: ClearBridge Investments, LLC	1.02		15.29	14.15	14.25
Small Cap Growth	06-64M	ClearBridge Small Cap Growth IS: Class Inst Investment Adviser: ClearBridge Investments, LLC. Investment Subadviser: ClearBridge Investments, LLC	0.78		(5.91)	6.55	7.86
Large Cap Blend	06-3XF	ClearBridge Sustainability Leaders IS: Class Inst Investment Adviser: ClearBridge Investments, LLC. Investment Subadviser: ClearBridge Investments, LLC	0.75	*	9.35	14.81	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
World Stock	06-6PK	Cohen & Steers Preferred Sec & Inc Z: Class Inst Investment Adviser: Cohen & Steers Capital Management, Inc.	0.77		1.48	3.47	–
Specialty	06-3KT	Cohen & Steers Real Estate Securities Z: Class Inst Investment Adviser: Cohen & Steers Capital Management, Inc.	0.75		(2.13)	5.74	–
Specialty	06-3KV	Cohen & Steers Realty Shares L: Class Other Investment Adviser: Cohen & Steers Capital Management, Inc.	0.88	*	(2.71)	5.88	7.82
Foreign Small/Mid Eqty	06-CWF	Columbia Acorn International Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.88	*	3.65	3.45	3.26
Balanced	06-66M	Columbia Capital Alloc Mod Agrsv Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.66		11.88	7.40	6.90
Balanced	06-66P	Columbia Capital Allocation Agrsv Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.69		13.61	8.67	7.90
Balanced	06-66F	Columbia Capital Allocation Cnsrv Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.63		5.67	2.86	3.09
Balanced	06-66J	Columbia Capital Allocation Mod Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.64		9.75	5.94	5.74
Large Cap Blend	06-46K	Columbia Contrarian Core Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.60	*	25.84	15.45	12.58
Large Cap Value	06-4FK	Columbia Dividend Income Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments North America	0.55		10.19	11.98	11.26
Emerging Market Bond	06-CWG	Columbia Emerging Markets Bond Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.70		5.57	0.72	2.83
Large Cap Growth	06-67R	Columbia Integrated Large Cap Gr Ins 3: Class Retirement Investment Adviser: Columbia Threadneedle Investments	0.42	*	34.99	16.18	–
Foreign Value	06-FTP	Columbia Overseas Value Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments North America	0.77	*	6.76	6.24	–
Intermediate Term Bond	06-FTT	Columbia Quality Income Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.48	*	0.94	(0.39)	–
Large Cap Growth	06-4GF	Columbia Select Large Cap Growth Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments North America	0.64	*	29.03	13.65	11.77
Large Cap Value	06-4GG	Columbia Select Large Cap Value Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.42	*	0.78	10.41	–
Mid Cap Value	06-64W	Columbia Select Mid Cap Value Instl 3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.73	*	2.20	10.94	8.73

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Specialty	06-6PN	Columbia Seligman Global Tech Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments North America	0.94		31.03	23.10	–
Specialty	06-FTR	Columbia Seligman Tech & Info Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments North America	0.87		29.91	22.73	–
Small Cap Value	06-4YY	Columbia Small Cap Value I Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.85		5.30	10.04	8.65
Diversified Emerging Markets	06-3YK	Delaware Emerging Markets R6: Class Retirement Investment Adviser: Macquarie Asset Management Investment Subadviser: Macquarie Investment Management Global Limited	1.12	*	2.65	2.51	–
Balanced	06-CXY	Delaware Ivy Balanced Fund Class R6: Class Retirement Investment Adviser: Waddell & Reed Investment Management Co Investment Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.71	*	11.97	9.08	–
High Yield Bond	06-GMF	Delaware Ivy High Income Fund Class R6: Class Retirement Investment Adviser: Ivy Investment Management Company Investment Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.63	*	7.85	4.04	–
Mid Cap Growth	06-3VY	Delaware Ivy Mid Cap Growth R6: Class Retirement Investment Adviser: Macquarie Asset Management Investment Subadviser: Macquarie Investment Management Global Limited	0.69	*	6.19	12.14	–
Specialty	06-GMG	Delaware Ivy Science and Technology R6: Class Retirement Investment Adviser: Macquarie Asset Management Investment Subadviser: Macquarie Investment Management Global Limited	0.87		32.40	16.34	–
Small Cap Blend	06-FNR	Delaware Ivy Smid Cap Core Fund Class R6: Class Retirement Investment Adviser: Ivy Investment Management Company Investment Subadviser: Macquarie Investment Management Global Limited	0.76	*	5.52	7.95	–
Diversified Emerging Markets	06-3XY	Delaware Ivy Systematic Em Mkts Eq R6: Class Retirement Investment Adviser: Macquarie Asset Management Investment Subadviser: Macquarie Investment Management Global Limited	0.65	*	(0.06)	3.03	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Small Cap Blend	06-3GP	Delaware Small Cap Core R6: Class Retirement Investment Adviser: Macquarie Asset Management Investment Subadviser: Macquarie Investment Management Global Limited	0.69		1.16	8.44	–
Small Cap Value	06-3CN	Delaware Small Cap Value R6: Class Retirement Investment Adviser: Macquarie Asset Management Investment Subadviser: Macquarie Investment Management Global Limited	0.70		(1.92)	7.60	–
Specialty	06-GKJ	DFA Commodity Strategy Institutional: Class Inst Investment Adviser: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.30		(8.14)	5.71	(0.76)
Diversified Emerging Markets	06-3CV	DFA Em Mkts Sustnby Cor 1 Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.45		0.93	2.08	–
Diversified Emerging Markets	06-3F9	DFA Emerging Markets Core Equity I: Class Inst Investment Adviser: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.40		2.99	3.81	4.32
Diversified Emerging Markets	06-CWJ	DFA Emerging Markets I: Class Inst Investment Adviser: DFA Australia Limited Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.36	*	0.21	2.48	3.70
Diversified Emerging Markets	06-6MG	DFA Emerging Markets Value I: Class Inst Investment Adviser: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.44	*	6.32	3.63	4.22
World Bond	06-3C4	DFA Five-Year Global Fixed-Income I: Class Inst Investment Adviser: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.20		4.68	0.46	1.16
Balanced	06-CWK	DFA Global Allocation 25/75 I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.25	*	6.24	4.01	3.49
Balanced	06-CWM	DFA Global Allocation 60/40 I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.24	*	9.01	7.36	6.19

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
World Stock	06-CWN	DFA Global Equity I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.25	*	11.70	10.74	8.87
Specialty	06-3CW	DFA Global Real Estate Securities Port: Class Inst Investment Adviser: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.22	*	(4.17)	2.11	5.23
Inflation-Protec Bond	06-GKK	DFA Inflation-Protected Securities I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.11		2.05	2.87	2.23
Int Government Bond	06-4FV	DFA Intermediate Govt Fixed-Income I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.11		1.67	0.47	1.24
Intermediate Term Bond	06-4NH	DFA Intermediate-Term Extnd Qlty I: Class Inst Investment Adviser: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.19		5.53	2.03	2.59
Foreign Blend	06-CWP	DFA International Core Equity I: Class Inst Investment Adviser: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.24		6.72	6.73	4.93
Foreign Small/Mid Eqty	06-CWR	DFA International Small Company I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.39		3.62	5.96	4.92
Foreign Value	06-6MH	DFA International Value I: Class Inst Investment Adviser: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.28	*	7.05	6.93	4.40
Foreign Blend	06-3C7	DFA Intl Sustainability Core 1: Class Inst Investment Adviser: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.25		7.85	6.93	4.93
Intermediate Term Bond	06-CWT	DFA Investment Grade I: Class Inst Investment Adviser: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.19		3.63	1.57	2.05
Foreign Blend	06-6HT	DFA Large Cap International I: Class Inst Investment Adviser: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.17		7.87	7.10	4.95

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Specialty	06-CWV	DFA Real Estate Securities I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.18	*	(3.70)	4.27	7.07
Short Term Bond	06-4NG	DFA Short-Term Extended Quality I: Class Inst** Investment Adviser: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.18		4.70	1.17	1.41
Large Cap Blend	06-4NF	DFA US Core Equity 1 I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.14		15.99	13.34	11.41
Large Cap Growth	06-CWW	DFA US Large Cap Growth Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.18		23.13	15.53	13.57
Large Cap Value	06-3C3	DFA US Large Cap Value I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.21	*	5.72	9.22	8.84
Large Cap Blend	06-CWX	DFA US Large Company I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.08	*	20.79	14.23	12.55
Small Cap Blend	06-3YM	DFA US Micro Cap I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.40		4.72	9.21	8.17
Small Cap Growth	06-CWY	DFA US Small Cap Growth Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.31		8.31	10.95	9.05
Small Cap Blend	06-GFK	DFA US Small Cap I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.27		4.86	9.50	8.18
Small Cap Value	06-4NC	DFA US Small Cap Value I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.30		6.40	10.95	8.25
Large Cap Blend	06-3C6	DFA US Sustainability Core 1: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.17		18.29	14.35	12.02
Small Cap Value	06-CXC	DFA US Targeted Value I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.29		5.76	11.49	8.68
World Bond	06-CXF	DFA World ex US Government Fxd Inc I: Class Inst Investment Adviser: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.19		5.71	(0.80)	1.94
Mgd Asset Allocation	06-3PK	Dimensional 2010 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.18	*	5.09	5.04	–
Mgd Asset Allocation	06-3PM	Dimensional 2015 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.17	*	4.61	5.05	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mgd Asset Allocation	06-3PN	Dimensional 2020 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.18		3.65	4.85	–
Mgd Asset Allocation	06-3PP	Dimensional 2025 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.17		3.16	5.03	–
Mgd Asset Allocation	06-3PR	Dimensional 2030 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.20		4.26	5.79	–
Mgd Asset Allocation	06-3PT	Dimensional 2035 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.21		6.51	6.66	–
Mgd Asset Allocation	06-3PV	Dimensional 2040 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.22		9.72	8.01	–
Mgd Asset Allocation	06-3PW	Dimensional 2045 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.22		12.77	10.08	–
Mgd Asset Allocation	06-3PX	Dimensional 2050 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.22		13.99	10.64	–
Mgd Asset Allocation	06-3PY	Dimensional 2055 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.22	*	13.95	10.65	–
Mgd Asset Allocation	06-3R3	Dimensional 2060 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.22	*	13.95	10.64	–
Mgd Asset Allocation	06-3R4	Dimensional Retirement Income Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.18		5.46	4.21	–
Large Cap Value	06-6MT	Dodge & Cox Stock X: Class Other Investment Adviser: Dodge & Cox	0.41	*	10.42	–	–
Diversified Emerging Markets	06-6J4	Driehaus Emerging Markets Growth Instl: Class Inst Investment Adviser: Driehaus Capital Management LLC	1.13		3.08	4.66	–
Diversified Emerging Markets	06-3VJ	DWS Emerging Markets Equity R6: Class Retirement Investment Adviser: DWS Americas Investment Subadviser: DWS International GmbH	0.93	*	(6.94)	(1.46)	–
World Allocation	06-6M6	DWS RREEF Real Assets R6: Class Retirement Investment Adviser: DWS Americas Investment Subadviser: RREEF America L.L.C.	0.90		(4.68)	5.49	–
Specialty	06-CWH	DWS RREEF Real Estate Securities R6: Class Retirement Investment Adviser: DWS Americas Investment Subadviser: RREEF America L.L.C.	0.53		(1.82)	4.36	–
Intermediate Term Bond	06-4NJ	Federated Hermes Corporate Bond R6: Class Retirement Investment Adviser: Federated Hermes, Inc.	0.59	*	4.32	2.40	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Cash	06-6MK	Federated Hermes Govt Obl Premier: Class Inst** Investment Adviser: Federated Hermes, Inc.	0.15	*	5.12	1.86	–
High Yield Bond	06-3GV	Federated Hermes Instl High Yield Bd R6: Class Retirement Investment Adviser: Federated Hermes, Inc.	0.49	*	8.79	4.03	–
Foreign Blend	06-GKN	Federated Hermes Intl Leaders R6: Class Retirement Investment Adviser: Federated Hermes, Inc.	0.74	*	4.82	8.70	4.68
Large Cap Growth	06-CXG	Federated Hermes Kaufmann Large Cap R6: Class Retirement Investment Adviser: Federated Hermes, Inc. Investment Subadviser: Federated Global Investment Management Corp	0.78	*	28.47	12.15	11.52
Small Cap Growth	06-4PW	Federated Hermes Kaufmann Small Cap IS: Class Inst Investment Adviser: Federated Hermes, Inc. Investment Subadviser: Federated Global Investment Management Corp	0.90	*	3.54	7.15	–
Small Cap Blend	06-3MG	Federated Hermes MDT Small Cap Core R6: Class Retirement Investment Adviser: Federated Hermes, Inc.	0.88	*	6.46	8.20	–
Small Cap Growth	06-FTX	Federated Hermes MDT Small Cap Growth R6: Class Retirement Investment Adviser: Federated Hermes, Inc.	0.88	*	4.60	7.11	–
High Yield Bond	06-GKM	Federated Hermes Opportunistic HY Bd R6: Class Retirement Investment Adviser: Federated Hermes, Inc.	0.72	*	8.77	4.72	–
Intermediate Term Bond	06-6GY	Federated Hermes Total Return Bond R6: Class Retirement Investment Adviser: Federated Hermes, Inc.	0.38	*	2.07	1.77	–
Mgd Asset Allocation	06-GHK	Fidelity Advisor Freedom 2005 Z6: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.24		4.40	3.57	–
Mgd Asset Allocation	06-GHM	Fidelity Advisor Freedom 2010 Z6: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.25		5.02	4.32	–
Mgd Asset Allocation	06-GHN	Fidelity Advisor Freedom 2015 Z6: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.27		5.88	5.08	–
Mgd Asset Allocation	06-GHP	Fidelity Advisor Freedom 2020 Z6: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.30		6.56	5.76	–
Mgd Asset Allocation	06-GHR	Fidelity Advisor Freedom 2025 Z6: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.34		7.17	6.38	–
Mgd Asset Allocation	06-GHT	Fidelity Advisor Freedom 2030 Z6: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.37		8.03	7.26	–
Mgd Asset Allocation	06-GHV	Fidelity Advisor Freedom 2035 Z6: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.41		9.49	8.59	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Mgd Asset Allocation	06-GHW	Fidelity Advisor Freedom 2040 Z6: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.44	10.88	9.51	–
Mgd Asset Allocation	06-GHX	Fidelity Advisor Freedom 2045 Z6: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.45	11.34	9.61	–
Mgd Asset Allocation	06-GHY	Fidelity Advisor Freedom 2050 Z6: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.45	11.32	9.59	–
Mgd Asset Allocation	06-GJC	Fidelity Advisor Freedom 2055 Z6: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.45	11.26	9.60	–
Mgd Asset Allocation	06-GJF	Fidelity Advisor Freedom 2060 Z6: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.45	11.27	9.59	–
Mgd Asset Allocation	06-63Y	Fidelity Advisor Freedom 2065 Z6: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.45	11.25	–	–
Mgd Asset Allocation	06-46H	Fidelity Advisor Freedom Blend 2015 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.22	5.85	4.94	–
Mgd Asset Allocation	06-43N	Fidelity Advisor Freedom Blend 2020 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.24	6.71	5.65	–
Mgd Asset Allocation	06-43P	Fidelity Advisor Freedom Blend 2025 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.25	7.37	6.28	–
Mgd Asset Allocation	06-43R	Fidelity Advisor Freedom Blend 2030 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.26	8.25	7.20	–
Mgd Asset Allocation	06-43T	Fidelity Advisor Freedom Blend 2035 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.27	9.82	8.60	–
Mgd Asset Allocation	06-43V	Fidelity Advisor Freedom Blend 2040 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.28	11.31	9.53	–
Mgd Asset Allocation	06-43W	Fidelity Advisor Freedom Blend 2045 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.29	11.78	9.65	–
Mgd Asset Allocation	06-43X	Fidelity Advisor Freedom Blend 2050 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.29	11.76	9.63	–
Mgd Asset Allocation	06-43Y	Fidelity Advisor Freedom Blend 2055 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.29	11.67	9.62	–
Mgd Asset Allocation	06-44C	Fidelity Advisor Freedom Blend 2060 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.29	11.77	9.63	–
Mgd Asset Allocation	06-64C	Fidelity Advisor Freedom Blend 2065 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.29	11.69	–	–
Mgd Asset Allocation	06-44F	Fidelity Advisor Freedom Blend Inc Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.21	4.32	3.01	–

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Mgd Asset Allocation	06-GJG	Fidelity Advisor Freedom Income Z6: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.24	4.44	3.21	–
Balanced	06-FVF	Fidelity Advisor Balanced Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.45	15.98	11.27	9.39
Foreign Growth	06-4N6	Fidelity Advisor China Region Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	0.81	(16.94)	2.52	–
Foreign Growth	06-FVG	Fidelity Advisor Diversified Intl Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	0.77	8.75	8.52	5.88
Large Cap Blend	06-FVH	Fidelity Advisor Diversified Stock Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.48	23.30	15.42	12.27
Large Cap Growth	06-4RH	Fidelity Advisor Growth Opps Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.35	34.36	17.02	16.23
Specialty	06-4G3	Fidelity Advisor Industrials Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.64	16.41	10.67	–

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Foreign Growth	06-FVJ	Fidelity Advisor Intl Cap App Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	0.67		17.46	9.94	–
Specialty	06-4G4	Fidelity Advisor Intl Real Estate Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	0.80		(5.75)	0.43	–
Foreign Small/Mid Eqty	06-4XH	Fidelity Advisor Intl Small Cap Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);Fidelity Management & Research (HK) Ltd;	1.03		9.67	7.19	–
Intermediate Term Bond	06-6JF	Fidelity Advisor Investment Gr Bd Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.36	*	2.84	1.75	–
Mid Cap Value	06-3HN	Fidelity Advisor Mid Cap Value Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.67		9.31	10.29	–
Large Cap Growth	06-FVK	Fidelity Advisor New Insights Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.33		32.72	13.55	12.00

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Small Cap Value	06-4TT	Fidelity Advisor Small Cap Value Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.90		4.12	11.31	–
Specialty	06-4N4	Fidelity Advisor Technology Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.60		46.96	25.67	–
Intermediate Term Bond	06-FVM	Fidelity Advisor Total Bond Z: Class Inst Investment Adviser: Fidelity Institutional Asset Management Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	0.36	*	3.57	2.05	–
Mid Cap Value	06-6PM	Fidelity Advisor Value Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.75	*	4.99	13.23	–
Mgd Asset Allocation	06-6HV	Fidelity Freedom Index 2005 Instl Prem: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.08		4.96	3.47	–
Mgd Asset Allocation	06-4C3	Fidelity Freedom Index 2005 Investor: Class Inv*** Investment Adviser: FMR Co., Inc. (FMRC)	0.12		4.92	3.41	3.69
Mgd Asset Allocation	06-67X	Fidelity Freedom Index 2005 Premier: Class Other*** Investment Adviser: FMR Co., Inc. (FMRC)	0.06		5.00	–	–
Mgd Asset Allocation	06-6H7	Fidelity Freedom Index 2010 Instl Prem: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.08		5.65	4.16	–
Mgd Asset Allocation	06-49Y	Fidelity Freedom Index 2010 Investor: Class Inv*** Investment Adviser: FMR Co., Inc. (FMRC)	0.12		5.52	4.11	4.35
Mgd Asset Allocation	06-67Y	Fidelity Freedom Index 2010 Premier: Class Other*** Investment Adviser: FMR Co., Inc. (FMRC)	0.06		5.68	–	–
Mgd Asset Allocation	06-6H9	Fidelity Freedom Index 2015 Instl Prem: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.08		6.32	4.85	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Mgd Asset Allocation	06-4C4	Fidelity Freedom Index 2015 Investor: Class Inv Investment Adviser: FMR Co., Inc. (FMRC)	0.12	6.27	4.82	4.99
Mgd Asset Allocation	06-69C	Fidelity Freedom Index 2015 Premier: Class Other*** Investment Adviser: FMR Co., Inc. (FMRC)	0.06	6.35	–	–
Mgd Asset Allocation	06-6HW	Fidelity Freedom Index 2020 Instl Prem: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.08	7.03	5.49	–
Mgd Asset Allocation	06-4C6	Fidelity Freedom Index 2020 Investor: Class Inv*** Investment Adviser: FMR Co., Inc. (FMRC)	0.12	6.97	5.45	5.51
Mgd Asset Allocation	06-69F	Fidelity Freedom Index 2020 Premier: Class Other*** Investment Adviser: FMR Co., Inc. (FMRC)	0.06	6.99	–	–
Mgd Asset Allocation	06-6HC	Fidelity Freedom Index 2025 Instl Prem: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.08	7.66	6.08	–
Mgd Asset Allocation	06-4C7	Fidelity Freedom Index 2025 Investor: Class Inv*** Investment Adviser: FMR Co., Inc. (FMRC)	0.12	7.67	6.04	6.04
Mgd Asset Allocation	06-69G	Fidelity Freedom Index 2025 Premier: Class Other*** Investment Adviser: FMR Co., Inc. (FMRC)	0.06	7.69	–	–
Mgd Asset Allocation	06-6HF	Fidelity Freedom Index 2030 Instl Prem: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.08	8.52	6.91	–
Mgd Asset Allocation	06-4C9	Fidelity Freedom Index 2030 Investor: Class Inv*** Investment Adviser: FMR Co., Inc. (FMRC)	0.12	8.47	6.86	6.85
Mgd Asset Allocation	06-69H	Fidelity Freedom Index 2030 Premier: Class Other*** Investment Adviser: FMR Co., Inc. (FMRC)	0.06	8.49	–	–
Mgd Asset Allocation	06-6HG	Fidelity Freedom Index 2035 Instl Prem: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.08	9.87	8.16	–
Mgd Asset Allocation	06-4CC	Fidelity Freedom Index 2035 Investor: Class Inv*** Investment Adviser: FMR Co., Inc. (FMRC)	0.12	9.82	8.12	7.73
Mgd Asset Allocation	06-69J	Fidelity Freedom Index 2035 Premier: Class Other*** Investment Adviser: FMR Co., Inc. (FMRC)	0.06	9.89	–	–
Mgd Asset Allocation	06-6HH	Fidelity Freedom Index 2040 Instl Prem: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.08	11.29	9.12	–
Mgd Asset Allocation	06-4CF	Fidelity Freedom Index 2040 Investor: Class Inv*** Investment Adviser: FMR Co., Inc. (FMRC)	0.12	11.24	9.07	8.21
Mgd Asset Allocation	06-69K	Fidelity Freedom Index 2040 Premier: Class Other*** Investment Adviser: FMR Co., Inc. (FMRC)	0.06	11.32	–	–

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Mgd Asset Allocation	06-6HJ	Fidelity Freedom Index 2045 Instl Prem: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.08	11.68	9.21	–
Mgd Asset Allocation	06-4CG	Fidelity Freedom Index 2045 Investor: Class Inv Investment Adviser: FMR Co., Inc. (FMRC)	0.12	11.64	9.16	8.25
Mgd Asset Allocation	06-69M	Fidelity Freedom Index 2045 Premier: Class Other*** Investment Adviser: FMR Co., Inc. (FMRC)	0.06	11.71	–	–
Mgd Asset Allocation	06-6HK	Fidelity Freedom Index 2050 Instl Prem: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.08	11.66	9.20	–
Mgd Asset Allocation	06-4CH	Fidelity Freedom Index 2050 Investor: Class Inv*** Investment Adviser: FMR Co., Inc. (FMRC)	0.12	11.60	9.16	8.25
Mgd Asset Allocation	06-69N	Fidelity Freedom Index 2050 Premier: Class Other*** Investment Adviser: FMR Co., Inc. (FMRC)	0.06	11.74	–	–
Mgd Asset Allocation	06-6HM	Fidelity Freedom Index 2055 Instl Prem: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.08	11.68	9.21	–
Mgd Asset Allocation	06-4CJ	Fidelity Freedom Index 2055 Investor: Class Inv*** Investment Adviser: FMR Co., Inc. (FMRC)	0.12	11.63	9.16	8.25
Mgd Asset Allocation	06-69P	Fidelity Freedom Index 2055 Premier: Class Other*** Investment Adviser: FMR Co., Inc. (FMRC)	0.06	11.71	–	–
Mgd Asset Allocation	06-6HN	Fidelity Freedom Index 2060 Instl Prem: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.08	11.68	9.20	–
Mgd Asset Allocation	06-4CK	Fidelity Freedom Index 2060 Investor: Class Inv*** Investment Adviser: FMR Co., Inc. (FMRC)	0.12	11.56	9.15	–
Mgd Asset Allocation	06-69R	Fidelity Freedom Index 2060 Premier: Class Other*** Investment Adviser: FMR Co., Inc. (FMRC)	0.06	11.71	–	–
Mgd Asset Allocation	06-6HP	Fidelity Freedom Index 2065 Instl Prm: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.08	11.65	–	–
Mgd Asset Allocation	06-4F3	Fidelity Freedom Index 2065 Investor: Class Inv*** Investment Adviser: FMR Co., Inc. (FMRC)	0.12	11.60	–	–
Mgd Asset Allocation	06-69T	Fidelity Freedom Index 2065 Premier: Class Other*** Investment Adviser: FMR Co., Inc. (FMRC)	0.06	11.66	–	–
Mgd Asset Allocation	06-6H6	Fidelity Freedom Index Inc Instl Prem: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.08	4.96	3.11	–
Mgd Asset Allocation	06-4F4	Fidelity Freedom Index Income Investor: Class Inv*** Investment Adviser: FMR Co., Inc. (FMRC)	0.12	4.83	3.04	3.06

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Mgd Asset Allocation	06-67W	Fidelity Freedom Index Income Premier: Class Other*** Investment Adviser: FMR Co., Inc. (FMRC)	0.06	4.97	–	–
Large Cap Blend	06-3HR	Fidelity 500 Index: Class Other Investment Adviser: Geode Capital Management, LLC Investment Subadviser: Geode Capital Management, LLC	0.02	20.82	14.29	12.60
Large Cap Growth	06-6FN	Fidelity Blue Chip Growth K6: Class Retirement Investment Adviser: Fidelity Management Trust Company Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.46	41.48	19.79	–
Large Cap Growth	06-6HR	Fidelity Contrafund K6: Class Retirement Investment Adviser: Fidelity Management Trust Company Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.45	34.56	15.32	–
Diversified Emerging Markets	06-3WN	Fidelity Emerging Markets Idx: Class No Load Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: Geode Capital Management, LLC	0.08	(3.88)	0.65	2.98
Mid Cap Blend	06-3WJ	Fidelity Extended Market Index: Class No Load Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: Geode Capital Management, LLC	0.04	10.42	8.94	8.50
Inflation-Protec Bond	06-3WK	Fidelity Inflation-Prot Bd Index: Class No Load Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.05	2.12	2.83	2.17
Foreign Blend	06-3HX	Fidelity International Index: Class No Load Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: Geode Capital Management, LLC	0.04	8.65	6.90	4.86
Foreign Blend	06-4H6	Fidelity Intl Sustainability Idx: Class No Load Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: Geode Capital Management, LLC	0.20	3.60	4.90	–

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Cash	06-6PP	Fidelity Inv MM Government Instl: Class Inst** Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.14	*	5.16	1.85	–
Large Cap Growth	06-4RK	Fidelity Large Cap Growth Idx: Class No Load Investment Adviser: Geode Capital Management, LLC Investment Subadviser: Geode Capital Management, LLC	0.04		35.02	18.02	–
Large Cap Value	06-4RJ	Fidelity Large Cap Value Index: Class No Load Investment Adviser: Geode Capital Management, LLC Investment Subadviser: Geode Capital Management, LLC	0.04		6.12	9.27	–
Mid Cap Blend	06-3HW	Fidelity Mid Cap Index: Class No Load Investment Adviser: Geode Capital Management, LLC Investment Subadviser: Geode Capital Management, LLC	0.03		6.72	10.08	9.48
Balanced	06-4N3	Fidelity Multi-Asset Index: Class No Load Investment Adviser: Fidelity Management & Research Company LLC	0.11	*	11.05	9.19	8.22
Specialty	06-3WP	Fidelity Real Estate Index: Class No Load Investment Adviser: Geode Capital Management, LLC Investment Subadviser: Geode Capital Management, LLC	0.07		(3.66)	1.61	5.38
Small Cap Blend	06-3HV	Fidelity Small Cap Index: Class No Load Investment Adviser: Geode Capital Management, LLC Investment Subadviser: Geode Capital Management, LLC	0.03		2.52	6.90	7.20
Intermediate Term Bond	06-4H4	Fidelity Sustainability Bond Index: Class No Load Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.10		2.13	0.70	–
Foreign Blend	06-3WH	Fidelity Total International Index: Class No Load Investment Adviser: Fidelity Management & Research Company LLC	0.06		4.64	5.28	–
Large Cap Blend	06-3MR	Fidelity Total Market Index: Class No Load Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: Geode Capital Management, LLC	0.02		19.20	13.43	11.90
Large Cap Blend	06-3X3	Fidelity U.S. Sustainability Index: Class No Load Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: Geode Capital Management, LLC	0.11		23.86	14.97	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Intermediate Term Bond	06-3HT	Fidelity U.S. Bond Index: Class No Load Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.03		2.17	0.83	1.61
World Allocation	06-3VC	First Eagle Global R6: Class Retirement Investment Adviser: First Eagle Investment Mgt, LLC	0.79		6.05	7.93	–
Specialty	06-6NG	First Eagle Gold R6: Class Retirement Investment Adviser: First Eagle Investment Mgt, LLC	0.85		(10.02)	8.67	–
Foreign Blend	06-3VF	First Eagle Overseas R6: Class Retirement Investment Adviser: First Eagle Investment Mgt, LLC	0.80		2.46	5.07	–
Small Cap Value	06-6MW	First Eagle Small Cap Opportunity R6: Class Retirement Investment Adviser: First Eagle Investment Mgt, LLC	1.01	*	0.55	–	–
Large Cap Growth	06-3RY	Franklin DynaTech R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.48		36.67	14.70	14.29
Large Cap Value	06-3T3	Franklin Equity Income R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.50	*	6.60	10.19	9.27
Large Cap Growth	06-4PN	Franklin Growth Opportunities R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.58	*	34.04	13.79	11.85
Large Cap Growth	06-FXP	Franklin Growth R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.47		22.91	13.90	12.94
Balanced	06-GKR	Franklin Income R6: Class Retirement Investment Adviser: Franklin Templeton Invts	0.41	*	4.22	6.66	5.48
Foreign Growth	06-3T4	Franklin Intl Growth R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.76	*	0.49	5.52	5.80
Balanced	06-3TN	Franklin Managed Income R6: Class Retirement Investment Adviser: Franklin Templeton Invts	0.60	*	3.88	6.75	6.44
World Stock	06-FXR	Franklin Mutual Global Discovery R6: Class Retirement Investment Adviser: Franklin Templeton Invts	0.86		11.95	8.84	6.72
World Allocation	06-3T6	Franklin Mutual Quest R6: Class Retirement Investment Adviser: Franklin Templeton Invts	0.72	*	4.52	3.69	3.97
Specialty	06-4PG	Franklin Real Estate Securities R6: Class Retirement Investment Adviser: Franklin Templeton Invts	0.57	*	(4.45)	4.33	6.46
Large Cap Blend	06-3T7	Franklin Rising Dividends R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.52	*	10.94	12.97	11.18

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Small Cap Growth	06-3T9	Franklin Small Cap Growth R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.67	*	14.36	8.56	8.41
Small Cap Value	06-GKT	Franklin Small Cap Value R6: Class Retirement*** Investment Adviser: Franklin Templeton Investments	0.59	*	0.58	8.84	7.59
Mid Cap Growth	06-3TC	Franklin Small-Mid Cap Growth R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.51	*	15.98	11.52	9.78
Multisector Bond	06-CXH	Franklin Strategic Income R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.55	*	5.90	1.94	2.18
Int Government Bond	06-3RV	Franklin US Government Secs R6: Class Retirement Investment Adviser: Franklin Templeton Invts	0.51	*	1.42	0.03	0.77
Specialty	06-FNP	Franklin Utilities R6: Class Retirement Investment Adviser: Franklin Templeton Invts	0.49	*	(6.55)	5.72	7.90
Short Term Bond	06-GKV	Frost Credit Institutional: Class Inst Investment Adviser: Frost Investment Advisors, LLC	0.73		9.97	4.38	4.29
Large Cap Growth	06-GKW	Frost Growth Equity Inst: Class Inst Investment Adviser: Frost Investment Advisors, LLC	0.63		39.88	15.84	14.37
Short Term Bond	06-GKX	Frost Total Return Bond Inst: Class Inst Investment Adviser: Frost Investment Advisors, LLC	0.47		7.91	3.14	3.15
Intermediate Term Bond	06-4PV	Goldman Sachs Core Fixed Income R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management B.V.	0.38	*	2.32	1.26	–
Diversified Emerging Markets	06-3GG	Goldman Sachs Emerging Markets Eq R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management B.V.	1.02	*	(6.70)	1.26	–
Cash	06-CXJ	Goldman Sachs FS Government R6: Class Retirement** Investment Adviser: Goldman Sachs Asset Management, L.P.	0.18		5.13	1.87	–
Foreign Blend	06-CXM	Goldman Sachs Intl Eq Insghts R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.80	*	12.39	6.57	–
Large Cap Growth	06-CXN	Goldman Sachs Large Cap Gr Insghts R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.54	*	29.45	15.05	–
Large Cap Value	06-CXP	Goldman Sachs Large Cp Val Insghts R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.55	*	5.73	8.21	–
Mid Cap Growth	06-CXK	Goldman Sachs Mid Cap Growth R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.85	*	9.91	11.42	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mid Cap Blend	06-CXR	Goldman Sachs Mid Cap Value R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.82		4.11	11.35	–
Small Cap Blend	06-46M	Goldman Sachs Small Cap Eq Insghts R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management B.V.	0.84	*	7.07	7.14	–
Small Cap Blend	06-CXT	Goldman Sachs Small Cap Value R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.99	*	(1.49)	5.48	–
Mid Cap Growth	06-4NP	Goldman Sachs Small/Mid Cap Growth R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.92		6.45	10.90	–
Large Cap Blend	06-FXT	Goldman Sachs US Equity Insights R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management B.V.	0.55	*	17.36	12.19	–
Intermediate Term Bond	06-6KG	Guggenheim Macro Opportunities R6: Class Retirement Investment Adviser: Guggenheim Investments	1.04	*	6.95	–	–
Intermediate Term Bond	06-6KF	Guggenheim Total Return Bond R6: Class Retirement Investment Adviser: Guggenheim Investments	0.58	*	3.20	1.80	–
World Stock	06-3MT	GuideStone Funds Aggressive Allc Inv: Class Other Investment Adviser: GuideStone Capital Management, LLC Investment Subadviser: Parametric Portfolio Associates LLC	1.10		12.62	8.58	7.51
Balanced	06-3MV	GuideStone Funds Balanced Allc Inv: Class Other Investment Adviser: GuideStone Capital Management, LLC Investment Subadviser: Parametric Portfolio Associates LLC	0.97		7.11	4.63	4.26
Balanced	06-3MW	GuideStone Funds Conservative Allc Inv: Class Other Investment Adviser: GuideStone Capital Management, LLC Investment Subadviser: Parametric Portfolio Associates LLC	0.91		6.11	3.21	2.84
Balanced	06-3MX	GuideStone Funds Defensv Mkt Strats Inv: Class Other Investment Adviser: GuideStone Capital Management, LLC Investment Subadviser: Shenkman Capital Management Inc;American Century Investment Management Inc;Parametric Portfolio Associates LLC;PGIM Quantitative Solutions LLC;Neuberger Berman Investment Advisers LLC;	0.96		8.36	6.70	7.36
Diversified Emerging Markets	06-3YV	GuideStone Funds Emerging Mkts Eq Instl: Class Inst Investment Adviser: GuideStone Capital Management, LLC Investment Subadviser: Goldman Sachs Asset Management, L.P.;Parametric Portfolio Associates LLC;Wellington Management Company LLP;AQR Capital Management LLC;RBC Global Asset Management (UK) Limited;	1.11		(1.88)	2.06	2.17

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Large Cap Blend	06-3YW	GuideStone Funds Equity Index Instl: Class Inst Investment Adviser: Legal & General Investment Management America Inc Investment Subadviser: Legal & General Investment Management America Inc	0.12	20.77	14.06	12.48
World Bond	06-3YY	GuideStone Funds Global Bond Instl: Class Inst Investment Adviser: GuideStone Capital Management, LLC Investment Subadviser: Loomis, Sayles & Company LP;Parametric Portfolio Associates LLC;Western Asset Management Company, LLC;Neuberger Berman Investment Advisers LLC;	0.58	2.11	0.19	–
Specialty	06-43C	GuideStone Funds Global Rl Est Secs Inst: Class Inst Investment Adviser: GuideStone Capital Management, LLC Investment Subadviser: Heitman Real Estate Securities LLC;RREEF America L.L.C.;	0.84	(2.01)	2.17	–
Balanced	06-3MY	GuideStone Funds Growth Allocation Inv: Class Other Investment Adviser: GuideStone Capital Management, LLC Investment Subadviser: Parametric Portfolio Associates LLC	1.05	9.77	6.64	5.79
Large Cap Growth	06-43F	GuideStone Funds Growth Equity Instl: Class Inst Investment Adviser: GuideStone Capital Management, LLC Investment Subadviser: Loomis, Sayles & Company LP;J.P. Morgan Investment Management, Inc.;Sands Capital Management, LLC;Parametric Portfolio Associates LLC;William Blair Investment Management, LLC;	0.67	34.12	13.46	12.56
Foreign Blend	06-43G	GuideStone Funds International Eq Instl: Class Inst Investment Adviser: GuideStone Capital Management, LLC Investment Subadviser: Altrinsic Global Advisors LLC;MFS Institutional Advisors Inc;Parametric Portfolio Associates LLC;WCM Investment Management;AQR Capital Management LLC;	0.86	9.42	6.27	4.81
Intermediate Term Bond	06-43H	GuideStone Funds Medium-Dur Bd Instl: Class Inst Investment Adviser: GuideStone Capital Management, LLC Investment Subadviser: Goldman Sachs Asset Management, L.P.;Guggenheim Partners Investment Mgmt LLC;Parametric Portfolio Associates LLC;Pacific Investment Management Company, LLC;Western Asset Management Company, LLC;	0.40	2.56	0.95	1.76

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Small Cap Blend	06-43J	GuideStone Funds Small Cap Equity Instl: Class Inst Investment Adviser: GuideStone Capital Management, LLC Investment Subadviser: TimesSquare Capital Management, LLC;American Century Investment Management Inc;Jacobs Levy Equity Management, Inc.;Parametric Portfolio Associates LLC;Delaware Investments Fund Advisers;	0.94		1.38	8.52	7.04
Large Cap Value	06-43M	GuideStone Funds Value Equity Instl: Class Inst Investment Adviser: GuideStone Capital Management, LLC Investment Subadviser: TCW Investment Management Co LLC;London Company of Virginia;Parametric Portfolio Associates LLC;American Century Investment Management;Barrow Hanley Mewhinney & Strauss;	0.65		6.92	9.86	8.57
Large Cap Growth	06-49R	Harbor Capital Appreciation Retirement: Class Retirement Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	0.59	*	44.69	16.71	–
Intermediate Term Bond	06-6JR	Harbor Core Bond Retirement: Class Retirement Investment Adviser: Income Research & Management Investment Subadviser: Income Research & Management	0.26	*	2.11	1.17	–
Mid Cap Value	06-49T	Harbor Mid Cap Value Retirement: Class Retirement Investment Adviser: LSV Asset Management Investment Subadviser: LSV Asset Management	0.77	*	5.73	8.47	–
Balanced	06-3P9	Hartford Balanced Income R6: Class Retirement Investment Adviser: Wellington Management Company LLP Investment Subadviser: Wellington Management Company LLP	0.54		3.18	5.79	–
World Stock	06-3XH	Hartford Climate Opportunities R6: Class Retirement Investment Adviser: Hartford Investment Management Co Investment Subadviser: Schroder Investment Management North America Ltd;Wellington Management Company LLP;Schroder Investment Management North America Inc.;	0.69	*	(1.16)	11.99	–
Large Cap Blend	06-3YJ	Hartford Core Equity R6: Class Retirement Investment Adviser: Wellington Management Company LLP Investment Subadviser: Wellington Management Company LLP	0.36		18.35	13.22	–
Large Cap Value	06-3NY	Hartford Dividend and Growth R6: Class Retirement Investment Adviser: Wellington Management Company LLP Investment Subadviser: Wellington Management Company LLP	0.63		9.53	12.29	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Cap Growth	06-3P4	Hartford Growth Opportunities R6: Class Retirement Investment Adviser: Wellington Management Company LLP Investment Subadviser: Wellington Management Company LLP	0.74		33.04	13.53	–
Foreign Growth	06-3WC	Hartford International Growth R6: Class Retirement Investment Adviser: Wellington Management Company LLP Investment Subadviser: Wellington Management Company LLP	0.85		5.46	5.62	–
Foreign Blend	06-3F7	Hartford International Opportunities R6: Class Retirement Investment Adviser: Wellington Management Company LLP Investment Subadviser: Wellington Management Company LLP	0.70		1.81	6.42	–
Mid Cap Growth	06-39T	Hartford MidCap R6: Class Retirement Investment Adviser: Wellington Management Company LLP Investment Subadviser: Wellington Management Company LLP	0.74		4.54	7.33	–
Foreign Blend	06-3NX	Hartford Schroders International Stk SDR: Class Retirement Investment Adviser: Schroders Investment Mgt North America Investment Subadviser: Schroder Investment Management North America Ltd;Schroder Investment Management North America Inc.;	0.71		6.30	9.16	–
Foreign Value	06-3NW	Hartford Schroders Intl Multi-Cp Val SDR: Class Retirement Investment Adviser: Schroders Investment Mgt North America Investment Subadviser: Schroder Investment Management North America Ltd;Schroder Investment Management North America Inc.;	0.75		4.49	4.60	–
Intermediate Term Bond	06-3P6	Hartford Total Return Bond R6: Class Retirement Investment Adviser: Wellington Management Company LLP Investment Subadviser: Wellington Management Company LLP	0.32		3.45	1.57	–
World Bond	06-3P7	Hartford World Bond R6: Class Retirement Investment Adviser: Wellington Management Company LLP Investment Subadviser: Wellington Management Company LLP	0.62		1.95	0.90	–
Large Cap Value	06-4PM	Invesco Comstock R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.45		6.58	11.87	9.78
Intermediate Term Bond	06-3G7	Invesco Core Plus Bond R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.46	*	2.40	1.79	2.57
Intermediate Term Bond	06-3W4	Invesco Corporate Bond R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.37		3.44	2.86	3.45
Diversified Emerging Markets	06-DDD	Invesco Developing Markets R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.84		(3.87)	(0.04)	2.20
Mid Cap Growth	06-3F3	Invesco Discovery Mid Cap Growth R6: Class Inst Investment Adviser: Invesco Advisers, Inc	0.67		10.95	11.29	10.07

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Cap Value	06-CXV	Invesco Diversified Dividend R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.46		5.12	8.79	8.26
Large Cap Blend	06-46C	Invesco Equally-Wtd S&P 500 R6: Class Retirement Investment Adviser: Invesco Capital Management LLC Investment Subadviser: Invesco Capital Management LLC	0.18		5.03	11.30	10.46
Foreign Growth	06-CXW	Invesco EQV International Equity R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.83		6.67	6.46	4.78
Foreign Small/Mid Eqty	06-4FY	Invesco EQV Intl Small Company R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	1.07		6.93	8.16	5.40
Specialty	06-FXV	Invesco Floating Rate ESG R6: Class Retirement Investment Adviser: Invesco Advisers, Inc Investment Subadviser: Invesco Senior Secured Management Inc	0.75		10.35	4.68	3.91
World Stock	06-FYW	Invesco Global Opportunities R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.73		0.95	0.73	6.16
World Stock	06-FYV	Invesco Global R6: Class Retirement Investment Adviser: Invesco Advisers, Inc.	0.69		25.48	10.73	9.33
Specialty	06-34Y	Invesco Gold & Special Minerals R6: Class Retirement Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds)	0.66		(13.97)	7.57	4.15
World Bond	06-FYX	Invesco International Bond R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.71		3.41	(0.57)	1.14
Foreign Small/Mid Eqty	06-FCC	Invesco International Small-Mid Com R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.97		0.97	4.45	7.09
Foreign Growth	06-FNC	Invesco Oppenheimer International Gr R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.69		10.95	7.56	4.73
Specialty	06-GCC	Invesco Senior Floating Rate R6: Class Retirement Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds) Investment Subadviser: Invesco Senior Secured Management Inc	0.74		10.35	3.40	3.39
Small Cap Growth	06-CXX	Invesco Small Cap Growth R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.74		3.11	6.63	7.86
Small Cap Value	06-6PR	Invesco Small Cap Value R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.71		11.88	16.89	–
Specialty	06-6CH	Invesco SteelPath MLP Income R6: Class Retirement Investment Adviser: OFI SteelPath, Inc.	4.57	*	18.53	12.42	3.90
Mid Cap Value	06-6KP	Invesco Value Opportunities R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.72		8.21	13.57	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Foreign Blend	06-3VK	iShares MSCI EAFE Intl Idx K: Class Retirement Investment Adviser: BlackRock Inc Investment Subadviser: BlackRock Fund Advisors	0.04		8.48	6.85	4.74
Foreign Blend	06-46N	iShares MSCI Total Intl Idx K: Class Retirement Investment Adviser: BlackRock Inc	0.10		4.30	4.95	4.02
Large Cap Blend	06-46P	iShares Russell 1000 Large-Cap Idx K: Class Retirement Investment Adviser: BlackRock Fund Advisors	0.07		20.23	13.93	12.25
Small Cap Blend	06-3GR	iShares Russell 2000 Small-Cap Idx K: Class Retirement Investment Adviser: BlackRock Inc Investment Subadviser: BlackRock Fund Advisors	0.07		2.40	6.85	7.08
Mid Cap Blend	06-3GM	iShares Russell Mid-Cap Index K: Class Retirement Investment Adviser: BlackRock Fund Advisors Investment Subadviser: BlackRock Fund Advisors	0.05		6.70	10.08	–
Large Cap Blend	06-3G4	iShares S&P 500 Index K: Class Retirement Investment Adviser: BlackRock Fund Advisors	0.03		20.76	14.27	12.58
Large Cap Blend	06-3XR	iShares Total US Stock Market Idx K: Class Retirement Investment Adviser: BlackRock Fund Advisors Investment Subadviser: BlackRock Fund Advisors	0.02		19.19	13.57	–
Intermediate Term Bond	06-3VM	iShares US Aggregate Bond Index K: Class Other Investment Adviser: BlackRock Fund Advisors	0.05	*	2.19	0.86	1.59
Balanced	06-CYC	Janus Henderson Balanced N: Class N Investment Adviser: Janus Henderson Investors	0.57		12.50	9.19	8.49
World Bond	06-4TJ	Janus Henderson Developed World Bond N: Class N Investment Adviser: Janus Henderson Investors Ltd	0.57	*	1.75	0.90	–
Mid Cap Growth	06-CYF	Janus Henderson Enterprise N: Class N Investment Adviser: Janus Henderson Investors	0.66		8.46	11.68	12.21
Intermediate Term Bond	06-CYG	Janus Henderson Flexible Bond N: Class N Investment Adviser: Janus Henderson Investors	0.45		2.37	1.78	1.96
Specialty	06-3CM	Janus Henderson Glb Tech and Innovt N: Class N Investment Adviser: Janus Henderson Investors	0.67		45.52	18.93	–
Foreign Value	06-GMJ	Janus Henderson Global Equity Income N: Class N Investment Adviser: Janus Henderson Investors Ltd	0.73		4.09	6.18	–
Specialty	06-3WT	Janus Henderson Global Life Sciences N: Class N Investment Adviser: Janus Henderson Investors	0.67		10.10	11.47	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Multisector Bond	06-3GW	Janus Henderson Multi-Sector Income N: Class N Investment Adviser: Janus Capital Management LLC	0.62		7.80	3.20	–
Foreign Blend	06-6CC	Janus Henderson Overseas N: Class N Investment Adviser: Janus Henderson Investors	0.80		1.34	9.63	4.10
Small Cap Value	06-FCH	Janus Henderson Small Cap Value N: Class N Investment Adviser: Janus Henderson Investors	0.57		3.51	6.00	6.96
Small Cap Growth	06-CYH	Janus Henderson Triton N: Class N Investment Adviser: Janus Henderson Investors	0.67		3.65	6.67	8.94
Small Cap Growth	06-3P3	Janus Henderson Venture N: Class N Investment Adviser: Janus Henderson Investors	0.67		4.07	7.88	8.77
Mgd Asset Allocation	06-3GN	JHancock 2010 Lifetime Blend Ptf R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.37	*	5.07	4.74	4.71
Mgd Asset Allocation	06-3H3	JHancock 2015 Lifetime Blend Ptf R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.37	*	5.23	5.05	5.05
Mgd Asset Allocation	06-3H4	JHancock 2020 Lifetime Blend Ptf R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.36	*	5.24	5.49	5.57
Mgd Asset Allocation	06-3H6	JHancock 2025 Lifetime Blend Ptf R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.35	*	5.65	6.31	6.29
Mgd Asset Allocation	06-3H7	JHancock 2030 Lifetime Blend Ptf R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.33	*	6.76	7.09	6.94
Mgd Asset Allocation	06-3H9	JHancock 2035 Lifetime Blend Ptf R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.32	*	7.78	7.86	7.51
Mgd Asset Allocation	06-3J3	JHancock 2040 Lifetime Blend Ptf R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.32	*	8.90	8.59	8.03
Mgd Asset Allocation	06-3HF	JHancock 2045 Lifetime Blend Ptf R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.32	*	9.99	9.04	8.23

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mgd Asset Allocation	06-3HG	JHancock 2050 Lifetime Blend Ptf R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.32	*	10.36	9.12	8.29
Mgd Asset Allocation	06-3HH	JHancock 2055 Lifetime Blend Pft R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.32	*	10.44	9.11	–
Mgd Asset Allocation	06-3HJ	JHancock 2060 Lifetime Blend Pft R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.32	*	10.45	9.13	–
Balanced	06-3TF	JHancock Balanced R6: Class Retirement Investment Adviser: John Hancock Investment Management Investment Subadviser: Manulife Investment Management (US) LLC	0.62	*	14.82	9.31	7.91
Intermediate Term Bond	06-3HM	JHancock Bond R6: Class Retirement Investment Adviser: John Hancock Investment Management Investment Subadviser: Manulife Investment Management (US) LLC	0.36	*	2.82	1.62	2.47
Mid Cap Value	06-4TN	JHancock Disciplined Value Mid Cap R6: Class Retirement Investment Adviser: Boston Partners Global Investors, Inc Investment Subadviser: Boston Partners Global Investors, Inc	0.75	*	6.31	11.17	9.77
Intermediate Term Bond	06-3X7	JHancock ESG Core Bond R6: Class Retirement Investment Adviser: Breckinridge Capital Advisors, Inc. Investment Subadviser: Breckinridge Capital Advisors, Inc.	0.46	*	3.64	1.28	–
Foreign Blend	06-3X6	JHancock ESG International Equity R6: Class Retirement Investment Adviser: Boston Common Asset Management Investment Subadviser: Boston Common Asset Management, LLC	0.86	*	0.29	5.03	–
Large Cap Blend	06-3X4	JHancock ESG Large Cap Core R6: Class Retirement Investment Adviser: Trillium Asset Management, LLC Investment Subadviser: Trillium Asset Management LLC	0.76	*	17.63	13.56	–
Large Cap Blend	06-3VV	JHancock Fundamental Large Cap Core R6: Class Retirement Investment Adviser: John Hancock Investment Management Investment Subadviser: Manulife Investment Management (US) LLC	0.65	*	21.19	13.66	11.37
Foreign Growth	06-64P	JHancock International Growth R6: Class Retirement Investment Adviser: Wellington Management Company LLP Investment Subadviser: Wellington Management Company LLP	0.89		4.65	6.21	–
Intermediate Term Bond	06-3TG	JHancock Investment Grade Bond R6: Class Retirement Investment Adviser: John Hancock Investment Management Investment Subadviser: Manulife Investment Management (US) LLC	0.39	*	2.45	1.15	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Balanced	06-4FG	JHancock Multimanager Lifestyle Agrsv R6: Class Retirement Investment Adviser: John Hancock Investment Management Investment Subadviser: Manulife Investment Management (US) LLC	1.04		8.68	8.94	7.81
Balanced	06-4FC	JHancock Multimanager Lifestyle Bal R6: Class Retirement Investment Adviser: Manulife Investment Management (US) LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.93		6.88	6.63	5.87
Balanced	06-4F7	JHancock Multimanager Lifestyle Cnsrv R6: Class Retirement Investment Adviser: Manulife Investment Management (US) LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.83		5.18	3.57	3.32
Balanced	06-4FF	JHancock Multimanager Lifestyle Gr R6: Class Retirement Investment Adviser: Manulife Investment Management (US) LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.98		8.08	7.98	6.96
Balanced	06-4F9	JHancock Multimanager Lifestyle Mod R6: Class Retirement Investment Adviser: Manulife Investment Management (US) LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.87		6.07	5.16	4.64
Large Cap Growth	06-3VT	JHancock US Global Leaders Growth R6: Class Retirement Investment Adviser: Sustainable Growth Advisers, LP Investment Subadviser: Sustainable Growth Advisers, LP	0.77	*	22.79	13.59	12.80
Intermediate Term Bond	06-6HY	JPMorgan Core Bond R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.34	*	2.43	1.43	1.97
Intermediate Term Bond	06-3W6	JPMorgan Core Plus Bond R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.38	*	2.79	1.46	2.23
Diversified Emerging Markets	06-4CN	JPMorgan Emerging Markets Equity R6: Class Retirement*** Investment Adviser: JPMorgan Asset Management Inc	0.79	*	(6.63)	2.11	4.36
Large Cap Value	06-FXY	JPMorgan Equity Income R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.45		2.33	9.97	9.94
World Allocation	06-4FH	JPMorgan Global Allocation R6: Class Retirement Investment Adviser: JPMorgan Chase Bank, N.A.	0.66	*	6.52	5.41	–
Multisector Bond	06-4GH	JPMorgan Global Bond Opportunities R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.50	*	4.19	3.55	3.67
Int Government Bond	06-FYF	JPMorgan Government Bond R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.30	*	1.44	0.54	–
Balanced	06-3W3	JPMorgan Income Builder R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.52	*	4.64	4.15	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Multisector Bond	06-4GJ	JPMorgan Income R6: Class Retirement Investment Adviser: JPMorgan Asset Management (Japan) Ltd	0.39		5.02	2.92	–
Large Cap Growth	06-3GJ	JPMorgan Large Cap Growth R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.44	*	32.59	19.75	16.36
Large Cap Value	06-3GF	JPMorgan Large Cap Value R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.44	*	4.23	12.02	10.97
Mid Cap Growth	06-FYH	JPMorgan Mid Cap Growth R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.70	*	14.61	13.22	11.52
Mid Cap Value	06-FYK	JPMorgan Mid Cap Value R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.65	*	3.46	8.98	–
Small Cap Blend	06-4MR	JPMorgan Small Cap Equity I: Class Inst Investment Adviser: JPMorgan Asset Management Inc	0.99	*	(0.66)	8.14	8.50
Small Cap Growth	06-3JM	JPMorgan Small Cap Growth R6: Class Retirement*** Investment Adviser: JPMorgan Asset Management Inc	0.74	*	1.35	7.09	8.82
Small Cap Value	06-44Y	JPMorgan Small Cap Value R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.74	*	1.10	7.90	6.62
Mgd Asset Allocation	06-46R	JPMorgan SmartRetirement® 2020 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.34	*	7.18	4.66	–
Mgd Asset Allocation	06-46T	JPMorgan SmartRetirement® 2025 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.34	*	7.89	5.63	–
Mgd Asset Allocation	06-46V	JPMorgan SmartRetirement® 2030 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.35	*	9.06	6.55	–
Mgd Asset Allocation	06-46W	JPMorgan SmartRetirement® 2035 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.39	*	10.58	7.94	–
Mgd Asset Allocation	06-46X	JPMorgan SmartRetirement® 2040 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.40	*	11.38	8.69	–
Mgd Asset Allocation	06-46Y	JPMorgan SmartRetirement® 2045 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.41	*	12.13	9.28	–
Mgd Asset Allocation	06-47C	JPMorgan SmartRetirement® 2050 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.41	*	12.35	9.30	–
Mgd Asset Allocation	06-47F	JPMorgan SmartRetirement® 2055 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.41	*	12.36	9.32	–
Mgd Asset Allocation	06-47G	JPMorgan SmartRetirement® 2060 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.40	*	12.25	9.28	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mgd Asset Allocation	06-6RC	JPMorgan Smartretirement® 2065 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.44	*	12.08	–	–
Mgd Asset Allocation	06-GGN	JPMorgan SmartRetirement® Blend 2020 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.19	*	7.15	4.66	5.01
Mgd Asset Allocation	06-GGP	JPMorgan SmartRetirement® Blend 2025 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.19	*	7.68	5.60	5.78
Mgd Asset Allocation	06-GGR	JPMorgan SmartRetirement® Blend 2030 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.19	*	8.79	6.54	6.52
Mgd Asset Allocation	06-GGT	JPMorgan SmartRetirement® Blend 2035 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.19	*	9.86	7.53	7.19
Mgd Asset Allocation	06-GGV	JPMorgan SmartRetirement® Blend 2040 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.19	*	10.67	8.23	7.70
Mgd Asset Allocation	06-GGW	JPMorgan SmartRetirement® Blend 2045 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.19	*	11.31	8.77	7.97
Mgd Asset Allocation	06-GGX	JPMorgan SmartRetirement® Blend 2050 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.19	*	11.48	8.85	8.02
Mgd Asset Allocation	06-GGY	JPMorgan SmartRetirement® Blend 2055 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.19	*	11.45	8.85	8.04
Mgd Asset Allocation	06-GHC	JPMorgan SmartRetirement® Blend 2060 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.19	*	11.41	8.85	–
Mgd Asset Allocation	06-6R9	JPMorgan SmartRetirement® Blend 2065 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.19	*	11.19	–	–
Mgd Asset Allocation	06-GHF	JPMorgan SmartRetirement® Blend IncomeR6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.19	*	6.98	4.37	4.28
Mgd Asset Allocation	06-47H	JPMorgan SmartRetirement® Income R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.34	*	7.25	4.45	–
Large Cap Blend	06-4TC	JPMorgan US Equity R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.44	*	21.50	15.72	13.12
Small Cap Blend	06-FYN	JPMorgan US Small Company R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.72		3.77	8.58	7.71
Large Cap Value	06-GJJ	JPMorgan Value Advantage R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.55	*	5.11	9.81	–
Intermediate Term Bond	06-FRN	Knights of Columbus Core Bond I: Class Inst Investment Adviser: Knights of Columbus Asset Advisors	0.50	*	1.59	0.80	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Foreign Blend	06-FRP	Knights of Columbus International Eq I: Class Inst Investment Adviser: Boston Advisors	1.10	*	5.30	4.54	–
Large Cap Growth	06-FRR	Knights of Columbus Large Cap Growth I: Class Inst Investment Adviser: Boston Advisors	0.90		32.70	13.27	–
Large Cap Value	06-FRT	Knights of Columbus Large Cap Value I: Class Inst Investment Adviser: Boston Advisors	0.90		12.17	10.22	–
Small Cap Blend	06-FRV	Knights of Columbus Small Cap I: Class Inst Investment Adviser: Boston Advisors	1.05		4.54	6.81	–
Diversified Emerging Markets	06-4YN	Lazard Developing Markets Equity Instl: Class Inst Investment Adviser: Lazard Asset Management LLC	1.10	*	(5.66)	(0.01)	2.01
Multisector Bond	06-3XN	Loomis Sayles Bond N: Class N Investment Adviser: Loomis, Sayles & Company LP	0.60		3.81	1.56	2.19
Small Cap Growth	06-3JG	Loomis Sayles Small Cap Growth N: Class N Investment Adviser: Loomis, Sayles & Company LP	0.83		1.50	7.57	8.21
Large Cap Value	06-3WF	Lord Abbett Affiliated R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.38		9.55	8.31	–
Multisector Bond	06-4F6	Lord Abbett Bond Debenture R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.50		4.13	2.87	–
Small Cap Growth	06-CYJ	Lord Abbett Developing Growth R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.58		0.98	6.29	–
Small Cap Value	06-4XK	Lord Abbett Focused Small Cap Value R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.97	*	1.07	–	–
High Yield Bond	06-CYK	Lord Abbett High Yield R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.60		7.73	3.37	–
Intermediate Term Bond	06-3WG	Lord Abbett Income R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.47		4.62	2.39	–
Foreign Small/Mid Eqty	06-36G	Lord Abbett International Opp R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.93		4.30	5.18	–
Mid Cap Value	06-4GK	Lord Abbett Mid Cap Stock R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.67		8.39	9.08	–
Intermediate Term Bond	06-3RJ	Lord Abbett Total Return R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.35		2.98	1.19	–
Mid Cap Blend	06-FYP	Lord Abbett Value Opportunities R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.80		7.31	8.67	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Cap Growth	06-3HY	MainStay Winslow Large Cap Growth R6: Class Retirement Investment Adviser: Winslow Capital Management, LLC Investment Subadviser: Winslow Capital Management, LLC	0.63	*	39.35	16.64	14.40
Large Cap Value	06-6NH	MainStay WMC Value R6: Class Retirement Investment Adviser: Wellington Management Company LLP Investment Subadviser: Wellington Management Company LLP	0.70		3.80	–	–
Small Cap Growth	06-4TW	MassMutual Small Cap Gr Eq I: Class Inst Investment Adviser: MML Investment Advisers, LLC Investment Subadviser: Wellington Management Company LLP; Invesco Advisers, Inc.;	0.87		6.29	9.75	9.12
Intermediate Term Bond	06-4TX	MassMutual Total Return Bond I: Class Inst Investment Adviser: TCW Group Investment Subadviser: Metropolitan West Asset Management, LLC.	0.33	*	2.21	1.08	1.66
Intermediate Term Bond	06-47P	Metropolitan West Total Return Bd Plan: Class Other Investment Adviser: TCW Group	0.37		2.17	1.05	1.75
Large Cap Blend	06-3W7	MFS Core Equity R6: Class Retirement Investment Adviser: Massachusetts Financial Services Company	0.57	*	17.13	13.59	12.21
Emerging Market Bond	06-CYM	MFS Emerging Markets Debt R6: Class Retirement Investment Adviser: MFS Investment Management	0.70	*	5.45	1.61	3.10
World Bond	06-4TK	MFS Global Opportunistic Bd R6: Class Retirement Investment Adviser: MFS Investment Management	0.60	*	4.63	2.08	1.68
Specialty	06-4FM	MFS Global Real Estate R6: Class Retirement Investment Adviser: MFS Investment Management	0.85	*	(2.81)	3.40	6.05
Large Cap Growth	06-CYN	MFS Growth R6: Class Retirement Investment Adviser: MFS Investment Management	0.50	*	31.97	15.16	13.79
Foreign Growth	06-49X	MFS International Growth R6: Class Retirement Investment Adviser: MFS Investment Management	0.71	*	5.55	8.11	7.04
Foreign Growth	06-CYR	MFS International Intrinsic Value R6: Class Retirement*** Investment Adviser: MFS Investment Management	0.67	*	8.35	7.73	7.60
Foreign Small/Mid Eqty	06-CYP	MFS International New Discovery R6: Class Retirement*** Investment Adviser: MFS Investment Management	0.92	*	2.64	3.68	4.78
Foreign Blend	06-3MF	MFS Intl Diversification R6: Class Retirement Investment Adviser: MFS Investment Management	0.73	*	3.81	6.62	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Cap Growth	06-CYT	MFS Massachusetts Inv Gr Stk R6: Class Retirement Investment Adviser: MFS Investment Management	0.37		18.52	15.55	13.65
Mid Cap Growth	06-GNF	MFS Mid Cap Growth R6: Class Retirement Investment Adviser: MFS Investment Management	0.66	*	14.58	11.45	11.39
Mid Cap Value	06-CYV	MFS Mid Cap Value R6: Class Retirement Investment Adviser: MFS Investment Management	0.62	*	3.40	10.54	9.01
Specialty	06-CYW	MFS Technology R6: Class Retirement Investment Adviser: MFS Investment Management	0.80	*	47.72	16.50	16.39
Intermediate Term Bond	06-3TH	MFS Total Return Bond R6: Class Retirement Investment Adviser: MFS Investment Management	0.36	*	3.35	1.64	2.10
Balanced	06-3JR	MFS Total Return R6: Class Retirement Investment Adviser: MFS Investment Management	0.40		5.39	7.48	6.86
Specialty	06-39X	MFS Utilities R6: Class Retirement Investment Adviser: MFS Investment Management	0.66	*	(6.54)	6.21	6.07
Large Cap Value	06-CYX	MFS Value R6: Class Retirement Investment Adviser: MFS Investment Management	0.44	*	5.81	10.08	9.35
Mid Cap Growth	06-47R	Nationwide Geneva Mid Cap Gr R6: Class Retirement Investment Adviser: Geneva Capital Management Investment Subadviser: Geneva Capital Management, LLC	0.78		13.51	11.72	10.05
Small Cap Growth	06-47T	Nationwide Geneva Small Cap Gr R6: Class Retirement Investment Adviser: Geneva Capital Management Investment Subadviser: Geneva Capital Management, LLC	0.84		6.19	9.03	9.52
Specialty	06-4MT	Nationwide NYSE Arca Tech 100 Idx R6: Class Retirement Investment Adviser: Mellon Investments Corporation Investment Subadviser: Mellon Investments Corporation	0.31		26.66	15.60	14.34
High Yield Bond	06-4FW	Neuberger Berman High Income Bond R6: Class Retirement Investment Adviser: Neuberger Berman	0.61		7.49	3.77	3.60
Small Cap Blend	06-47J	Neuberger Berman Intrinsic Value R6: Class Retirement Investment Adviser: Neuberger Berman	0.85		0.16	9.24	–
Large Cap Value	06-4XP	Neuberger Berman Large Cap Value R6: Class Retirement Investment Adviser: Neuberger Berman	0.52		(4.05)	10.86	–
Small Cap Growth	06-3XP	Neuberger Berman Small Cap Growth R6: Class Retirement Investment Adviser: Neuberger Berman	0.81	*	6.22	8.68	–
Multisector Bond	06-64R	Neuberger Berman Strategic Income R6: Class Retirement Investment Adviser: Neuberger Berman	0.50	*	6.06	3.45	3.33

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Cap Blend	06-3R7	Neuberger Berman Sustainable Equity R6: Class Retirement Investment Adviser: Neuberger Berman	0.60		23.58	13.05	11.16
Large Cap Blend	06-49V	Northern US Quality ESG K: Class Other Investment Adviser: Northern Trust Asset Management	0.39	*	18.95	14.46	–
Mid Cap Growth	06-3KX	Nuveen Mid Cap Growth Opps R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC Investment Subadviser: Nuveen Asset Management, LLC	0.83	*	12.99	8.80	8.26
Mid Cap Value	06-3JK	Nuveen Mid Cap Value R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC Investment Subadviser: Nuveen Asset Management, LLC	0.79	*	5.25	10.29	–
Specialty	06-FYR	Nuveen Real Estate Securities R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC Investment Subadviser: Nuveen Asset Management, LLC	0.85	*	(2.76)	3.92	6.57
Small Cap Value	06-FYT	Nuveen Small Cap Value R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC Investment Subadviser: Nuveen Asset Management, LLC	0.81	*	0.21	5.42	–
Balanced	06-3XM	Oakmark Equity and Income Institutional: Class Inst Investment Adviser: Harris Associates L.P.	0.59		8.80	8.55	–
Diversified Emerging Markets	06-47V	Parametric Emerging Markets R6: Class Retirement Investment Adviser: Parametric Portfolio Associates LLC Investment Subadviser: Parametric Portfolio Associates LLC	1.18	*	0.86	1.30	–
Specialty	06-FCX	PGIM Global Real Estate R6: Class Retirement Investment Adviser: PGIM, Inc Investment Subadviser: PGIM Real Estate;PGIM Real Estate (UK) Limited;	0.79		(2.20)	1.67	4.20
World Bond	06-3XW	PGIM Global Total Return R6: Class Retirement Investment Adviser: PGIM Fixed Income Investment Subadviser: PGIM Fixed Income	0.54		4.65	(0.66)	1.47
High Yield Bond	06-FCY	PGIM High Yield R6: Class Retirement Investment Adviser: PGIM Fixed Income Investment Subadviser: PGIM Fixed Income;PGIM Limited;	0.38		8.50	4.46	4.77
Large Cap Growth	06-GNJ	PGIM Jennison Focused Growth R6: Class Retirement Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	0.67	*	43.81	15.13	14.07

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
World Stock	06-4R9	PGIM Jennison Global Opportunities R6: Class Retirement Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	0.83		34.20	14.71	–
Large Cap Growth	06-4Y6	PGIM Jennison Growth R6: Class Retirement Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	0.58		44.38	17.00	–
Specialty	06-FFC	PGIM Jennison Health Sciences R6: Class Retirement Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	0.77		17.28	11.14	–
Mid Cap Growth	06-FFF	PGIM Jennison Mid-Cap Growth R6: Class Retirement Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	0.60		12.94	12.87	10.12
Specialty	06-FFG	PGIM Jennison Natural Resources R6: Class Retirement Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	0.82		(11.86)	11.41	1.73
Small Cap Growth	06-GJN	PGIM Jennison Small Company R6: Class Retirement Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	0.69		0.83	11.31	9.31
Mid Cap Value	06-GCF	PGIM Quant Solutions Mid-Cap Val R6: Class Retirement Investment Adviser: PGIM Quantitative Solutions LLC Investment Subadviser: PGIM Quantitative Solutions LLC	0.73	*	(1.70)	6.05	6.31
Small Cap Value	06-GJP	PGIM Quant Solutions Small-Cap Val R6: Class Retirement Investment Adviser: PGIM Quantitative Solutions LLC Investment Subadviser: PGIM Quantitative Solutions LLC	0.68	*	1.65	7.63	–
High Yield Bond	06-6PV	PGIM Short Duration High Yield Income R6: Class Retirement** Investment Adviser: PGIM Fixed Income Investment Subadviser: PGIM Fixed Income	0.70	*	8.47	4.65	–
Intermediate Term Bond	06-FFH	PGIM Total Return Bond R6: Class Retirement Investment Adviser: PGIM Fixed Income Investment Subadviser: PGIM Limited	0.39	*	4.17	1.46	2.55
Balanced	06-3FC	PIMCO All Asset Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC Investment Subadviser: Research Affiliates LLC	1.40	*	2.89	5.23	4.42

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Specialty	06-6NP	PIMCO CommoditiesPLUS® Strategy Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.81	*	0.35	12.57	2.30
Specialty	06-GNG	PIMCO Commodity Real Ret Strat Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.99	*	(6.72)	7.53	(0.61)
Specialty	06-4YF	PIMCO Extended Duration Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	3.02		(10.64)	(3.68)	1.59
World Bond	06-4CM	PIMCO Global Bond Opps (USD-Hdg) Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.61		4.80	2.63	3.28
Int Government Bond	06-49W	PIMCO GNMA and Government Secs Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	1.34		2.32	0.49	1.35
High Yield Bond	06-FCJ	PIMCO High Yield Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.57		8.76	3.89	4.15
Multisector Bond	06-FCK	PIMCO Income Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.62		6.34	3.19	4.36
Specialty	06-6FR	PIMCO International Bond (Unhedged)Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.66		0.24	(1.68)	(0.14)
World Bond	06-3MJ	PIMCO International Bond (USD-Hdg) Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.63		6.88	1.72	3.33
Intermediate Term Bond	06-GNH	PIMCO Investment Grade Credit Bond Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	1.04		4.08	1.72	3.07
Specialty	06-4Y7	PIMCO Long Duration Total Return Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	1.73		(0.60)	0.76	3.06
Specialty	06-4Y9	PIMCO Long-Term Credit Bond Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.99		2.15	1.77	3.97
Specialty	06-4YC	PIMCO Long-Term US Government Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	1.05		(4.84)	(1.67)	1.39
Short Term Bond	06-4R7	PIMCO Low Duration Instl: Class Inst** Investment Adviser: Pacific Investment Management Company, LLC	0.48		4.63	1.36	1.29
Intermediate Term Bond	06-4YH	PIMCO Moderate Duration Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.49		4.03	1.71	1.87
Small Cap Value	06-6JG	PIMCO RAE US Small Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC Investment Subadviser: Research Affiliates LLC	0.50	*	9.22	13.17	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Inflation-Protec Bond	06-FCM	PIMCO Real Return Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.67	2.41	3.02	2.20
Mgd Asset Allocation	06-49F	PIMCO RealPath Blend 2025 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.47	5.47	6.04	–
Mgd Asset Allocation	06-49G	PIMCO RealPath Blend 2030 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.39	6.67	6.70	–
Mgd Asset Allocation	06-49H	PIMCO RealPath Blend 2035 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.32	8.31	7.62	–
Mgd Asset Allocation	06-49J	PIMCO RealPath Blend 2040 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.26	9.42	8.27	–
Mgd Asset Allocation	06-49K	PIMCO RealPath Blend 2045 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.20	10.20	8.72	–
Mgd Asset Allocation	06-49M	PIMCO RealPath Blend 2050 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.16	10.80	9.03	–
Mgd Asset Allocation	06-49N	PIMCO RealPath Blend 2055 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.15	11.12	9.10	–
Mgd Asset Allocation	06-6FF	PIMCO RealPath Blend 2060 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.15	11.50	–	–
Mgd Asset Allocation	06-49P	PIMCO RealPath Blend Income Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.51	4.95	5.18	–
Large Cap Blend	06-4K3	PIMCO StocksPLUS® Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.51	20.50	13.47	12.09
Foreign Blend	06-3WR	PIMCO StocksPLUS® Intl (USD-Hedged) Inst: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.90	15.97	10.76	8.79
Balanced	06-4YG	PIMCO StocksPLUS® Long Duration Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	1.71	12.92	11.56	13.42
Small Cap Blend	06-4K4	PIMCO StocksPLUS® Small Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.75	1.71	5.85	6.92
Intermediate Term Bond	06-FCN	PIMCO Total Return Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.49	2.97	1.11	1.81
Balanced	06-3WW	Pioneer Balanced ESG K: Class Retirement Investment Adviser: Amundi US	0.67	12.11	8.79	–
Intermediate Term Bond	06-FCP	Pioneer Bond K: Class Retirement Investment Adviser: Amundi US	0.36	3.30	1.78	2.37
Large Cap Value	06-FCR	Pioneer Equity Income K: Class Retirement Investment Adviser: Amundi US	0.66	2.80	7.77	8.77

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Cap Growth	06-FCT	Pioneer Fundamental Growth K: Class Retirement Investment Adviser: Amundi US	0.67		29.25	16.88	14.21
Large Cap Blend	06-6FH	Pioneer K: Class Retirement Investment Adviser: Amundi US	0.61	*	21.92	–	–
Mid Cap Growth	06-FCV	Pioneer Select Mid Cap Growth K: Class Retirement Investment Adviser: Amundi	0.66		12.53	8.25	–
Multisector Bond	06-FCW	Pioneer Strategic Income K: Class Retirement Investment Adviser: Amundi US	0.60	*	4.52	2.70	3.04
Large Cap Growth	06-4XN	Principal Blue Chip R-6: Class Retirement Investment Adviser: Principal Global Investors LLC	0.57	*	32.26	16.47	–
Intermediate Term Bond	06-3JJ	Principal Core Fixed Income R6: Class Retirement Investment Adviser: Principal Global Fixed Income	0.38		2.36	1.12	–
Specialty	06-3JP	Principal Global Real Estate Sec R6: Class Retirement Investment Adviser: Principal Real Estate Investors Investment Subadviser: Principal Real Estate Investors LLC	0.88		(3.33)	0.68	–
Large Cap Growth	06-3JH	Principal LargeCap Growth I R6: Class Retirement Investment Adviser: Principal Global Equities Investment Subadviser: Brown Advisory LLC;T. Rowe Price Associates, Inc.;	0.59	*	33.19	14.24	–
Mid Cap Growth	06-6H4	Principal MidCap R-6: Class Retirement*** Investment Adviser: Aligned Investors	0.59		17.42	13.75	–
Mid Cap Blend	06-3RN	Principal MidCap S&P 400 Index R-6: Class Retirement Investment Adviser: Principal Global Equities	0.16		4.68	9.86	–
Specialty	06-3CP	Principal Real Estate Securities Fd R-6: Class Retirement Investment Adviser: Principal Real Estate Investors Investment Subadviser: Principal Real Estate Investors LLC	0.80		(2.27)	5.22	–
Small Cap Growth	06-3RP	Principal SmallCap Growth I R6: Class Retirement Investment Adviser: Principal Global Equities Investment Subadviser: Emerald Advisers, LLC;Brown Advisory LLC; AllianceBernstein L.P.;	0.86	*	3.92	7.99	–
Small Cap Blend	06-4TV	Principal SmallCap S&P 600 Index R-6: Class Retirement Investment Adviser: Principal Global Equities	0.16		1.66	7.74	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Small Cap Value	06-6M7	Principal SmallCap Value II R6: Class Retirement Investment Adviser: Principal Global Equities Investment Subadviser: Hotchkis and Wiley Capital Mgmt LLC; Vaughan Nelson Invstmnt Mgmt, L.P.;	0.94	*	5.42	9.84	–
Mgd Asset Allocation	06-44J	PGIM Target Date 2015 R6: Class Retirement Investment Adviser: Prudential Retirement Investment Subadviser: PGIM DC Solutions LLC	0.25	*	5.40	5.03	–
Mgd Asset Allocation	06-44K	PGIM Target Date 2020 R6: Class Retirement Investment Adviser: Prudential Retirement Investment Subadviser: PGIM DC Solutions LLC	0.25	*	6.04	5.55	–
Mgd Asset Allocation	06-44M	PGIM Target Date 2025 R6: Class Retirement Investment Adviser: Prudential Retirement Investment Subadviser: PGIM DC Solutions LLC	0.25	*	6.67	6.07	–
Mgd Asset Allocation	06-44N	PGIM Target Date 2030 R6: Class Retirement Investment Adviser: Prudential Retirement Investment Subadviser: PGIM DC Solutions LLC	0.25	*	7.57	6.99	–
Mgd Asset Allocation	06-44P	PGIM Target Date 2035 R6: Class Retirement Investment Adviser: Prudential Retirement Investment Subadviser: PGIM DC Solutions LLC	0.25	*	8.73	7.91	–
Mgd Asset Allocation	06-44R	PGIM Target Date 2040 R6: Class Retirement Investment Adviser: Prudential Retirement Investment Subadviser: PGIM DC Solutions LLC	0.25	*	9.35	8.38	–
Mgd Asset Allocation	06-44T	PGIM Target Date 2045 R6: Class Retirement Investment Adviser: Prudential Retirement Investment Subadviser: PGIM DC Solutions LLC	0.25	*	9.93	8.80	–
Mgd Asset Allocation	06-44V	PGIM Target Date 2050 R6: Class Retirement Investment Adviser: Prudential Retirement Investment Subadviser: PGIM DC Solutions LLC	0.25	*	10.28	8.95	–
Mgd Asset Allocation	06-44W	PGIM Target Date 2055 R6: Class Retirement Investment Adviser: Prudential Retirement Investment Subadviser: PGIM DC Solutions LLC	0.25	*	10.25	9.04	–
Mgd Asset Allocation	06-44X	PGIM Target Date 2060 R6: Class Retirement Investment Adviser: Prudential Retirement Investment Subadviser: PGIM DC Solutions LLC	0.25	*	10.32	9.16	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mgd Asset Allocation	06-44G	PGIM Target Date Income R6: Class Retirement Investment Adviser: Prudential Retirement Investment Subadviser: PGIM DC Solutions LLC	0.25	*	5.04	4.64	–
Intermediate Term Bond	06-GNK	Putnam Diversified Income R6: Class Retirement Investment Adviser: Putnam Investment Subadviser: Putnam Investments Limited	0.67		4.42	0.80	1.79
Balanced	06-GNN	Putnam Dynamic Asset Allocation Bal R6: Class Retirement Investment Adviser: Putnam Investment Subadviser: Putnam Advisory Company, LLC; Putnam Investments Limited;	0.63		13.81	7.54	7.04
Balanced	06-GNT	Putnam Dynamic Asset Allocation Cnsrv R6: Class Retirement Investment Adviser: Putnam Investment Subadviser: Putnam Advisory Company, LLC; Putnam Investments Limited;	0.68		8.43	4.03	4.34
Balanced	06-GNX	Putnam Dynamic Asset Allocation Gr R6: Class Retirement Investment Adviser: Putnam Investment Subadviser: Putnam Investments Limited;Putnam Advisory Company LLC;	0.70		16.16	9.15	8.26
Diversified Emerging Markets	06-64J	Putnam Emerging Markets Equity R6: Class Retirement Investment Adviser: Putnam Investment Subadviser: Putnam Advisory Co LLC;Putnam Investments Limited;	0.83	*	0.82	3.73	–
Specialty	06-6PT	Putnam Global Health Care R6: Class Retirement Investment Adviser: Putnam Investment Subadviser: Putnam Advisory Company, LLC;Putnam Investments Limited;	0.72		14.74	–	–
Large Cap Growth	06-GCG	Putnam Large Cap Growth R6: Class Retirement Investment Adviser: Putnam Investment Subadviser: Putnam Investments Limited	0.54		39.06	17.55	15.32
Large Cap Value	06-36H	Putnam Large Cap Value R6: Class Retirement Investment Adviser: Putnam Investment Subadviser: Putnam Investments Limited	0.55		11.93	13.25	11.01
Small Cap Growth	06-6N4	Putnam Small Cap Growth R6: Class Retirement Investment Adviser: Putnam Investment Subadviser: Putnam Investments Limited	0.85		15.47	13.49	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mid Cap Growth	06-3XC	Putnam Sustainable Future R6: Class Retirement Investment Adviser: Putnam Investment Subadviser: Putnam Investments Limited	0.68		22.28	11.09	–
Large Cap Growth	06-3XG	Putnam Sustainable Leaders R6: Class Retirement Investment Adviser: Putnam Investment Subadviser: Putnam Investments Limited	0.58		23.86	15.25	–
Diversified Emerging Markets	06-GCH	Russell Inv Emerging Markets R6: Class Retirement Investment Adviser: Russell Investment Management, LLC Investment Subadviser: Axiom Investors, LLC;Numeric Investors LLC; Barrow Hanley Mewhinney & Strauss LLC;Sands Capital Management, LLC;Pzena Investment Management, LLC;Consilium Investment Management LLC;Oaktree Fund Advisors, LLC;	1.04	*	(4.87)	(0.40)	–
Specialty	06-FFM	Russell Inv Global Real Estate Secs R6: Class Retirement Investment Adviser: Russell Investment Management, LLC Investment Subadviser: DWS Investments Australia Limited;Cohen & Steers Asia Limited;Cohen & Steers UK Limited;RREEF America L.L.C.; Cohen & Steers Capital Management, Inc.;DWS Alternatives Global Limited;	0.92	*	(3.21)	0.40	–
Intermediate Term Bond	06-GCJ	Russell Inv Investment Grade Bond R6: Class Retirement Investment Adviser: Russell Investment Management, LLC Investment Subadviser: Schroder Investment Management North America Inc.;MetLife Investment Management, LLC;	0.35	*	1.80	0.83	–
Intermediate Term Bond	06-GCK	Russell Inv Strategic Bond R6: Class Retirement Investment Adviser: Russell Investment Management, LLC Investment Subadviser: RBC Global Asset Management (UK) Limited; Western Asset Management Company, LLC;Schroder Investment Management North America Inc.;Western Asset Management Company Limited;	0.47	*	0.91	0.77	–
Small Cap Blend	06-GCM	Russell Inv US Small Cap Equity R6: Class Retirement Investment Adviser: Russell Investment Management, LLC Investment Subadviser: Ancora Advisors LLC;BAMCO Inc;Calamos Advisors LLC;DePrince Race & Zollo Inc;Jacobs Levy Equity Management, Inc.;Penn Capital Management Company LLC;Boston Partners Global Investors, Inc;Copeland Capital Management, LLC;Ranger International Management, L.P.;	0.92	*	1.81	8.00	–
Mgd Asset Allocation	06-3TT	State Street Target Retirement 2020 K: Class Retirement Investment Adviser: SSGA Funds Management Inc	0.09	*	6.75	5.73	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mgd Asset Allocation	06-3TV	State Street Target Retirement 2025 K: Class Retirement Investment Adviser: SSGA Funds Management Inc	0.09	*	7.78	6.87	–
Mgd Asset Allocation	06-3TW	State Street Target Retirement 2030 K: Class Retirement Investment Adviser: SSGA Funds Management Inc	0.09	*	8.71	7.60	–
Mgd Asset Allocation	06-3VR	State Street Target Retirement 2035 K: Class Retirement Investment Adviser: SSGA Funds Management Inc	0.09	*	9.07	7.97	–
Mgd Asset Allocation	06-3TY	State Street Target Retirement 2040 K: Class Retirement Investment Adviser: SSGA Funds Management Inc	0.09	*	9.55	8.38	–
Mgd Asset Allocation	06-3V3	State Street Target Retirement 2045 K: Class Retirement Investment Adviser: SSGA Funds Management Inc	0.09	*	9.91	8.70	–
Mgd Asset Allocation	06-3V4	State Street Target Retirement 2050 K: Class Retirement Investment Adviser: SSGA Funds Management Inc	0.09	*	10.27	8.95	–
Mgd Asset Allocation	06-3V6	State Street Target Retirement 2055 K: Class Retirement Investment Adviser: SSGA Funds Management Inc	0.09	*	10.30	8.92	–
Mgd Asset Allocation	06-3V7	State Street Target Retirement 2060 K: Class Retirement Investment Adviser: SSGA Funds Management Inc	0.09	*	10.32	8.96	–
Mgd Asset Allocation	06-64F	State Street Target Retirement 2065 K: Class Other Investment Adviser: SSGA Funds Management Inc	0.09	*	10.26	–	–
Mgd Asset Allocation	06-3V9	State Street Target Retirement K: Class Retirement Investment Adviser: SSGA Funds Management Inc	0.09	*	6.44	4.90	–
Large Cap Growth	06-3CY	T. Rowe Price All-Cap Opportunities-I: Class Inst Investment Adviser: T. Rowe Price	0.66		25.36	17.62	–
Large Cap Growth	06-FFN	T. Rowe Price Blue Chip Growth I: Class Inst Investment Adviser: T. Rowe Price	0.57		41.39	12.14	–
Balanced	06-4GM	T. Rowe Price Capital Appreciation I: Class Inst*** Investment Adviser: T. Rowe Price Investment Subadviser: T. Rowe Price Investment Management,Inc.	0.59	*	13.66	11.48	–
Specialty	06-4GN	T. Rowe Price Comm & Tech I: Class Inst Investment Adviser: T. Rowe Price	0.68		31.37	12.04	–
Mid Cap Growth	06-4TR	T. Rowe Price Diversified Mid Cap Gr I: Class Inst Investment Adviser: T. Rowe Price	0.68		13.01	11.30	–
Large Cap Blend	06-3W9	T. Rowe Price Dividend Growth I: Class Inst Investment Adviser: T. Rowe Price	0.50		11.01	12.76	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Diversified Emerging Markets	06-4PK	T. Rowe Price Emerging Markets Stock I: Class Inst Investment Adviser: T. Rowe Price Investment Subadviser: T. Rowe Price Singapore Private Ltd	0.99		(11.85)	(2.35)	–
Large Cap Value	06-FFP	T. Rowe Price Equity Income I: Class Inst Investment Adviser: T. Rowe Price	0.56		3.77	9.84	–
Specialty	06-GPC	T. Rowe Price Financial Services I: Class Inst Investment Adviser: T. Rowe Price	0.80	*	8.21	12.77	–
World Allocation	06-47W	T. Rowe Price Global Allocation I: Class Inst Investment Adviser: T. Rowe Price Investment Subadviser: T. Rowe Price Hong Kong Limited;T. Rowe Price Singapore Private Ltd;T. Rowe Price Japan, Inc;T. Rowe Price International Ltd;T. Rowe Price Australia Limited;	0.81	*	8.75	6.67	–
World Bond	06-64T	T. Rowe Price Global Multi-Sector Bd I: Class Inst Investment Adviser: T. Rowe Price Investment Subadviser: T. Rowe Price Hong Kong Limited;T. Rowe Price International Ltd;	0.49	*	9.98	2.32	–
Specialty	06-4GP	T. Rowe Price Global Technology I: Class Inst Investment Adviser: T. Rowe Price	0.79		41.54	10.57	–
Large Cap Growth	06-FFR	T. Rowe Price Growth Stock I: Class Inst Investment Adviser: T. Rowe Price	0.53		36.53	11.81	–
Specialty	06-4GC	T. Rowe Price Health Sciences I: Class Inst Investment Adviser: T. Rowe Price	0.67		4.71	9.64	–
Foreign Small/Mid Eqty	06-63M	T. Rowe Price International Discovery: Class Inv Investment Adviser: T. Rowe Price Investment Subadviser: T. Rowe Price International Limited;T. Rowe Price Hong Kong Limited;T. Rowe Price Japan, Inc;	1.23		0.93	5.66	6.21
Foreign Value	06-FFT	T. Rowe Price International Value Eq I: Class Inst Investment Adviser: T. Rowe Price Investment Subadviser: T. Rowe Price International Ltd	0.68	*	8.01	6.95	–
Mid Cap Growth	06-FFV	T. Rowe Price Mid-Cap Growth I: Class Inst Investment Adviser: T. Rowe Price Investment Subadviser: T. Rowe Price Investment Management,Inc.	0.63		11.19	9.85	–
Mid Cap Value	06-FFW	T. Rowe Price Mid-Cap Value I: Class Inst Investment Adviser: T. Rowe Price	0.68		7.98	11.76	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Specialty	06-4GR	T. Rowe Price New Era I: Class Inst Investment Adviser: T. Rowe Price	0.56	(6.17)	6.76	–
Mid Cap Growth	06-3XK	T. Rowe Price New Horizons I: Class Inst Investment Adviser: T. Rowe Price	0.66	9.48	10.25	–
Foreign Blend	06-3RR	T. Rowe Price Overseas Stock I: Class Inst Investment Adviser: T. Rowe Price	0.67	5.56	6.43	–
Specialty	06-GFP	T. Rowe Price Real Estate I: Class Inst Investment Adviser: T. Rowe Price	0.64	(2.31)	2.80	–
Balanced	06-FFX	T. Rowe Price Retirement Balanced I: Class Inst*** Investment Adviser: T. Rowe Price	0.34	7.23	5.50	–
Mgd Asset Allocation	06-GCN	T. Rowe Price Retirement I 2005 I: Class Inst*** Investment Adviser: T. Rowe Price Associates, Inc.	0.34	7.43	5.31	–
Mgd Asset Allocation	06-GCP	T. Rowe Price Retirement I 2010 I: Class Inst*** Investment Adviser: T. Rowe Price Associates, Inc.	0.34	7.72	5.72	–
Mgd Asset Allocation	06-FFY	T. Rowe Price Retirement I 2015 I: Class Inst*** Investment Adviser: T. Rowe Price Associates, Inc.	0.35	8.03	6.14	–
Mgd Asset Allocation	06-FGF	T. Rowe Price Retirement I 2020 I: Class Inst*** Investment Adviser: T. Rowe Price Associates, Inc.	0.37	8.45	6.64	–
Mgd Asset Allocation	06-FGG	T. Rowe Price Retirement I 2025 I: Class Inst*** Investment Adviser: T. Rowe Price Associates, Inc.	0.38	9.03	7.28	–
Mgd Asset Allocation	06-FGH	T. Rowe Price Retirement I 2030 I: Class Inst*** Investment Adviser: T. Rowe Price Associates, Inc.	0.40	10.02	7.95	–
Mgd Asset Allocation	06-FGJ	T. Rowe Price Retirement I 2035 I: Class Inst*** Investment Adviser: T. Rowe Price Associates, Inc.	0.42	11.26	8.64	–
Mgd Asset Allocation	06-FGK	T. Rowe Price Retirement I 2040 I: Class Inst*** Investment Adviser: T. Rowe Price Associates, Inc.	0.43	12.15	9.21	–
Mgd Asset Allocation	06-FGM	T. Rowe Price Retirement I 2045 I: Class Inst*** Investment Adviser: T. Rowe Price Associates, Inc.	0.44	12.80	9.63	–
Mgd Asset Allocation	06-FGN	T. Rowe Price Retirement I 2050 I: Class Inst*** Investment Adviser: T. Rowe Price Associates, Inc.	0.45	12.98	9.68	–
Mgd Asset Allocation	06-FGP	T. Rowe Price Retirement I 2055 I: Class Inst*** Investment Adviser: T. Rowe Price Associates, Inc.	0.46	13.02	9.68	–
Mgd Asset Allocation	06-FGR	T. Rowe Price Retirement I 2060 I: Class Inst*** Investment Adviser: T. Rowe Price Associates, Inc.	0.46	13.06	9.68	–

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mgd Asset Allocation	06-64G	T. Rowe Price Retirement I 2065 I: Class Inst*** Investment Adviser: T. Rowe Price Associates, Inc.	0.46		13.11	–	–
Small Cap Growth	06-4GT	T. Rowe Price Small-Cap Stock I: Class Inst*** Investment Adviser: T. Rowe Price Investment Subadviser: T. Rowe Price Investment Management,Inc.	0.77		4.77	9.32	–
Balanced	06-4MP	T. Rowe Price Spectrum Mod Gr Allc I: Class Inst Investment Adviser: T. Rowe Price Investment Subadviser: T. Rowe Price International Limited;T. Rowe Price Hong Kong Limited;T. Rowe Price Investment Management,Inc.;	0.64	*	11.47	7.87	–
Large Cap Value	06-4GV	T. Rowe Price Value I: Class Inst Investment Adviser: T. Rowe Price	0.57	*	10.56	11.32	–
Foreign Value	06-GCR	Templeton Foreign R6: Class Retirement Investment Adviser: Franklin Templeton Invts	0.74	*	2.22	4.13	2.58
World Bond	06-FGT	Templeton Global Bond R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.55	*	(3.02)	(3.24)	(0.26)
Diversified Emerging Markets	06-4GW	Thornburg Developing World R6: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.94	*	(5.22)	1.59	2.22
Foreign Blend	06-GPF	Thornburg International Equity R6: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.70	*	6.89	8.86	5.91
Foreign Growth	06-4GX	Thornburg International Growth R6: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.89	*	9.67	6.02	4.36
World Allocation	06-39W	Thornburg Investment Income Builder R6: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.84	*	11.88	8.19	–
Short Term Bond	06-GCV	Thornburg Limited Term Income R6: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.42	*	4.77	2.31	–
Multisector Bond	06-4XJ	Thornburg Strategic Income R6: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.53	*	5.81	3.75	–
Intermediate Term Bond	06-FGV	TIAA-CREF Bond Index Institutional: Class Inst Investment Adviser: TIAA-CREF	0.07		2.10	0.72	1.51
Intermediate Term Bond	06-GCW	TIAA-CREF Core Impact Bond Instl: Class Inst Investment Adviser: TIAA-CREF	0.37		2.62	0.94	2.14
Intermediate Term Bond	06-3F4	TIAA-CREF Core Plus Bond Instl: Class Inst Investment Adviser: TIAA-CREF	0.30		3.37	1.51	2.33

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Cap Blend	06-FGW	TIAA-CREF Growth & Income Instl: Class Inst Investment Adviser: TIAA-CREF	0.41		27.42	14.15	12.03
Foreign Blend	06-FGX	TIAA-CREF International Eq Idx Instl: Class Inst Investment Adviser: TIAA-CREF	0.05		8.46	6.80	4.85
Foreign Growth	06-6H3	TIAA-CREF International Opps Instl: Class Inst Investment Adviser: TIAA-CREF	0.61		1.98	6.43	5.14
Large Cap Growth	06-FGY	TIAA-CREF Large-Cap Gr Idx Instl: Class Inst Investment Adviser: TIAA-CREF	0.05		34.96	17.97	15.41
Large Cap Value	06-FHC	TIAA-CREF Large-Cap Value Idx Inst: Class Inst Investment Adviser: TIAA-CREF	0.05		6.05	9.25	8.76
Mgd Asset Allocation	06-36J	TIAA-CREF Lifecycle 2010 Institutional: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.37	*	7.14	5.13	5.04
Mgd Asset Allocation	06-36K	TIAA-CREF Lifecycle 2015 Institutional: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.38	*	7.15	5.43	5.35
Mgd Asset Allocation	06-36M	TIAA-CREF Lifecycle 2020 Institutional: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.39	*	7.70	5.82	5.73
Mgd Asset Allocation	06-36N	TIAA-CREF Lifecycle 2025 Institutional: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.41	*	8.40	6.47	6.27
Mgd Asset Allocation	06-36P	TIAA-CREF Lifecycle 2030 Institutional: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.42	*	9.45	7.19	6.80
Mgd Asset Allocation	06-36R	TIAA-CREF Lifecycle 2035 Institutional: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.43	*	10.73	7.96	7.36
Mgd Asset Allocation	06-36T	TIAA-CREF Lifecycle 2040 Institutional: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.44	*	12.00	8.76	7.91
Mgd Asset Allocation	06-36V	TIAA-CREF Lifecycle 2045 Institutional: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.45	*	12.93	9.43	8.30
Mgd Asset Allocation	06-36W	TIAA-CREF Lifecycle 2050 Institutional: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.45	*	13.32	9.57	8.40
Mgd Asset Allocation	06-37C	TIAA-CREF Lifecycle 2055 Institutional: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.45	*	13.44	9.68	8.48
Mgd Asset Allocation	06-36Y	TIAA-CREF Lifecycle 2060 Institutional: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.45	*	13.65	9.79	–
Mgd Asset Allocation	06-64H	TIAA-CREF Lifecycle 2065 Institutional: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.45	*	13.72	–	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mgd Asset Allocation	06-FHF	TIAA-CREF Lifecycle Index 2010 Instl: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.10	*	6.78	5.19	5.06
Mgd Asset Allocation	06-FHG	TIAA-CREF Lifecycle Index 2015 Instl: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.10	*	7.26	5.63	5.45
Mgd Asset Allocation	06-FHH	TIAA-CREF Lifecycle Index 2020 Instl: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.10	*	7.85	6.07	5.90
Mgd Asset Allocation	06-FHJ	TIAA-CREF Lifecycle Index 2025 Instl: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.10	*	8.45	6.72	6.48
Mgd Asset Allocation	06-FHK	TIAA-CREF Lifecycle Index 2030 Instl: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.10	*	9.28	7.43	7.07
Mgd Asset Allocation	06-FHM	TIAA-CREF Lifecycle Index 2035 Instl: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.10	*	10.36	8.21	7.69
Mgd Asset Allocation	06-FHN	TIAA-CREF Lifecycle Index 2040 Instl: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.10	*	11.51	9.04	8.31
Mgd Asset Allocation	06-FHP	TIAA-CREF Lifecycle Index 2045 Instl: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.10	*	12.29	9.71	8.73
Mgd Asset Allocation	06-FHR	TIAA-CREF Lifecycle Index 2050 Instl: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.10	*	12.64	9.88	8.85
Mgd Asset Allocation	06-FHT	TIAA-CREF Lifecycle Index 2055 Instl: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.10	*	12.82	9.98	8.94
Mgd Asset Allocation	06-FHV	TIAA-CREF Lifecycle Index 2060 Instl: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.10	*	12.88	10.09	–
Mgd Asset Allocation	06-4XR	TIAA-CREF Lifecycle Index 2065 Instl: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.10	*	13.10	–	–
Balanced	06-FHW	TIAA-CREF Lifecycle Index Ret Inc Instl: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.10	*	7.17	5.28	4.98
Balanced	06-36X	TIAA-CREF Lifecycle Retire Income Instl: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.37	*	6.99	5.07	4.88
Balanced	06-3CK	TIAA-CREF Lifestyle Aggressive Gr Instl: Class Inst Investment Adviser: TIAA-CREF	0.63	*	15.20	10.30	8.78
Balanced	06-3CG	TIAA-CREF Lifestyle Conservative Instl: Class Inst Investment Adviser: TIAA-CREF	0.49	*	8.19	5.23	4.89
Balanced	06-3CJ	TIAA-CREF Lifestyle Growth Institutional: Class Inst Investment Adviser: TIAA-CREF	0.58	*	12.77	8.61	7.56

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Balanced	06-3CF	TIAA-CREF Lifestyle Income Institutional: Class Inst Investment Adviser: TIAA-CREF	0.43	*	6.14	3.53	3.41
Balanced	06-3CH	TIAA-CREF Lifestyle Moderate Instl: Class Inst Investment Adviser: TIAA-CREF	0.54	*	10.35	6.93	6.33
Specialty	06-3MH	TIAA-CREF Real Estate Sec Instl: Class Inst Investment Adviser: TIAA-CREF	0.48		(2.49)	4.94	7.56
Large Cap Blend	06-GCX	TIAA-CREF Social Choice Eq Instl: Class Inst Investment Adviser: TIAA-CREF	0.18		15.94	13.46	11.54
Foreign Blend	06-GCY	TIAA-CREF Social Choice Intl Eq Instl: Class Inst Investment Adviser: TIAA-CREF	0.37		9.06	7.53	–
Large Cap Blend	06-GPG	Touchstone Focused Instl: Class Inst Investment Adviser: Fort Washington Investment Advisors Inc Investment Subadviser: Fort Washington Investment Advisors Inc	0.85	*	17.97	13.93	10.98
Large Cap Blend	06-3GK	Touchstone Large Cap Focused Instl: Class Inst Investment Adviser: Fort Washington Investment Advisors Inc Investment Subadviser: Fort Washington Investment Advisors Inc	0.71	*	19.03	14.91	–
Mid Cap Growth	06-GPJ	Touchstone Mid Cap Growth Inst: Class Inst*** Investment Adviser: Westfield Capital Management Company, LP Investment Subadviser: Westfield Capital Management Company, LP	0.88	*	14.46	11.98	11.12
Mid Cap Growth	06-4Y4	Touchstone Mid Cap Growth R6: Class Retirement Investment Adviser: Westfield Capital Management Company, LP Investment Subadviser: Westfield Capital Management Company, LP	0.79	*	14.58	–	–
Mid Cap Blend	06-6PW	Touchstone Mid Cap R6: Class Retirement Investment Adviser: The London Company of Virginia, LLC Investment Subadviser: London Company of Virginia	0.81	*	14.36	–	–
Small Cap Blend	06-4PF	Touchstone Small Company R6: Class Retirement Investment Adviser: Fort Washington Investment Advisors Inc Investment Subadviser: Fort Washington Investment Advisors Inc	0.80	*	6.18	9.47	–
Small Cap Value	06-4FX	Undiscovered Managers Behavioral Val R6: Class Retirement Investment Adviser: Fuller & Thaler Asset Mgmt Investment Subadviser: Fuller & Thaler Asset Management Inc	0.80	*	3.32	10.91	9.56
Large Cap Blend	06-FHY	Vanguard 500 Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.04		20.77	14.26	12.58

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Balanced	06-FJC	Vanguard Balanced Index Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.07	12.23	8.56	7.93
Specialty	06-4XX	Vanguard Commodity Strategy Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.21	(7.74)	–	–
Specialty	06-4Y3	Vanguard Consumer Discretionary Idx Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.10	16.77	13.40	12.55
Specialty	06-4XY	Vanguard Consumer Staples Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.10	3.50	9.64	9.02
Foreign Blend	06-FJF	Vanguard Developed Markets Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.07	6.97	6.57	4.90
Large Cap Blend	06-4CY	Vanguard Dividend Growth Inv: Class Inv Investment Adviser: Wellington Management Company LLP	0.30	9.14	12.43	11.41
Diversified Emerging Markets	06-FJG	Vanguard Emerging Mkts Stock Idx Adm: Class Inst Investment Adviser: Vanguard Global Advisors, LLC	0.14	(2.26)	2.22	3.38
Specialty	06-FJH	Vanguard Energy Adm: Class Inst Investment Adviser: Wellington Management Company LLP	0.38	4.06	3.49	0.62
Specialty	06-6N6	Vanguard Energy Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.10	(3.61)	10.62	3.23
Large Cap Value	06-FJJ	Vanguard Equity-Income Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.18	4.17	10.39	10.08
Europe Stock	06-4PP	Vanguard European Stock Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.13	8.51	7.49	4.63
Small Cap Growth	06-FJK	Vanguard Explorer Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.34	6.57	10.28	9.65
Mid Cap Blend	06-FJM	Vanguard Extended Market Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.06	10.46	8.95	8.48
Specialty	06-4G7	Vanguard Financials Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.10	7.92	10.23	10.44
Foreign Blend	06-3CC	Vanguard FTSE All-Wld ex-US Idx Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.12	4.79	5.49	4.50
Large Cap Blend	06-3WM	Vanguard FTSE Social Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.14	24.72	–	–
Int Government Bond	06-GFM	Vanguard GNMA Adm: Class Inst Investment Adviser: Wellington Management Company LLP	0.11	1.73	0.19	1.26
Large Cap Blend	06-4MV	Vanguard Growth & Income Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.22	20.38	14.25	12.57

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Large Cap Growth	06-FJN	Vanguard Growth Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.05	35.98	17.58	14.57
Specialty	06-FJP	Vanguard Health Care Adm: Class Inst Investment Adviser: Wellington Management Company LLP	0.29	6.47	9.32	10.03
Specialty	06-4MW	Vanguard Health Care Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.10	5.78	10.22	11.09
Large Cap Value	06-4MX	Vanguard High Dividend Yield Index Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.08	4.86	–	–
High Yield Bond	06-FJR	Vanguard High-Yield Corporate Adm: Class Inst Investment Adviser: Wellington Management Company LLP	0.13	7.82	4.16	4.34
Specialty	06-4XW	Vanguard Industrials Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.10	14.59	11.89	10.36
Inflation-Protec Bond	06-GFC	Vanguard Inflation-Protected Secs Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.10	1.99	2.80	2.14
Specialty	06-4G9	Vanguard Information Technology Idx Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.10	42.00	23.49	20.18
Intermediate Term Bond	06-FJT	Vanguard Interm-Term Bond Index Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.07	2.58	1.37	2.07
Intermediate Term Bond	06-FJV	Vanguard Interm-Term Investment-Grde Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.10	4.54	2.13	2.57
Int Government Bond	06-FJW	Vanguard Interm-Term Treasury Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.10	1.90	0.96	1.37
Foreign Growth	06-3F6	Vanguard International Growth Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.31	(0.62)	8.30	7.44
Foreign Value	06-4XG	Vanguard International Value Inv: Class Inv Investment Adviser: Vanguard Group Inc	0.38	3.77	5.90	4.12
Foreign Value	06-64K	Vanguard Intl Hi Div Yld Adm: Class Inst*** Investment Adviser: Vanguard Group Inc	0.22	7.25	6.30	–
Int Government Bond	06-3C9	Vanguard Intmdt-Term Trs Idx Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.07	2.09	0.69	1.22
Balanced	06-FJX	Vanguard LifeStrategy Cnsrv Gr Inv: Class Inv Investment Adviser: Vanguard Group Inc	0.12	7.20	4.69	4.80
Balanced	06-FJY	Vanguard LifeStrategy Growth Inv: Class Inv Investment Adviser: Vanguard Group Inc	0.14	11.12	8.38	7.63

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Balanced	06-FKC	Vanguard LifeStrategy Income Inv: Class Inv Investment Adviser: Vanguard Group Inc	0.11	5.15	2.72	3.27
Balanced	06-FKF	Vanguard LifeStrategy Mod Gr Inv Shrs: Class Inv Investment Adviser: Vanguard Group Inc	0.13	9.13	6.55	6.25
Specialty	06-GJY	Vanguard Long-Term Investment-Grade Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.12	1.31	1.35	3.33
Specialty	06-4PT	Vanguard Long-Term Treasury Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.10	(5.50)	(1.76)	1.46
Specialty	06-FKG	Vanguard Materials Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.10	(0.56)	11.00	8.36
Mid Cap Growth	06-FKH	Vanguard Mid Cap Growth Inv: Class Inv Investment Adviser: Vanguard Group Inc	0.35	12.54	8.20	8.53
Mid Cap Blend	06-FKJ	Vanguard Mid Cap Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.05	5.83	10.13	9.50
Mid Cap Growth	06-3YP	Vanguard Mid-Cap Growth Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.07	11.39	10.99	10.19
Mid Cap Value	06-3YN	Vanguard Mid-Cap Value Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.07	0.92	8.89	8.60
Specialty	06-FKK	Vanguard Real Estate Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.12	(3.75)	3.91	6.38
Mid Cap Value	06-FKM	Vanguard Selected Value Inv: Class Inv Investment Adviser: Vanguard Group Inc	0.38	12.17	12.41	9.07
Short Term Bond	06-4YJ	Vanguard Short-Term Bond Index Adm: Class Inst** Investment Adviser: Vanguard Group Inc	0.07	3.91	1.44	1.34
Short Term Gov Bond	06-3CR	Vanguard Short-Term Federal Adm: Class Inst** Investment Adviser: Vanguard Group Inc	0.10	3.14	1.32	1.21
Short Term Bond	06-4N9	Vanguard Short-Term Investment-Grade Adm: Class Inst** Investment Adviser: Vanguard Group Inc	0.10	4.90	2.04	1.94
Short Term Gov Bond	06-4PR	Vanguard Short-Term Treasury Adm: Class Inst** Investment Adviser: Vanguard Group Inc	0.10	2.97	1.15	1.01
Small Cap Growth	06-FKP	Vanguard Small Cap Growth Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.07	5.58	7.33	7.67
Small Cap Blend	06-FKR	Vanguard Small Cap Index Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.05	4.50	8.65	8.37

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Small Cap Value	06-FKN	Vanguard Small Cap Value Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.07	3.74	8.96	8.53
Mid Cap Blend	06-4MY	Vanguard Strategic Equity Inv: Class Inv Investment Adviser: Vanguard Group Inc	0.17	7.84	11.33	9.91
Mgd Asset Allocation	06-FKW	Vanguard Target Retirement 2020 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	7.39	5.61	5.69
Mgd Asset Allocation	06-FKX	Vanguard Target Retirement 2025 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	8.56	6.41	6.31
Mgd Asset Allocation	06-FKY	Vanguard Target Retirement 2030 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	9.44	7.09	6.83
Mgd Asset Allocation	06-FMC	Vanguard Target Retirement 2035 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	10.25	7.80	7.36
Mgd Asset Allocation	06-FMF	Vanguard Target Retirement 2040 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	11.00	8.49	7.85
Mgd Asset Allocation	06-FMG	Vanguard Target Retirement 2045 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	11.75	9.17	8.24
Mgd Asset Allocation	06-FMH	Vanguard Target Retirement 2050 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	12.19	9.34	8.32
Mgd Asset Allocation	06-FMJ	Vanguard Target Retirement 2055 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	12.16	9.32	8.30
Mgd Asset Allocation	06-FMK	Vanguard Target Retirement 2060 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	12.19	9.33	8.30
Mgd Asset Allocation	06-34V	Vanguard Target Retirement 2065 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	12.21	9.32	–
Mgd Asset Allocation	06-6MJ	Vanguard Target Retirement 2070 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	12.24	–	–
Mgd Asset Allocation	06-FMM	Vanguard Target Retirement Income Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	6.40	4.17	4.10
Intermediate Term Bond	06-FMN	Vanguard Total Bond Market Index Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.05	2.19	0.86	1.61
World Bond	06-FMP	Vanguard Total Intl Bd Idx AdmiralTM: Class Inst Investment Adviser: Vanguard Group Inc	0.11	5.71	0.56	2.20
Foreign Blend	06-FMR	Vanguard Total Intl Stock Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.11	4.58	5.38	4.41
Large Cap Blend	06-FMT	Vanguard Total Stock Mkt Idx Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.04	19.20	13.44	11.91

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Cap Growth	06-FMV	Vanguard US Growth AdmiralTM: Class Inst Investment Adviser: Vanguard Group Inc	0.20		33.76	14.41	13.61
Specialty	06-4N7	Vanguard Utilities Index Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.10		(9.05)	4.89	7.90
Large Cap Value	06-FMW	Vanguard Value Index Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.05		7.30	10.44	10.23
Balanced	06-GCT	Vanguard Wellesley® Income AdmiralTM: Class Inst Investment Adviser: Wellington Management Company LLP	0.16		3.14	5.20	5.46
Balanced	06-GFF	Vanguard WellingtonTM AdmiralTM: Class Inst Investment Adviser: Wellington Management Company LLP	0.17		10.86	8.83	8.19
Large Cap Value	06-4V3	Vanguard WindsorTM II AdmiralTM: Class Inst Investment Adviser: Vanguard Group Inc	0.26		14.58	13.42	10.63
Intermediate Term Bond	06-4NT	Victory Core Plus Intermediate Bond R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	0.42	*	3.87	2.72	–
Mid Cap Value	06-3RF	Victory Integrity Mid-Cap Value R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	0.60	*	3.16	10.45	–
Small Cap Value	06-3JN	Victory Integrity Small-Cap Value R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	0.96		5.03	9.57	7.80
Foreign Blend	06-4NW	Victory International R6: Class Retirement Investment Adviser: Wellington Management Company LLP Investment Subadviser: Wellington Management Company LLP	0.61	*	7.73	6.60	–
Large Cap Growth	06-4NV	Victory Nasdaq 100 Index R6: Class Retirement Investment Adviser: Northern Trust Asset Management	0.30		42.41	20.61	–
Small Cap Growth	06-33C	Victory RS Small Cap Growth R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	1.05		8.47	2.35	–
Diversified Emerging Markets	06-3R9	Victory Sophus Emerging Markets R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	0.89	*	(0.86)	1.59	–
Mid Cap Value	06-FMX	Victory Sycamore Established Value R6: Class Retirement*** Investment Adviser: Victory Capital Management Inc.	0.54		2.83	12.45	–
Small Cap Value	06-FMY	Victory Sycamore Small Company Opp R6: Class Retirement*** Investment Adviser: Victory Capital Management Inc.	0.85		0.10	9.13	–
Foreign Small/Mid Eqty	06-GFH	Victory Trivalent International Sm-Cp R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	1.03		4.25	5.63	5.38

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Foreign Blend	06-3RC	Victory Trivalent Intl Fd-Core Eq R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	0.55	*	9.37	5.41	–
Large Cap Value	06-FFJ	Virtus Ceredex Large-Cap Value Equity R6: Class Retirement Investment Adviser: Ceredex Value Advisors Investment Subadviser: Ceredex Value Advisors LLC	0.72	*	7.11	9.27	–
Mid Cap Value	06-FFK	Virtus Ceredex Mid-Cap Value Equity R6: Class Retirement Investment Adviser: Ceredex Value Advisors Investment Subadviser: Ceredex Value Advisors LLC	0.79	*	4.30	8.02	–
Specialty	06-4PH	Virtus Duff & Phelps Real Estate Secs R6: Class Retirement Investment Adviser: Duff & Phelps Inv Mgmt Co (IL) Investment Subadviser: Duff & PheLPs Investment Management Co	0.79	*	(3.45)	5.85	–
Small Cap Growth	06-64N	Virtus KAR Small-Cap Growth R6: Class Retirement Investment Adviser: Kayne Anderson Rudnick Investment Management LLC Investment Subadviser: Kayne Anderson Rudnick Investment Management LLC	0.99		0.77	9.70	–
Mid Cap Value	06-4NN	Virtus NFJ Mid-Cap Value R6: Class Retirement Investment Adviser: NFJ Investment Group, LLC Investment Subadviser: NFJ Investment Group LLC – Dallas	0.60	*	(1.90)	7.86	–
Small Cap Value	06-CPJ	Virtus NFJ Small-Cap Value R6: Class Retirement Investment Adviser: NFJ Investment Group, LLC Investment Subadviser: NFJ Investment Group LLC – Dallas	0.77	*	2.21	5.48	4.63
Specialty	06-47K	Virtus Seix Floating Rate High Inc R6: Class Retirement Investment Adviser: Seix Investment Advisors Investment Subadviser: Virtus Fixed Income Advisers, LLC	0.52	*	10.01	4.37	–
Intermediate Term Bond	06-3CX	Virtus Seix Total Return Bond R6: Class Retirement Investment Adviser: Seix Investment Advisors Investment Subadviser: Virtus Fixed Income Advisers, LLC	0.31	*	1.34	1.21	–
Small Cap Blend	06-3YT	Virtus Small-Cap R6: Class Retirement Investment Adviser: Allianz Global Investors	0.84	*	6.76	8.09	–
Diversified Emerging Markets	06-3N4	Virtus SGA Emerging Markets Equity R6: Class Retirement Investment Adviser: Sustainable Growth Advisers, LP	0.98	*	(11.59)	(2.63)	–
Intermediate Term Bond	06-4NR	Voya Intermediate Bond R6: Class Retirement Investment Adviser: Voya Investment Management Co. LLC (US) Investment Subadviser: Voya Investment Management Co. LLC	0.30		3.44	1.31	2.26

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Cap Value	06-6N7	Voya Large Cap Value R6: Class Retirement Investment Adviser: Voya Investment Management Co. LLC (US) Investment Subadviser: Voya Investment Management Co. LLC	0.74	*	7.76	11.81	9.27
Small Cap Growth	06-6JT	Voya Small Cap Growth R6: Class Retirement Investment Adviser: Voya Investment Management Co. LLC (US) Investment Subadviser: Voya Investment Management Co. LLC	0.84	*	7.80	–	–
Intermediate Term Bond	06-GFJ	Western Asset Core Plus Bond IS: Class Inst Investment Adviser: Western Asset Management Company, LLC Investment Subadviser: Western Asset Management Company Pte Ltd. – Singapore;Western Asset Management Company, LLC;Western Asset Management Company Ltd. – Japan;Western Asset Management Company Limited;	0.42		1.10	0.27	2.11
Mid Cap Growth	06-3TP	William Blair Small-Mid Cap Growth I: Class Inst Investment Adviser: William Blair	0.99	*	4.62	8.84	10.16
Large Cap Growth	06-6RH	Alger Focus Equity Y: Class Inst Investment Adviser: Fred Alger Management, LLC	0.58	*	39.67	16.27	–
Specialty	06-6TN	American Beacon SSI Alternative Inc R5: Class Retirement Investment Adviser: SSI Investment Management LLC Investment Subadviser: SSI Investment Management LLC	1.32	*	6.00	–	–
Foreign Growth	06-6RJ	American Funds International Vntg R-6: Class Retirement Investment Adviser: Capital Group	0.54	*	6.66	–	–
Short Term Bond	06-6RR	Baird Ultra Short Bond Institutional: Class Inst** Investment Adviser: Baird Advisors	0.15	*	5.65	2.33	1.78
Mid Cap Blend	06-6TR	ClearBridge Mid Cap IS: Class Inst Investment Adviser: ClearBridge Investments, LLC. Investment Subadviser: ClearBridge Investments, LLC	0.76	*	2.35	8.46	7.54
Small Cap Growth	06-6RP	Columbia Small Cap Growth Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments North America	0.84	*	11.87	9.87	10.20
Intermediate Term Bond	06-6RK	Dodge & Cox Income X: Class Other Investment Adviser: Dodge & Cox	0.33	*	3.84	–	–
Mgd Asset Allocation	06-6RV	PIMCO Realpath Blend 2065 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.15	*	11.05	–	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Large Cap Blend	06-6RM	Putnam Core Equity Fund R6: Class Retirement Investment Adviser: Putnam Investment Subadviser: Franklin Resources Inc;Great-West Lifeco Inc;	0.64	23.03	15.72	–
Small Cap Growth	06-6RT	T. Rowe Price Integrated US Sm Gr Eq I: Class Inst Investment Adviser: T. Rowe Price	0.66	9.62	9.06	–
Mgd Asset Allocation	06-6RX	T. Rowe Price Retirement 2005 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.34	–	–	–
Mgd Asset Allocation	06-6RY	T. Rowe Price Retirement 2010 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.34	–	–	–
Mgd Asset Allocation	06-6T3	T. Rowe Price Retirement 2015 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.35	–	–	–
Mgd Asset Allocation	06-6T4	T. Rowe Price Retirement 2020 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.37	–	–	–
Mgd Asset Allocation	06-6T6	T. Rowe Price Retirement 2025 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.38	–	–	–
Mgd Asset Allocation	06-6T7	T. Rowe Price Retirement 2030 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.40	–	–	–
Mgd Asset Allocation	06-6T9	T. Rowe Price Retirement 2035 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.42	–	–	–
Mgd Asset Allocation	06-6TC	T. Rowe Price Retirement 2040 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.43	–	–	–
Mgd Asset Allocation	06-6TF	T. Rowe Price Retirement 2045 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.44	–	–	–
Mgd Asset Allocation	06-6TG	T. Rowe Price Retirement 2050 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.45	–	–	–
Mgd Asset Allocation	06-6TH	T. Rowe Price Retirement 2055 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.46	–	–	–
Mgd Asset Allocation	06-6TJ	T. Rowe Price Retirement 2060 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.46	–	–	–
Mgd Asset Allocation	06-6TK	T. Rowe Price Retirement 2065 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.46	–	–	–
Mgd Asset Allocation	06-6TM	T. Rowe Price Retirement Balanced ClassI: Class Inst Investment Adviser: T. Rowe Price	0.34	–	–	–
Foreign Value	06-6TP	Vanguard International Dividend Gr Inv: Class Inv Investment Adviser: Wellington Management Company LLP	0.54	–	–	–

STATEMENT OF ADDITIONAL INFORMATION

THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION, THE PROSPECTUSES OF THE FUNDS, OR THE STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS.

The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of Additional Information is set forth below:

Table of Contents

GENERAL INFORMATION AND HISTORY	2

DISTRIBUTION OF CONTRACTS	2

CUSTODY OF ASSETS	2

LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS	2

403(b) PROGRAMS	2

408 AND 408A PROGRAMS	2

457 PROGRAMS	3

EMPLOYEE BENEFIT PLANS	3

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	3

FINANCIALS OF THE REGISTRANT	3

GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Unit Trust (the “Variable Account”), see the section entitled “Information about AUL, The Variable Account, and The Funds” in the Prospectus. The Variable Account is registered under both the Investment Company Act of 1940 and the Securities Act of 1933 and therefore may contain assets under Section 401 of the Internal Revenue Code of 1986 (“IRC”) or Section 403(b) of the IRC.

DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the “Contracts”) described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority (“FINRA”).

OneAmerica Securities, Inc. serves as the principal underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds underlying the Investment Accounts that are offered hereunder.

LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS

403(b) PROGRAMS

Contributions to a 403(b) Program are excludable from a Participant’s gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Participant’s salary reduction contributions to a 403(b) Program to $23,000 for 2024. The limit may be reduced by salary reduction contributions to another type of retirement plan. A Participant with at least fifteen (15) years of service for a “qualified organization” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years. If you are age fifty (50) or older, an additional catch-up contribution of $7,500 is allowed.

Section 415(c) also provides an overall limit on the amount of Employer and Participant’s salary reduction contributions to a Section

403(b) Program that will be excludable from an employee’s gross income in a given year. The Section 415(c) limit is the lesser of (a) $69,000 in 2024, or (b) 100 percent of the Participant’s annual compensation. This limit will be reduced if a Participant also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts “rolled over” from another eligible retirement program. A Participant who receives an “eligible rollover distribution” will be permitted either to roll over such amount to another eligible retirement program or an IRA within sixty (60) days of receipt or to make a direct rollover to another eligible retirement program or an IRA without recognition of income. An “eligible rollover distribution” means any distribution to a Participant of all or any taxable portion of the balance to his credit under an eligible retirement program, other than a required minimum distribution to a Participant who has reached age 72 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life or life expectancy of the Participant or the lives or joint life expectancy of the Participant and the Participant’s beneficiary or (2) over a specified period of ten (10) years or more. Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 AND 408A PROGRAMS

Contributions to the individual retirement annuity of a Participant under a 408 or 408A Program are subject to the limits on contributions to individual retirement annuities under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions to an individual retirement annuity are limited to the lesser of $7,000 per year or the Participant’s annual compensation. In the case of a participant who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year increases by

$1,000. If a married couple files a joint return, each spouse may, in a great majority of cases, make contributions to his or her IRA up to the $7,000 limit. The extent to which a Participant may deduct contributions to this type of 408 Program depends on his or her spouse’s gross income for the year and whether either participate in another employer-sponsored retirement plan.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details. Contributions to a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal

Revenue Code. Section 402(g) currently limits Employer contributions and Participant salary reduction contributions (if permitted) to a simplified employee pension plan to the lesser of (a) 25 percent of the Participant’s compensation, or (b) $69,000. Salary reduction contributions, if any, are subject to additional annual limits.

457 PROGRAMS

Deferrals by a Participant to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $23,000 in 2024, or (b) 100 percent of the Participant’s includible compensation. If the Participant participates in more than one 457 Program, this limit applies to contributions to all such programs. The Section 457 (b) limit is increased during the last three (3) years ending before the Participant reaches his normal retirement age under the 457 Program.

EMPLOYEE BENEFIT PLANS

The applicable annual limits on contributions to an Employee Benefit Plan depend upon the type of plan. Total contributions on behalf of a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $69,000 in 2024, or (b) 100 percent of a Participant’s annual compensation. Salary reduction contributions to a cash- or-deferred arrangement under a profit-sharing plan are subject to additional annual limits. Contributions to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participants will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer’s defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. The limits determined under Section 415(b) and (c) of the Internal Revenue Code are further reduced for a Participant who participates in a defined contribution plan and a defined benefit plan maintained by the same employer.

The annual maximum contribution to a Health Savings Account (“HSA”) for 2024 is $4,150 for an individual and $8,300 for a family. All contributions to an HSA, regardless of source, count toward the annual maximum. These limits may be increased by $1,000 for HSA plan participants who are age 55 and over.

There are no IRS-imposed maximum contribution limits on Health Reimbursement Arrangements (“HRA”) or GASB 45 Other Post- Employment Benefit “OPEB” plan contributions. However, each employer’s plan will most likely set a limit. Contributions made by an employer to the employee’s account are not considered income.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statutory financial statements of AUL, which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2023 and 2022, and the related statutory statements of operations and changes in surplus, and of cash flow for the years then ended, appearing herein have been audited by PricewaterhouseCoopers LLP Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. The Variable Account statements of net assets as of December 31, 2023 and the statements of operations and changes in net assets and the financial highlights for each of the periods indicated in this SAI have been audited by PricewaterhouseCoopers LLP Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere here and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

FINANCIALS OF THE REGISTRANT

The December 31, 2023 financial statements of the Separate Account and the December 31, 2023 consolidated statements of AUL are incorporated into this SAI by reference to the Separate Account's most recent Form N-VPFS filed with the SEC.

AUL AMERICAN UNIT TRUST

Group Variable Annuity Contracts

Sold By

AMERICAN UNITED LIFE INSURANCE COMPANY ®

One American Square

Indianapolis, Indiana 46206-0368

SAI

Dated: May 1, 2024

PART C: OTHER INFORMATION

ITEM 27. EXHIBITS

1.	Resolution of Executive Committee of American United Life Insurance Company (“AUL”) establishing AUL American Unit Trust (1)

2.	Not applicable

3.	Underwriting Agreements

	3.1	Distribution Agreement between American United Life Insurance Company and OneAmerica Securities, Inc. (6)

	3.2	Form of Selling Agreement (9)

4.	Group Annuity Contract Forms:

	4.1	TDA Voluntary Contract, Form P-12511 (1)

	4.2	TDA Employer Sponsored Contract, Form P-12621 (1)

	4.3	TDA Employer Sponsored Benefit Responsive Contract, Form P-12621BR (1)

	4.4	TDA Custodial SPL Contract, Form P-12833 (1)

	4.5	TDA Custodial Contract, Form P-12833 (1) (3)

	4.6	TDA Employer Sponsored and Qualified Conv. Multiple Fund VA Contract, Form P-14020 (1)

	4.7	TDA Employer Sponsored and Qualified New Multiple Fund VA Contract, Form P-14020 (1)

	4.8	IRA Non-Custodial Contract, Form P-12566 (1)

	4.9	IRA Custodial Contract, Form P-12867 (1) (3)

	4.10	DCP Contract, Form P-12518 (1)

	4.11	IRA No-Load Custodial Contract and Amendment, Form P-12867 (2)

	4.12	IRA Guaranteed Benefit Group Variable Annuity, Form P-GB-K-IRAMFVA (NBR) (2)

	4.13	TDA Guaranteed Benefit Employer-Sponsored Group Variable Annuity, Form P-GB-K-ERTDAMFVA (2)

	4.14	Employer-Sponsored TDA and Qualified Plan Guaranteed Benefit Group Variable Annuity, Form P-GB-K-AUL1MFVA (2)

	4.15	Voluntary TDA Group Variable Annuity and Certificate, Forms P-K-TDAMFVA-GMDB (BR) and P-C-TDAMFVA-GMDB (BR) (3)

	4.16	TDA Multiple-Fund Group Variable Annuity with GMDB (SBR)-OMNI Patriot TDA Voluntary Contract & Certificates, Form TDA.GMDB.OM-K & C (4)

4.17	Employer-Sponsored TDA & Qualified Plan Guaranteed Benefit Contract & Certificates, OMNI AULONE Contract, Form GB10.OM-K & C (4)

4.18	Guaranteed Benefit Employer-Sponsored TDA Contract and Amendments & Certificates (SBR) - OMNI-ERTDA, Form GBErTDA.OM-K & C (4) (6)

4.19	AUL American Series IRA Multiple Fund Individual Variable Annuity - Form IndividualORIRA (5)

4.20	Amendment to the IRA Group Annuity Contract - Form IRAEGTRRAKAM (5)

4.21	AUL American Series Roth IRA Multiple Fund Group Variable Annuity - Form IRA/GBSEP/GBSIMPLE.OM-K (5)

4.22	AUL American Series Guaranteed Benefit IRA Multiple Fund Group Annuity with Guaranteed Minimum Death Benefit (NBR) - Form IRA/GBSEP/GBSIMPLE.OM-K (5)

4.23	AUL American Series Roth IRA Multiple Fund Group Variable Annuity Certificate - Form ROTHIRA.OM-C (5)

4.24	AUL Unallocated OMNI AULONE 401 and 403(b) Form GB10.OM-K (Unall) (7)

4.25	AUL Omni Employer Sponsored TDA - Form GBErTDA.OM-ChuK (9)

4.26	AUL Omni DCP MFVA - Form DCP.OM (9)

4.27	AUL Loan Administration Fee Addendum to Group Annuity Contract (9)

4.28	AUL Loan Administration Fee Amendment to Group Annuity Contract (9)

4.29	AUL Unallocated Variable Registered Group Annuity 403(b) and 401(a) Contract (9)

4.30	AUL Unallocated Variable Registered Group Annuity for HRAs, HSAs and OPEB Employee Benefit Plans (9)

4.31	Addendum to the Certificate Issued to the Participants in TDA Group Annuity Contracts (10)

4.32	Amendment to the TDA Group Annuity Contract (10)

4.33	Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account (SBR) (10)

4.34	Guaranteed Benefit Employer-Sponsored TDA and Qualified Plan Multiple-Fund Group Variable Annuity with Stable Value Account Contract Form GB10-K (SVA) (11)

	4.35	Guaranteed Benefit Employer-Sponsored TDA and Qualified Plan Multiple-Fund Group Variable Annuity with Stable Value Account Certificate Form GB10-C (SVA) (11)

	4.36	Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account Contract Form GBERTDA-K (SVA) (11)

	4.37	Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account Certificate Form GBERTDA-C (SVA) (11)

	4.38	Deferred Compensation Plan (DCP) Multiple-Fund Group Variable Annuity with Stable Value Account Form DCP-K (SVA) (11)

	4.39	Guaranteed Benefit Unallocated Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account GBERTDA-uK (SVA) (12)

	4.40	Deferred Compensation Plan (DCP) Unallocated Multiple-Fund Group Variable Annuity with Stable Value Account DCP-uK (SVA) (12)

	4.41	AUL American Series Roth IRA Multiple-Fund Group Variable Annuity ROTHIRA.SP-K (12)

	4.42	AUL American Series Roth IRA Multiple-Fund Group Variable Annuity Certificate ROTHIRA.SP-C (12)

5.	Application Forms and other forms:

	5.1	AUL American Series Enrollment Form P-12464 (1)

	5.2	Employer Sponsored TDA Enrollment Form P-12477 (1)

	5.3	AUL Select Annuity Enrollment Form P-14009 (1)

	5.4	Application for No-Load IRA Contract, P-12503 (2)

	5.5	AUL American Series Enrollment Form P-11464 G (4)

	5.6	Employer-Sponsored Tax Deferred Annuity Enrollment Form P-12477 L (4)

6.	Certificate of Incorporation and By-Laws of the Depositor

	6.1	Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

	6.2	Certification of the Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

	6.3	Second Amended and Restated Articles of Incorporation of American United Life Insurance Company (6)

	6.4	Second Amended and Restated By-Laws of American United Life Insurance Company (6)

7.	Not applicable

8.	Form of Participation Agreements:

	8.1	Form of Participation Agreement with Alger American Fund (1)

	8.2	Form of Participation Agreement with American Century (1)

		8.2.1	Form of Participation Agreement with American Century Variable Portfolios, Inc. (3)

		8.2.2	Form of Participation Agreement with American Century Variable Portfolios, Inc. (3)

		8.2.3	Form of Participation Agreement and Amendments thereto with American Century Variable Portfolios, Inc. (3) (6)

	8.3	Form of Participation Agreement with Calvert Variable Series (1)

	8.4	Form of Participation Agreement with Fidelity Variable Insurance Products Fund (1)

	8.5	Form of Participation Agreement with Fidelity Variable Insurance Products Fund II (1)

	8.6	Form of Participation Agreement with Janus Aspen Series (1)

	8.7	Form of Participation Agreement and Amendments thereto with PBHG Funds, Inc. (3) (6)

	8.8	Form of Participation Agreement with Safeco Resource Series Trust (1)

	8.9	Form of Participation Agreement with T. Rowe Price Equity Series, Inc. (3)

	8.10	Form of Participation Agreement with Invesco Funds Group and American United Life Insurance Company (3)

	8.11	Form of Participation Agreement with The Vanguard Group and American United Life Insurance Company (3)

	8.12	Form of Participation Agreement with State Street Institutional Investment Trust and American United Life Insurance Company (3)

	8.13	Form of Participation Agreement between MFS Funds Distributors, Inc. and American United Life Insurance Company (5)

8.14	Form of Amendment No. 4 to the Participation Agreement between American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance Company (5)

8.15	Form of Amendments to the Participation Agreement between American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance Company (5) (6)

8.16	Form of Distribution and Service Agreement between T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc. and American United Life Insurance Company (5)

8.17	Form of Participation Agreement between Pacific Investment Management Company LLC (PIMCO) and American United Life Insurance Company (5)

8.18	Form of Shareholder Servicing Agreement between PIMCO Advisors Fund Management LLC and American United Life Insurance Company (5)

8.19	Form of Participation Agreement between AIM Growth Series, AIM Distributors, Inc. and American United Life Insurance Company (5)

8.20	Form of Amendment to the Participation Agreement between Invesco Funds Group and American United Life Insurance Company (5)

8.21	Form of Amendment to the Omnibus Account Services Agreement between Invesco Funds Group, Inc., Invesco Distributors, Inc. and American United Life Insurance Company (5)

8.22	Form of Assignment and Assumption of AUL Fund Participation Agreement (Mason Street Funds, Inc.) between Robert W. Baird & Co., Inc., Northwestern Investment Services, LLC, and Mason Street Advisors, LLC (5)

8.23	Form of Variable Group Annuity Contractholder Service Agreement (12b-1) between AIM Distributors, Inc. and American United Life Insurance Company (5)

8.24	Form of Participation Agreement between Fidelity Distributors Corporation and American United Life Insurance Company (6)

8.25	Form of Amendments to the Participation Agreement between Mason Street and Northwestern Investment Services, LLC and American United Life Insurance Company (6)

8.26	Form of Participation Agreement, and others between Frank Russell and American United Life Insurance Company (7)

8.27	Form of Participation Agreement, and others between Fifth Third and American United Life Insurance Company (7)

8.28	Form of Shareholder Services Agreement between Alliance Global Investor Services, Inc. and American United Life Insurance Company (8)

8.29	Form of Participation Agreement between AIM Variable Insurance Funds and American United Life Insurance Company (8)

8.30	Form of Service Agreement between Dreyfus Service Corporation and American United Life Insurance Company (8)

8.31	Form of First Amendment to the Participation Agreement between Fidelity Distributors Corporation and American United Life Insurance Company (8)

8.32	Form of Recordkeeping Services Agreement between Lord Abbett Family of Funds and American United Life Insurance Company (8)

8.33	Form of Participation Agreement between Neuberger Berman Advisers Management Trust and American United Life Insurance Company (8)

8.34	Form of Administrative Services Agreement between OppenheimerFunds Distributor, Inc. and American United Life Insurance Company (8)

8.35	Form of Participation Agreement between Pioneer Funds Distributor, Inc. and American United Life Insurance Company (8)

8.36	Form of Participation Agreement between Thornburg Investment Management, Inc. and American United Life Insurance Company (8)

8.37	Form of Participation Agreement between American Funds and American United Life Insurance Company (9)

8.38	Form of Broker Dealer Agreement between BlackRock Investments, Inc. and OneAmerica Securities, Inc. (10)

8.39	Form of Investor Distribution and Service Agreement between BlackRock Investments, Inc. and American United Life Insurance Company (10)

8.40	Form of Service Agreement between BlackRock Advisors, LLC and American United Life Insurance Company (10)

8.41	Form of Shareholder Service Agreement for Institutional Class Shares between BlackRock Advisors, LLC and American United Life Insurance Company (10)

8.42	Form of Selling/Service Agreement for CRM Mutual Fund Trust between PFPC Distributors, Inc. and American United Life Insurance Company (10)

8.43	Form of Service Agreement between DWS Investments Service Company and American United Life Insurance Company (10)

8.44	Form of Retail Fund Participation Agreement between Pax World Funds Series Trust 1, Alps Distributors, Inc. and American United Life Insurance Company (10)

8.45	Form of Services Agreement between Prudential Investment Management Services LLC and American United Life Insurance Company (11)

8.46	Form of Participation Agreement among Prudential Investments LLC, Prudential Investment Management Services LLC and American United Life Insurance Company (11)

8.47	Form of Selling Group Agreement between Teachers Advisors, Inc., Teachers Personal Investors Services, Inc., OneAmerica Securities, Inc. and American United Life Insurance Company (11)

8.48	Form of Selling and Shareholder Support Services Agreement between ALPS and American United Life Insurance Company & OneAmerica Securities, Inc. (12)

8.49	Form Service Agreement between RidgeWorth Funds, American United Life Insurance Company and OneAmerica Securities, Inc.(12)

8.50	Form of Service Agreement between Parnassus Investments and American United Life Insurance Company (12)

8.51	Form of Administrative Services Agreement between American United Life Insurance Company and OneAmerica Securities, Inc. and Payden (12) & Rygel Distributors

8.52	Form of Form of Selling Group Agreement between Matrix Capital Groug, Inc., American United Life Insurance Company & OneAmerica Securities, Inc.

8.53	Form of Recordkeeping Agreement between Federated Shareholder Services Company American United Life Insurance Company and OneAmerica Securities, Inc. (14)

8.54	Form of Participation Agreement among Putnam Management Limited Partnership, Putnam Investor Services, Inc., American United Life Insurance Company and OneAmerica Securities, Inc. (14)

8.55	Form of Shareholder Servicing Agreement between Schwartz Investment Counsel, Inc., American United Life Insurance Company and OneAmerica Securities, Inc. (14)

8.56	Form of Administrative Services Agreement between AQR Capital Management, LLC and American United Life Insurance Company (15)

8.57	Form of Service Agreement between MBSC Securities Corporation and OneAmerica Securities, Inc. (15)

8.58	Form of Shareholder Services Agreement among PNC Funds, PNC Advantage Funds, PNC Capital Advisors, LLC and American United Life Insurance Company (15)

8.59	Form of Selling Agreement between Principal Funds Distributor, Inc. and OneAmerica Securities, Inc. (16)

8.60	Form of Services Agreement between Principal Shareholder Services, Inc. and OneAmerica Securities, Inc. (16)

8.61	Form of Service Agreement between JPMorgan Distribution Services, Inc. and American United Life Insurance Company (17)

8.62	Form of Administrative Services Agreement by and among The Advisors’ Inner Circle Fund III, on behalf of the Knights of Columbus Funds and American United Life Insurance Company (17)

8.63	Form of Sales Agreement with VP Distributors, LLC and OneAmerica Securities, Inc. (17)

8.64	Form of Service Agreement between Virtus Fund Services, LLC, American United Life Insurance Company, and OneAmerica Securities, Inc. (17)

8.65	Form of Service Agreement Payments between Virtus Fund Services, LLC, American United Life Insurance Company, and OneAmerica Securities, Inc. (17)

8.66	Form of Dealer Agreement between American Beacon Advisors, Inc. and OneAmerica Securities, Inc. (17)

8.67	Form of Services Agreement between Hartford Funds Distributors, LLC, American United Life Insurance Company and OneAmerica Securities, Inc. (18)

8.68	Form of Fund Agreement between Delaware Distributors, LP and American United Life Insurance Company (18)

8.69	Form of Dealer Agreement between New York Life Investment Management, LLC and OneAmerica Securities, Inc. (18)

8.70	Form of Participant Administrative Services Agreement between John Hancock Funds, LLC, American United Life Insurance Company, and OneAmerica Securities, Inc. (18)

8.71	Form of Administrative and Shareholder Services Agreeement between Wells Fargo Funds Distributor, LLC, American United Life Insurance Company and OneAmerica Securities, Inc. (18)

8.72	Form of Financial Services Agreement between Cohen & Steers Securities, LLC, American United Life Insurance Company and OneAmerica Securities, Inc. (18)

8.73	Form of Servicing Agreement between Natixis Distribution, LP, American United Life Insurance Company and OneAmerica Securities, Inc. (18)

8.74	Form of Financial Intermediary Agreement between Baron Capital, Inc., American United Life Insurance Company and OneAmerica Securities, Inc. (18)

8.75	Form of Dealer Sales and Services Agreement between William Blair & Company, LLC, American United Life Insurance Company and OneAmerica Securities, Inc. (18)

8.76	Form of Services Agreement between First Eagle Funds Distributors, LLC and American United Life Insurance Company (18)

8.77	Servicing Agreement between Nationwide Fund Management, LLC and American United Life Insurance Company and OneAmerica Securities, Inc. (19)

8.78	Service Agreement between Harbor Fund Distributors and American United Life Insurance Company (19)

8.79	Administrative Services Agreement TCW Funds Distributors and American United Life Insurance Company and OneAmerica Securities, Inc. (19)

8.80	Mutual Fund Sales and Service Agreement between Foreside Fund Services, LLC (Auxier) and OneAmerica Securities, Inc. (20)

8.81	Distribution and Shareholder Services Agreement between Voya Investments Distributor, LLC, American United Life Insurance Company, and OneAmerica Securities, Inc. (20)

8.82	Operating and Services Agreement between Baird Funds, Inc., American United Life Insurance Company, and OneAmerica Securities, Inc. (20)

8.83	Alta Trust Master Participation Agreement for the Intellecents Collective Investment Trust (21)

8.84	Calamos Investments Selling Agreement with American United Life Insurance Company and OneAmerica Securities, Inc. (21)

8.85	Shareholder Service Agreement for the Equity and Fixed Income Funds of Goldman Sachs Trust and OneAmerica Retirement Services, LLC (21)

8.86	Participation Agreement Hand Composite Employee Benefit Trust and American United Life Insurance Company (21)

8.87	Financial Intermediary Agreement between Lazard Asset Management Securities, LLC and American United Life Insurance Co. and OneAmerica Securities, Inc. (21)

8.88	Blackstone Participation Agreement with American United Life Insurance Company and OneAmerica Securities, Inc. (24)

8.89	Form of Dealer Agreement between Foreside Financial Services, LLC and OneAmerica Securities, Inc. (24)

8.90	Form of Dealer Agreement between Guggenheim Funds Distributors, LLC and OneAmerica Securities, Inc. (24)

9.	Opinion and Consent of Counsel of AUL as to the legality of Contracts being registered (23)

10.	Miscellaneous Consents

10.1	Consent of Independent Auditors (filed herewith)

10.2	Consent of Dechert LLP (filed herewith)

10.3	Powers of Attorney (filed herewith)

10.4	Rule 483 Certified Resolution (filed herewith)

10.5	Form of Initial Summary Prospectus (23)

10.6	Form of Updating Summary Prospectus (23)

11.	Not applicable

12.	Not applicable

(1)	Re-filed with the Registrant’s Post-Effective Amendment No. 15 (File No. 33-31375) on April 20, 2009.

(2)	Filed with the Registrant’s Post-Effective Amendment No. 17 (File No. 33-31375) on April 30, 1999.

(3)	Filed with the Registrant’s Post-Effective Amendment No. 21 (File No. 33-31375) on July 27, 2001.

(4)	Filed with the Registrant’s Post-Effective Amendment No. 22 (File No. 33-31375) on May 1, 2002.

(5)	Filed with the Registrant’s Post-Effective Amendment No. 23 (File No. 33-31375) on April 30, 2003.

(6)	Filed with the Registrant’s Post-Effective Amendment No. 26 (File No. 33-31375) on April 28, 2004.

(7)	Filed with the Registrant’s Post-Effective Amendment No. 27 (File No. 33-31375) on July 2, 2004.

(8)	Filed with the Registrant’s Post-Effective Amendment No. 28 (File No. 33-31375) on April 29, 2005.

(9)	Filed with the Registrant’s Post-Effective Amendment No. 30 (File No. 33-31375) on April 28, 2006.

(10)	Filed with the Registrant’s Post-Effective Amendment No. 36 (File No. 33-31375) on April 20, 2009.

(11)	Filed with the Registrant’s Post-Effective Amendment No. 37 (File No. 33-31375) on April 19, 2010.

(12)	Filed with the Registrant’s Post-Effective Amendment No. 38 (File No. 33-31375) on April 19, 2011.

(13)	Filed with the Registrant’s Post-Effective Amendment No. 39 (File No. 33-31375) on April 20, 2012.

(14)	Filed with the Registrant’s Post-Effective Amendment No. 43 (File No. 33-31375) on April 24, 2015.

(15)	Filed with the Registrant’s Post-Effective Amendment No. 44 (File No. 33-31375) on April 22, 2016.

(16)	Filed with the Registrant’s Post-Effective Amendment No. 45 (File No. 33-31375) on April 26, 2017.

(17)	Filed with the Registrant’s Post-Effective Amendment No. 46 (File No. 33-31375) on April 25, 2018.

(18)	Filed with the Registrant’s Post-Effective Amendment No. 47 (File No. 33-31375) on April 29, 2019.

(19)	Filed with the Registrant’s Post-Effective Amendment No. 49 (File No. 33-31375) on April 24, 2020.

(20)	Filed with the Registrant’s Post-Effective Amendment No. 50 (File No. 33-31375) on April 29, 2021.

(21)	Filed with the Registrant's Post-Effective Amendment No. 51 (File No. 33-31375) on April 22, 2022.

(22)	Filed with the Registrant's Post-Effective Amendment No. 52 (File No. 33-31375) on May 11, 2022.

(23)	Filed with Registrant's Post-Effective Amendment No. 58 (File No. 33-31375) on November 23, 2022.

(24)	Filed with Registrant's Post-Effective Amendment No. 59 (File No. 33-31375) on April 24, 2023.

ITEM 28. DIRECTORS AND OFFICERS OF AUL

NAME AND PRINCIPAL	POSITIONS AND OFFICES
BUSINESS ADDRESS*	WITH AUL
J. Scott Davison*	President and Chief Executive Officer (8/13 - present); Chairman, AUL (3/14 - present)

Richard M. Ellery*	General Counsel and Secretary (4/19 - present); Director (4/19 - present)

Carolyn L. Estrada*	Principal Accounting Officer (1/21 - present)

Dennis C. Martin*	President, Individual Life and Financial Services (1/18 - present); Director, AUL (4/19 - present)

Sandra McCarthy*	President, Retirement Services (6/18 - present); Director (4/19 - present)

Andrew J. Michie*	Chief Financial Officer (1/22 - present); Director, AUL (1/22 - present)

Karin W. Sarratt*	Executive Vice President (9/16 - present); Director, AUL (12/16 - present)

David M. Weisenburger*	Chief Investment Officer (6/23 - present)

* The Principal business address of all of the persons listed is One American Square, Indianapolis, Indiana 46206-0368

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

AMERICAN UNITED LIFE INSURANCE COMPANY (“AUL”) is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company.

AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY (“AUMIHC”) is a mutual holding company created on December 17, 2000, under the laws of the state of Indiana. The rights of policyowners of American United Life Insurance Company, including the right to elect directors to the Board of Directors, reside with this entity, which must hold at least 51% of the voting stock of the stock holding company, OneAmerica Financial Partners, Inc.

AUL REINSURANCE MANAGEMENT SERVICES, LLC (“RMS”) is a limited liability company organized under the laws of Indiana on November 3, 1999. RMS is a reinsurance manager. Since divestiture of AUL’s life reinsurance division, most reinsurance and AUL Long Term Care Solutions, Inc. were transferred to Employers Reinsurance Corporation on July 1, 2002.

MCCREADY AND KEENE, INC., (“McCready”) is an Indiana corporation operating as an independent actuarial and employee benefits consulting firm specializing in designing, installing and administering customized retirement plans. Effective July 1, 2010, OAFP, described below, purchased 100% of the outstanding stock of McCready at $1,235.48/share pursuant to a June 23, 2010 share purchase agreement.

NEWOHIO, LLC (“NewOhio”) is an Indiana limited liability company that was formed by OneAmerica on May 2, 2011 for the purposes of (a) acquiring, holding and/or disposing of mortgage loans and/or real estate and/or interested therein, from OneAmerica or from any of its subsidiaries. The sole initial member of NewOhio is OneAmerica.

OLDOHIO, LLC (“OldOhio”) is an Indiana limited liability company that was formed by OneAmerica on September 19, 2011, for the purposes of (a) acquiring, holding and/or disposing of mortgage loans and/or real estate and/or interested therein, from OneAmerica or from any of its subsidiaries. The sole initial member of NewOhio is OneAmerica.

ONEAMERICA ASSET MANAGEMENT, LLC (“OAM”) is a limited liability company organized under the laws of Indiana on October 12, 2012. OAM acts as an investment adviser registered with the appropriate governmental or regulatory authorities and succeeds to the investment advisory business of AUL. The sole initial member of the OAM is OneAmerica Financial Partners, Inc which is wholly owned by AUMIHC.

ONEAMERICA FINANCIAL PARTNERS, INC. (“OAFP”) is a stock holding company organized under the laws of Indiana. OAFP is wholly owned by AUMIHC which must always hold at least 51 percent of the voting of the stock of OAFP. In 2003, the Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033. OAFP owns 100 percent of the voting stock of AUL and is the sole member of OAM.

ONEAMERICA INVESTMENT ADVISORY SERVICES LLC (“OAIAS”) is a limited liability company organized under the laws of Indiana on August 3, 2016. OAIAS acts as an investment adviser registered with the appropriate governmental or regulatory authorities. The sole member of OAIAS is OneAmerica Financial Partners, Inc. which is wholly owned by AUMIHC.

ONEAMERICA RETIREMENT SERVICES LLC (“OARS”) is an Indiana limited liability company engaged in the business of providing recordkeeping and related services to retirement plans.

ONEAMERICA SECURITIES, INC. (“OAS”) (broker-dealer No. 801-56819) is a wholly owned subsidiary of AUL and was incorporated on June 4, 1969, and acts as a broker-dealer of securities products. On January 1, 2002, the name of this corporation was changed. The prior name was AUL Equity Sales Corp. As of December 31, 2018, the total number of shares, all without par value, that the corporation is authorized to issue is 1,000 shares. As of December 31, 2018, 400 shares are issued and outstanding all of which were purchased and are owned by AUL.

PIONEER MUTUAL LIFE INSURANCE COMPANY A STOCK SUBSIDIARY OF AUMIHC (“Pioneer”) is a North Dakota domestic insurance company whose principal business is the sale of life insurance policies and annuity contracts. During calendar year 2001, Pioneer, pursuant to the authority of the North Dakota and Indiana Insurance Commissioners, and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC. Effective January 1, 2002, Pioneer is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC.

THE STATE LIFE INSURANCE COMPANY (“State Life”) is an Indiana domestic stock subsidiary of AUMIHC whose principal business is the sale of life insurance and long-term care insurance products. State Life became part of the insurance holding company system on September 23, 1994. During calendar year 2004, State Life, pursuant to the authority of the Indiana Insurance Commissioner and with the approval of its members, reorganized from a mutual insurance company to become a stock insurance subsidiary of AUMIHC. Effective December 30, 2004, State Life is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC.

REGISTRANT, AUL AMERICAN UNIT TRUST (File No. 811-5929), AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST (File No. 811-9193), AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536), and AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST (File No. 811-8311), are separate accounts of AUL, organized for the purpose of the sale of individual and group variable annuity contracts, respectively.

ITEM 30. INDEMNIFICATION

Article IX, Section 1 of the Second Amended and Restated Articles of Incorporation of American United Life Insurance Company provides as follows:

(a)	Coverage. The Corporation shall indemnfy as a matter of right, every person made a party to a proceeding because such person (an “Indemnitee”) is or was:

	(i)	a member of the Board of Directors of the Corporation,

	(ii)	an officer of the Corporation, or

	(iii)	while a director or officer of the Corporation, serving at the Corporation’s request as a director, officer, partner, trustee, member, manager, employee, or agent of another foreign or domestic corporation, limited liability company, partnership, joint venture, trust, employee benefit plan, or other enterprise, whether for profit or not,

Notwithstanding the foregoing, it must be determined in the specific case that indemnification of the Indemnitee is permissible in the circumstances because the Indemnitee has met the standard of conduct for indemnification specified in Indiana Code 27-1-7.5-8 (or any successor provision). The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final disposition thereof in accordance with the procedures and subject to the conditions specified in Indiana Code 27-1-7.5-10 (or any successor provision). The Corporation shall indemnify as a matter of right an Indemnitee who is wholly successful, on the merits or otherwise, in the defense of any such proceeding, against reasonable expenses incurred by the Indemnitee in connection with the proceeding without the requirement of a determination as set forth in the first sentence of this paragraph.

(b)	Determination. Upon demand by a person for indemnification or advancement of expenses, as the case may be, the Corporation shall expeditiously determine whether the person is entitled thereto in accordance with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).

(c)	Effective Date. The indemnification provided under this Article shall apply to any proceeding arising from acts or omissions occurring before or after the adoption of this Article.

ITEM 31. PRINCIPAL UNDERWRITERS

(a)	Other Activity. OneAmerica Securities, Inc. acts as the principal underwriter for policies offered by AUL through AUL American Individual Unit Trust (File No. 811-08536), AUL American Unit Trust (File No. 811-05929), AUL American Individual Variable Life Unit Trust (File No. 811-08311) and AUL American Individual Variable Annuity Unit Trust (File No. 811-09193).

(b)	Management. The directors and principal officers of OneAmerica Securities, Inc. are as follows:

NAME AND PRINCIPAL	POSITIONS AND OFFICES
BUSINESS ADDRESS*	WITH ONEAMERICA SECURITIES, INC.
Matthew T. Fleetwood*	President
Daniel Snyder*	Treasurer
Sean P. McGoff*	Chief Counsel and Secretary
Kory L. Bickel*	Chief Compliance Officer
James Yang*	Chief Information Security Officer
John W. Zeigler*	Participant Financial Consultation Manager
Eric D. Smiley*	Director of Operations
Bryan K. Hartley*	Financial Report Manager
Nicholas J. Cayetano*	Anti-Money Laundering Officer
Dennis J. Sandelski*	Vice President, Tax
Shaun Weyer*	Sales Development Director
Taylor Lionberger*	Sales Development Director

* The Principal business address of all of the persons listed is One American Square, Indianapolis, Indiana 46206-0368

(c)	Not applicable

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the investment Company Act of 1940 and the rules under that section will be maintained at One American Square, Indianapolis, Indiana 46206-0368.

ITEM 33. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 34. FEE REPRESENTATION

(a)	The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. IP-6-88 (November 28, 1988) with respect to annuity contract offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1) - (4) of this letter have been complied with.

(b)	American United Life Insurance Company (“Insurance Company”) represents that the aggregate fees and charges deducted under the variable annuity contracts described in this registration statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Indianapolis, and the State of Indiana on this April 29, 2024.

AUL AMERICAN UNIT TRUST
By: American United Life Insurance Company

By:
Name: J. Scott Davison*
Title: Chairman, President & CEO

AMERICAN UNITED LIFE INSURANCE COMPANY(R)
(Depositor)

By:
Name: J. Scott Davison*
Title: Chairman, President & CEO

* By:	/s/ Sean P. McGoff
Sean P. McGoff as attorney in fact
Date: April 29, 2024

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE
J. Scott Davison*	Chairman, Principal Executive Officer	April 29, 2024
Richard C. Ellery*	Director	April 29, 2024
Carolyn L. Estrada*	Principal Accounting Officer	April 29, 2024
Dennis C. Martin*	Director	April 29, 2024
Sandra McCarthy*	Director	April 29, 2024
Andrew J. Michie*	Director	April 29, 2024
Karin W. Sarratt*	Director	April 29, 2024
David M. Weisenburger*	Chief Investment Officer	April 29, 2024

*By:	/s/ Sean P. McGoff
Sean P. McGoff as attorney in fact

EXHIBITS FILED WITH FORM N-4

NUMBER IN FORM, N-4, ITEM 27	NAME OF EXHIBIT
10.1	Consent of Independent Auditors
10.2	Consent of Dechert LLP
10.3	Powers of Attorney
10.4	Rule 483 Certified Resolution

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